UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Steven K. McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:
Julie Tedesco Senior Vice President and Senior Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, 6th Floor Boston, Massachusetts 02111		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

Item 1. Schedules of Investments

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 98.2%
United States — 97.0%
Abbott Laboratories, 4.720%, 10/24/07	$1,400,000	$1,395,778
AIG Funding, Inc., 4.730%, 10/09/07	1,400,000	1,398,528
AstraZeneca PLC, 4.900%, 10/26/07	1,600,000	1,594,555
BankAmerica Corp., 4.900%, 11/08/07	700,000	696,379
BankAmerica Corp., 5.400%, 11/05/07	600,000	596,850
BNP Paribas Finance, Inc., 4.940%, 10/29/07	1,600,000	1,593,852
Cafco, LLC, 5.150%, 10/02/07	1,400,000	1,399,800
Ciesco, L.P., 5.150%, 10/01/07	1,400,000	1,400,000
CME Group, Inc., 5.130%, 10/04/07	1,400,000	1,399,402
Cornell University, 5.270%, 11/06/07	1,300,000	1,293,149
CRC Funding, LLC, 5.100%, 10/01/07	1,400,000	1,400,000
Danske Corp., 5.350%, 10/18/07	1,000,000	997,474
EI Dupont de Nemours & Co., 4.720%, 10/30/07	1,400,000	1,394,677
Federal Home Loan Bank Discount Notes, 0.010%, 10/09/07	9,000,000	8,990,900
Federal Home Loan Bank Discount Notes, 0.010%, 10/03/07	2,400,000	2,399,391
Federal Home Loan Bank Discount Notes, 0.010%, 10/15/07	1,700,000	1,696,992
General Electric Capital Corp., 4.750%, 11/09/07	1,300,000	1,293,310
General Re Corp., 5.240%, 10/02/07	1,300,000	1,299,811
Govco, LLC, 5.150%, 10/01/07	1,400,000	1,400,000
HBOS Treasury Services PLC, 5.500%, 10/09/07	1,200,000	1,198,533
Hewlett-Packard Co., 4.810%, 10/22/07	1,400,000	1,396,072
ING America Insurance Holdings, 5.350%, 11/28/07	1,300,000	1,288,795
Kimberly-Clark, 4.750%, 10/16/07	1,400,000	1,397,229
Kitty Hawk Funding Corp., 5.220%, 10/01/07	1,400,000	1,400,000
Metropolitan Life Funding, Inc., 5.100%, 10/11/07	1,400,000	1,398,017
New Center Asset Trust, 5.230%, 10/10/07	400,000	399,477
NSTAR Electric Co., 4.800%, 10/03/07	1,500,000	1,499,600
Paccar Financial Corp., 5.270%, 10/11/07	1,300,000	1,298,097
Pitney Bowes, Inc., 4.730%, 10/15/07	1,400,000	1,397,425
Sigma Finance, Inc., 5.290%, 10/09/07	800,000	799,060
Sigma Finance, Inc., 5.550%, 10/09/07	500,000	499,383
Societe Generale North America, 5.020%, 11/19/07	1,400,000	1,390,434
Southern Co., 4.800%, 10/16/07	1,400,000	1,397,200
StatoilHydro ASA, 4.850%, 10/18/07	1,000,000	997,710
SYSCO Corp., 4.750%, 12/13/07	400,000	396,147
Target Corp., 4.750%, 10/29/07	1,400,000	1,394,828
The Stanley Works, 4.800%, 11/02/07	1,500,000	1,493,600
W.W. Grainger, Inc., 5.240%, 10/24/07	1,100,000	1,096,317
Westpac Banking Corp., 5.600%, 11/05/07	1,400,000	1,392,378
		57,171,150

	SHARES	VALUE
Other — 1.2%
SSgA Government Money Market Fund	22	22
SSgA Money Market Fund	747,604	747,604
		747,626

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $57,918,776)		57,918,776

Total Investments — 98.2%
(Identified Cost $57,918,776)#		57,918,776

Cash and Other Assets, Less liabilities — 1.8%		1,047,946
Net Assets — 100.0%		$58,966,722

#          At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $57,918,776. The fund had no unrealized appreciation or depreciation.

SA U.S. Fixed Income Fund

Portfolio Sectors (% of portfolio market value)

Financials	46.1%
U.S. Government Agency	22.6%
Non-Cyclical	10.5%
Utilities	5.0%
Technology	4.8%
Cyclical	4.3%
Industrials	2.6%
Basic Materials	2.4%
Energy	1.7%

Total	100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 80.9%
Australia — 0.5%
Toyota Finance Australia Ltd., 4.710%, 12/20/07	AUD	3,265,000	$2,876,086

Austria — 5.6%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,610,000,000	14,265,281
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11 (a)	JPY	1,600,000,000	14,122,443
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,877,978
			35,265,702

Belgium — 2.6%
Kingdom of Belgium, 7.500%, 7/29/08	EUR	11,100,000	16,208,816

Canada — 1.1%
Province of Ontario, 1.875%, 1/25/10	JPY	760,000,000	6,747,179

Denmark — 3.3%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	91,000,000	17,299,287
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,757,298
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	901,113
			20,957,698

Finland — 1.5%
Municipality Finance Plc, 3.500%, 4/23/08	EUR	6,500,000	9,189,771

France — 9.0%
Caisse d’Amortissement de la Dette Sociale, 4.625%, 12/07/07	GBP	1,000,000	2,034,588
ERAP, 3.375%, 4/25/08	EUR	4,700,000	6,657,230
French Treasury Note BTAN, 3.000%, 7/12/08	EUR	11,500,000	16,215,832
IXIS-CIB, 2.750%, 6/26/08	EUR	12,900,000	18,089,516
Societe Nationale des Chemins de Fer Francais, 7.500%, 4/26/08	EUR	1,100,000	1,586,229
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	5,916,216
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,697,516
UNEDIC, 3.500%, 9/18/08	EUR	3,000,000	4,222,730
			56,419,857

Germany — 15.2%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	7,700,769
Bayerische Landesbank, 2.875%, 2/15/08	EUR	3,500,000	4,943,779
Bundesschatzanweisungen, 3.500%, 9/12/08	EUR	8,200,000	11,599,885
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	3,000,806
KfW Bankengruppe, 1.850%, 9/20/10 (a)	JPY	1,020,000,000	9,070,643
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	443,241
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	225,000,000	1,991,240
Landesbank Hessen-Thueringen Girozentrale, 5.125%, 12/07/07	GBP	4,300,000	8,756,006
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 3.000%, 7/04/08	EUR	7,300,000	10,266,424
Landwirtschaftliche Rentenbank, 3.625%, 9/01/08	EUR	9,300,000	13,105,923
Landwirtschaftliche Rentenbank, 4.900%, 11/19/07	AUD	5,300,000	4,677,768
Lb Baden-Wuerttemberg, 3.000%, 12/22/08	CHF	15,000,000	12,879,632
Norddeutsche Landesbank Girozentrale, 0.900%, 2/08/10	JPY	780,000,000	6,764,535
			95,200,651

Japan — 2.5%
Japan Finance Corp. for Municipal Enterprises, 1.550%, 2/21/12	JPY	1,795,000,000	15,884,907

Netherlands — 6.8%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,445,152
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	5,104,233
Netherlands Government Bond, 5.250%, 7/15/08	EUR	11,500,000	16,491,423
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	15,706,937
Rabobank Nederland, 2.250%, 5/08/09	SEK	15,000,000	2,235,591
			42,983,336

Norway — 2.8%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	15,191,895
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,538,816
			17,730,711

Spain — 2.4%
Instituto de Credito Oficial, 0.800%, 9/28/09	JPY	1,732,000,000	15,007,356

Supranational — 5.4%
African Development Bank, 1.950%, 3/23/10 (a)	JPY	1,170,000,000	10,373,902
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	13,659,893
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,867,652
Nordic Investment Bank, 5.090%, 12/20/07	AUD	6,700,000	5,909,211
			33,810,658

Sweden — 5.4%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	9,632,672
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	11,251,788
Government of Sweden, 5.000%, 1/28/09	SEK	42,000,000	6,572,199

		FACE AMOUNT	VALUE
BONDS AND NOTES (Continued)
Sweden (Continued)
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	6,131,637
			33,588,296

United Kingdom — 7.2%
Bank of England Euro Note, 2.500%, 1/28/08	EUR	11,000,000	15,535,183
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	10,768,422
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	15,484,974
Royal Bank of Scotland Plc, 5.000%, 12/20/07	GBP	1,787,000	3,628,737
			45,417,316

United States — 9.6%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	8,683,400
Citigroup, Inc., 4.625%, 11/14/07	EUR	6,800,000	9,665,107
Federal Home Loan Mortgage Corp., 3.500%, 2/15/08	EUR	3,500,000	4,954,147
General Electric Capital Corp., 1.450%, 11/10/11 (a)	JPY	1,590,000,000	13,757,221
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,597,207
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	2,150,000,000	18,685,500
			60,342,582

TOTAL BONDS AND NOTES
(Identified Cost $479,160,691)			507,630,922

SHORT-TERM INVESTMENTS — 20.1%
United States — 19.5%
AstraZeneca PLC, 4.900%, 10/26/07	USD	12,600,000	12,557,125
Bank of Nova Scotia, 5.670%, 10/15/07	USD	17,700,000	17,700,069
BASF AG, 5.270%, 10/01/07	USD	5,600,000	5,600,000
Caisse centrale Desjardins, 5.700%, 10/05/07	USD	7,700,000	7,695,123
CME Group, Inc., 5.050%, 10/15/07	USD	13,200,000	13,174,077
EI Dupont de Nemours & Co., 5.000%, 10/04/07	USD	5,800,000	5,797,583
Electricite de France, 4.800%, 10/04/07	USD	13,000,000	12,994,800
Govco, Inc., 5.150%, 10/01/07	USD	10,400,000	10,400,000
ING America Insurance Holdings, 5.350%, 12/04/07	USD	17,000,000	16,841,050
Statens Bostadsfinansieringsaktiebolag, 5.830%, 10/09/07	USD	15,000,000	14,980,567
Swedish Export Credit Corp., 5.450%, 10/04/07	USD	4,500,000	4,497,956
			122,238,350

		SHARES	VALUE
Other — 0.6%
SSgA Government Money Market Fund	USD	1	1
SSgA Money Market Fund	USD	3,898,753	3,898,753
			3,898,754

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $126,134,365)			126,137,104

COLLATERAL FOR SECURITIES ON LOAN—4.4%
Short Term—4.4%
State Street Navigator Prime Portfolio	USD	27,451,200	27,451,200

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $27,451,200)			27,451,200

Total Investments — 105.40%
(Identified Cost $632,746, 256)#			661,219,226
Liabilities, Less Cash and Other Assets — (5.4%)			(33,979,316)
Net Assets — 100.0%			$627,239,910

(a)          All or a portion of security is on loan. As of September 30, 2007, the market value of securities on loan was $26,710,009.

#                 At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $632,746,256. Net unrealized appreciation aggregated $28,472,970 of which $29,046,681 related to appreciated investment securities and $573,711 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Great British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

SA Global Fixed Income B8Y9- COUNTRY BREAKDOWN

Portfolio Country Allocation (% of portfolio market value)

United States	28.7%
Germany	15.0%
Other	13.9%
France	8.9%
United Kingdom	7.2%
Netherlands	6.8%
Austria	5.6%
Supranational	5.3%
Sweden	5.3%
Denmark	3.3%

Total	100.0%

SA Global Fixed Income Fund

Ten Largest Industry Holdings at September 30, 2007

(% of portfolio net assets):

Industry	Percentage
Banks	16.8
Financial Services	10.8
Foreign Government/Agency-Germany	10.6
Supranational Organizations	5.4
Foreign Government/Agency-Sweden	5.4
Diversified Operations	4.9
Insurance	4.1
Foreign Government/Agency-Netherlands	4.0
Foreign Government/Agency-Austria	3.4
Foreign Government/Agency-Denmark	3.3

At September 30, 2007 the SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/(Depreciation)
Australian Dollar (Sell)	10/12/2007	15,445,383	$12,682,204	$13,666,792	$(984,588)
Canadian Dollar (Sell)	10/12/2007	37,803,953	35,901,190	37,947,161	(2,045,971)
Canadian Dollar (Buy)	10/12/2007	37,803,953	36,295,163	37,947,161	1,651,998
Swiss Franc (Sell)	10/12/2007	53,945,758	44,992,292	46,258,914	(1,266,622)
Danish Krone (Sell)	10/12/2007	144,699,083	26,599,096	27,611,218	(1,012,122)
Euro (Sell)	10/12/2007	124,175,777	170,081,078	176,638,013	(6,556,935)
Great British Pound (Sell)	10/12/2007	7,350,818	14,856,003	14,982,993	(126,989)
Japanese Yen (Sell)	10/12/2007	20,458,742,841	178,212,046	178,254,621	(42,575)
Swedish Krona (Sell)	10/12/2007	368,380,956	54,030,648	56,910,263	(2,879,615)
					$(13,263,419)

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 95.7%
Advertising — 0.2%
Getty Images, Inc.*	1,600	$44,544
Harte-Hanks, Inc.	2,550	50,184
Interpublic Group of Cos., Inc.*	16,770	174,073
inVentiv Health, Inc.*	1,000	43,820
Lamar Advertising Co., Class A	3,300	161,601
Marchex, Inc., Class B	1,000	9,510
Omnicom Group, Inc.	10,400	500,136
		983,868
Aerospace/Defense — 2.1%
AAR Corp.*	1,100	33,374
Alliant Techsystems, Inc.*	875	95,638
BE Aerospace, Inc.*	2,400	99,672
Boeing Co.	27,400	2,876,726
Curtiss-Wright Corp.	1,576	74,860
DRS Technologies, Inc.	1,618	89,184
GenCorp, Inc.*	1,500	17,940
General Dynamics Corp.	15,400	1,300,838
Goodrich Corp.	4,200	286,566
Hexcel Corp.*	3,100	70,401
Honeywell International, Inc.	32,700	1,944,669
Kratos Defense & Security Solutions, Inc.*	700	1,918
Moog, Inc., Class A*	1,500	65,910
Northrop Grumman Corp.	13,164	1,026,792
Orbital Sciences Corp.*	2,300	51,152
Raytheon Co.	17,100	1,091,322
Rockwell Collins	6,700	489,368
Teledyne Technologies, Inc.*	1,700	90,763
TransDigm Group, Inc.*	300	13,713
Triumph Group, Inc.	200	16,342
United Technologies Corp.	39,840	3,206,323
World Fuel Services Corp.	1,000	40,810
		12,984,281
Agricultural Operations — 0.3%
AGCO Corp.*	3,600	182,772
CF Industries Holdings, Inc.	1,900	144,229
Monsanto Co.	21,734	1,863,473
		2,190,474
Airlines — 0.2%
AirTran Holdings, Inc.*	3,800	37,392
Alaska Air Group, Inc.*	1,700	39,253
AMR Corp.*	9,500	211,755
Continental Airlines, Inc., Class B*	4,100	135,423
ExpressJet Holdings, Inc.*	700	2,163
JetBlue Airways Corp.*	7,050	65,001
Republic Airways Holdings, Inc.*	1,700	35,989
SkyWest, Inc.	1,900	47,823
Southwest Airlines Co.	30,500	451,400
UAL Corp.*	3,610	167,973
		1,194,172
Auto & Related — 0.9%
A.S.V., Inc.*	1,000	14,030
Advance Auto Parts, Inc.	3,700	124,172
American Axle & Manufacturing Holdings, Inc.	2,100	53,025
ArvinMeritor, Inc.	2,100	35,322
Asbury Automotive Group, Inc.	900	17,829
AutoZone, Inc.*	2,000	232,280
Avis Budget Group, Inc.*	3,804	87,074
BorgWarner, Inc.	2,200	201,366
CarMax, Inc.*	7,146	145,278
CSK Auto Corp.*	500	5,325
Cummins Engine Co., Inc.	2,400	306,936
Dana Corp.*	4,500	878
Dollar Thrifty Automotive Group, Inc.*	500	17,345
Ford Motor Co.*	72,700	617,223
General Motors Corp.	22,600	829,420
Harley-Davidson, Inc.	10,400	480,584
Johnson Controls, Inc.	6,600	779,526
Lear Corp.*	2,700	86,670
Monaco Coach Corp.	400	5,612
Navistar International Corp.*	2,800	172,760
O’Reilly Automotive, Inc.*	3,600	120,276
Oshkosh Truck Corp.	2,600	161,122
PACCAR, Inc.	9,187	783,192
Penske Automotive Group, Inc.	3,200	64,768
Proliance International, Inc.*	94	198
Rent-A-Center, Inc.*	1,950	35,353
Superior Industries International, Inc.	300	6,507
Tenneco Automotive, Inc.*	1,500	46,515
Thor Industries, Inc.	1,600	71,984
TRW Automotive Holdings Corp.*	3,700	117,216
United Rentals, Inc.*	3,200	102,944
Visteon Corp.*	4,600	23,690
Wabash National Corp.	300	3,387
WABCO Holdings, Inc.	2,666	124,635
Winnebago Industries, Inc.	400	9,552
		5,883,994
Banks/Savings & Loans — 4.7%
Accredited Home Lenders Holding Co.*	100	1,167
Alabama National BanCorp.	300	23,376
AMCORE Financial, Inc.	500	12,460
Associated Banc-Corp.	4,619	136,861
Astoria Financial Corp.	3,700	98,161
Banco Bilbao Vizcaya Argentaria SA	4,958	115,422
BancorpSouth, Inc.	2,700	65,610
Bank of America Corp.	177,875	8,941,776
Bank of New York Mellon Corp.	30,150	1,330,821
BankAtlantic Bancorp, Inc., Class A	2,200	19,074
BankUnited Financial Corp., Class A	500	7,770
BB&T Corp.	20,911	844,595
BOK Financial Corp.	2,242	115,261
Boston Private Financial Holdings, Inc.	1,300	36,192
Brookline Bancorp, Inc.	1,500	17,385
Capitol Federal Financial	2,500	85,500
Cathay Bancorp, Inc.	1,950	62,810
Central Pacific Financial Corp.	1,300	37,960
Chemical Financial Corp.	315	7,639
Chittenden Corp.	1,625	57,135
City National Corp.	1,200	83,412
Comerica, Inc.	5,900	302,552
Commerce Bancshares, Inc.	2,969	136,247
Community Bank Systems, Inc.	400	7,808
Corus Bankshares, Inc.	1,600	20,832
CVB Financial Corp.	2,416	28,267
Dime Community Bancshares	600	8,982
Downey Financial Corp.	300	17,340
East West Bancorp, Inc.	2,200	79,112
F.N.B. Corp.	1,851	30,616
Fifth Third Bancorp	22,337	756,778
First Charter Corp.	600	18,102
First Community Bancorp	1,200	65,652
First Financial Bancorp	630	8,051
First Horizon National Corp.	4,600	122,636
First Midwest Bancorp, Inc.	1,500	51,240
First Niagara Financial Group, Inc.	3,500	49,525
FirstFed Financial Corp.*	300	14,865
FirstMerit Corp.	3,000	59,280
Flagstar Bancorp, Inc.	2,500	24,325

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Frontier Financial Corp.	1,500	34,995
Fulton Financial Corp.	6,967	100,185
Glacier Bancorp, Inc.	1,875	42,225
Greater Bay Bancorp	1,900	52,440
Hancock Holding Co.	400	16,032
Hanmi Financial Corp.	1,407	21,794
Harleysville National Corp.	463	7,357
Hudson City Bancorp, Inc.	22,607	347,696
Huntington Bancshares, Inc.	13,392	227,396
International Bancshares Corp.	2,750	59,675
M&T Bank Corp.	3,000	310,350
Marshall & Ilsley Corp.	9,600	420,192
MB Financial, Inc.	1,450	50,098
National City Corp.	26,611	667,670
National Penn Bancshares, Inc.	1,723	28,191
NBT Bancorp, Inc.	600	13,044
New York Community Bancorp, Inc.	11,765	224,123
NewAlliance Bancshares, Inc.	3,600	52,848
Northern Trust Corp.	8,700	576,549
Northwest Bancorp, Inc.	1,900	54,074
Old National Bancorp	2,307	38,227
Pacific Capital Bancorp	1,666	43,816
People’s United Financial, Inc.	10,710	185,069
PFF Bancorp, Inc.	450	6,903
PNC Bank Corp.	13,536	921,802
Prosperity Bancshares, Inc.	1,200	39,792
Provident Bankshares Corp.	400	12,532
Provident Financial Services, Inc.	2,300	37,651
Regions Financial Corp.	29,116	858,340
S&T Bancorp, Inc.	415	13,317
Sovereign Bancorp, Inc.	18,060	307,742
Sterling Bancshares, Inc.	2,250	25,673
Sterling Financial Corp.	1,660	44,671
SunTrust Banks, Inc.	11,626	879,739
SVB Financial Group*	500	23,680
TCF Financial Corp.	4,700	123,046
The Colonial BancGroup, Inc.	6,100	131,882
TrustCo Bank Corp. NY	2,380	26,013
Trustmark Corp.	1,300	36,452
U.S. Bancorp	70,915	2,306,865
UCBH Holdings, Inc.	4,020	70,270
UMB Financial Corp.	1,600	68,576
Umpqua Holdings Corp.	1,400	28,014
UnionBanCal Corp.	4,900	286,209
United Bankshares, Inc.	1,500	45,660
United Community Banks, Inc.	1,550	38,006
Valley National Bancorp	4,688	103,980
Wachovia Corp.	76,158	3,819,324
Washington Federal, Inc.	2,947	77,388
Washington Mutual, Inc.	37,834	1,335,919
Webster Financial Corp.	1,310	55,177
WesBanco, Inc.	100	2,498
Westamerica Bancorporation	700	34,867
Western Alliance Bancorp*	1,000	23,570
Wintrust Financial Corp.	300	12,807
Zions Bancorporation	2,707	185,890
		29,460,898
Broadcasting — 0.9%
Charter Communications, Inc., Class A*	17,100	44,118
Citadel Broadcasting Corp.	10,707	44,541
Comcast Corp., Class A*	82,487	1,994,535
Comcast Corp., Class A Special*	44,100	1,056,636
Cox Radio, Inc., Class A*	800	10,440
Crown Media Holdings, Inc., Class A*	2,400	17,256
Cumulus Media, Inc., Class A*	900	9,198
Discovery Holding Co., Class A*	8,040	231,954
Entercom Communications Corp.	1,100	21,263
Entravision Communications Corp.*	1,700	15,674
Gray Television, Inc.	500	4,245
Hearst-Argyle Television, Inc.	1,600	41,536
Liberty Global, Inc., Series A*	3,795	155,671
Liberty Global, Inc., Series C*	8,195	316,819
Liberty Media Holding Corp. - Capital Series A*	4,830	602,929
Lin TV Corp., Class A*	200	2,602
Mediacom Communications Corp.*	2,700	19,035
Radio One, Inc., Class D*	2,000	7,460
Salem Communications Corp., Class A	200	1,600
Sinclair Broadcast Group, Inc., Class A	1,000	12,040
Spanish Broadcasting System, Inc., Class A*	400	1,032
The DIRECTV Group, Inc.*	48,899	1,187,268
TiVo, Inc.*	1,100	6,985
Westwood One, Inc.	2,200	6,050
World Wrestling Federation Entertainment, Inc.	1,500	22,620
		5,833,507
Building & Construction — 0.5%
Beazer Homes USA, Inc.	1,600	13,200
Cavco Industries, Inc.*	100	3,350
Centex Corp.	4,500	119,565
Champion Enterprises, Inc.*	2,100	23,058
D.R. Horton, Inc.	12,500	160,125
Dycom Industries, Inc.*	700	21,441
Emcor Group, Inc.*	2,200	68,992
Fleetwood Enterprises, Inc.*	2,200	18,810
Florida Rock Industries, Inc.	2,525	157,787
Granite Construction, Inc.	1,500	79,530
Hovnanian Enterprises, Inc., Class A*	1,000	11,090
Insituform Technologies, Inc., Class A*	1,000	15,230
Jacobs Engineering Group, Inc.*	4,400	332,552
KB HOME	3,300	82,698
Lennar Corp., Class A	4,300	97,395
Lennar Corp., Class B	800	17,000
M.D.C. Holdings, Inc.	1,057	43,274
M/I Homes, Inc.	100	1,389
Martin Marietta Materials, Inc.	1,200	160,260
Masco Corp.	15,800	366,086
Meritage Corp.*	400	5,648
Modine Manufacturing Co.	400	10,648
NCI Building Systems, Inc.*	200	8,642
NVR, Inc.*	100	47,025
Perini Corp.*	110	6,152
Pulte Corp.	9,300	126,573
Ryland Group, Inc.	1,200	25,716
Simpson Manufacturing Co., Inc.	1,400	44,590
Standard Pacific Corp.	2,500	13,725
Texas Industries, Inc.	600	47,100
The Shaw Group, Inc.*	3,200	185,920
Toll Brothers, Inc.*	5,800	115,942
TOUSA, Inc.	1,725	2,777
Trex Co., Inc.*	100	1,112
URS Corp.*	1,600	90,320
USG Corp.*	3,400	127,670
Vulcan Materials Co.	2,700	240,705
Washington Group International, Inc.*	300	26,343
WCI Communities, Inc.*	1,600	9,584
		2,929,024

	SHARES	VALUE
COMMON STOCKS (Continued)
Business Services — 1.0%
Acxiom Corp.	3,000	59,370
Administaff, Inc.	1,000	36,300
AMN Healthcare Services, Inc.*	1,200	22,476
Automatic Data Processing, Inc.	23,100	1,060,983
BEA Systems, Inc.*	15,000	208,050
BearingPoint, Inc.*	8,600	34,830
Brady Corp., Class A	1,600	57,408
Catalina Marketing Corp.*	1,800	58,302
CDI Corp.	300	8,364
Ceridian Corp.*	5,800	201,492
ChoicePoint, Inc.*	3,266	123,847
Cintas Corp.	6,000	222,600
CSG Systems International, Inc.*	1,800	38,250
Ecolab, Inc.	9,200	434,240
Electronic Data Systems Corp.	20,700	452,088
Expeditors International of Washington, Inc.	8,100	383,130
Fair, Issac & Co., Inc.	1,600	57,776
Fiserv, Inc.*	6,650	338,219
Foundry Networks, Inc.*	5,100	90,627
FTI Consulting, Inc.*	1,100	55,341
Gartner, Inc., Class A*	4,600	112,516
Gevity HR, Inc.	200	2,050
Global Payments, Inc.	2,480	109,666
Hudson Highland Group, Inc.*	270	3,437
Iron Mountain, Inc.*	7,975	243,078
Kelly Services, Inc., Class A	500	9,905
Kenexa Corp.*	1,000	30,780
Korn/Ferry International*	1,400	23,114
Labor Ready, Inc.*	2,300	42,573
Manpower, Inc.	3,200	205,920
MAXIMUS, Inc.	400	17,432
MPS Group, Inc.*	3,900	43,485
Navigant Consulting, Inc.*	1,613	20,420
Paychex, Inc.	15,250	625,250
Resources Connection, Inc.	1,600	37,040
Robert Half International, Inc.	6,200	185,132
SEI Investments Co.	7,400	201,872
TeleTech Holdings, Inc.*	1,900	45,429
Tetra Tech, Inc.*	2,300	48,576
The Corporate Executive Board Co.	800	59,392
Watson Wyatt & Co. Holdings	1,500	67,410
		6,078,170
Chemicals — 1.5%
A. Schulman, Inc.	200	3,946
Air Products & Chemicals, Inc.	9,000	879,840
Airgas, Inc.	2,800	144,564
Albemarle Corp.	4,000	176,800
Arch Chemicals, Inc.	200	9,376
Ashland, Inc.	2,700	162,567
Cabot Corp.	2,400	85,272
Cabot Microelectronics Corp.*	300	12,825
Celanese Corp., Series A	5,100	198,798
Chemtura Corp.	10,078	89,593
Cytec Industries, Inc.	2,000	136,780
Dionex Corp.*	300	23,838
Dow Chemical Co.	38,200	1,644,892
E.I. du Pont de Nemours & Co.	36,800	1,823,808
Eastman Chemical Co.	2,900	193,517
Ferro Corp.	1,500	29,970
FMC Corp.	1,400	72,828
Georgia Gulf Corp.	600	8,340
H.B. Fuller Co.	2,300	68,264
Hercules, Inc.	4,100	86,182
Kronos Worldwide, Inc.	1,422	26,847
Lubrizol Corp.	2,600	169,156
Lyondell Chemical Co.	9,955	461,414
Minerals Technologies, Inc.	300	20,100
Nalco Holding Co.	2,190	64,934
NL Industries, Inc.	800	9,064
Olin Corp.	2,100	46,998
OM Group, Inc.*	400	21,124
PolyOne Corp.*	3,100	23,157
Praxair, Inc.	12,200	1,021,872
Rockwood Holdings, Inc.*	2,800	100,324
Rohm & Haas Co.	8,000	445,360
RPM, Inc.	4,400	105,380
Sigma-Aldrich Corp.	5,000	243,700
Spartech Corp.	500	8,530
Symyx Technologies*	400	3,476
Terra Industries, Inc.*	3,400	106,284
The Mosaic Co.*	1,800	96,336
The Valspar Corp.	3,200	87,072
Tronox, Inc., Class B	857	7,739
UAP Holding Corp.	2,600	81,536
Valhi, Inc.	3,660	86,925
Westlake Chemical Corp.	2,100	53,193
		9,142,521
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	5,335
Alliance Data Systems Corp.*	3,100	240,064
Arbitron, Inc.	300	13,602
Broadridge Financial Solutions, Inc.	5,775	109,436
Coinstar, Inc.*	1,000	32,170
Convergys Corp.*	5,300	92,008
CoStar Group, Inc.*	200	10,690
Deluxe Corp.	2,100	77,364
Euronet Worldwide, Inc.*	1,400	41,678
Fluor Corp.	2,100	302,358
Global Cash Access Holdings, Inc.*	500	5,295
Heartland Payment Systems, Inc.	1,400	35,980
Hewitt Associates, Inc., Class A*	380	13,319
Live Nation, Inc.*	3,200	68,000
Mobile Mini, Inc.*	1,000	24,160
Moody’s Corp.	11,100	559,440
NAVTEQ Corp.*	2,900	226,113
PHH Corp.*	1,567	41,181
Plexus Corp.*	800	21,920
Polycom, Inc.*	3,400	91,324
Quanta Services, Inc.*	5,834	154,309
R.H. Donnelley Corp.*	2,459	137,753
Sirva, Inc.*	1,300	897
TETRA Technologies, Inc.*	2,600	54,964
Viad Corp.	400	14,400
Weight Watchers International, Inc.	3,700	212,972
Western Union Co.	29,079	609,787
Wright Express Corp.*	1,300	47,437
		3,243,956
Communication Services — 0.0%
JDS Uniphase Corp.*	7,586	113,487

Communications Equipment — 0.2%
Andrew Corp.*	6,300	87,255
Arris Group, Inc.*	3,500	43,225
Atheros Communications, Inc.*	1,500	44,955
Ceradyne, Inc.*	300	22,722
Finisar Corp.*	13,400	37,520
General Cable Corp.*	1,400	93,968

	SHARES	VALUE
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Ixia*	1,700	14,824
L-3 Communications Holdings, Inc.	4,100	418,774
MasTec, Inc.*	2,200	30,954
Sonus Networks, Inc.*	12,300	75,030
Tekelec*	2,000	24,200
UTStarcom, Inc.*	4,400	16,104
ViaSat, Inc.*	1,200	36,996
		946,527
Computer Equipment — 1.6%
Adaptec, Inc.*	1,100	4,202
Electronics for Imaging, Inc.*	1,500	40,290
EMC Corp.*	87,332	1,816,506
Emulex Corp.*	3,300	63,261
Hutchinson Technology, Inc.*	400	9,840
Imation Corp.	500	12,265
Ingram Micro, Inc., Class A*	6,300	123,543
Insight Enterprises, Inc.*	1,000	25,810
Intel Corp.	230,600	5,963,316
MEMC Electronic Materials, Inc.*	8,400	494,424
Mentor Graphics Corp.*	3,500	52,850
MTS Systems Corp.	152	6,323
Palm, Inc.*	3,400	55,318
SanDisk Corp.*	7,800	429,780
Seagate Technology	2,590	66,252
Semtech Corp.*	3,700	75,776
Silicon Storage Technology, Inc.*	1,300	4,186
Synaptics, Inc.*	300	14,328
Trident Microsystems, Inc.*	2,700	42,903
Varian Semiconductor Equipment Associates, Inc.*	2,925	156,546
Western Digital Corp.*	8,900	225,348
Whitney Holding Corp.	2,525	66,609
		9,749,676
Computer Services — 2.0%
Affiliated Computer Services, Inc., Class A*	4,300	216,032
Aspen Technology, Inc.*	3,000	42,960
Avocent Corp.*	1,100	32,032
Black Box Corp.	300	12,828
Brocade Communications Systems, Inc.*	15,950	136,532
Cadence Design Systems, Inc.*	11,800	261,842
Cisco Systems, Inc.*	242,621	8,033,181
Cognizant Technology Solutions Corp.*	4,700	374,919
Computer Sciences Corp.*	6,300	352,170
Compuware Corp.*	14,300	114,686
Diebold, Inc.	2,800	127,176
DST Systems, Inc.*	2,500	214,525
Extreme Networks, Inc.*	3,400	13,056
FactSet Research Systems, Inc.	1,050	71,978
Fidelity National Information Services, Inc.	9,678	429,413
IHS, Inc., Class A*	1,600	90,384
Jack Henry & Associates, Inc.	3,100	80,166
Manhattan Associates, Inc.*	300	8,223
MICROS Systems, Inc.*	1,600	104,112
NCR Corp.*	6,900	343,620
NETGEAR, Inc.*	1,000	30,420
Network Appliance, Inc.*	14,200	382,122
Perot Systems Corp., Class A*	4,500	76,095
Sapient Corp.*	5,000	33,550
SRA International, Inc., Class A*	1,400	39,312
Sun Microsystems, Inc.*	144,000	807,840
Sybase, Inc.*	3,100	71,703
Sykes Enterprises, Inc.*	1,400	23,254
Syntel, Inc.	1,400	58,212
Unisys Corp.*	13,800	91,356
Wind River Systems, Inc.*	3,300	38,841
		12,712,540
Computer Software — 3.7%
3Com Corp.*	14,100	69,654
ACI Worldwide, Inc.*	900	20,115
Activision, Inc.*	11,744	253,553
Adobe Systems, Inc.*	23,208	1,013,261
Advent Software, Inc.*	400	18,788
ANSYS, Inc.*	3,000	102,510
Autodesk, Inc.*	9,300	464,721
Blackboard, Inc.*	1,000	45,840
BMC Software, Inc.*	8,200	256,086
Borland Software Corp.*	2,200	9,570
CA, Inc.	21,600	555,552
CheckFree Corp.*	3,500	162,890
Citrix Systems, Inc.*	6,400	258,048
Electronic Arts, Inc.*	12,300	688,677
Epicor Software Corp.*	1,900	26,163
eResearch Technology, Inc.*	1,600	18,224
Informatica Corp.*	2,400	37,680
Intermec, Inc.*	1,800	47,016
Intuit, Inc.*	13,200	399,960
L-1 Identity Solutions, Inc.*	2,731	51,479
Lawson Software, Inc.*	7,000	70,070
McAfee, Inc.*	6,400	223,168
Microsoft Corp.	391,700	11,539,482
Midway Games, Inc.*	3,500	15,260
National Instruments Corp.	2,850	97,840
Novell, Inc.*	13,200	100,848
Nuance Communications, Inc.*	7,700	148,687
NVIDIA Corp.*	21,300	771,912
Openwave Systems, Inc.	3,000	13,140
Oracle Corp.*	207,260	4,487,179
Parametric Technology Corp.*	4,580	79,784
Progress Software Corp.*	1,300	39,390
Quest Software, Inc.*	3,600	61,776
Red Hat, Inc.*	7,200	143,064
Salesforce.com, Inc.*	4,300	220,676
Symantec Corp.*	37,565	728,010
Take-Two Interactive Software, Inc.*	2,150	36,722
THQ, Inc.*	1,850	46,213
TIBCO Software, Inc.*	8,300	61,337
Ulticom, Inc.*	500	4,050
Verint Systems, Inc.*	1,000	26,000
		23,414,395
Computers — 3.0%
Apple Computer, Inc.*	32,400	4,974,696
Dell, Inc.*	90,900	2,508,840
Gateway, Inc.*	11,100	20,868
Hewlett-Packard Co.	108,801	5,417,202
International Business Machines Corp.	48,400	5,701,520
		18,623,126
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	56,934

Consumer Products — 2.2%
Avon Products, Inc.	18,700	701,811
Blyth, Inc.	1,500	30,675
Central Garden & Pet Co.*	200	1,780
Central Garden & Pet Co., Class A*	400	3,592
Clorox Co.	6,100	372,039
Colgate-Palmolive Co.	21,600	1,540,512
Energizer Holdings, Inc.*	2,000	221,700

	SHARES	VALUE
COMMON STOCKS (Continued)
Consumer Products (Continued)
Estee Lauder Companies, Inc., Class A	4,800	203,808
Fortune Brands, Inc.	5,300	431,897
Fossil, Inc.*	2,600	97,136
Hasbro, Inc.	5,700	158,916
IDEXX Laboratories, Inc.*	800	87,672
International Flavors & Fragrances, Inc.	3,500	185,010
Jarden Corp.*	2,655	82,146
Mattel, Inc.	15,300	358,938
Newell Rubbermaid, Inc.	11,100	319,902
Playtex Products, Inc.*	3,100	56,668
Procter & Gamble Co.	126,205	8,877,259
Russ Berrie & Co., Inc.*	400	6,720
Sally Beauty Holdings, Inc.*	3,500	29,575
Spectrum Brands, Inc.*	1,500	8,700
The Scotts Co., Class A	2,200	94,050
Tupperware Corp.	1,700	53,533
		13,924,039
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	157,044
Owens-Illinois, Inc.*	5,800	240,410
Silgan Holdings, Inc.	600	32,250
		429,704
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	110,618
Graphic Packaging Corp.*	8,000	36,160
Pactiv Corp.*	4,500	128,970
Rock-Tenn Co., Class A	1,400	40,460
Sealed Air Corp.	5,800	148,248
Sonoco Products Co.	1,700	51,306
		515,762
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	25,217
Central European Distribution Corp.*	1,400	67,074
Fastenal Co.	5,100	231,591
Genuine Parts Co.	5,900	295,000
Grainger, Inc.	2,500	227,975
LKQ Corp.*	1,300	45,253
Owens & Minor, Inc.	1,500	57,135
Pool Corp.	1,600	39,968
ScanSource, Inc.*	200	5,622
United Natural Foods, Inc.*	1,600	43,552
United Stationers, Inc.*	500	27,760
Watsco, Inc.	200	9,286
WESCO International, Inc.*	1,500	64,410
		1,139,843
Diversified Operations — 2.0%
3M Co.	28,600	2,676,388
Actuant Corp., Class A	1,200	77,964
Acuity Brands, Inc.	1,000	50,480
Barnes Group, Inc.	1,900	60,648
Carlisle Cos., Inc.	2,600	126,360
Chemed Corp.	400	24,864
Corning, Inc.	61,560	1,517,454
Covanta Holding Corp.*	5,690	139,462
Crane Co.	2,300	110,331
Danaher Corp.	12,300	1,017,333
ESCO Technologies, Inc.*	400	13,296
Esterline Technologies Corp.*	300	17,115
Federal Signal Corp.	900	13,824
Griffon Corp.*	400	6,040
Harsco Corp.	2,000	118,540
Hawaiian Electric Industries, Inc.	2,800	60,788
Hillenbrand Industries, Inc.	2,500	137,550
Illinois Tool Works, Inc.	22,700	1,353,828
ITT Industries, Inc.	7,400	502,682
KBR, Inc.*	16,946	656,996
Lancaster Colony Corp.	500	19,085
Leucadia National Corp.	7,800	376,116
Lockheed Martin Corp.	15,500	1,681,595
Mathews International Corp., Class A	500	21,900
Pentair, Inc.	3,700	122,766
PerkinElmer, Inc.	4,500	131,445
PPG Industries, Inc.	6,600	498,630
Roper Industries, Inc.	3,100	203,050
Sensient Technologies Corp.	1,800	51,966
Teleflex, Inc.	900	70,128
Textron, Inc.	7,800	485,238
Tredegar Corp.	400	6,900
Trinity Industries, Inc.	2,400	90,096
Universal Corp.	500	24,475
Vector Group Ltd.	1,589	35,602
Walter Industries, Inc.	1,400	37,660
		12,538,595
Education — 0.1%
Apollo Group, Inc., Class A*	6,550	393,982
Career Education Corp.*	3,700	103,563
Corinthian Colleges, Inc.*	3,100	49,321
DeVry, Inc.	2,400	88,824
ITT Educational Services, Inc.*	900	109,521
Renaissance Learning, Inc.	500	6,045
Strayer Education, Inc.	200	33,726
The Geo Group, Inc.*	800	23,688
Universal Technical Institute, Inc.*	1,000	18,000
		826,670
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	44,760
Calpine Corp.*	17,200	25,800
Dynegy, Inc., Class A*	16,200	149,688
Great Plains Energy, Inc.	2,700	77,787
Integrys Energy Group, Inc.	1,377	70,544
NSTAR	4,300	149,683
Portland General Electric Co.	2,100	58,380
Weststar Energy, Inc.	3,100	76,136
		652,778
Electrical Equipment — 2.9%
A.O. Smith Corp.	300	13,164
Advanced Energy Industries, Inc.*	1,800	27,180
Avid Technology, Inc.*	1,700	46,036
Axcelis Technologies, Inc.*	2,800	14,308
Checkpoint Systems, Inc.*	600	15,834
Credence Systems Corp.*	2,500	7,725
FLIR Systems, Inc.*	2,500	138,475
General Electric Co.	416,799	17,255,479
Genlyte Group, Inc.*	400	25,704
GrafTech International Ltd.*	3,700	66,008
Ionatron, Inc.*	2,300	7,889
Lincoln Electric Holdings, Inc.	900	69,849
Littelfuse, Inc.*	400	14,276
Microchip Technology, Inc.	8,150	296,008
Molex, Inc.	2,500	63,400
Molex, Inc., Class A	2,600	70,018
Power Integrations, Inc.*	400	11,884
Power-One, Inc.*	1,200	6,120
Rogers Corp.*	300	12,357
Veeco Instruments, Inc.*	400	7,752
Vicor Corp.	200	2,424

	SHARES	VALUE
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Xilinx, Inc.	12,400	324,136
		18,496,026
Electronics — 2.7%
Advanced Micro Devices, Inc.*	18,400	242,880
Agilent Technologies, Inc.*	16,800	619,584
Altera Corp.	14,500	349,160
AMETEK, Inc.	3,750	162,075
AMIS Holdings, Inc.*	4,000	38,840
Amkor Technology, Inc.*	7,500	86,400
Amphenol Corp., Class A	6,600	262,416
Analog Devices, Inc.	13,900	502,624
Anixter International, Inc.*	1,600	131,920
Applied Materials, Inc.	55,900	1,157,130
Applied Micro Circuits Corp.*	11,800	37,288
Arrow Electronics, Inc.*	4,600	195,592
Atmel Corp.*	19,500	100,620
ATMI, Inc.*	1,500	44,625
Avnet, Inc.*	5,522	220,107
AVX Corp.	6,200	99,820
Belden CDT, Inc.	1,500	70,365
Benchmark Electronics, Inc.*	2,250	53,707
Broadcom Corp., Class A*	19,900	725,156
Brooks Automation, Inc.*	2,500	35,600
Cirrus Logic, Inc.*	3,100	19,840
Coherent, Inc.*	400	12,832
Conexant Systems, Inc.*	18,217	21,860
Cree, Inc.*	2,600	80,860
Cubic Corp.	500	21,085
Cymer, Inc.*	1,500	57,585
Cypress Semiconductor Corp.*	6,100	178,181
Daktronics, Inc.	1,600	43,552
Diodes, Inc.*	1,500	48,150
DSP Group, Inc.*	500	7,915
Emerson Electric Co.	32,100	1,708,362
Energy Conversion Devices, Inc.*	900	20,448
EnerSys*	1,800	31,986
Entegris, Inc.*	5,017	43,548
Exar Corp.*	600	7,836
Fairchild Semiconductor Corp., Class A*	4,600	85,928
FormFactor, Inc.*	1,100	48,807
Genesis Microchip, Inc.*	900	7,056
Gentex Corp.	5,600	120,064
Harman International Industries, Inc.	1,900	164,388
Hittite Microwave Corp.*	1,100	48,565
Hubbell, Inc., Class B	2,100	119,952
II-VI, Inc.*	1,100	37,983
Integrated Device Technology, Inc.*	7,990	123,685
International Rectifier Corp.*	2,600	85,774
Intersil Corp., Class A	5,500	183,865
Itron, Inc.*	1,000	93,070
Jabil Circuit, Inc.	8,500	194,140
KEMET Corp.*	1,500	11,025
KLA-Tencor Corp.	9,000	502,020
Lam Research Corp.*	5,700	303,582
Lattice Semiconductor Corp.*	3,900	17,511
Linear Technology Corp.	12,000	419,880
LSI Logic Corp.*	29,110	215,996
Maxim Integrated Products, Inc.	12,836	376,737
Micrel, Inc.	2,800	30,240
Micron Technology, Inc.*	28,714	318,725
Microsemi Corp.*	2,900	80,852
MKS Instruments, Inc.*	2,300	43,746
Multi-Fineline Electronix, Inc.*	600	8,898
National Semiconductor Corp.	12,700	344,424
Newport Corp.*	1,600	24,368
Novellus Systems, Inc.*	4,556	124,197
OmniVision Technologies, Inc.*	1,000	22,730
ON Semiconductor Corp.*	13,000	163,280
Photronics, Inc.*	600	6,846
PMC-Sierra, Inc.*	8,400	70,476
QLogic Corp.*	5,800	78,010
Rambus, Inc.*	4,400	84,084
Rockwell Automation Inc.	6,400	444,864
Sanmina-SCI Corp.*	21,220	44,986
Sigmatel, Inc.*	1,000	2,600
Silicon Image, Inc.*	2,600	13,390
Silicon Laboratories, Inc.*	2,100	87,696
Skyworks Solutions, Inc.*	6,500	58,760
Solectron Corp.*	36,200	141,180
Synopsys, Inc.*	4,900	132,692
Taser International, Inc.*	1,000	15,690
Tech Data Corp.*	1,300	52,156
Technitrol, Inc.	1,500	40,425
Tektronix, Inc.	3,000	83,220
Teradyne, Inc.*	7,100	97,980
Tessera Technologies, Inc.*	1,600	60,000
Texas Instruments, Inc.	57,600	2,107,584
Thermo Electron Corp.*	15,523	895,988
Thomas & Betts Corp.*	2,300	134,872
Trimble Navigation Ltd.*	3,900	152,919
TriQuint Semiconductor, Inc.*	5,100	25,041
Vishay Intertechnology, Inc.*	6,430	83,783
Vitesse Semiconductor Corp.*	7,500	7,200
Zoran Corp.*	1,700	34,340
		16,718,219
Energy — 1.9%
Centerpoint Energy, Inc.	12,850	205,986
ChevronTexaco Corp.	87,247	8,164,574
CONSOL Energy, Inc.	7,000	326,200
DTE Energy Co.	6,800	329,392
Energy East Corp.	5,900	159,595
Entergy Corp.	7,500	812,175
Evergreen Energy, Inc.*	2,600	13,260
Evergreen Solar, Inc.*	2,100	18,753
NRG Energy, Inc.*	10,400	439,816
Peabody Energy Corp.	11,100	531,357
Progress Energy, Inc.	10,200	477,870
Sempra Energy	10,010	581,781
Syntroleum Corp.*	1,700	3,196
Watts Industries, Inc., Class A	400	12,280
		12,076,235
Environmental Services — 0.0%
Compagnie Generale de Geophysique-Veritas*	1,406	91,517
Headwaters, Inc.*	1,500	22,320
Mine Safety Appliances Co.	800	37,688
Rollins, Inc.	2,350	62,721
		214,246
Facility Services — 0.0%
ABM Industries, Inc.	1,800	35,964

Financial Services — 8.0%
Advanta Corp., Class B	300	8,226
Affiliated Managers Group, Inc.*	600	76,506
AMBAC Financial Group, Inc.	2,850	179,293
American Capital Strategies, Ltd.	6,100	260,653
American Express Co.	47,600	2,826,012

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
AmeriCredit Corp.*	4,900	86,142
Ameriprise Financial, Inc.	10,040	633,624
Asset Acceptance Capital Corp.	1,300	15,080
Bank of Hawaii Corp.	1,900	100,415
BlackRock, Inc.	500	86,705
Capital One Financial Corp.	12,772	848,444
CapitalSource, Inc.	4,992	101,038
Cash America International, Inc.	1,200	45,120
Charles Schwab Corp.	50,700	1,095,120
CIT Group, Inc.	7,600	305,520
Citigroup, Inc.	193,789	9,044,133
Citizens Banking Corp.	2,894	46,622
Cohen & Steers, Inc.	1,500	55,545
Commerce Bancorp, Inc.	7,500	290,850
CompuCredit Corp.*	1,700	36,907
Countrywide Credit Industries, Inc.	23,100	439,131
Cullen/Frost Bankers, Inc.	2,100	105,252
Discover Financial Services*	21,300	443,040
Dun & Bradstreet Corp.	1,800	177,498
E*Trade Group, Inc.*	16,200	211,572
Eaton Vance Corp.	4,400	175,824
Equifax, Inc.	4,789	182,557
eSPEED, Inc., Class A*	400	3,412
Fannie Mae	39,000	2,371,590
Federated Investors, Inc., Class B	3,600	142,920
Financial Federal Corp.	300	8,403
First Commonwealth Financial Corp.	2,200	24,332
Franklin Resources, Inc.	8,000	1,020,000
Fremont General Corp.	2,800	10,920
Greenhill & Co., Inc.	900	54,945
H&R Block, Inc.	12,900	273,222
IndyMac Bancorp, Inc.	2,400	56,664
Interactive Data Corp.	3,200	90,240
International Securities Exchange Holdings, Inc.	1,400	93,058
Investment Technology Group, Inc.*	1,500	64,470
Irwin Financial Corp.	400	4,408
J.P. Morgan Chase & Co.	138,508	6,346,437
Jackson Hewitt Tax Service, Inc.	500	13,980
Janus Capital Group, Inc.	7,100	200,788
Jefferies Group, Inc.	4,300	119,669
KeyCorp	15,400	497,882
Knight Capital Group, Inc., Class A*	4,200	50,232
LaBranche & Co., Inc.*	500	2,340
Legg Mason, Inc.	2,850	240,226
Lehman Brothers Holdings, Inc.	20,300	1,253,119
MBIA, Inc.	4,900	299,145
MCG Capital Corp.	1,900	27,341
Merrill Lynch & Co., Inc.	34,162	2,435,084
MoneyGram International, Inc.	2,900	65,511
Morgan Stanley	42,600	2,683,800
Nasdaq Stock Market, Inc.*	4,000	150,720
Nelnet, Inc., Class A	1,000	18,240
Nuveen Investments, Class A	2,800	173,432
NYSE Euronext	5,600	443,352
Ocwen Financial Corp.*	2,900	27,347
Piper Jaffray Cos., Inc.*	360	19,296
Protective Life Corp.	2,400	101,856
Prudential Financial, Inc.	18,700	1,824,746
Raymond James Financial, Inc.	3,900	128,115
State Street Corp.	14,140	963,782
Susquehanna Bancshares, Inc.	1,900	38,190
Synovus Financial Corp.	13,000	364,650
T. Rowe Price Group, Inc.	10,000	556,900
TD Ameritrade Holding Corp.*	23,200	422,704
The Bear Stearns Cos., Inc.	3,500	429,835
The First Marblehead Corp.	3,800	144,134
The Goldman Sachs Group, Inc.	12,500	2,709,250
The South Financial Group, Inc.	2,700	61,398
The Student Loan Corp.	400	72,128
Waddell & Reed Financial, Inc., Class A	2,717	73,441
Wells Fargo & Co.	135,080	4,811,550
Wilmington Trust Corp.	2,500	97,250
World Acceptance Corp.*	900	29,772
		49,993,055
Food & Beverages — 3.7%
American Italian Pasta Co., Class A*	300	2,470
Anheuser-Busch Cos., Inc.	32,300	1,614,677
Archer-Daniels-Midland Co.	26,277	869,243
Brown Forman Corp., Class B	2,000	149,820
Campbell Soup Co.	16,300	603,100
Chiquita Brands International, Inc.*	500	7,915
Coca-Cola Co.	93,800	5,390,686
Coca-Cola Enterprises, Inc.	20,200	489,244
ConAgra, Inc.	21,200	553,956
Constellation Brands, Inc., Class A*	7,600	183,996
Corn Products International, Inc.	2,700	123,849
Dean Foods Co.	5,184	132,607
Del Monte Foods Co.	7,188	75,474
Flowers Foods, Inc.	3,337	72,747
General Mills, Inc.	13,500	783,135
H.J. Heinz Co.	13,200	609,840
Hain Celestial Group, Inc.*	1,400	44,982
Hershey Foods Corp.	6,300	292,383
Hormel Foods Corp.	5,500	196,790
Interstate Bakeries Corp.*	1,300	572
Kellogg Co.	15,900	890,400
Kraft Foods, Inc., Class A	64,671	2,231,796
McCormick & Co., Inc.	4,300	154,671
Molson Coors Brewing Co., Class B	2,300	229,241
Panera Bread Co., Class A*	300	12,240
PepsiAmericas, Inc.	4,400	142,736
PepsiCo, Inc.	65,690	4,812,449
Performance Food Group Co.*	800	24,104
Pilgrim’s Pride Corp.	2,700	93,771
Ralcorp Holdings, Inc.*	500	27,910
Sanderson Farms, Inc.	400	16,668
Sara Lee Corp.	29,300	489,017
Smithfield Foods, Inc.*	4,000	126,000
SYSCO Corp.	24,700	879,073
The J.M. Smucker Co.	1,329	70,995
Tootsie Roll Industries, Inc.	577	15,308
TreeHouse Foods, Inc.*	816	22,073
Triarc Cos., Inc., Class A	200	2,458
Triarc Cos., Inc., Class B	2,300	28,773
Tyson Foods, Inc., Class A	10,402	185,676
Wm. Wrigley Jr. Co.	8,725	560,407
		23,213,252
Forest & Paper Products — 0.5%
Domtar Corp.*	23,235	190,527
International Paper Co.	18,724	671,630
Kimberly-Clark Corp.	18,300	1,285,758
P.H. Glatfelter Co.	700	10,388
Smurfit-Stone Container Corp.*	9,700	113,296
Universal Forest Products, Inc.	200	5,980
Wausau-Mosinee Paper Corp.	800	8,920
Weyerhaeuser Co.	9,415	680,704
		2,967,203

	SHARES	VALUE
COMMON STOCKS (Continued)
Funeral Services — 0.0%
Service Corp. International	11,710	151,059
Stewart Enterprises, Inc., Class A	3,000	22,860
		173,919
Health Care - Biotechnology — 1.9%
Affymetrix, Inc.*	2,700	68,499
Alexion Pharmaceuticals, Inc.*	1,000	65,150
Amgen, Inc.*	46,622	2,637,407
Applera Corp. - Celera Genomics Group.*	2,000	28,120
Arena Pharmaceuticals, Inc.*	1,500	16,425
AtheroGenics, Inc.*	600	996
Biogen Idec, Inc.*	13,505	895,787
BioMarin Pharmaceutical, Inc.*	3,200	79,680
Cambrex Corp.	500	5,445
Charles River Laboratories International, Inc.*	2,588	145,316
CV Therapeutics, Inc.*	1,400	12,572
Encysive Pharmaceuticals, Inc.*	1,700	2,567
Enzon, Inc.*	500	4,405
Exelixis, Inc.*	3,800	40,242
Genentech, Inc.*	31,500	2,457,630
Genzyme Corp.*	9,900	613,404
Gilead Sciences, Inc.*	36,800	1,504,016
Illumina, Inc.*	1,700	88,196
ImClone Systems, Inc.*	2,700	111,618
Incyte Corp.*	2,000	14,300
Integra LifeSciences Holdings*	400	19,432
InterMune, Inc.*	1,300	24,869
LifeCell Corp.*	1,000	37,570
Martek Biosciences Corp.*	600	17,418
Medarex, Inc.*	5,000	70,800
Medtronic, Inc.	46,000	2,594,860
Myriad Genetics, Inc.*	1,300	67,795
Nabi Biopharmaceuticals*	1,600	6,496
Nuvelo, Inc.*	1,600	3,280
PDL BioPharma, Inc.*	4,400	95,084
Pharmaceutical Product Development, Inc.	3,900	138,216
QIAGEN N.V.*	354	6,871
Regeneron Pharmaceuticals, Inc.*	2,300	40,940
Techne Corp.*	800	50,464
Telik, Inc.*	1,900	5,529
The Medicines Co.*	1,700	30,277
Trimeris, Inc.*	300	2,334
		12,004,010
Health Care - Drugs — 3.5%
Abbott Laboratories	61,800	3,313,716
Abraxis Bioscience, Inc.*	6,250	142,687
Adams Respiratory Therapeutics, Inc.*	1,200	46,248
Adolor Corp.*	1,600	5,472
Alkermes, Inc.*	4,179	76,894
Alpharma, Inc., Class A	1,700	36,312
AmerisourceBergen Corp.	7,118	322,659
Amylin Pharmaceuticals, Inc.*	4,400	220,000
Barr Laboratories, Inc.*	3,825	217,681
Bristol-Myers Squibb Co.	80,800	2,328,656
Celgene Corp.*	15,900	1,133,829
Cephalon, Inc.*	2,300	168,038
Cubist Pharmaceuticals, Inc.*	1,600	33,808
Dendreon Corp.*	600	4,614
Eli Lilly & Co.	45,300	2,578,929
Forest Laboratories, Inc.*	12,700	473,583
Impax Laboratories, Inc.*	700	8,183
Inspire Pharmaceuticals, Inc.*	400	2,148
Isis Pharmaceuticals, Inc.*	2,900	43,413
K-V Pharmaceutical Co., Class A*	1,500	42,900
King Pharmaceuticals, Inc.*	9,249	108,398
Ligand Pharmaceuticals, Inc., Class B	900	4,806
MannKind Corp.*	1,600	15,488
Medicis Pharmaceutical Corp., Class A	1,300	39,663
Millennium Pharmaceuticals, Inc.*	12,600	127,890
Mylan Laboratories, Inc.	6,425	102,543
Neurocrine Biosciences, Inc.*	800	8,000
NPS Pharmaceuticals, Inc.*	500	2,875
Onyx Pharmaceuticals, Inc.*	1,300	56,576
OSI Pharmaceuticals, Inc.*	2,200	74,778
Par Pharmaceutical Cos., Inc.*	700	12,992
Pfizer, Inc.	283,575	6,927,737
PharMerica Corp.*	1,251	18,665
Pharmion Corp.*	1,200	55,368
Sciele Pharma, Inc.*	1,300	33,826
Sepracor, Inc.*	3,900	107,250
United Therapeutics Corp.*	200	13,308
Valeant Pharmaceuticals International*	3,000	46,440
Vertex Pharmaceuticals, Inc.*	4,000	153,640
ViroPharma, Inc.*	2,800	24,920
Watson Pharmaceuticals, Inc.*	3,900	126,360
Wyeth	53,800	2,396,790
Zymogenetics, Inc.*	3,200	41,760
		21,699,843
Health Care - Products — 3.5%
Advanced Medical Optics, Inc.*	1,874	57,326
Align Technology, Inc.*	2,500	63,325
Allergan, Inc.	7,600	489,972
American Medical Systems Holdings, Inc.*	2,100	35,595
Arrow International, Inc.	1,800	81,882
ArthroCare Corp.*	200	11,178
Bausch & Lomb, Inc.	2,300	147,200
Beckman Coulter, Inc.	2,600	191,776
Becton, Dickinson & Co.	9,400	771,270
Boston Scientific Corp.*	40,475	564,626
C.R. Bard, Inc.	3,700	326,303
CONMED Corp.*	500	13,995
Cooper Cos., Inc.	1,155	60,545
Cyberonics, Inc.*	400	5,576
Cytyc Corp.*	3,800	181,070
Dade Behring Holdings, Inc.	2,900	221,415
Datascope Corp.	300	10,143
DENTSPLY International, Inc.	5,734	238,764
Eclipsys Corp.*	300	6,996
Edwards Lifesciences Corp.*	1,400	69,034
Haemonetics Corp.*	500	24,710
Henry Schein, Inc.*	3,000	182,520
Hologic, Inc.*	1,600	97,600
Hospira, Inc.*	5,440	225,488
Human Genome Sciences, Inc.*	4,700	48,363
Immucor, Inc.*	2,175	77,756
Invacare Corp.	500	11,690
Invitrogen Corp.*	1,300	106,249
Johnson & Johnson	116,012	7,621,989
Kinetic Concepts, Inc.*	2,100	118,188
Mentor Corp.	1,700	78,285
Merck & Co., Inc.	86,800	4,486,692
MGI Pharma, Inc.*	2,800	77,784
Nektar Therapeutics*	3,500	30,905
NuVasive, Inc.*	1,200	43,116
Patterson Cos., Inc.*	5,000	193,050
Perrigo Co.	3,200	68,320
PolyMedica Corp.	500	26,260
PSS World Medical, Inc.*	2,900	55,477

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
ResMed, Inc.*	2,300	98,601
Respironics, Inc.*	2,700	129,681
Schering-Plough Corp.	59,500	1,881,985
Sirona Dental Systems, Inc.*	1,900	67,773
St. Jude Medical, Inc.*	13,400	590,538
Stryker Corp.	15,400	1,058,904
Thoratec Corp.*	2,100	43,449
USANA Health Sciences, Inc.*	200	8,750
Varian Medical Systems, Inc.*	4,800	201,072
Ventana Medical Systems, Inc.*	1,400	120,274
West Pharmaceutical Services, Inc.	800	33,328
Wright Medical Group, Inc.*	400	10,728
Zimmer Holdings, Inc.*	8,380	678,696
		22,046,212
Health Care - Services — 2.2%
Allscripts Heathcare Solutions, Inc.*	1,900	51,357
Amedisys, Inc.*	1,100	42,262
AMERIGROUP Corp.*	2,200	75,856
AmSurg Corp.*	300	6,921
Apria Healthcare Group, Inc.*	1,800	46,818
Baxter International, Inc.	26,200	1,474,536
Cardinal Health, Inc.	15,900	994,227
Centene Corp.*	1,800	38,718
Cerner Corp.*	2,600	155,506
Community Health Systems, Inc.*	3,300	103,752
Covance, Inc.*	2,300	179,170
Coventry Health Care, Inc.*	6,350	395,034
DaVita, Inc.*	3,500	221,130
Express Scripts, Inc.*	8,400	468,888
Health Management Associates, Inc., Class A	8,700	60,378
Health Net, Inc.*	3,900	210,795
HealthExtras, Inc.*	1,300	36,179
Healthspring, Inc.*	500	9,750
Healthways, Inc.*	500	26,985
Hlth Corp.*	11,100	157,287
Humana, Inc.*	5,500	384,340
IMS Health, Inc.	7,700	235,928
Kindred Healthcare, Inc.*	1,800	32,238
Laboratory Corp. of America Holdings*	5,000	391,150
LifePoint Hospitals, Inc.*	233	6,992
Lincare Holdings, Inc.*	3,600	131,940
Magellan Health Services, Inc.*	1,300	52,754
Manor Care, Inc.	2,200	141,680
McKesson HBOC, Inc.	11,000	646,690
Medco Health Solutions, Inc.*	11,469	1,036,683
MedQuist, Inc.*	500	5,875
Molina Healthcare, Inc.*	1,000	36,270
Odyssey Healthcare, Inc.*	400	3,844
Omnicare, Inc.	4,100	135,833
PAREXEL International Corp.*	1,200	49,524
Pediatrix Medical Group, Inc.*	1,200	78,504
Psychiatric Solutions, Inc.*	1,700	66,776
Quality Systems, Inc.	1,200	43,956
Quest Diagnostics, Inc.	7,500	433,275
Sierra Health Services, Inc.*	1,800	75,942
STERIS Corp.	2,100	57,393
Sunrise Assisted Living, Inc.*	1,400	49,518
Tenet Healthcare Corp.*	17,950	60,312
The TriZetto Group, Inc.*	1,300	22,763
UnitedHealth Group, Inc.	51,414	2,489,980
Universal Health Services, Inc., Class B	1,300	70,746
VCA Antech, Inc.*	2,600	108,550
WellCare Health Plans, Inc.*	1,300	137,059
WellPoint, Inc.*	22,978	1,813,424
		13,555,488
Hotels & Restaurants — 0.1%
Wyndham Worldwide Corp.	7,609	249,271
Wynn Resorts Ltd.	3,200	504,192
		753,463
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	4,958
Kimball International, Inc., Class B	1,000	11,380
Tempur-Pedic International, Inc.	2,400	85,800
Whirlpool Corp.	1,867	166,350
		268,488
Household Products — 0.1%
Black & Decker Corp.	2,300	191,590
Church & Dwight Co., Inc.	2,500	117,600
Ethan Allen Interiors, Inc.	800	26,152
Furniture Brands International, Inc.	1,000	10,140
		345,482
Instruments - Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	4,700	162,808
Bruker BioSciences Corp.*	3,900	34,320
ev3, Inc.*	2,200	36,124
FEI Co.*	600	18,858
Gen-Probe, Inc.*	1,200	79,896
Greatbatch, Inc.*	300	7,977
Intuitive Surgical, Inc.*	400	92,000
Kyphon, Inc.*	1,500	105,000
Millipore Corp.*	2,000	151,600
Symmetry Medical, Inc.*	200	3,340
Waters Corp.*	3,400	227,528
		919,451
Insurance — 4.2%
Aetna, Inc.	21,900	1,188,513
AFLAC, Inc.	19,900	1,135,096
Alfa Corp.	3,400	61,812
Allstate Corp.	25,200	1,441,188
American Equity Investment Life Holding Co.	1,800	19,170
American Financial Group, Inc.	5,000	142,600
American International Group, Inc.	104,145	7,045,409
American National Insurance Co.	400	52,620
Aon Corp.	12,600	564,606
Argo Group International Holdings, Ltd.*	648	28,194
Arthur J. Gallagher & Co.	3,200	92,704
Assurant, Inc.	4,400	235,400
Brown & Brown, Inc.	4,700	123,610
Chubb Corp.	16,500	885,060
CIGNA Corp.	11,100	591,519
Cincinnati Financial Corp.	6,614	286,452
CNA Financial Corp.	10,300	404,996
CNA Surety Corp.*	900	15,867
Conseco, Inc.*	6,800	108,800
Delphi Financial Group, Inc., Class S	1,675	67,704
Erie Indemnity Co., Class A	1,400	85,582
FBL Financial Group, Inc., Class A	200	7,898
Fidelity National Title Group, Inc., Class A	7,004	122,430
Great American Financial Resources, Inc.	1,700	41,684
Hanover Insurance Group, Inc.	1,100	48,609
Harleysville Group, Inc.	600	19,188
Hartford Financial Services Group, Inc.	10,800	999,540
HCC Insurance Holdings, Inc.	4,500	128,880
Hilb, Rogal & Hamilton Co.	1,300	56,329
Horace Mann Educators Corp.	1,700	33,507

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
Infinity Property & Casualty Corp.	400	16,088
LandAmerica Financial Group, Inc.	300	11,694
Lincoln National Corp.	10,333	681,668
Loews Corp.	22,000	1,063,700
Manulife Financial Corp.	12,326	508,571
Markel Corp.*	100	48,400
Marsh & McLennan Cos., Inc.	22,000	561,000
Mercury General Corp.	1,300	70,109
MetLife, Inc.	30,400	2,119,792
MGIC Investment Corp.	2,700	87,237
Nationwide Financial Services, Inc., Class A	1,600	86,112
Odyssey Re Holdings Corp.	2,100	77,931
Old Republic International Corp.	8,775	164,444
Philadelphia Consolidated Holding Corp.*	2,400	99,216
Principal Financial Group, Inc.	10,000	630,900
ProAssurance Corp.*	500	26,935
Radian Group, Inc.	2,400	55,872
Reinsurance Group of America, Inc.	1,600	90,704
RLI Corp.	500	28,360
Safeco Corp.	3,600	220,392
Selective Insurance Group, Inc.	1,000	21,280
StanCorp Financial Group, Inc.	1,400	69,314
State Auto Financial Corp.	1,600	46,800
Stewart Information Services Corp.	300	10,281
The Commerce Group, Inc.	2,600	76,622
The First American Corp.	3,300	120,846
The Navigators Group, Inc.*	100	5,425
The Phoenix Companies, Inc.	2,100	29,631
The PMI Group, Inc.	2,500	81,750
The Progressive Corp.	29,700	576,477
The Travelers Companies, Inc.	26,241	1,320,972
Torchmark, Inc.	3,900	243,048
Transatlantic Holdings, Inc.	1,700	119,561
Triad Guaranty, Inc.*	200	3,794
United Fire & Casualty Co.	700	27,363
Unitrin, Inc.	1,800	89,262
Universal American Financial Corp.*	1,652	37,682
UnumProvident Corp.	13,680	334,750
W.R. Berkley Corp.	7,705	228,299
Zenith National Insurance Corp.	1,200	53,868
		26,181,117
Internet Services — 0.9%
Akamai Technologies, Inc.*	6,254	179,677
Ariba, Inc.*	633	6,824
CACI International, Inc., Class A*	600	30,654
CMGI, Inc.*	4,000	5,440
CNET Networks, Inc.*	5,300	39,485
Cogent Communications Group, Inc.*	2,000	46,680
DealerTrack Holdings, Inc.*	1,300	54,444
Digital River, Inc.*	1,400	62,650
EarthLink, Inc.*	4,500	35,640
Equinix, Inc.*	200	17,738
Expedia, Inc.*	10,158	323,837
F5 Networks, Inc.*	2,800	104,132
GSI Commerce, Inc.*	900	23,940
IAC/InterActiveCorp*	10,158	301,388
j2 Global Communications, Inc.*	1,800	58,914
Juniper Networks, Inc.*	22,606	827,606
Jupitermedia Corp.*	400	2,532
Liberty Media Holding Corp. - Interactive, Class A*	24,150	463,921
Monster Worldwide, Inc.*	4,000	136,240
Move, Inc.*	5,800	16,008
Netflix, Inc.*	1,800	37,296
Overstock.com, Inc.*	200	5,760
Priceline.com, Inc.*	1,500	133,125
Qwest Communications International, Inc.*	74,729	684,518
Real Networks, Inc.*	5,500	37,290
S1 Corp.*	1,300	11,765
Total System Services, Inc.	7,500	208,350
United Online, Inc.	2,150	32,272
ValueClick, Inc.*	3,400	76,364
VeriSign, Inc.*	9,315	314,288
Websense, Inc.*	1,600	31,568
Yahoo!, Inc.*	54,310	1,457,680
		5,768,026
Leisure — 0.6%
Ameristar Casinos, Inc.	1,800	50,580
Bally Technologies, Inc.*	1,600	56,688
Boyd Gaming Corp.	3,400	145,690
Brunswick Corp.	3,500	80,010
Choice Hotels International, Inc.	2,700	101,709
Escala Group, Inc.*	1,000	1,920
Gaylord Entertainment Co.*	700	37,254
Harrah’s Entertainment, Inc.	498	43,291
International Game Technology	13,400	577,540
International Speedway Corp., Class A	500	22,930
Isle of Capri Casinos, Inc.*	1,300	25,285
Life Time Fitness, Inc.*	1,300	79,742
Marriott International, Inc., Class A	15,700	682,479
MGM Mirage, Inc.*	10,300	921,232
Multimedia Games, Inc.*	700	5,964
Penn National Gaming, Inc.*	2,700	159,354
Pinnacle Entertainment, Inc.*	2,000	54,460
Scientific Games Corp., Class A*	3,100	116,560
Shuffle Master, Inc.*	600	8,970
Six Flags, Inc.*	3,200	11,072
Speedway Motorsports, Inc.	2,000	74,000
Starwood Hotels & Resorts Worldwide, Inc.	7,800	473,850
Station Casinos, Inc.	1,850	161,838
The Marcus Corp.	200	3,840
Topps Co., Inc.	900	8,721
Vail Resorts, Inc.*	1,400	87,206
WMS Industries, Inc.*	750	24,825
		4,017,010
Machinery — 1.0%
Albany International Corp., Class A	400	14,996
Applied Industrial Technologies, Inc.	1,675	51,640
Baldor Electric Co.	1,700	67,915
CARBO Ceramics, Inc.	300	15,219
Caterpillar, Inc.	27,100	2,125,453
Deere & Co.	8,200	1,217,044
Dover Corp.	8,200	417,790
Dril-Quip, Inc.*	1,600	78,960
Flowserve Corp.	1,800	137,124
Gardner Denver, Inc.*	1,900	74,100
Graco, Inc.	2,650	103,642
IDEX Corp.	3,000	109,170
Joy Global, Inc.	3,900	198,354
Kennametal, Inc.	700	58,786
National-Oilwell, Inc.*	7,005	1,012,222
Regal-Beloit Corp.	300	14,367
Sauer-Danfoss, Inc.	1,500	40,020
SPX Corp.	2,000	185,120
Terex Corp.*	3,600	320,472
The Manitowoc Co., Inc.	4,400	194,832

	SHARES	VALUE
COMMON STOCKS (Continued)
Machinery (Continued)
Woodward Governor Co.	600	37,440
		6,474,666
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	86,765
American Standard Cos., Inc.	8,000	284,960
AptarGroup, Inc.	1,400	53,018
Ball Corp.	4,200	225,750
Blount International, Inc.*	1,400	15,904
Briggs & Stratton Corp.	2,100	52,878
CLARCOR, Inc.	1,800	61,578
Cognex Corp.	1,500	26,640
Donaldson Co., Inc.	3,400	141,984
Eaton Corp.	5,300	524,912
Leggett & Platt, Inc.	6,300	120,708
Lennox International, Inc.	2,100	70,980
Mueller Water Products, Inc.	2,313	25,443
Nordson Corp.	400	20,084
Packaging Corp. of America	3,500	101,745
Pall Corp.	4,200	163,380
Polaris Industries, Inc.	800	34,896
Quanex Corp.	1,450	68,121
The Brink’s Co.	1,200	67,056
Varian, Inc.*	500	31,805
Verigy Ltd.*	2,056	50,804
Wabtec Corp.	2,000	74,920
Zebra Technologies Corp., Class A*	1,875	68,419
		2,372,750
Metals & Mining — 0.9%
Alcoa, Inc.	36,500	1,427,880
Alpha Natural Resources, Inc.*	2,200	51,106
AMCOL International Corp.	1,000	33,090
Arch Coal, Inc.	5,400	182,196
Century Aluminum Co.*	1,349	71,025
Cleveland-Cliffs, Inc.	800	70,376
Coeur d’Alene Mines Corp.*	11,200	42,448
Commercial Metals Co.	4,600	145,590
Compass Minerals International, Inc.	1,000	34,040
Foundation Coal Holdings, Inc.	1,500	58,800
Freeport-McMoran Copper & Gold, Inc., Class B	12,918	1,354,969
Gibraltar Industries, Inc.	1,000	18,500
Hecla Mining Co.*	4,300	38,485
Kaydon Corp.	500	25,995
Massey Energy Co.	3,000	65,460
MSC Industrial Direct Co., Inc., Class A	1,000	50,590
Mueller Industries, Inc.	500	18,070
Newmont Mining Corp.	16,900	755,937
Precision Castparts Corp.	4,524	669,461
Stillwater Mining Co.*	3,300	33,957
Titanium Metals Corp.*	8,148	273,447
USEC, Inc.*	3,300	33,825
		5,455,247
Multimedia — 2.0%
Belo Corp., Class A	3,500	60,760
CBS Corp., Class A	1,700	53,567
CBS Corp., Class B	30,207	951,520
DreamWorks Animation SKG, Inc., Class A*	1,300	43,446
Emmis Communications Corp., Class A	1,082	5,345
Gannett Co., Inc.	8,600	375,820
Gemstar-TV Guide International, Inc.*	16,661	115,961
Idearc, Inc.	5,510	173,400
Journal Communications, Inc., Class A	700	6,636
Macrovision Corp.*	1,700	41,871
Martha Stewart Living Omnimedia, Inc., Class A*	200	2,330
McGraw-Hill Cos, Inc.	14,200	722,922
Media General, Inc., Class A	400	11,004
Meredith Corp.	900	51,570
News Corp., Class A	39,500	923,905
News Corp., Class B	87,044	1,914,097
The E.W. Scripps Co., Class A	4,600	193,200
Time Warner, Inc.	152,600	2,801,736
Tribune Co.	4,609	125,918
Triple Crown Media, Inc.*	50	308
Viacom, Inc., Class A*	1,700	66,215
Viacom, Inc., Class B*	24,747	964,391
Walt Disney Co.	83,440	2,869,502
Warner Music Group Corp.	5,300	53,530
XM Satellite Radio Holdings, Inc., Class A*	10,200	144,534
		12,673,488
Office Equipment — 0.2%
IKON Office Solutions, Inc.	5,000	64,250
Lexmark International Group, Inc., Class A*	3,400	141,202
Pitney Bowes, Inc.	8,400	381,528
Xerox Corp.*	37,900	657,186
		1,244,166
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	33,450
Acco Brands Corp.*	2,069	46,428
Avery Dennison Corp.	4,000	228,080
Herman Miller, Inc.	2,600	70,564
HNI Corp.	1,800	64,800
Interface, Inc.	1,700	30,685
Knoll, Inc.	1,700	30,158
OfficeMax, Inc.	2,100	71,967
Steelcase, Inc., Class A	2,200	39,556
		615,688
Oil & Gas — 8.4%
AGL Resources, Inc.	3,100	122,822
Alon USA Energy, Inc.	1,600	54,048
Anadarko Petroleum Corp.	17,400	935,250
Apache Corp.	13,884	1,250,393
Aquila, Inc.*	15,000	60,150
Atmos Energy Corp.	3,700	104,784
ATP Oil & Gas Corp.*	1,000	47,030
Atwood Oceanics, Inc.*	1,200	91,872
Baker Hughes, Inc.	13,500	1,219,995
Berry Petroleum Co., Class A	1,600	63,344
Bill Barrett Corp.*	1,500	59,115
BJ Services Co.	11,700	310,635
Bois d’Arc Energy, Inc.*	2,300	44,091
Cabot Oil & Gas Corp., Class A	3,500	123,060
Cameron International Corp.*	3,900	359,931
Carrizo Oil & Gas, Inc.*	1,100	49,346
Cheniere Energy, Inc.*	1,200	47,004
Chesapeake Energy Corp.	18,700	659,362
Cimarex Energy Co.	2,810	104,672
CNX Gas Corp.*	5,700	163,989
Complete Production Services, Inc.*	3,000	61,440
Comstock Resources, Inc.*	1,100	33,924
ConocoPhillips	65,878	5,782,112
Delta Petroleum Corp.*	1,900	34,105
Denbury Resources, Inc.*	4,800	214,512
Devon Energy Corp.	16,740	1,392,768
Diamond Offshore Drilling, Inc.	4,400	498,476

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Dresser-Rand Group, Inc.*	3,100	132,401
El Paso Corp.	28,253	479,453
Encore Aquisition Co.*	1,750	55,387
Energen Corp.	2,500	142,800
Energy Partners Ltd.*	1,000	14,680
ENSCO International, Inc.	6,100	342,210
EOG Resources, Inc.	9,200	665,436
Equitable Resources, Inc.	4,300	223,041
EXCO Resources, Inc.*	900	14,886
Exterran Holdings, Inc.*	1,502	120,671
Exxon Mobil Corp.	223,264	20,665,316
FMC Technologies, Inc.*	5,000	288,300
Forest Oil Corp.*	2,771	119,264
Frontier Oil Corp.	3,600	149,904
Goodrich Petroleum Corp.*	1,100	34,870
Grant Prideco, Inc.*	4,600	250,792
Grey Wolf, Inc.*	6,900	45,195
Halliburton Co.	29,164	1,119,898
Helix Energy Solutions Group, Inc.*	2,730	115,916
Helmerich & Payne, Inc.	4,100	134,603
Hess Corp.	11,200	745,136
Holly Corp.	1,400	83,762
Hornbeck Offshore Services, Inc.*	1,000	36,700
Hugoton Royalty Trust	649	15,342
ION Geophysical Corp.*	2,700	37,341
Key Energy Services, Inc.*	2,900	49,300
Marathon Oil Corp.	25,002	1,425,614
Mariner Energy, Inc.*	3,271	67,742
Murphy Oil Corp.	7,100	496,219
National Fuel Gas Co.	2,900	135,749
New Jersey Resources Corp.	500	24,795
Newfield Exploration Co.*	4,300	207,088
Newpark Resources, Inc.*	2,600	13,936
Nicor, Inc.	1,500	64,350
Noble Energy, Inc.	6,368	446,015
Occidental Petroleum Corp.	33,480	2,145,398
Oceaneering International, Inc.*	1,900	144,020
Oil States International, Inc.*	1,600	77,280
ONEOK, Inc.	4,200	199,080
Parallel Petroleum Corp.*	1,300	22,087
Parker Drilling Co.*	4,100	33,292
Patterson-UTI Energy, Inc.	6,200	139,934
Penn Virginia Corp.	400	17,592
Petrohawk Energy Corp.*	6,410	105,252
Piedmont Natural Gas Co., Inc.	2,300	57,707
Pioneer Natural Resources Co.	4,902	220,492
Plains Exploration & Production Co.*	2,700	119,394
Pogo Producing Co.	1,700	90,287
Pride International, Inc.*	6,600	241,230
Quicksilver Resources, Inc.*	2,900	136,445
Range Resources Corp.	4,700	191,102
Rowan Cos., Inc.	4,400	160,952
RPC, Inc.	4,875	69,274
SEACOR Holdings, Inc.*	300	28,530
Smith International, Inc.	7,700	549,780
South Jersey Industries, Inc.	400	13,920
Southern Union Co.	4,288	133,400
Southwestern Energy Co.*	6,400	267,840
Spectra Energy Corp.	23,478	574,741
St. Mary Land & Exploration Co.	1,700	60,639
Sunoco, Inc.	3,800	268,964
Superior Energy Services, Inc.*	2,300	81,512
Swift Energy Co.*	300	12,276
Tesoro Petroleum Corp.	5,000	230,100
The Meridian Resource Corp.*	800	1,984
Tidewater, Inc.	1,300	81,692
UGI Corp.	3,310	85,994
Unit Corp.*	900	43,560
Valero Energy Corp.	24,118	1,620,247
W-H Energy Services, Inc.*	1,200	88,500
Whiting Petroleum Corp.*	800	35,560
Williams Cos., Inc.	23,860	812,672
XTO Energy, Inc.	13,909	860,133
		52,875,204
Paper & Related Products — 0.1%
Bowater, Inc.	2,200	32,824
Louisiana-Pacific Corp.	3,600	61,092
MeadWestvaco Corp.	6,540	193,126
Neenah Paper, Inc.	393	13,004
Potlatch Corp.	481	21,660
Temple-Inland, Inc.	4,000	210,520
		532,226
Personal Care — 0.0%
Chattem, Inc.*	200	14,104
Elizabeth Arden, Inc.*	300	8,088
Nu Skin Enterprises, Inc., Class A	2,400	38,784
Revlon, Inc., Class A*	16,802	19,322
		80,298
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	10,900	291,684

Printing — 0.1%
Cenveo, Inc.*	1,800	38,934
Consolidated Graphics, Inc.*	200	12,558
R. R. Donnelley & Sons Co.	7,800	285,168
Valassis Communications, Inc.*	1,000	8,920
		345,580
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	137,310
John Wiley & Sons, Inc., Class A	1,000	44,930
Journal Register Co.	600	1,440
Lee Enterprises, Inc.	800	12,456
Marvel Entertainment, Inc.*	3,400	79,696
PRIMEDIA, Inc.	1,400	19,656
Scholastic Corp.*	1,600	55,776
Sun-Times Media Group, Inc., Class A*	2,100	4,767
The McClatchy Co., Class A	1,525	30,470
The New York Times Co., Class A	5,200	102,752
Voyager Learning Co.*	500	4,115
		493,368
Real Estate — 0.1%
Brookdale Senior Living, Inc.	3,500	139,335
CB Richard Ellis Group, Inc., Class A*	9,500	264,480
Corrections Corp. of America*	4,600	120,382
Jones Lang LaSalle, Inc.	600	61,656
The St. Joe Co.	3,000	100,830
		686,683
Restaurants — 0.8%
Applebee’s International, Inc.	2,600	64,688
Bob Evans Farms, Inc.	700	21,126
Brinker International, Inc.	3,450	94,668
CBRL Group, Inc.	1,100	44,880
CEC Entertainment, Inc.*	600	16,122
CKE Restaurants, Inc.	2,800	45,388
Darden Restaurants, Inc.	5,100	213,486
Domino’s Pizza, Inc.	2,300	38,157
IHOP Corp.	400	25,332

	SHARES	VALUE
COMMON STOCKS (Continued)
Restaurants (Continued)
Jack in the Box, Inc.*	500	32,420
Krispy Kreme Doughnuts, Inc.*	1,000	4,000
Landry’s Seafood Restaurants, Inc.	300	7,938
McDonald’s Corp.	49,500	2,696,265
P.F. Chang’s China Bistro, Inc.*	900	26,640
Papa John’s International, Inc.*	1,500	36,660
RARE Hospitality International, Inc.*	500	19,055
Ruby Tuesday, Inc.	1,600	29,344
Sonic Corp.*	3,125	73,125
Starbucks Corp.*	30,000	786,000
Texas Roadhouse, Inc., Class A*	300	3,510
The Cheesecake Factory, Inc.*	2,850	66,889
Wendy’s International, Inc.	4,000	139,640
Yum! Brands, Inc.	19,200	649,536
		5,134,869
Retail - Food — 0.4%
Kroger Co.	27,500	784,300
Ruddick Corp.	1,900	63,726
Safeway, Inc.	16,900	559,559
SUPERVALU, Inc.	8,075	315,006
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	33,506
Tim Hortons, Inc.	5,417	188,782
Weis Markets, Inc.	400	17,076
Whole Foods Market, Inc.	5,400	264,384
		2,226,339
Retail - General — 2.2%
99 Cents Only Stores*	2,366	24,299
Big Lots, Inc.*	3,700	110,408
BJ’s Wholesale Club, Inc.*	2,700	89,532
Casey’s General Stores, Inc.	1,800	49,860
CVS Corp.	59,156	2,344,352
Dillards, Inc., Class A	2,900	63,307
Family Dollar Stores, Inc.	5,800	154,048
Fred’s, Inc.	500	5,265
J.C. Penney Co., Inc.	8,000	506,960
Longs Drug Stores Corp.	600	29,802
Retail Ventures, Inc.*	1,600	16,656
Sears Holdings Corp.*	4,025	511,980
Target Corp.	34,400	2,186,808
TJX Cos., Inc.	18,200	529,074
Wal-Mart Stores, Inc.	166,700	7,276,455
		13,898,806
Retail - Specialty — 3.3%
Abercrombie & Fitch Co., Class A	3,500	282,450
Aeropostale, Inc.*	3,300	62,898
Amazon.com, Inc.*	17,400	1,620,810
American Eagle Outfitters, Inc.	8,550	224,950
American Greetings Corp., Class A	1,700	44,880
AnnTaylor Stores Corp.*	2,650	83,926
AutoNation, Inc.*	9,400	166,568
Barnes & Noble, Inc.	2,800	98,728
bebe stores, Inc.	3,750	54,863
Bed Bath & Beyond, Inc.*	11,900	406,028
Best Buy Co., Inc.	19,225	884,734
Blockbuster, Inc., Class A*	4,500	24,165
Blockbuster, Inc., Class B*	2,600	12,610
Borders Group, Inc.	1,600	21,328
Brown Shoe Co., Inc.	1,500	29,100
Cabela’s, Inc., Class A*	2,100	49,665
Callaway Golf Co.	2,100	33,621
Chico’s FAS, Inc.*	7,000	98,350
Children’s Place Retail Stores, Inc.*	800	19,424
Christopher & Banks Corp.	1,400	16,968
Circuit City Stores-Circuit City Group	6,400	50,624
Coldwater Creek, Inc.*	3,350	36,381
Collective Brands, Inc.*	2,200	48,532
Copart, Inc.*	3,850	132,401
Cost Plus, Inc.*	300	1,206
Costco Wholesale Corp.	19,000	1,166,030
Dollar Tree Stores, Inc.*	3,700	149,998
eBay, Inc.*	55,800	2,177,316
Foot Locker, Inc.	6,200	95,046
GameStop Corp., Class B*	5,388	303,614
Group 1 Automotive, Inc.	400	13,428
Guitar Center, Inc.*	300	17,790
Hibbett Sports, Inc.*	1,100	27,280
Home Depot, Inc.	78,650	2,551,406
Hot Topic, Inc.*	600	4,476
Jo-Ann Stores, Inc.*	200	4,220
K-Swiss, Inc., Class A	400	9,164
Kohl’s Corp.*	12,400	710,892
La-Z-Boy, Inc.	1,400	10,332
Liz Claiborne, Inc.	3,800	130,454
Lowe’s Cos., Inc.	60,900	1,706,418
Macy’s, Inc.	21,008	678,979
Movie Gallery, Inc.*	700	357
NBTY, Inc.*	2,600	105,560
Nordstrom, Inc.	10,300	482,967
NutriSystem, Inc.*	1,000	46,890
Office Depot, Inc.*	10,500	216,510
Pacific Sunwear of California, Inc.*	2,050	30,340
Pep Boys - Manny, Moe & Jack	2,000	28,060
PETsMART, Inc.	5,100	162,690
Pier 1 Imports, Inc.*	3,100	14,663
RadioShack Corp.	5,200	107,432
RC2 Corp.*	200	5,538
Regis Corp.	1,100	35,101
Rite Aid Corp.*	26,820	123,908
Ross Stores, Inc.	4,900	125,636
Saks, Inc.	5,600	96,040
Select Comfort Corp.*	1,950	27,203
Sonic Automotive, Inc., Class A	400	9,576
Sotheby’s Holdings, Inc., Class A	2,300	109,917
Stage Stores, Inc.	1,720	31,356
Staples, Inc.	28,950	622,135
Stein Mart, Inc.	500	3,805
Systemax, Inc.	1,300	26,572
The Buckle, Inc.	1,200	45,528
The Cato Corp., Class A	300	6,132
The Dress Barn, Inc.*	2,000	34,020
The Gap, Inc.	32,400	597,456
The Gymboree Corp.*	1,000	35,240
The Limited, Inc.	15,080	345,181
The Men’s Wearhouse, Inc.	1,750	88,410
The Nautilus Group, Inc.	500	3,985
The Sherwin Williams Co.	4,700	308,837
The Talbots, Inc.	1,300	23,400
Tiffany & Co.	4,800	251,280
Tractor Supply Co.*	1,400	64,526
Tuesday Morning Corp.	600	5,394
Tween Brands, Inc.*	500	16,420
Urban Outfitters, Inc.*	6,300	137,340
V.F. Corp.	4,000	323,000
Walgreen Co.	40,000	1,889,600
Williams-Sonoma, Inc.	4,100	133,742
Zale Corp.*	1,600	37,024
		21,020,824

	SHARES	VALUE
COMMON STOCKS (Continued)
Steel — 0.4%
AK Steel Holding Corp.*	4,200	184,590
Allegheny Technologies, Inc.	3,100	340,845
Carpenter Technology Corp.	300	39,003
Nucor Corp.	11,200	666,064
Reliance Steel & Aluminum Co.	2,800	158,312
Schnitzer Steel Industries, Inc., Class A	500	36,645
Steel Dynamics, Inc.	3,500	163,450
The Timken Co.	3,000	111,450
United States Steel Corp.	4,400	466,136
Valmont Industries, Inc.	1,000	84,850
Worthington Industries, Inc.	3,000	70,680
		2,322,025
Telecommunications — 4.6%
ADC Telecommunications, Inc.*	3,747	73,479
ADTRAN, Inc.	2,300	52,969
Alcatel-Lucent	27,757	282,566
ALLTEL Corp.	624	43,480
American Tower Corp., Class A*	17,900	779,366
AT&T, Inc.	249,743	10,566,626
Avaya, Inc.*	18,100	306,976
Cablevision Systems Corp., Class A*	8,600	300,484
Centennial Communications Corp., Class A*	3,600	36,432
CenturyTel, Inc.	4,400	203,368
Ciena Corp.*	3,157	120,219
Cincinnati Bell, Inc.*	12,600	62,244
Citizens Communications Co.	13,130	188,022
CommScope, Inc.*	1,800	90,432
Comverse Technology, Inc.*	6,800	134,640
Crown Castle International Corp.*	12,017	488,251
Ditech Networks, Inc.*	300	1,581
Dobson Communications Corp., Class A*	5,700	72,903
EchoStar Communications Corp., Class A*	8,300	388,523
Embarq Corp.	5,130	285,228
FiberTower Corp.*	5,400	20,736
General Communication, Inc., Class A*	1,900	23,066
Harmonic, Inc.*	900	9,549
Harris Corp.	4,500	260,055
IDT Corp.	200	1,582
IDT Corp., Class B	1,800	15,066
InfoSpace, Inc.	500	8,780
InterDigital, Inc.*	2,000	41,560
Leap Wireless International, Inc.*	2,200	179,014
Level 3 Communications, Inc.*	51,920	241,428
Motorola, Inc.	93,100	1,725,143
NeuStar, Inc.*	2,700	92,583
NII Holdings, Inc., Class B*	5,800	476,470
Novatel Wireless, Inc.*	200	4,530
PAETEC Holding Corp.*	3,200	39,904
Plantronics, Inc.	1,100	31,405
Powerwave Technologies, Inc.*	3,500	21,560
Premiere Global Services, Inc.*	1,800	22,770
QUALCOMM, Inc.	62,684	2,649,026
RCN Corp.*	630	7,749
RF Micro Devices, Inc.*	7,700	51,821
SAVVIS, Inc.*	1,700	65,926
SBA Communications Corp., Class A*	3,900	137,592
Sprint Corp.	111,116	2,111,204
Sycamore Networks, Inc.*	11,200	45,584
Telephone & Data Systems, Inc.	1,200	80,100
Telephone & Data Systems, Inc., Special Shares	2,200	136,400
Tellabs, Inc.*	16,256	154,757
Time Warner Telecom, Inc., Class A*	5,400	118,638
United States Cellular Corp.*	1,300	127,660
Verizon Communications, Inc.	117,752	5,214,059
Virgin Media, Inc.	6,750	163,822
Windstream Corp.	15,326	216,403
		28,973,731
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	39,900
Charming Shoppes, Inc.*	4,400	36,960
Coach, Inc.*	15,540	734,576
Columbia Sportswear Co.	1,000	55,310
DHB Industries, Inc.*	500	2,195
G & K Services, Inc., Class A	200	8,040
Guess?, Inc.	2,800	137,284
Hanesbrands, Inc.*	3,425	96,105
Iconix Brand Group, Inc.*	2,200	52,338
Jones Apparel Group, Inc.	4,300	90,859
Kellwood Co.	400	6,820
Mohawk Industries, Inc.*	1,643	133,576
NIKE, Inc., Class B	13,100	768,446
Oakley, Inc.	2,100	60,963
Oxford Industries, Inc.	300	10,836
Phillips-Van Heusen Corp.	1,400	73,472
Polo Ralph Lauren Corp.	1,500	116,625
Quiksilver, Inc.*	4,600	65,780
Skechers U.S.A., Inc., Class A*	1,000	22,100
The Finish Line, Inc., Class A	800	3,472
The Warnaco Group, Inc.*	1,400	54,698
Timberland Co.*	2,000	37,920
Under Armour, Inc.*	1,100	65,802
Wolverine World Wide, Inc.	2,200	60,280
		2,734,357
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	61,000
Goodyear Tire & Rubber Co.*	6,400	194,624
		255,624
Tobacco — 1.0%
Alliance One International, Inc.*	3,800	24,852
Altria Group, Inc.	75,100	5,221,703
Loews Corp. - Carolina Group	1,600	131,568
Reynolds American, Inc.	11,200	712,208
UST, Inc.	5,800	287,680
		6,378,011
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,400	118,896
Stanley Works	3,000	168,390
Toro Co.	1,000	58,830
		346,116
Transportation — 1.3%
ABX Air, Inc.*	600	4,248
Alexander & Baldwin, Inc.	900	45,117
Arkansas Best Corp.	400	13,064
Bristow Group, Inc.*	200	8,742
Burlington Northern Santa Fe Corp.	13,800	1,120,146
C.H. Robinson Worldwide, Inc.	7,000	380,030
Con-way, Inc.	2,000	92,000
CSX Corp.	17,400	743,502
Eagle Bulk Shipping, Inc.	1,400	36,036
FedEx Corp.	8,400	879,900
Forward Air Corp.	450	13,401
GATX Corp.	1,700	72,675
Genesee & Wyoming, Inc., Class A*	1,300	37,492
Heartland Express, Inc.	3,066	43,782
Horizon Lines, Inc., Class A	1,100	33,583

	SHARES	VALUE
COMMON STOCKS (Continued)
Transportation (Continued)
Hub Group, Inc., Class A*	1,400	42,042
J.B. Hunt Transport Services, Inc.	5,300	139,390
Kansas City Southern Industries, Inc.*	3,100	99,727
Kirby Corp.*	2,000	88,280
Knight Transportation, Inc.	2,625	45,176
Laidlaw International, Inc.	3,600	126,792
Landstar Systems, Inc.	1,600	67,152
Norfolk Southern Corp.	15,800	820,178
Old Dominion Freight Line, Inc.*	1,450	34,757
Overseas Shipholding Group, Inc.	900	69,147
Ryder System, Inc.	1,600	78,400
Union Pacific Corp.	8,400	949,704
United Parcel Service, Inc., Class B	26,600	1,997,660
Werner Enterprises, Inc.	2,700	46,305
YRC Worldwide, Inc.*	2,263	61,825
		8,190,253
Utilities — 2.7%
AES Corp.*	27,900	559,116
Allegheny Energy, Inc.*	6,200	324,012
Alliant Energy Corp.	3,700	141,784
Ameren Corp.	7,800	409,500
American Electric Power Co., Inc.	15,800	728,064
Aqua America, Inc.	5,034	114,171
Avista Corp.	2,100	42,735
Black Hills Corp.	500	20,510
CH Energy Group, Inc.	300	14,340
Cleco Corp.	1,600	40,432
CMS Energy Corp.	9,400	158,108
Consolidated Edison, Inc.	10,300	476,890
Constellation Energy Group	6,100	523,319
Dominion Resources, Inc.	11,800	994,740
DPL, Inc.	4,300	112,918
Duke Energy Corp.	50,256	939,285
Edison International	12,400	687,580
El Paso Electric Co.*	1,200	27,756
Exelon Corp.	26,800	2,019,648
FirstEnergy Corp.	11,900	753,746
FPL Group, Inc.	16,200	986,256
FuelCell Energy, Inc.*	900	8,046
IDACORP, Inc.	1,600	52,384
MDU Resources Group, Inc.	6,825	190,008
MGE Energy, Inc.	200	6,688
Mirant Corp.*	10,800	439,344
NiSource, Inc.	10,937	209,334
Northeast Utilities	6,200	177,134
Northwest Natural Gas Co.	1,400	63,980
NorthWestern Corp.	400	10,868
OGE Energy Corp.	3,100	102,610
Otter Tail Power Co.	600	21,390
Parker-Hannifin Corp.	4,300	480,869
Pepco Holdings, Inc.	7,200	194,976
PG&E Corp.	13,200	630,960
Pinnacle West Capital Corp.	3,200	126,432
PNM Resources, Inc.	3,050	71,004
PPL Corp.	15,300	708,390
Public Service Enterprise Group, Inc.	6,700	589,533
Puget Energy, Inc.	3,800	92,986
Questar Corp.	5,900	309,927
Reliant Resources, Inc.*	13,594	348,006
SCANA Corp.	3,900	151,086
Sierra Pacific Resources	8,400	132,132
Southern Co.	29,900	1,084,772
Southwest Gas Corp.	1,500	42,435
TECO Energy, Inc.	7,500	123,225
The Laclede Group, Inc.	300	9,684
UIL Holdings Corp.	333	10,490
Unisource Energy Corp.	600	17,934
Vectren Corp.	2,700	73,683
WGL Holdings, Inc.	1,900	64,391
Wisconsin Energy Corp.	4,000	180,120
Xcel Energy, Inc.	15,500	333,870
		17,133,601
Waste Management — 0.2%
Allied Waste Industries, Inc.*	15,500	197,625
Republic Services, Inc., Class A	7,800	255,138
Stericycle, Inc.*	3,000	171,480
Waste Connections, Inc.*	2,625	83,370
Waste Management, Inc.	20,500	773,670
		1,481,283
TOTAL COMMON STOCKS
(Identified Cost $446,060,573)		601,252,537

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,585,483	25,193,330

TOTAL MUTUAL FUNDS
(Identified Cost $20,783,853)		25,193,330

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,484,172	1,484,172
		1,484,173
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,484,173)		1,484,173

Total Investments — 99.9%
(Identified Cost $468,328,599)#		627,930,040

Cash and Other Assets, Less liabilities — 0.1%		387,392
Net Assets — 100.0%		$628,317,432

#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $468,328,599. Net unrealized appreciation aggregated $159,601,441 of which $177,505,775 related to appreciated investment securities and $17,904,334 related to depreciated investment securities.

*	Non-income producing security.

SA U.S. Market Fund

Portfolio Sectors (% of portfolio market value)

Financials	21.2%
Communications	8.9%
Industrials	11.3%
Energy	10.3%
Non-Cyclical	20.2%
Cyclical	9.5%
Basic Materials	3.2%
Technology	10.5%
Utilities	2.9%
Diversified	2.0%

Total	100.0%

SA U.S. Value Fund (Formerly U.S. HBtM Fund)

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.1%
Aerospace/Defense — 3.0%
Curtiss-Wright Corp.	516	$24,510
Northrop Grumman Corp.	92,033	7,178,574
Raytheon Co.	59,300	3,784,526
		10,987,610
Agricultural Operations — 0.3%
AGCO Corp.*	22,576	1,146,184

Airlines — 0.9%
Southwest Airlines Co.	164,300	2,431,640
UAL Corp.*	14,700	683,991
		3,115,631
Auto & Related — 2.4%
Avis Budget Group, Inc.*	19,947	456,587
Ford Motor Co.*	326,100	2,768,589
General Motors Corp.	134,500	4,936,150
TRW Automotive Holdings Corp.*	10,300	326,304
United Rentals, Inc.*	7,100	228,407
		8,716,037
Banks/Savings & Loans — 3.0%
Bank of America Corp.	65,214	3,278,308
Comerica, Inc.	4,600	235,888
Hudson City Bancorp, Inc.	61,100	939,718
Huntington Bancshares, Inc.	3,100	52,638
National City Corp.	29,900	750,191
New York Community Bancorp, Inc.	70,200	1,337,310
Sovereign Bancorp, Inc.	92,130	1,569,895
SunTrust Banks, Inc.	10,460	791,508
The Colonial BancGroup, Inc.	2,800	60,536
UnionBanCal Corp.	1,200	70,092
Washington Mutual, Inc.	39,099	1,380,586
Webster Financial Corp.	9,400	395,928
Zions Bancorporation	3,500	240,345
		11,102,943
Broadcasting — 6.2%
Citadel Broadcasting Corp.	2,551	10,612
Clear Channel Communications, Inc.	97,472	3,649,352
Comcast Corp., Class A*	395,223	9,556,492
Comcast Corp., Class A Special*	84,450	2,023,422
Cox Radio, Inc., Class A*	2,200	28,710
Discovery Holding Co., Class A*	44,300	1,278,055
Hearst-Argyle Television, Inc.	12,100	314,116
Liberty Global, Inc., Series A*	18,605	763,177
Liberty Global, Inc., Series C*	24,775	957,802
Liberty Media Holding Corp. - Capital Series A*	32,263	4,027,390
Radio One, Inc., Class D*	2,400	8,952
		22,618,080
Building & Construction — 0.9%
Centex Corp.	22,400	595,168
D.R. Horton, Inc.	44,600	571,326
KB HOME	14,900	373,394
Lennar Corp., Class A	13,900	314,835
M.D.C. Holdings, Inc.	8,800	360,272
Pulte Corp.	24,000	326,640
Ryland Group, Inc.	1,100	23,573
Toll Brothers, Inc.*	26,700	533,733
URS Corp.*	4,500	254,025
		3,352,966
Business Services — 0.5%
Electronic Data Systems Corp.	90,400	1,974,336

Chemicals — 0.7%
Ashland, Inc.	17,900	1,077,759
Chemtura Corp.	46,500	413,385
Lubrizol Corp.	1,800	117,108
Lyondell Chemical Co.	16,300	755,505
Tronox, Inc., Class B	6,082	54,920
Valhi, Inc.	1,381	32,799
Westlake Chemical Corp.	1,100	27,863
		2,479,339
Commercial Services — 0.3%
Convergys Corp.*	8,000	138,880
Live Nation, Inc.*	12,184	258,910
R.H. Donnelley Corp.*	9,400	526,588
		924,378
Communications Equipment — 0.1%
Andrew Corp.*	35,707	494,542

Computer Equipment — 0.2%
Ingram Micro, Inc., Class A*	41,460	813,031

Computer Services — 1.3%
Computer Sciences Corp.*	45,661	2,552,450
Compuware Corp.*	45,300	363,306
Fidelity National Information Services, Inc.	18,325	813,080
Sun Microsystems, Inc.*	97,600	547,536
Unisys Corp.*	55,800	369,396
		4,645,768
Computer Software — 0.2%
3Com Corp.*	58,600	289,484
Symantec Corp.*	29,700	575,586
		865,070
Diversified Operations — 0.1%
PerkinElmer, Inc.	11,500	335,915

Electronics — 2.6%
Advanced Micro Devices, Inc.*	14,400	190,080
Applied Micro Circuits Corp.*	22,500	71,100
Arrow Electronics, Inc.*	22,700	965,204
Avnet, Inc.*	39,600	1,578,456
AVX Corp.	23,400	376,740
Fairchild Semiconductor Corp., Class A*	700	13,076
Integrated Device Technology, Inc.*	50,076	775,176
International Rectifier Corp.*	1,300	42,887
Intersil Corp., Class A	36,700	1,226,881
Micron Technology, Inc.*	169,000	1,875,900
Sanmina-SCI Corp.*	133,221	282,429
Solectron Corp.*	231,400	902,460
Tech Data Corp.*	13,600	545,632
Vishay Intertechnology, Inc.*	43,200	562,896
		9,408,917
Financial Services — 9.9%
AMBAC Financial Group, Inc.	25,000	1,572,750
American Capital Strategies, Ltd.	14,500	619,585
AmeriCredit Corp.*	24,400	428,952
Capital One Financial Corp.	53,063	3,524,975
CIT Group, Inc.	47,000	1,889,400
Countrywide Credit Industries, Inc.	150,250	2,856,252
J.P. Morgan Chase & Co.	170,400	7,807,728
Janus Capital Group, Inc.	52,900	1,496,012
KeyCorp	9,700	313,601
MBIA, Inc.	36,400	2,222,220
Merrill Lynch & Co., Inc.	17,700	1,261,656
Morgan Stanley	22,630	1,425,690
Protective Life Corp.	17,600	746,944

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Prudential Financial, Inc.	73,000	7,123,340
The Bear Stearns Cos., Inc.	18,060	2,217,949
The South Financial Group, Inc.	19,700	447,978
		35,955,032
Food & Beverages — 4.4%
Archer-Daniels-Midland Co.	90,196	2,983,684
Coca-Cola Enterprises, Inc.	118,521	2,870,578
Constellation Brands, Inc., Class A*	4,800	116,208
Corn Products International, Inc.	18,500	848,595
Dean Foods Co.	3,600	92,088
Del Monte Foods Co.	47,300	496,650
Kraft Foods, Inc., Class A	122,000	4,210,220
Molson Coors Brewing Co., Class B	13,300	1,325,611
PepsiAmericas, Inc.	17,600	570,944
Smithfield Foods, Inc.*	25,400	800,100
The J.M. Smucker Co.	13,700	731,854
Tyson Foods, Inc., Class A	57,807	1,031,855
		16,078,387
Forest & Paper Products — 1.9%
Domtar Corp.*	155,751	1,277,158
International Paper Co.	33,800	1,212,406
Smurfit-Stone Container Corp.*	63,543	742,183
Weyerhaeuser Co.	49,024	3,544,435
		6,776,182
Funeral Services — 0.1%
Service Corp. International	40,300	519,870

Health Care - Drugs — 0.4%
Millennium Pharmaceuticals, Inc.*	73,000	740,950
Watson Pharmaceuticals, Inc.*	20,900	677,160
		1,418,110
Health Care - Products — 0.3%
Invitrogen Corp.*	12,600	1,029,798

Health Care - Services — 0.7%
Community Health Systems, Inc.*	2,300	72,312
Health Management Associates, Inc., Class A	20,900	145,046
Omnicare, Inc.	7,700	255,101
Tenet Healthcare Corp.*	77,200	259,392
UnitedHealth Group, Inc.	13,200	639,276
WellPoint, Inc.*	14,400	1,136,448
		2,507,575
Hotels & Restaurants — 0.3%
Wyndham Worldwide Corp.	28,094	920,359

Insurance — 20.2%
Alleghany Corp.*	1,972	800,632
Allstate Corp.	105,400	6,027,826
American Financial Group, Inc.	30,750	876,990
American International Group, Inc.	61,539	4,163,113
American National Insurance Co.	6,561	863,100
Assurant, Inc.	3,540	189,390
Chubb Corp.	57,000	3,057,480
Cincinnati Financial Corp.	46,756	2,025,002
CNA Financial Corp.	60,752	2,388,769
Conseco, Inc.*	10,900	174,400
Fidelity National Title Group, Inc., Class A	43,867	766,795
Hanover Insurance Group, Inc.	14,100	623,079
Hartford Financial Services Group, Inc.	46,300	4,285,065
HCC Insurance Holdings, Inc.	3,400	97,376
Lincoln National Corp.	33,200	2,190,204
Loews Corp.	135,700	6,561,095
Mercury General Corp.	7,000	377,510
MetLife, Inc.	182,000	12,690,860
MGIC Investment Corp.	22,700	733,437
Nationwide Financial Services, Inc., Class A	14,000	753,480
Odyssey Re Holdings Corp.	16,500	612,315
Old Republic International Corp.	56,775	1,063,964
Principal Financial Group, Inc.	52,500	3,312,225
Radian Group, Inc.	20,000	465,600
Reinsurance Group of America, Inc.	16,600	941,054
Safeco Corp.	23,500	1,438,670
StanCorp Financial Group, Inc.	9,400	465,394
The Commerce Group, Inc.	7,900	232,813
The First American Corp.	24,000	878,880
The PMI Group, Inc.	22,600	739,020
The Travelers Companies, Inc.	177,500	8,935,350
Torchmark, Inc.	13,900	866,248
Transatlantic Holdings, Inc.	7,500	527,475
Unitrin, Inc.	18,100	897,579
UnumProvident Corp.	76,300	1,867,061
W.R. Berkley Corp.	5,600	165,928
Wesco Financial Corp.	1,780	708,440
		73,763,619
Internet Services — 2.2%
Expedia, Inc.*	52,149	1,662,510
IAC/InterActiveCorp*	72,349	2,146,595
Liberty Media Holding Corp. - Interactive, Class A*	149,737	2,876,448
Qwest Communications International, Inc.*	131,900	1,208,204
		7,893,757
Leisure — 0.4%
Brunswick Corp.	16,500	377,190
Harrah’s Entertainment, Inc.	9,663	840,004
MGM Mirage, Inc.*	1,136	101,604
		1,318,798
Machinery — 0.2%
SPX Corp.	7,600	703,456

Manufacturing — 0.0%
Leggett & Platt, Inc.	1,289	24,697

Metals & Mining — 0.0%
Titanium Metals Corp.*	716	24,029

Multimedia — 6.3%
Belo Corp., Class A	17,800	309,008
CBS Corp., Class A	8,700	274,137
CBS Corp., Class B	189,495	5,969,093
Gannett Co., Inc.	28,200	1,232,340
Idearc, Inc.	11,286	355,170
News Corp., Class B	12,608	277,250
Time Warner, Inc.	701,100	12,872,196
Tribune Co.	25,585	698,982
Walt Disney Co.	33,218	1,142,367
		23,130,543
Office Equipment — 0.1%
IKON Office Solutions, Inc.	35,000	449,750

Office Furnishings & Supplies — 0.2%
OfficeMax, Inc.	15,900	544,893

Oil & Gas — 9.6%
Anadarko Petroleum Corp.	115,252	6,194,795

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Apache Corp.	54,282	4,888,637
Chesapeake Energy Corp.	117,906	4,157,366
Cimarex Energy Co.	10,800	402,300
ConocoPhillips	49,600	4,353,392
Devon Energy Corp.	48,300	4,018,560
Forest Oil Corp.*	16,600	714,464
Helmerich & Payne, Inc.	600	19,698
Hess Corp.	47,754	3,177,074
Marathon Oil Corp.	33,942	1,935,373
Mariner Energy, Inc.*	9,226	191,070
Newfield Exploration Co.*	16,600	799,456
Pioneer Natural Resources Co.	44,276	1,991,534
Pogo Producing Co.	14,100	748,851
SEACOR Holdings, Inc.*	6,100	580,110
Tidewater, Inc.	11,400	716,376
		34,889,056
Paper & Related Products — 0.5%
Bowater, Inc.	10,900	162,628
Louisiana-Pacific Corp.	26,100	442,917
MeadWestvaco Corp.	46,713	1,379,435
		1,984,980
Printing — 0.1%
R. R. Donnelley & Sons Co.	5,289	193,366

Retail - Food — 0.3%
SUPERVALU, Inc.	32,652	1,273,755

Retail - General — 0.1%
Dillards, Inc., Class A	19,000	414,770

Retail - Specialty — 1.4%
American Greetings Corp., Class A	9,700	256,080
AutoNation, Inc.*	61,600	1,091,552
Blockbuster, Inc., Class A*	4,500	24,165
Borders Group, Inc.	5,700	75,981
Circuit City Stores-Circuit City Group	9,300	73,563
Foot Locker, Inc.	15,400	236,082
Macy’s, Inc.	79,666	2,574,805
Rite Aid Corp.*	8,500	39,270
Saks, Inc.	34,500	591,675
		4,963,173
Steel — 0.1%
The Timken Co.	6,300	234,045
Worthington Industries, Inc.	3,000	70,680
		304,725
Telecommunications — 8.2%
AT&T, Inc.	339,882	14,380,407
CenturyTel, Inc.	10,600	489,932
Level 3 Communications, Inc.*	15,000	69,750
Sprint Corp.	93,800	1,782,200
Telephone & Data Systems, Inc.	13,200	881,100
Telephone & Data Systems, Inc., Special Shares	9,400	582,800
Tellabs, Inc.*	74,422	708,497
United States Cellular Corp.*	11,700	1,148,940
Verizon Communications, Inc.	225,720	9,994,882
		30,038,508
Textile & Apparel — 0.4%
Jones Apparel Group, Inc.	19,600	414,148
Mohawk Industries, Inc.*	12,200	991,860
		1,406,008
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	56,120
Goodyear Tire & Rubber Co.*	12,400	377,084
		433,204
Transportation — 7.7%
Alexander & Baldwin, Inc.	10,000	501,300
Burlington Northern Santa Fe Corp.	58,300	4,732,211
CSX Corp.	117,500	5,020,775
GATX Corp.	14,200	607,050
Kansas City Southern Industries, Inc.*	19,000	611,230
Laidlaw International, Inc.	23,200	817,104
Norfolk Southern Corp.	107,200	5,564,752
Overseas Shipholding Group, Inc.	10,700	822,081
Ryder System, Inc.	15,300	749,700
Union Pacific Corp.	72,800	8,230,768
YRC Worldwide, Inc.*	13,100	357,892
		28,014,863
Waste Management — 0.3%
Allied Waste Industries, Inc.*	93,812	1,196,102

TOTAL COMMON STOCKS
(Identified Cost $283,076,933)		361,152,112

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,003,887	2,003,887
		2,003,888
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,003,888)		2,003,888

Total Investments — 99.6%
(Identified Cost $285,080,821)#		363,156,000

Cash and Other Assets, Less liabilities — 0.4%		1,400,267
Net Assets — 100.0%		$364,556,267

#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $285,080,821. Net unrealized appreciation aggregated $78,075,179 of which $93,824,714 related to appreciated investment securities and $15,749,535 related to depreciated investment securities.

*	Non-income producing security.

SA U.S. Value Fund (Formerly U.S. HBtM Fund)

Portfolio Sectors (% of portfolio market value)

Financials	33.8%
Communications	23.2%
Industrials	14.8%
Energy	9.6%
Non-Cyclical	7.1%
Cyclical	6.3%
Basic Materials	3.2%
Technology	1.9%
Diversified	0.1%

Total	100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.6%
Advertising — 0.3%
Emak Worldwide, Inc.(a)*	800	$1,056
Greenfield Online, Inc.*	11,950	182,237
Harte-Hanks, Inc.	17,600	346,368
inVentiv Health, Inc.*	7,500	328,650
Marchex, Inc., Class B(a)	6,700	63,717
Traffix, Inc.(a)	3,200	21,216
ValueVision International, Inc., Class A(a)*	7,900	58,539
		1,001,783
Aerospace/Defense — 1.8%
AAR Corp.(a)*	9,000	273,060
ARGON ST, Inc.(a)*	7,700	152,460
CPI Aerostructures, Inc.(a)*	1,342	10,360
Curtiss-Wright Corp.	9,700	460,750
DRS Technologies, Inc.	7,038	387,935
Ducommun, Inc.*	2,055	66,377
EDO Corp.(a)	4,300	240,843
GenCorp, Inc.(a)*	26,000	310,960
HEICO Corp.(a)	4,700	231,992
HEICO Corp., Class A	3,120	123,240
Herley Industries, Inc.*	2,900	43,384
Hexcel Corp.(a)*	15,900	361,089
Innovative Solutions and Support, Inc.(a)*	4,050	76,828
Kaman Corp., Class A	5,300	183,168
Kratos Defense & Security Solutions, Inc.(a)*	17,700	48,498
Ladish Co., Inc.*	2,600	144,248
LMI Aerospace, Inc.*	2,400	55,560
Mechanical Technology, Inc.*	5,600	6,384
Moog, Inc., Class A*	9,200	404,248
MTC Technologies, Inc.(a)*	3,000	57,930
Orbital Sciences Corp.*	13,600	302,464
SPACEHAB, Inc.*	1,000	410
Teledyne Technologies, Inc.*	16,900	902,291
The Allied Defense Group, Inc.(a)*	600	4,722
The Fairchild Corp., Class A*	2,900	5,800
TransDigm Group, Inc.*	2,600	118,846
Triumph Group, Inc.(a)	3,800	310,498
United Industrial Corp.(a)	1,800	135,468
World Fuel Services Corp.	6,600	269,346
		5,689,159
Agricultural Operations — 0.1%
Alico, Inc.(a)	1,300	56,342
Cadiz, Inc.(a)*	2,500	47,250
Senesco Technologies, Inc.*	1,100	957
The Andersons, Inc.(a)	4,500	216,090
		320,639
Airlines — 0.4%
AirTran Holdings, Inc.(a)*	26,650	262,236
Alaska Air Group, Inc.*	8,000	184,720
ATA Holdings Corp.(b)(c)*	600	0
ExpressJet Holdings, Inc.(a)*	14,000	43,260
Frontier Airlines Holdings, Inc.(a)*	6,750	41,782
Hawaiian Holdings, Inc.(a)*	9,800	42,924
MAIR Holdings, Inc.(a)*	3,200	18,944
Mesa Air Group, Inc.(a)*	6,600	29,304
Midwest Air Group, Inc.(a)*	4,000	65,800
Northwest Airlines Corp., Class A(a)(b)(c)*	16,600	0
Pinnacle Airlines Corp.(a)*	5,250	84,105
Republic Airways Holdings, Inc.*	9,900	209,583
SkyWest, Inc.	15,400	387,618
		1,370,276
Auto & Related — 1.5%
A.S.V., Inc.(a)*	6,200	86,986
Accuride Corp.*	8,700	105,357
Aftermarket Technology Corp.*	4,600	146,004
American Axle & Manufacturing Holdings, Inc.	13,300	335,825
Arctic Cat, Inc.(a)	2,300	37,628
ArvinMeritor, Inc.(a)	18,100	304,442
Asbury Automotive Group, Inc.	11,700	231,777
Coachmen Industries, Inc.(a)	3,000	20,100
Commercial Vehicle Group, Inc.(a)*	4,200	53,886
CSK Auto Corp.(a)*	10,100	107,565
Dollar Thrifty Automotive Group, Inc.(a)*	4,300	149,167
Dorman Products, Inc.*	3,350	47,302
Dura Automotive Systems, Inc.*	3,200	218
Fuel Systems Solutions, Inc.(a)*	4,600	82,156
Hayes Lemmerz International, Inc.(a)*	36,850	153,296
Lear Corp.*	12,800	410,880
Lithia Motors, Inc., Class A(a)	3,631	61,945
LoJack Corp.(a)*	4,000	75,840
Midas, Inc.*	3,000	56,610
Miller Industries, Inc.*	2,100	35,952
Monaco Coach Corp.(a)	6,950	97,508
Monro Muffler Brake, Inc.	3,000	101,370
National R.V. Holdings, Inc.*	2,100	924
Noble International Ltd.(a)	2,800	59,612
Penske Automotive Group, Inc.	16,800	340,032
Proliance International, Inc.*	2,890	6,098
Rent-A-Center, Inc.*	8,100	146,853
Rush Enterprises, Inc., Class A(a)*	4,000	101,400
Skyline Corp.(a)	1,200	36,096
Spartan Motors, Inc.(a)	6,900	116,127
Standard Motor Products, Inc.	3,600	33,840
Strattec Security Corp.	700	32,564
Superior Industries International, Inc.(a)	5,600	121,464
Supreme Industries, Inc., Class A	1,200	8,400
Tenneco Automotive, Inc.*	11,000	341,110
Titan International, Inc.	5,900	188,328
Tower Automotive, Inc.(b)(c)*	6,500	0
United Rentals, Inc.*	200	6,434
Visteon Corp.(a)*	31,100	160,165
Wabash National Corp.(a)	8,200	92,578
Winnebago Industries, Inc.(a)	6,500	155,220
		4,649,059
Bank Investment Contracts — 0.0%
Franklin Credit Management Corp.*	1,900	9,436

Banks/Savings & Loans — 8.1%
1st Source Corp.(a)	5,867	134,354
Accredited Home Lenders Holding Co.(a)*	3,800	44,346
Alabama National BanCorp.(a)	4,988	388,665
AMCORE Financial, Inc.(a)	5,200	129,584
American Bancorp of New Jersey, Inc.	2,500	27,175
AmericanWest Bancorporation(a)	3,866	75,812
Ameris Bancorp(a)	3,229	58,380
Anchor BanCorp Wisconsin, Inc.(a)	4,800	129,600
Atlantic Coast Federal Corp.(a)	2,500	37,775
Bancfirst Corp.(a)	3,000	134,610
BancorpSouth, Inc.	1,600	38,880
BancTrust Financial Group, Inc.(a)	1,090	17,353
Bank of Florida Corp.(a)*	3,000	48,840
Bank of Granite Corp.(a)	4,846	65,809
Bank of the Ozarks, Inc.(a)	4,000	122,120
BankAtlantic Bancorp, Inc., Class A(a)	11,900	103,173
BankFinancial Corp.(a)	4,900	77,518
BankUnited Financial Corp., Class A(a)	7,900	122,766

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Banner Corp.	3,960	136,184
Berkshire Hills Bancorp, Inc.(a)	1,300	39,299
Beverly Hills Bancorp, Inc.	5,300	32,807
Boston Private Financial Holdings, Inc.(a)	8,800	244,992
Brookline Bancorp, Inc.(a)	14,148	163,975
Camden National Corp.	2,000	69,960
Capital City Bank Group, Inc.(a)	800	24,960
Capital Corp. of the West(a)	1,800	33,156
Capitol Bancorp Ltd.(a)	3,700	91,871
Cardinal Financial Corp.	6,192	61,858
Cathay Bancorp, Inc.(a)	12,318	396,763
Centennial Bank Holdings, Inc.(a)*	12,900	82,560
Center Bancorp, Inc.(a)	2,835	34,077
Center Financial Corp.(a)	3,300	45,903
Central Pacific Financial Corp.(a)	7,100	207,320
CFS Bancorp, Inc.(a)	1,800	25,380
Charter Financial Corp.(a)	2,028	109,512
Chemical Financial Corp.(a)	5,050	122,463
Chittenden Corp.	10,712	376,634
Citizens Community Bancorp, Inc.	400	3,780
Citizens First Bancorp, Inc.	1,800	32,310
Colony Bankcorp, Inc.(a)	1,100	18,480
Columbia Banking System, Inc.	4,483	142,649
Community Bancorp(a)*	900	22,626
Community Bank Systems, Inc.(a)	6,300	122,976
Community Banks, Inc.(a)	5,200	154,908
Community Trust Bancorp, Inc.(a)	4,498	135,120
Corus Bankshares, Inc.(a)	13,600	177,072
CVB Financial Corp.	21,055	246,343
Dearborn Bancorp, Inc.(a)*	1,050	13,556
Dime Community Bancshares	10,050	150,448
Downey Financial Corp.(a)	6,700	387,260
Enterprise Financial Services Corp.(a)	2,856	69,515
F.N.B. Corp.(a)	13,872	229,443
Financial Institutions, Inc.	1,700	30,736
First Bancorp(a)	3,400	69,292
First Busey Corp., Class A(a)	8,876	194,473
First Charter Corp.(a)	7,500	226,275
First Citizens BancShares, Inc.	200	34,880
First Community Bancorp(a)	6,200	339,202
First Community Bancshares, Inc.(a)	2,661	96,408
First Financial Bancorp(a)	8,665	110,739
First Financial Bankshares, Inc.(a)	4,735	190,252
First Financial Corp.(a)	3,200	96,960
First Financial Holdings, Inc.(a)	2,800	87,584
First Financial Service Corp.	440	11,990
First Indiana Corp.	2,875	90,045
First Mariner Bancorp*	100	945
First Merchants Corp.(a)	3,877	83,588
First Midwest Bancorp, Inc.(a)	11,400	389,424
First Niagara Financial Group, Inc.	26,185	370,518
First PacTrust Bancorp, Inc.	200	5,065
First Place Financial Corp.(a)	2,900	51,330
First Regional Bancorp*	2,500	61,325
First State Bancorp	4,900	96,236
FirstFed Financial Corp.(a)*	3,500	173,425
FirstMerit Corp.	19,200	379,392
Flagstar Bancorp, Inc.(a)	14,450	140,598
Flushing Financial Corp.	4,700	78,960
FNB Corp.	200	3,196
FNB Corp.	276	8,305
Franklin Bank Corp.(a)*	4,700	43,240
Frontier Financial Corp.(a)	10,899	254,274
Gateway Financial Holdings, Inc.	3,105	48,873
GB&T Bancshares, Inc.(a)	2,900	38,425
German American Bancorp	2,400	32,976
Glacier Bancorp, Inc.(a)	12,072	271,861
Great Lakes Bancorp, Inc.(a)*	1,860	25,017
Great Southern Bancorp, Inc.(a)	3,000	74,520
Greater Bay Bancorp	10,600	292,560
Greene County Bancshares, Inc.	2,200	80,190
Hancock Holding Co.(a)	7,700	308,616
Hanmi Financial Corp.(a)	10,800	167,292
Harleysville National Corp.(a)	6,045	96,055
Heartland Financial USA, Inc.(a)	1,100	22,605
Heritage Commerce Corp.	3,188	67,490
Home Federal Bancorp, Inc.(a)	3,400	45,254
Horizon Financial Corp.(a)	2,725	55,263
IBERIABANK Corp.	2,875	151,369
Independent Bank Corp.-MA(a)	3,182	94,505
Independent Bank Corp.-MI	4,683	51,747
Integra Bank Corp.(a)	3,700	67,081
International Bancshares Corp.	16,000	347,200
Intervest Bancshares Corp.	1,400	34,650
Investors Bancorp, Inc.*	26,500	375,240
K-Fed Bancorp(a)	2,875	37,864
Kearny Financial Corp.(a)	17,221	220,257
KNBT Bancorp, Inc.(a)	6,200	102,548
Lakeland Bancorp, Inc.(a)	5,121	69,543
Lakeland Financial Corp.(a)	2,500	57,775
Legacy Bancorp, Inc.(a)	2,500	34,800
Macatawa Bank Corp.(a)	3,307	44,744
MainSource Financial Group, Inc.(a)	4,530	79,864
MB Financial, Inc.(a)	8,840	305,422
MBT Financial Corp.(a)	8,300	99,351
Medallion Financial Corp.	3,400	37,026
Mercantile Bank Corp.(a)	1,265	27,147
Midwest Banc Holdings, Inc.(a)	5,400	79,758
Nara Bancorp, Inc.(a)	6,300	98,406
National City Corp.	13,646	342,378
National Penn Bancshares, Inc.(a)	11,274	184,449
NBT Bancorp, Inc.(a)	7,860	170,876
NewAlliance Bancshares, Inc.(a)	27,200	399,296
Northeast Community Bancorp, Inc.	2,200	23,980
Northwest Bancorp, Inc.(a)	12,000	341,520
Oak Hill Financial, Inc.(a)	1,000	31,260
OceanFirst Financial Corp.(a)	2,852	49,710
Old National Bancorp(a)	16,000	265,120
Old Second Bancorp, Inc.(a)	2,868	81,738
Omega Financial Corp.(a)	2,800	73,948
Online Resources Corp.(a)*	7,500	94,800
Pacific Capital Bancorp	9,966	262,106
Pacific Mercantile Bancorp*	2,500	39,425
Pacific Premier Bancorp, Inc.*	300	3,171
Park National Corp.(a)	3,450	300,840
Partners Trust Financial Group, Inc.	12,871	156,640
Peapack-Gladstone Financial Corp.(a)	1,250	32,063
Pennsylvania Commerce Bancorp, Inc.(a)*	900	28,350
Peoples Bancorp, Inc.(a)	2,400	62,832
PFF Bancorp, Inc.(a)	11,820	181,319
Pinnacle Financial Partners, Inc.(a)*	5,500	158,510
PrivateBancorp, Inc.(a)	5,300	184,652
Prosperity Bancshares, Inc.(a)	9,600	318,336
Provident Bankshares Corp.	7,240	226,829
Provident Financial Holdings, Inc.	1,000	22,270
Provident Financial Services, Inc.	14,515	237,611
Provident New York Bancorp(a)	10,000	131,100
Pulaski Financial Corp.(a)	1,200	15,528
Rainier Pacific Financial Group, Inc.	700	11,690
Renasant Corp.(a)	3,300	71,379

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Republic Bancorp, Inc., Class A(a)	8,841	140,041
Riverview Bancorp, Inc.	2,760	40,986
Rockville Financial, Inc.(a)	4,671	66,608
Rome Bancorp, Inc.	1,200	14,232
S&T Bancorp, Inc.(a)	6,000	192,540
S.Y. Bancorp, Inc.(a)	2,891	78,173
Sandy Spring Bancorp, Inc.(a)	6,300	189,756
Seacoast Banking Corp. of Florida(a)	4,210	78,727
Security Bank Corp.(a)	3,300	41,316
Sierra Bancorp(a)	2,100	60,186
Simmons First National Corp., Class A(a)	3,100	81,654
Southern Community Financial Corp.(a)	3,300	28,545
Southside Bancshares, Inc.(a)	2,732	60,350
Southwest Bancorp, Inc.	2,600	48,932
State Bancorp, Inc.	2,277	37,115
Sterling Bancorp(a)	3,740	52,360
Sterling Bancshares, Inc.	18,300	208,803
Sterling Financial Corp.(a)	6,200	106,330
Sterling Financial Corp.	12,354	332,446
Suffolk Bancorp(a)	2,200	70,532
Sun American Bancorp*	1,560	9,844
Sun Bancorp, Inc.(a)*	5,338	93,415
Superior Bancorp(a)*	7,200	63,576
SVB Financial Group(a)*	7,900	374,144
Synergy Financial Group, Inc.	1,938	29,380
Taylor Capital Group, Inc.	2,200	61,446
Temecula Valley Bancorp, Inc.(a)	1,800	30,546
Texas Capital Bancshares, Inc.*	1,900	41,306
The Bancorp, Inc.*	2,600	47,996
TierOne Corp.	3,600	95,292
Timberland Bancorp, Inc.	2,600	41,080
Tompkins Trustco, Inc.(a)	2,200	87,340
Trico Bancshares(a)	3,800	84,626
TrustCo Bank Corp. NY(a)	17,234	188,368
Trustmark Corp.(a)	13,700	384,148
UCBH Holdings, Inc.(a)	24,900	435,252
UMB Financial Corp.(a)	10,100	432,886
Umpqua Holdings Corp.(a)	12,242	244,962
Union Bankshares Corp.(a)	2,400	54,504
United Bankshares, Inc.	10,300	313,532
United Community Banks, Inc.(a)	9,809	240,517
United Community Financial Corp.(a)	6,200	44,764
United Financial Bancorp, Inc.	3,800	47,728
United Western Bancorp, Inc.	1,400	29,596
Univest Corp. of Pennsylvania(a)	3,100	73,532
USB Holding Co., Inc.(a)	4,000	92,920
Vineyard National Bancorp Co.(a)	3,414	57,082
Virginia Commerce Bancorp(a)*	5,260	75,428
Washington Banking Co.(a)	1,600	32,304
Washington Trust Bancorp, Inc.(a)	3,000	80,910
WesBanco, Inc.(a)	4,300	107,414
West Bancorporation(a)	4,250	65,960
West Coast Bancorp	2,947	83,724
Westamerica Bancorporation(a)	6,300	313,803
Western Alliance Bancorp(a)*	5,100	120,207
Willow Grove Bancorp, Inc.(a)	4,085	50,777
Wilshire Bancorp, Inc.(a)	6,600	72,402
Wintrust Financial Corp.(a)	4,750	202,777
Yardville National Bancorp	1,850	62,216
		25,125,933
Broadcasting — 0.9%
4Kids Entertainment, Inc.*	2,900	51,011
Acacia Research-Acacia Technologies(a)*	14,000	205,520
Acme Communications, Inc.(a)	3,269	12,651
Beasley Broadcast Group, Inc., Class A	1,657	12,444
Charter Communications, Inc., Class A(a)*	177,800	458,724
Citadel Broadcasting Corp.(a)	30,200	125,632
Cox Radio, Inc., Class A(a)*	8,900	116,145
Crown Media Holdings, Inc., Class A(a)*	17,800	127,982
Cumulus Media, Inc., Class A(a)*	6,400	65,408
DG Fastchannel, Inc.(a)*	7,450	175,671
Entercom Communications Corp.(a)	7,100	137,243
Entravision Communications Corp.*	16,600	153,052
Gray Television, Inc.(a)	8,900	75,561
Lin TV Corp., Class A(a)*	6,700	87,167
Mediacom Communications Corp.(a)*	19,900	140,295
Medialink Worldwide, Inc.(a)*	1,400	6,328
National Lampoon, Inc.(a)*	1,100	2,420
New Frontier Media, Inc.(a)	10,200	62,526
NTN Communications, Inc.*	5,300	4,399
Radio One, Inc., Class D*	20,712	77,256
Regent Communications, Inc.*	8,600	22,618
Saga Communications, Inc., Class A*	4,250	31,195
Salem Communications Corp., Class A	3,500	28,000
Sinclair Broadcast Group, Inc., Class A(a)	12,300	148,092
Spanish Broadcasting System, Inc., Class A(a)*	9,260	23,891
TiVo, Inc.(a)*	32,800	208,280
Westwood One, Inc.(a)	19,900	54,725
World Wrestling Federation Entertainment, Inc.	5,100	76,908
		2,691,144
Building & Construction — 1.7%
AAON, Inc.	3,900	76,947
Ampco-Pittsburgh Corp.(a)	2,200	86,636
AMREP Corp.(a)	1,500	40,200
Apogee Enterprises, Inc.	7,200	186,768
Builders FirstSource, Inc.(a)*	8,500	91,630
Cavalier Homes, Inc.*	4,000	12,800
Cavco Industries, Inc.*	1,100	36,850
Champion Enterprises, Inc.(a)*	18,400	202,032
Comfort Systems USA, Inc.	9,430	133,906
Comstock Homebuilding Cos, Inc., Class A(a)*	1,700	3,111
Dominion Homes, Inc.(a)*	1,000	2,150
Drew Industries, Inc.(a)*	5,000	203,400
Dycom Industries, Inc.*	9,800	300,174
Emcor Group, Inc.*	12,400	388,864
Fleetwood Enterprises, Inc.(a)*	14,700	125,685
Home Solutions of America, Inc.(a)*	10,400	35,256
Hovnanian Enterprises, Inc., Class A(a)*	9,500	105,355
Insituform Technologies, Inc., Class A(a)*	5,400	82,242
Integrated Electrical Services, Inc.(a)*	3,398	87,023
Interline Brands, Inc.*	7,100	163,229
KSW, Inc.*	1,050	7,381
Layne Christensen Co.(a)*	3,200	177,536
Levitt Corp., Class A(a)	3,000	6,030
M/I Homes, Inc.	2,300	31,947
Meritage Corp.(a)*	5,700	80,484
Michael Baker Corp.*	1,300	63,713
Modine Manufacturing Co.	7,900	210,298
Modtech Holdings, Inc.(a)*	1,500	2,775
NCI Building Systems, Inc.(a)*	4,600	198,766
Orleans Homebuilders, Inc.(a)	4,153	24,295
Palm Harbor Homes, Inc.(a)*	4,600	57,408
Perini Corp.*	5,800	324,394
PGT, Inc.*	500	3,965
Simpson Manufacturing Co., Inc.(a)	11,100	353,535

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
Standard Pacific Corp.(a)	14,800	81,252
Sterling Construction Co., Inc.(a)*	2,200	50,776
Texas Industries, Inc.(a)	6,600	518,100
TOUSA, Inc.(a)	10,888	17,530
Trex Co., Inc.(a)*	2,700	30,024
U.S. Home Systems, Inc.*	1,100	7,865
Washington Group International, Inc.*	4,900	430,269
WCI Communities, Inc.(a)*	8,600	51,514
Williams Scotsman International, Inc.*	9,600	266,016
		5,360,131
Business Services — 2.7%
Acxiom Corp.	1,700	33,643
Administaff, Inc.	6,100	221,430
Ambassadors International, Inc.(a)	2,197	53,892
AMN Healthcare Services, Inc.(a)*	7,500	140,475
Barrett Business Services, Inc.	2,100	50,043
BearingPoint, Inc.(a)*	71,200	288,360
Bowne & Co., Inc.	7,000	116,620
Brady Corp., Class A	8,400	301,392
Catalina Marketing Corp.*	9,600	310,944
CDI Corp.(a)	4,200	117,096
CIBER, Inc.*	11,900	92,939
Concur Technologies, Inc.(a)*	10,900	343,568
CorVel Corp.(a)*	2,550	58,956
CRA International, Inc.(a)*	2,300	110,837
Cross Country Healthcare, Inc.(a)*	7,100	124,037
CSG Systems International, Inc.*	10,600	225,250
Diamond Management & Technology Consultants, Inc.	7,300	67,160
EDGAR Online, Inc.*	6,200	18,476
Edgewater Technology, Inc.*	2,300	20,033
Electro Rent Corp.(a)	6,482	90,813
ePlus, Inc.*	1,200	10,560
First Consulting Group, Inc.*	7,200	74,160
Forgent Networks, Inc.*	4,800	4,272
Forrester Research, Inc.*	5,600	131,992
Franklin Covey Co.*	5,000	38,000
FTI Consulting, Inc.*	9,775	491,780
Gevity HR, Inc.	5,224	53,546
Heidrick & Struggles International, Inc.	4,000	145,800
Hill Intl, Inc.(a)*	10,900	98,100
Hudson Highland Group, Inc.*	5,400	68,742
Huron Consulting Group, Inc.*	4,080	296,290
infoUSA, Inc.	8,500	78,965
Innodata Isogen, Inc.*	5,684	22,054
Intelli-Check, Inc.(a)*	2,900	12,035
Kelly Services, Inc., Class A	6,800	134,708
Kenexa Corp.*	5,600	172,368
Kforce, Inc.*	17,045	219,199
Korn/Ferry International*	12,500	206,375
Labor Ready, Inc.*	21,300	394,263
LECG Corp.(a)*	5,200	77,480
MAXIMUS, Inc.	4,400	191,752
Microstrategy, Inc., Class A*	2,101	166,693
MPS Group, Inc.*	24,400	272,060
National Technical Systems, Inc.*	1,400	9,366
Navigant Consulting, Inc.(a)*	13,900	175,974
On Assignment, Inc.*	16,400	153,176
PDI, Inc.*	3,600	37,368
PRA International*	5,600	164,640
RCM Technologies, Inc.*	2,600	17,030
Resources Connection, Inc.	11,800	273,170
SM&A*	4,200	28,644
Spherion Corp.*	11,700	96,642
SYS(a)*	3,100	7,564
TeamStaff, Inc.*	2,100	1,680
TeleTech Holdings, Inc.*	14,200	339,522
Tetra Tech, Inc.*	23,400	494,208
TRC Cos., Inc.(a)*	3,950	41,712
Versar, Inc.*	3,800	28,728
Watson Wyatt & Co. Holdings	8,500	381,990
Westaff, Inc.*	3,300	13,695
		8,412,267
Chemicals — 2.2%
A. Schulman, Inc.	5,900	116,407
Aceto Corp.	9,525	85,725
American Vanguard Corp.(a)	6,233	121,668
Arch Chemicals, Inc.	7,600	356,288
Aviza Technology, Inc.*	4,794	16,444
Balchem Corp.(a)	3,150	64,292
Cabot Microelectronics Corp.(a)*	5,500	235,125
Dionex Corp.(a)*	4,600	365,516
Ferro Corp.	9,500	189,810
GenTek, Inc.(a)*	2,600	78,208
Georgia Gulf Corp.(a)	8,300	115,370
H.B. Fuller Co.	14,600	433,328
Hawkins, Inc.	1,200	17,280
Hercules, Inc.	22,600	475,052
ICO, Inc.*	6,200	87,296
Innophos Holdings, Inc.(a)	2,500	38,100
KMG Chemicals, Inc.	2,500	65,450
Kronos Worldwide, Inc.(a)	7,967	150,417
Landec Corp.(a)*	5,600	86,576
Lumera Corp.*	4,800	20,592
Minerals Technologies, Inc.	4,400	294,800
Nevada Chemicals, Inc.(a)	1,400	13,440
NewMarket Corp.	5,000	246,900
NL Industries, Inc.(a)	11,700	132,561
Olin Corp.	23,300	521,454
OM Group, Inc.*	6,900	364,389
Omnova Solutions, Inc.*	11,400	65,892
Penford Corp.	1,500	56,550
PolyOne Corp.*	21,400	159,858
Quaker Chemical Corp.	2,260	53,155
Solutia, Inc.*	5,000	2,550
Spartech Corp.	7,100	121,126
Stepan Co.	1,700	52,547
Symyx Technologies(a)*	5,800	50,402
Terra Industries, Inc.(a)*	18,400	575,184
Tronox, Inc., Class A(a)	7,400	68,820
Tronox, Inc., Class B	2,100	18,963
UAP Holding Corp.	14,112	442,552
WD-40 Co.	3,600	122,904
Wellman, Inc.(a)	6,900	16,560
Westlake Chemical Corp.(a)	15,100	382,483
		6,882,034
Commercial Services — 2.5%
Advance America Cash Advance Centers, Inc.(a)	19,100	203,797
Arbitron, Inc.	7,100	321,914
Cash Systems, Inc.(a)*	6,900	36,363
CBIZ, Inc.(a)*	15,700	124,815
Clayton Holdings, Inc.(a)*	1,900	15,219
Coinmach Service Corp., Class A	8,300	99,517
Coinstar, Inc.(a)*	6,700	215,539
Collectors Universe, Inc.(a)	1,500	21,120
Competitive Technologies, Inc.*	1,800	4,050
CoStar Group, Inc.(a)*	4,400	235,180

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Services (Continued)
CPI Corp.(a)	1,100	42,372
Deluxe Corp.	11,300	416,292
Energy Focus, Inc.(a)*	2,200	16,478
Euronet Worldwide, Inc.(a)*	11,600	345,332
Global Cash Access Holdings, Inc.(a)*	19,892	210,656
GP Strategies Corp.*	3,599	39,949
Healthcare Services Group(a)	18,300	370,941
Heartland Payment Systems, Inc.(a)	9,000	231,300
ICT Group, Inc.(a)*	3,000	40,230
Intersections, Inc.*	5,800	59,218
ITC Holdings Corp.	9,760	483,608
Live Nation, Inc.*	15,700	333,625
Mac-Gray Corp.*	2,474	31,865
McGrath Rentcorp	6,000	199,440
Medifast, Inc.(a)*	3,300	18,414
Mobile Mini, Inc.(a)*	8,720	210,675
Newtek Business Services, Inc.*	7,650	12,852
PeopleSupport, Inc.*	5,700	68,172
Perceptron, Inc.*	1,100	15,840
Pfsweb, Inc.(a)*	1,448	1,911
PHH Corp.*	11,200	294,336
Plexus Corp.*	10,200	279,480
Pre-Paid Legal Services, Inc.*	2,300	127,558
Premier Exhibitions, Inc.(a)*	6,300	95,004
Protection One, Inc.(a)*	1,334	17,902
Providence Service Corp.(a)*	4,800	140,928
ProxyMed, Inc.(a)*	4,900	14,357
Quanta Services, Inc.(a)*	30,261	800,404
Rewards Network, Inc.(a)*	5,900	28,615
Sirva, Inc.(a)*	18,888	13,033
Source Information Management Co.(a)*	12,800	45,056
Standard Parking Corp.*	2,000	79,580
StarTek, Inc.	3,723	37,714
SYNNEX Corp.(a)*	7,200	148,032
Team, Inc.(a)*	3,200	87,616
TETRA Technologies, Inc.*	19,350	409,059
TGC Industries, Inc.*	3,255	34,471
The Management Network Group, Inc.*	8,200	18,778
TNS, Inc.(a)	4,600	73,876
UniFirst Corp.	3,000	112,380
Viad Corp.	4,500	162,000
Wright Express Corp.*	8,800	321,112
		7,767,975
Communication Services — 0.1%
SunCom Wireless Holdings, Inc., Class A*	2,320	59,856
Telkonet, Inc.(a)*	14,900	24,883
Terremark Worldwide, Inc.(a)*	13,400	96,078
		180,817
Communications Equipment — 1.7%
ANADIGICS, Inc.(a)*	22,000	397,760
Andrew Corp.*	35,100	486,135
Applied Signal Technology, Inc.	2,700	36,504
Arris Group, Inc.*	27,500	339,625
Atheros Communications, Inc.(a)*	14,100	422,577
Avanex Corp.(a)*	29,700	48,708
Avici Systems, Inc.	2,900	30,914
Captaris, Inc.*	6,000	31,740
Centillium Communications, Inc.(a)*	7,800	13,104
Ceradyne, Inc.(a)*	5,525	418,463
Cosine Communications, Inc.*	800	2,296
Datalink Corp.*	2,300	10,465
Digi International, Inc.*	5,500	78,320
Endwave Corp.*	2,950	31,300
Finisar Corp.(a)*	123,800	346,640
I.D. Systems, Inc.(a)*	1,600	19,584
InterVoice-Brite, Inc.(a)*	11,100	104,229
Ixia*	14,128	123,196
KVH Industries, Inc.(a)*	3,300	28,248
MasTec, Inc.*	19,900	279,993
Network Equipment Technologies, Inc.*	5,600	81,200
North Pittsburgh Systems, Inc.(a)	2,300	54,648
Oplink Communications, Inc.*	4,500	61,470
Optical Cable Corp.*	374	1,777
Optical Communication Products, Inc.(a)*	8,900	14,596
Performance Technologies, Inc.*	2,500	12,525
SeaChange International, Inc.*	7,100	49,132
Sirenza Microdevices, Inc.(a)*	15,339	265,211
Smith Micro Software, Inc.(a)*	6,500	104,390
Sonus Networks, Inc.(a)*	121,400	740,540
SRS Labs, Inc.*	3,700	27,121
Tekelec(a)*	16,800	203,280
UTStarcom, Inc.(a)*	25,400	92,964
Verilink Corp.*	2,100	5
ViaSat, Inc.*	6,400	197,312
Vyyo, Inc.(a)*	4,372	24,571
Williams Controls, Inc.*	1,500	27,045
WJ Communications, Inc.*	22,450	29,185
Zhone Technologies, Inc.(a)*	28,283	33,657
		5,270,430
Computer Equipment — 2.2%
Adaptec, Inc.(a)*	29,728	113,561
Agilysys, Inc.	7,576	128,034
Airspan Networks, Inc.(a)*	15,000	37,500
Astro-Med, Inc.	375	3,803
Bookham, Inc.*	20,055	55,352
Calamp Corp.(a)*	4,625	15,956
California Micro Devices Corp.*	5,100	22,389
Ciprico, Inc.(a)*	500	3,750
Concurrent Computer Corp.(a)*	14,452	18,788
Cray, Inc.*	3,850	27,720
Dataram Corp.	1,599	5,389
Dot Hill Systems Corp.*	12,700	38,481
Electronics for Imaging, Inc.*	13,600	365,296
Emulex Corp.*	20,500	392,985
Hauppauge Digital, Inc.(a)*	2,400	10,536
Hurco Cos., Inc.*	1,000	54,060
Hutchinson Technology, Inc.(a)*	5,700	140,220
Imation Corp.	6,900	169,257
Immersion Corp.*	6,700	109,746
Insight Enterprises, Inc.*	11,250	290,362
Integral Systems, Inc.(a)	2,000	42,980
Interphase Corp.(a)*	1,200	13,128
Iomega Corp.*	13,300	69,692
KEY Tronic Corp.*	1,700	7,871
Lasercard Corp.(a)*	2,100	23,331
Maxwell Technologies, Inc.(a)*	4,300	50,009
Mentor Graphics Corp.*	27,600	416,760
Mercury Computer Systems, Inc.*	4,900	50,372
Mobility Electronics, Inc.(a)*	8,363	29,354
MTS Systems Corp.	4,400	183,040
NYFIX, Inc.(a)*	5,600	26,880
Palm, Inc.(a)	24,796	403,431
Quantum Corp.*	64,800	220,320
RadiSys Corp.(a)*	9,500	118,275
Rimage Corp.(a)*	4,700	105,468
SCM Microsystems, Inc.(a)*	3,000	8,910
Semtech Corp.*	35,200	720,896
Sigma Designs, Inc.(a)*	11,000	530,640

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Silicon Storage Technology, Inc.*	23,800	76,636
Standard Microsystems Corp.(a)*	5,200	199,784
STEC, Inc.(a)*	11,400	86,982
Stratasys, Inc.*	4,700	129,532
Synaptics, Inc.(a)*	12,000	573,120
Transact Technologies, Inc.(a)*	1,515	9,257
Transmeta Corp.(a)*	1,099	6,473
Trident Microsystems, Inc.(a)*	26,600	422,674
Virage Logic Corp.*	4,635	34,392
Whitney Holding Corp.	15,575	410,868
		6,974,260
Computer Services — 1.6%
3D Systems Corp.(a)*	5,100	120,462
Analysts International Corp.*	4,500	6,840
Aspen Technology, Inc.*	22,500	322,200
Avocent Corp.*	12,136	353,401
Black Box Corp.(a)	3,700	158,212
Catapult Communications Corp.(a)*	3,361	25,678
Computer Programs & Systems, Inc.(a)	2,300	60,628
Computer Task Group, Inc.*	3,700	16,095
COMSYS IT Partners, Inc.*	4,800	80,688
Dynamics Research Corp.*	2,200	24,574
eLoyalty Corp.*	1,512	20,790
Extreme Networks, Inc.(a)*	28,600	109,824
Furmanite Corp.*	7,980	72,618
Goldleaf Financial Solutions, Inc.*	8,500	27,625
Intelligroup, Inc.*	1,500	3,300
INX, Inc.*	400	5,780
Manhattan Associates, Inc.*	12,000	328,920
NETGEAR, Inc.*	16,800	511,056
NetScout Systems, Inc.*	7,399	80,649
Overland Storage, Inc.*	2,700	4,644
Perot Systems Corp., Class A*	21,400	361,874
Pomeroy Computer Resources, Inc.*	2,000	16,100
Radiant Systems, Inc.*	7,100	112,393
Saba Software, Inc.(a)*	6,949	33,911
Safeguard Scientifics, Inc.(a)*	29,000	66,410
Sapient Corp.*	29,900	200,629
SI International, Inc.*	3,100	88,567
Sonic Foundry, Inc.(a)*	7,800	16,770
SRA International, Inc., Class A*	9,400	263,952
Sybase, Inc.*	6,700	154,971
Sykes Enterprises, Inc.*	14,400	239,184
Syntel, Inc.(a)	14,400	598,752
TechTeam Global, Inc.*	1,700	20,060
Tier Technologies, Inc., Class B*	3,900	39,780
Tyler Technologies, Inc.(a)*	18,200	242,970
Viewpoint Corp.(a)*	4,900	3,577
Visual Sciences, Inc.(a)*	4,900	70,756
Wind River Systems, Inc.*	19,700	231,869
		5,096,509
Computer Software — 3.3%
3Com Corp.*	99,900	493,506
ACI Worldwide, Inc.(a)*	10,500	234,675
Actuate Corp.*	24,700	159,315
Advent Software, Inc.(a)*	6,800	319,396
American Software, Inc., Class A	5,000	46,000
Ansoft Corp.*	5,700	187,986
ANSYS, Inc.*	2,500	85,425
Applix, Inc.*	3,500	62,230
Art Technology Group, Inc.(a)*	31,900	96,338
Authentidate Holding Corp.(a)*	6,200	7,192
AXS-One, Inc.*	7,100	5,396
Blackboard, Inc.(a)*	7,201	330,094
Borland Software Corp.(a)*	16,800	73,080
Bottomline Technologies, Inc.(a)*	6,100	76,433
BSQUARE Corp.(a)*	2,300	13,800
Callidus Software, Inc.*	6,600	56,760
CAM Commerce Solutions, Inc.	1,000	34,240
Clarus Corp.*	1,900	12,825
Convera Corp.(a)*	12,200	47,580
Echelon Corp.(a)*	8,700	217,587
Emageon, Inc.(a)*	5,535	46,383
Epicor Software Corp.(a)*	13,900	191,403
EPIQ Systems, Inc.(a)*	6,750	127,035
eResearch Technology, Inc.(a)*	14,050	160,029
etrials Worldwide, Inc.(a)*	2,200	8,888
FalconStor Software, Inc.*	14,350	172,917
GSE Systems, Inc.*	2,896	19,548
Hypercom Corp.(a)*	18,300	82,716
ImageWare Systems, Inc.(a)*	3,100	5,022
Informatica Corp.*	21,000	329,700
Interactive Intelligence, Inc.*	4,000	76,000
Intermec, Inc.(a)*	14,500	378,740
Interwoven, Inc.*	15,719	223,681
iPass, Inc.(a)*	14,400	60,480
JDA Software Group, Inc.*	7,100	146,686
Kintera, Inc.(a)*	5,700	10,260
L-1 Identity Solutions, Inc.(a)*	17,400	327,990
Lawson Software, Inc.*	47,000	470,470
Magma Design Automation, Inc.(a)*	15,900	223,713
Mantech International Corp., Class A*	4,500	161,910
Midway Games, Inc.(a)*	21,900	95,484
Moldflow Corp.*	2,100	40,446
Motive, Inc.*	1,400	2,352
MSC Software Corp.(a)*	10,200	138,924
Neoware Systems, Inc.*	6,900	111,918
NetManage, Inc.*	1,997	8,208
Omnicell, Inc.*	7,300	208,342
On2 Technologies, Inc.(a)*	26,000	30,160
Openwave Systems, Inc.	24,533	107,455
OPNET Technologies, Inc.(a)*	10,000	116,000
Packeteer, Inc.(a)*	8,800	66,880
Parametric Technology Corp.*	13,320	232,034
PDF Solutions, Inc.(a)*	5,900	58,292
Pegasystems, Inc.(a)	8,200	97,580
Pervasive Software, Inc.*	5,000	23,700
Phoenix Technology Ltd.*	6,950	74,435
PLATO Learning, Inc.(a)*	5,000	18,900
Progress Software Corp.*	9,400	284,820
QAD, Inc.(a)	7,800	67,548
Quest Software, Inc.*	24,400	418,704
Secure Computing Corp.(a)*	16,050	156,167
Simulations Plus, Inc.*	400	5,664
SPSS, Inc.(a)*	4,532	186,446
SumTotal Systems Inc.*	6,000	35,160
SupportSoft, Inc.*	11,200	65,408
Synplicity, Inc.(a)*	5,675	35,412
Take-Two Interactive Software, Inc.(a)*	16,800	286,944
TeleCommunication Systems, Inc., Class A*	10,800	43,092
THQ, Inc.(a)*	11,550	288,519
TIBCO Software, Inc.*	47,900	353,981
Tradestation Group, Inc.(a)*	20,400	238,068
Ulticom, Inc.*	8,240	66,744
Ultimate Software Group, Inc.(a)*	5,800	202,420
Unica Corp.(a)*	3,950	44,359
Verint Systems, Inc.*	6,100	158,600
		10,152,595

	SHARES	VALUE
COMMON STOCKS (Continued)
Computers — 0.1%
Gateway, Inc.(a)*	70,500	132,540
Merge Technologies, Inc.(a)*	7,366	32,337
PAR Technology Corp.(a)*	3,000	24,000
		188,877
Construction Materials — 0.0%
Huttig Building Products, Inc.*	4,850	26,093
U.S. Concrete, Inc.(a)*	10,200	67,218
		93,311
Consumer Products — 0.8%
Ascendia Brands, Inc.*	2,300	1,035
Blyth, Inc.	9,900	202,455
Central Garden & Pet Co.*	5,300	47,170
Central Garden & Pet Co., Class A*	8,400	75,432
CSS Industries, Inc.(a)	2,100	75,537
Cybex International, Inc.(a)*	4,100	20,172
Fossil, Inc.*	11,594	433,152
Jarden Corp.*	8,643	267,414
Mace Security International, Inc.*	3,200	7,168
Natural Alternatives International, Inc.*	1,000	6,280
Natural Health Trends Corp.(a)*	1,400	3,094
Playtex Products, Inc.*	20,800	380,224
Prestige Brands Holdings, Inc.*	11,500	126,270
Russ Berrie & Co., Inc.(a)*	4,000	67,200
Senomyx, Inc.(a)*	7,000	85,750
Spectrum Brands, Inc.(a)*	11,000	63,800
Tupperware Corp.	14,000	440,860
Ultralife Batteries, Inc.(a)*	3,600	46,080
		2,349,093
Containers & Glass — 0.1%
Silgan Holdings, Inc.	7,902	424,732

Containers-Paper/Plastic — 0.2%
AEP Industries, Inc.*	1,000	42,340
Constar International, Inc.*	2,100	9,702
Graphic Packaging Corp.(a)*	54,100	244,532
Rock-Tenn Co., Class A	9,600	277,440
		574,014
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	4,830
Inter Parfums, Inc.(a)	4,700	111,249
Parlux Fragrances, Inc.*	4,887	19,059
		135,138
Distribution/Wholesale — 1.2%
Advanced Marketing Services, Inc.*	2,700	22
Bell Microproducts, Inc.(a)*	6,400	39,808
Bluelinx Holdings, Inc.(a)	6,900	48,576
Brightpoint, Inc.*	20,244	303,862
Building Materials Holding Corp.(a)	4,200	44,436
Central European Distribution Corp.(a)*	9,225	441,970
CLST Holdings, Inc.(a)	2,300	2,668
Directed Electronics, Inc.(a)*	1,269	5,063
Handleman Co.(a)	3,700	11,285
Industrial Distribution Group, Inc.*	1,400	13,216
InfoSonics Corp.(a)*	2,200	4,774
Keystone Automotive Industries, Inc.*	3,200	152,832
LKQ Corp.(a)*	17,100	595,251
MWI Veterinary Supply, Inc.*	2,800	105,700
Nash-Finch Co.(a)	2,000	79,660
Navarre Corp.(a)*	5,100	19,176
NuCo2, Inc.(a)*	2,900	74,646
Owens & Minor, Inc.	9,700	369,473
Pool Corp.(a)	11,300	282,274
Reliv’ International, Inc.(a)	3,700	37,000
Rentrak Corp.(a)*	1,900	26,087
ScanSource, Inc.(a)*	5,700	160,227
Spartan Stores, Inc.	4,734	106,657
United Natural Foods, Inc.(a)*	10,300	280,366
United Stationers, Inc.*	6,400	355,328
Watsco, Inc.	5,300	246,079
		3,806,436
Diversified Operations — 2.2%
Actuant Corp., Class A(a)	6,300	409,311
AMERCO(a)*	4,600	291,916
Ameron International Corp.(a)	2,000	211,540
AZZ, Inc.(a)*	2,700	94,392
Barnes Group, Inc.	12,600	402,192
Chemed Corp.	5,500	341,880
Cornell Corrections, Inc.(a)*	2,700	63,585
Digimarc Corp.*	4,400	39,732
EnPro Industries, Inc.(a)*	4,300	174,580
ESCO Technologies, Inc.*	5,700	189,468
Esterline Technologies Corp.*	6,500	370,825
Federal Signal Corp.(a)	16,800	258,048
Griffon Corp.(a)*	6,650	100,415
Hawaiian Electric Industries, Inc.(a)	19,700	427,687
Koppers Holdings, Inc.	1,600	61,776
Lancaster Colony Corp.	7,600	290,092
Lydall, Inc.*	2,900	26,912
Mathews International Corp., Class A	7,000	306,600
Myers Industries, Inc.	6,987	138,482
NACCO Industries, Inc., Class A	1,000	103,480
Odyssey Marine Exploration, Inc.(a)*	11,350	70,257
Park-Ohio Holdings Corp.*	2,900	75,255
PICO Holdings, Inc.(a)*	5,100	211,905
Raven Industries, Inc.(a)	3,600	144,180
Sensient Technologies Corp.	11,300	326,231
Standex International Corp.	2,700	55,836
Sturm, Ruger & Co., Inc.(a)*	6,700	119,997
Tredegar Corp.	8,700	150,075
Universal Corp.(a)	6,000	293,700
Vector Group Ltd.(a)	14,434	323,474
Volt Information Sciences, Inc.(a)*	4,949	87,300
Walter Industries, Inc.(a)	12,000	322,800
Zoltek Cos., Inc.*	7,800	340,314
		6,824,237
Education — 0.5%
Corinthian Colleges, Inc.(a)*	20,700	329,337
INVESTools, Inc.(a)*	15,700	189,813
Learning Tree International, Inc.(a)*	3,900	69,264
Lincoln Educational Services(a)*	5,874	76,597
Renaissance Learning, Inc.(a)	7,022	84,896
Scientific Learning Corp.*	3,500	21,000
Strayer Education, Inc.	1,575	265,592
The Geo Group, Inc.(a)*	12,100	358,281
The Princeton Review, Inc.(a)*	13,700	109,189
Universal Technical Institute, Inc.(a)*	5,900	106,200
		1,610,169
Electric Utilities — 0.3%
ALLETE, Inc.	7,400	331,224
Calpine Corp.(a)*	92,000	138,000
Portland General Electric Co.	15,300	425,340
		894,564
Electrical Equipment — 1.1%
A.O. Smith Corp.	5,400	236,952
Active Power, Inc.(a)*	9,680	21,393

	SHARES	VALUE
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
ADDvantage Technologies Group, Inc.*	2,400	19,488
Advanced Energy Industries, Inc.*	10,800	163,080
Avid Technology, Inc.(a)*	9,895	267,957
Axcelis Technologies, Inc.*	24,400	124,684
Axsys Technologies, Inc.*	2,200	68,112
C&D Technologies, Inc.(a)*	7,300	36,354
Cascade Microtech, Inc.*	2,800	27,776
Checkpoint Systems, Inc.*	9,900	261,261
Cohu, Inc.	5,500	103,125
Credence Systems Corp.(a)*	33,780	104,380
CyberOptics Corp.*	1,700	20,910
Distributed Energy Systems Corp.(a)*	8,600	7,224
Franklin Electric Co., Inc.(a)	5,300	217,883
GrafTech International Ltd.*	25,060	447,070
Hi-Shear Technology Corp.(a)	1,500	17,625
Ibis Technology Corp.*	2,000	2,480
Insteel Industries, Inc.(a)	4,000	61,400
Ionatron, Inc.(a)*	34,000	116,620
Littelfuse, Inc.*	4,965	177,201
LTX Corp.(a)*	22,800	81,396
Meade Instruments Corp.*	3,300	6,600
Measurement Specialties, Inc.(a)*	800	22,320
Photon Dynamics, Inc.(a)*	3,600	32,580
Power Integrations, Inc.*	5,300	157,463
Power-One, Inc.(a)*	18,162	92,626
Research Frontiers, Inc.(a)*	2,600	38,792
Rogers Corp.(a)*	3,900	160,641
Technology Research Corp.	400	1,460
Veeco Instruments, Inc.(a)*	6,900	133,722
Vicor Corp.(a)	7,100	86,052
		3,316,627
Electronics — 5.4%
Actel Corp.*	5,500	59,015
Advanced Analogic Technologies, Inc.*	10,700	113,848
Aehr Test Systems*	1,200	8,868
Aetrium, Inc.*	2,200	11,000
Alliance Semiconductor Corp.	3,550	8,165
American Reprographics Co.(a)*	10,500	196,560
American Superconductor Corp.(a)*	16,500	337,920
AMIS Holdings, Inc.*	34,200	332,082
Amkor Technology, Inc.*	5,800	66,816
Analogic Corp.	3,200	204,032
Apogee Technology, Inc.*	700	805
Applied Micro Circuits Corp.(a)*	105,500	333,380
Arotech Corp.(a)*	2,757	9,650
Asyst Technologies, Inc.*	11,300	59,777
Atari, Inc.(a)*	2,300	5,865
ATMI, Inc.*	7,700	229,075
Audiovox Corp., Class A(a)*	3,800	39,102
AXT, Inc.*	12,400	76,756
Badger Meter, Inc.(a)	3,000	96,150
Bel Fuse, Inc., Class B(a)	2,090	72,439
Belden CDT, Inc.(a)	8,150	382,316
Benchmark Electronics, Inc.*	18,185	434,076
Brooks Automation, Inc.*	17,374	247,406
BTU International, Inc.(a)*	2,100	27,006
Capstone Turbine Corp.*	20,500	24,600
Catalyst Semiconductor, Inc.*	4,100	28,413
CEVA, Inc.*	3,975	35,735
Cirrus Logic, Inc.*	21,400	136,960
Coherent, Inc.(a)*	6,900	221,352
Conexant Systems, Inc.(a)*	116,333	139,600
Cree, Inc.(a)*	1,600	49,760
CTS Corp.(a)	6,500	83,850
Cubic Corp.	6,700	282,539
Cymer, Inc.*	8,200	314,798
Daktronics, Inc.(a)	11,500	313,030
Digital Theater Systems, Inc.(a)*	3,700	112,369
Diodes, Inc.(a)*	9,450	303,345
DSP Group, Inc.*	6,800	107,644
Electro Scientific Industries, Inc.(a)*	6,980	167,241
Electroglas, Inc.(a)*	6,400	14,720
EMCORE Corp.(a)*	25,100	240,960
Emerson Radio Corp.(a)*	6,200	13,330
Energy Conversion Devices, Inc.(a)*	9,600	218,112
EnerSys(a)*	14,800	262,996
Entegris, Inc.*	37,474	325,274
ESS Technology, Inc.*	8,900	11,926
Exar Corp.*	11,669	152,397
Excel Technology, Inc.*	1,600	39,920
FARO Technologies, Inc.*	3,250	143,487
Flextronics International Ltd.*	11,814	132,081
FormFactor, Inc.*	7,100	315,027
Frequency Electronics, Inc.	1,400	14,112
Genesis Microchip, Inc.(a)*	8,200	64,288
HEI, Inc.*	1,200	816
Henry Bros. Electronics, Inc.*	300	1,782
hi/fn, Inc.*	4,900	40,082
Hittite Microwave Corp.*	6,700	295,805
II-VI, Inc.*	15,100	521,403
Ikanos Communications*	6,800	37,876
InFocus Corp.*	8,400	14,280
Innovex, Inc.*	3,812	4,727
Integrated Silicon Solution, Inc.*	9,850	62,055
Interlink Electronics, Inc.(a)*	2,600	4,420
inTEST Corp.*	1,700	5,423
IntriCon Corp.*	1,000	9,300
Iteris, Inc.(a)*	7,798	17,390
Itron, Inc.(a)*	527	49,048
IXYS Corp.*	7,900	82,397
Keithley Instruments, Inc.	3,500	37,100
KEMET Corp.*	16,500	121,275
Kopin Corp.*	21,200	80,772
LaBarge, Inc.*	3,700	44,400
Lamson & Sessions Co.*	3,400	91,664
Lattice Semiconductor Corp.(a)*	34,159	153,374
LeCroy Corp.*	2,785	20,776
LogicVision, Inc.*	2,900	2,436
LSI Industries, Inc.	5,200	106,704
MagneTek, Inc.(a)*	7,200	34,560
Mattson Technology, Inc.*	26,600	230,090
Merix Corp.*	3,900	22,074
Methode Electronics, Inc., Class A	8,200	123,410
Micrel, Inc.	18,600	200,880
Microsemi Corp.(a)*	17,191	479,285
Microtune, Inc.*	24,800	149,296
Mindspeed Technologies, Inc.(a)*	30,900	51,294
MIPS Technologies, Inc., Class A(a)*	21,100	166,690
MKS Instruments, Inc.*	13,700	260,574
Monolithic Power Systems, Inc.(a)*	6,900	175,260
MoSys, Inc.(a)*	7,600	53,656
Multi-Fineline Electronix, Inc.*	6,500	96,395
Nanometrics, Inc.*	4,500	40,365
Napco Security Systems, Inc.(a)*	4,850	27,014
NeoMagic Corp.(a)*	3,000	12,210
Netlogic Microsystems, Inc.(a)*	9,500	343,045
Newport Corp.(a)*	8,200	124,886
Nu Horizons Electronics Corp.(a)*	4,000	37,720
OmniVision Technologies, Inc.(a)*	12,600	286,398

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
OSI Systems, Inc.(a)*	3,300	74,283
Park Electrochemical Corp.	4,000	134,320
Pericom Semiconductor Corp.*	5,500	64,460
Photronics, Inc.*	9,100	103,831
Pixelworks, Inc.(a)*	3,400	3,910
Planar Systems, Inc.*	2,779	18,647
PLX Technology, Inc.(a)*	6,900	74,520
PMC-Sierra, Inc.(a)*	51,000	427,890
QuickLogic Corp.*	10,100	32,926
Ramtron International Corp.*	10,700	30,923
REMEC, Inc.	4,693	7,978
RF Monolithics, Inc.(a)*	1,600	9,712
Richardson Electronics Ltd.	2,700	18,495
Rudolph Technologies, Inc.*	6,058	83,782
Sanmina-SCI Corp.*	110,100	233,412
Sigmatel, Inc.(a)*	9,000	23,400
Silicon Image, Inc.*	18,800	96,820
Silicon Laboratories, Inc.*	3,650	152,424
Skyworks Solutions, Inc.*	38,400	347,136
Sonic Solutions(a)*	6,000	62,820
Spectrum Control, Inc.*	2,800	40,572
Spire Corp.(a)*	1,100	15,268
Staktek Holdings, Inc.(a)*	20,500	70,520
Stoneridge, Inc.*	4,600	46,920
Supertex, Inc.(a)*	3,300	131,604
Syntax Brillian Corp.(a)*	20,475	83,333
Sypris Solutions, Inc.	4,000	34,400
Taser International, Inc.(a)*	14,900	233,781
Technitrol, Inc.	9,000	242,550
Tessera Technologies, Inc.*	11,500	431,250
TranSwitch Corp.(a)*	20,300	28,420
Tripath Technology, Inc.(a)*	2,700	11
TriQuint Semiconductor, Inc.*	33,400	163,994
Ultimate Electronics, Inc.(b)(c)*	1,600	0
Ultra Clean Holdings, Inc.(a)*	5,100	74,970
Ultratech Stepper, Inc.(a)*	5,600	77,616
Universal Display Corp.(a)*	8,000	141,760
Universal Electronics, Inc.*	3,100	100,750
UQM Technologies, Inc.(a)*	5,620	20,794
Vicon Industries, Inc.*	1,000	11,680
Vitesse Semiconductor Corp.(a)*	44,300	42,528
Wells-Gardner Electronics Corp.*	1,543	3,935
White Electronic Designs Corp.*	5,200	27,144
Wireless Xcessories Group, Inc.*	958	2,223
ZiLog, Inc.*	3,100	11,284
Zoran Corp.*	11,861	239,592
Zygo Corp.*	3,600	46,908
		16,667,878
Energy — 0.3%
Environmental Power Corp.(a)*	2,136	11,321
Evergreen Energy, Inc.(a)*	15,800	80,580
Evergreen Solar, Inc.(a)*	26,600	237,538
Pacific Ethanol, Inc.(a)*	8,100	77,922
Plug Power, Inc.(a)*	21,063	65,295
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	11,220
Syntroleum Corp.*	18,000	33,840
Teton Energy Corp.*	3,200	14,912
Verenium Corp.(a)*	15,100	79,728
Watts Industries, Inc., Class A(a)	7,500	230,250
		842,606
Environmental Services — 0.6%
Calgon Carbon Corp.(a)*	9,200	128,432
CECO Environmental Corp.*	5,200	79,456
Compagnie Generale de Geophysique-Veritas*	8,641	562,443
Flanders Corp.(a)*	5,500	25,135
Headwaters, Inc.(a)*	9,300	138,384
Met-Pro Corp.(a)	2,263	36,615
Mine Safety Appliances Co.(a)	8,300	391,013
Rollins, Inc.	15,700	419,033
		1,780,511
Facility Services — 0.1%
ABM Industries, Inc.	11,898	237,722

Financial Services — 2.6%
Advanta Corp., Class A	3,433	83,662
Advanta Corp., Class B	6,950	190,569
AmeriServ Financial, Inc.(a)*	4,400	14,652
Arrow Financial Corp.(a)	931	20,745
Asset Acceptance Capital Corp.(a)	7,400	85,840
ASTA Funding, Inc.(a)	2,600	99,632
Bankrate, Inc.(a)*	4,000	184,480
BFC Financial Corp.*	5,400	15,768
Cash America International, Inc.	7,400	278,240
Citizens Banking Corp.(a)	15,660	252,282
Citizens South Banking Corp.(a)	1,200	14,796
City Holding Co.	7,900	287,639
CoBiz, Inc.(a)	6,875	117,700
Cohen & Steers, Inc.(a)	11,600	429,548
CompuCredit Corp.(a)*	11,400	247,494
Consumer Portfolio Services, Inc.(a)*	10,500	59,535
Cowen Group, Inc.(a)*	2,900	40,078
Delta Financial Corp.(a)	6,000	29,460
Dollar Financial Corp.*	8,600	245,358
Empire Financial Holding Co.*	1,872	2,228
Encore Capital Group, Inc.(a)*	8,300	97,940
eSPEED, Inc., Class A(a)*	13,100	111,743
Federal Agricultural Mortgage Corp., Class C(a)	1,400	41,104
Financial Federal Corp.(a)	5,700	159,657
First Albany Cos., Inc.*	2,647	4,500
First Commonwealth Financial Corp.(a)	17,700	195,762
FirstCity Financial Corp.(a)*	2,100	20,769
Fremont General Corp.(a)	7,700	30,030
GAMCO Investors, Inc., Class A(a)	1,800	98,640
Greenhill & Co., Inc.(a)	6,800	415,140
Hercules Technology Growth Capital, Inc.(a)	7,044	93,474
HF Financial Corp.	110	1,760
IMPATH Bankruptcy Liquidating Trust, Class A(a)	1,700	2,133
Investment Technology Group, Inc.*	10,200	438,396
Irwin Financial Corp.(a)	6,200	68,324
Jackson Hewitt Tax Service, Inc.(a)	7,100	198,516
Knight Capital Group, Inc., Class A*	25,100	300,196
LaBranche & Co., Inc.(a)*	8,500	39,780
MarketAxess Holdings, Inc.(a)*	7,100	106,500
MCG Capital Corp.(a)	14,400	207,216
Merrill Lynch & Co., Inc.	1,416	100,909
MicroFinancial, Inc.	400	2,380
Nelnet, Inc., Class A(a)	9,000	164,160
Netbank, Inc.(a)*	1,700	116
Nexity Financial Corp.*	1,300	10,790
Ocwen Financial Corp.(a)*	20,100	189,543
optionsXpress Holdings, Inc.(a)	14,500	379,030
Patriot Capital Funding, Inc.(a)	4,471	59,777
Piper Jaffray Cos., Inc.*	3,100	166,160

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Portfolio Recovery Associates, Inc.(a)	3,000	159,210
PRG-Schultz International, Inc.(a)*	1,050	14,259
QC Holdings, Inc.(a)	4,300	62,135
Resource America, Inc.(a)	3,800	60,002
Sanders Morris Harris Group, Inc.(a)	7,700	78,155
Stifel Financial Corp.(a)*	3,565	206,200
Susquehanna Bancshares, Inc.(a)	12,500	251,250
SWS Group, Inc.(a)	5,901	104,389
The South Financial Group, Inc.(a)	17,500	397,950
Thomas Weisel Partners Group, Inc.(a)*	800	11,608
Track Data Corp.(a)*	1,200	3,036
United PanAm Financial Corp.(a)*	3,692	30,422
Virginia Financial Group, Inc.(a)	564	10,722
Westwood Holdings Group, Inc.(a)	258	8,852
World Acceptance Corp.(a)*	9,300	307,644
		8,109,985
Food & Beverages — 1.3%
American Italian Pasta Co., Class A(a)*	4,800	39,528
American States Water Co.(a)	3,550	138,450
Cal-Maine Foods, Inc.(a)	5,100	128,724
Caribou Coffee Co., Inc.(a)*	4,438	29,424
Chiquita Brands International, Inc.(a)*	10,600	167,798
Coffee Holding Co., Inc.(a)*	600	3,060
Cuisine Solutions, Inc.*	4,000	24,400
Diamond Foods, Inc.	3,800	78,508
Diedrich Coffee, Inc.(a)*	1,149	4,251
Farmer Brothers Co.(a)	3,200	79,616
Flowers Foods, Inc.	16,987	370,317
Green Mountian Coffee, Inc.(a)*	4,800	159,312
Hain Celestial Group, Inc.*	9,079	291,708
Imperial Sugar Co.(a)	1,200	31,356
Interstate Bakeries Corp.*	6,400	2,816
J & J Snack Foods Corp.	4,500	156,690
John B. Sanfilippo & Son, Inc.(a)*	2,650	21,650
Lance, Inc.	7,100	163,442
Lifeway Foods, Inc.(a)*	3,200	53,856
M&F Worldwide Corp.(a)*	4,500	225,855
Maui Land & Pineapple Co., Inc.(a)*	1,200	36,528
MGP Ingredients, Inc.(a)	3,400	34,918
Monterey Pasta Co.*	3,300	12,573
National Beverage Corp.(a)	10,920	92,602
Panera Bread Co., Class A*	4,300	175,440
Peet’s Coffee & Tea, Inc.(a)*	2,900	80,939
Performance Food Group Co.*	8,400	253,092
Pyramid Breweries, Inc.(a)*	1,600	4,360
Ralcorp Holdings, Inc.*	5,600	312,592
Reddy Ice Holdings, Inc.(a)	4,800	126,576
Redhook ALE Brewery, Inc.(a)*	1,056	6,621
Rocky Mountain Chocolate Factory, Inc.	1,260	21,685
Sanderson Farms, Inc.(a)	4,800	200,016
Scheid Vineyards, Inc., Class A*	20	740
Tasty Baking Co.	800	8,072
The Boston Beer Co., Inc., Class A*	2,400	116,784
Tootsie Roll Industries, Inc.(a)	8,000	212,240
Triarc Cos., Inc., Class A	6,300	77,427
Triarc Cos., Inc., Class B	14,654	183,322
		4,127,288
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	8,000	121,120
Caraustar Industries, Inc.(a)*	5,500	24,530
Chesapeake Corp.(a)	3,900	32,994
Deltic Timber Corp.(a)	2,900	165,068
P.H. Glatfelter Co.	8,400	124,656
Pope & Talbot, Inc.(a)*	6,000	1,680
Schweitzer-Mauduit International, Inc.	3,100	72,230
Universal Forest Products, Inc.(a)	4,200	125,580
Wausau-Mosinee Paper Corp.	11,200	124,880
		792,738
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	31,863
Stewart Enterprises, Inc., Class A(a)	20,200	153,924
		185,787
Health Care - Biotechnology — 3.1%
Affymetrix, Inc.(a)*	17,151	435,121
Alexion Pharmaceuticals, Inc.(a)*	8,200	534,230
AMAG Pharmaceuticals, Inc.(a)*	3,900	223,080
Anesiva, Inc.(a)*	6,327	36,317
Antigenics, Inc.(a)*	11,500	27,255
Applera Corp. - Celera Genomics Group.*	18,501	260,124
Arena Pharmaceuticals, Inc.(a)*	14,700	160,965
ArQule, Inc.(a)*	10,250	73,082
AtheroGenics, Inc.(a)*	11,917	19,782
AVANT Immunotherapeutics, Inc.*	7,100	3,976
Avigen, Inc.*	6,659	35,959
Barrier Therapeutics, Inc.*	7,000	42,280
BioCryst Pharmaceuticals, Inc.(a)*	9,500	68,590
BioMarin Pharmaceutical, Inc.(a)*	27,300	679,770
BioSante Pharmaceuticals, Inc.(a)*	6,696	38,703
BioSphere Medical, Inc.(a)*	4,000	19,080
Cambrex Corp.	6,400	69,696
Cell Genesys, Inc.*	17,500	66,850
CombiMatrix Corp.(a)*	502	2,761
Conceptus, Inc.(a)*	6,800	129,064
Cryolife, Inc.*	6,600	62,370
CuraGen Corp.(a)*	14,150	19,527
Curis, Inc.(a)*	9,600	9,408
CV Therapeutics, Inc.(a)*	14,200	127,516
CYTOGEN Corp.(a)*	6,500	5,135
Cytomedix, Inc.(a)*	5,100	20,145
Cytori Therapeutics, Inc.(a)*	5,200	31,200
Discovery Laboratories, Inc.(a)*	20,272	54,532
Dyadic International, Inc.(a)(c)*	4,800	23,026
Dyax Corp.(a)*	28,500	102,600
Emisphere Technologies, Inc.*	7,244	34,844
Encysive Pharmaceuticals, Inc.(a)*	13,000	19,630
EntreMed, Inc.(a)*	8,900	9,523
Enzo Biochem, Inc.(a)*	8,067	91,560
Enzon, Inc.(a)*	19,400	170,914
Exact Sciences Corp.*	6,143	20,825
Exelixis, Inc.*	23,200	245,688
Favrille, Inc.(a)*	7,761	23,671
Gene Logic, Inc.(a)*	5,200	6,188
Genitope Corp.(a)*	9,524	42,668
Genomic Health, Inc.(a)*	6,600	126,654
GenVec, Inc.(a)*	17,600	41,360
Geron Corp.(a)*	17,500	128,100
GTC Biotherapeutics, Inc.(a)*	3,000	3,060
GTx, Inc.(a)*	7,700	125,356
Hana Biosciences, Inc.(a)*	6,000	6,900
Harvard Bioscience, Inc.(a)*	7,281	32,764
Hemispherx Biopharma, Inc.(a)*	13,100	22,532
Idera Pharmaceuticals, Inc.*	5,100	44,880
IDM Pharma, Inc.(a)*	4,300	6,579
Immunomedics, Inc.(a)*	29,900	68,471
Incyte Corp.(a)*	25,500	182,325
Inhibitex, Inc.*	1,700	2,210
Inovio Biomedical Corp.(a)*	17,600	23,760
Integra LifeSciences Holdings(a)*	6,200	301,196

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
InterMune, Inc.(a)*	8,226	157,363
Introgen Therapeutics, Inc.(a)*	10,500	43,785
Isolagen, Inc.*	7,600	20,216
Keryx Biopharmaceuticals, Inc.(a)*	15,800	157,052
Kosan Biosciences, Inc.(a)*	9,300	46,593
Lexicon Genetics, Inc.*	18,400	63,664
LifeCell Corp.(a)*	7,800	293,046
Lipid Sciences, Inc.(a)*	4,200	5,082
Martek Biosciences Corp.(a)*	7,700	223,531
Matritech, Inc.*	3,100	341
Maxygen, Inc.(a)*	7,930	54,003
Medarex, Inc.(a)*	28,600	404,976
MicroIslet, Inc.(a)*	7,600	4,636
Micromet, Inc.(a)*	6,866	13,595
Momenta Pharmaceuticals, Inc.(a)*	5,500	62,645
Monogram Biosciences, Inc.(a)*	24,020	34,349
Myriad Genetics, Inc.(a)*	9,900	516,285
Nabi Biopharmaceuticals(a)*	28,400	115,304
Nanogen, Inc.(a)*	9,100	6,643
Neose Technologies, Inc.(a)*	11,959	18,417
Northfield Laboratories, Inc.(a)*	5,600	10,752
Novavax, Inc.(a)*	15,774	56,629
Nuvelo, Inc.(a)*	16,856	34,555
Orchid Cellmark, Inc.*	10,550	58,974
Oscient Pharmaceuticals Corp.(a)*	3,125	8,063
Progenics Pharmaceuticals, Inc.(a)*	6,500	143,715
QIAGEN N.V.*	9,259	179,717
Regeneration Technologies, Inc.*	6,600	70,752
Regeneron Pharmaceuticals, Inc.(a)*	21,900	389,820
RegeneRx Biopharmaceuticals, Inc.(a)*	10,200	16,830
Repligen Corp.(a)*	6,700	28,810
Sangamo BioSciences, Inc.(a)*	9,550	134,750
Savient Pharmaceuticals, Inc.(a)*	12,400	180,420
Seattle Genetics, Inc.(a)*	16,005	179,896
Sequenom, Inc.(a)*	13,133	94,426
StemCells, Inc.(a)*	17,100	36,081
Strategic Diagnostics, Inc.*	4,150	21,165
Telik, Inc.(a)*	15,600	45,396
Tercica, Inc.(a)*	11,500	71,300
The Medicines Co.(a)*	12,600	224,406
Third Wave Technologies, Inc.*	10,226	88,250
Threshold Pharmaceuticals, Inc.(a)*	13,800	12,282
Titan Pharmaceuticals, Inc.(a)*	8,200	17,384
Torreypines Therapeutics, Inc.(a)*	2,500	15,100
Trimeris, Inc.*	10,097	78,555
Vanda Pharmaceuticals, Inc.(a)*	3,300	45,903
Vermillion, Inc.(a)*	2,600	2,600
ViaCell, Inc.(a)*	9,367	44,212
Vical, Inc.(a)*	9,000	44,010
		9,740,081
Health Care - Drugs — 3.1%
Acadia Pharmaceuticals, Inc.(a)*	8,300	124,915
Accelrys, Inc.*	6,400	43,840
Acusphere, Inc.(a)*	7,700	11,550
Adams Respiratory Therapeutics, Inc.(a)*	8,200	316,028
Adolor Corp.(a)*	9,456	32,340
Advanced Life Sciences Holdings, Inc.(a)*	14,000	25,060
ADVENTRX Pharmaceuticals, Inc.(a)*	21,524	55,317
Alkermes, Inc.*	25,400	467,360
Allion Healthcare, Inc.*	3,600	25,272
Allos Therapeutics, Inc.(a)*	20,200	95,950
Alpharma, Inc., Class A*	10,400	222,144
Anika Therapeutics, Inc.*	2,000	41,620
AP Pharma, Inc.(a)*	425	850
Ardea Biosciences, Inc.*	700	6,300
ARIAD Pharmaceuticals, Inc.(a)*	15,950	73,848
Array BioPharma, Inc.(a)*	15,600	175,188
Auxilium Pharmaceuticals, Inc.(a)*	9,600	202,368
AVANIR Pharmaceuticals(a)*	13,075	27,981
AXM Pharma, Inc.(a)*	1,300	195
Bradley Pharmaceuticals, Inc., Class A(a)*	3,400	61,880
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	117,425
Cellegy Pharmaceuticals, Inc.*	2,400	134
CollaGenex Pharmaceuticals, Inc.(a)*	5,100	45,798
Combinatorx, Inc.(a)*	6,581	40,671
Corcept Therapeutics, Inc.(a)*	4,500	22,050
Cortex Pharmaceuticals, Inc.(a)*	8,800	14,696
Critical Therapeutics, Inc.(a)*	9,500	17,100
Cubist Pharmaceuticals, Inc.(a)*	13,200	278,916
Dendreon Corp.(a)*	20,300	156,107
DOV Pharmaceutical, Inc.*	4,300	1,075
Durect Corp.(a)*	17,400	95,352
DUSA Pharmaceuticals, Inc.(a)*	4,150	9,047
Dynavax Technologies Corp.(a)*	9,900	42,471
Elite Pharmaceuticals, Inc., Class A(a)*	4,800	11,040
Hi-Tech Pharmacal Co., Inc.(a)*	2,378	28,227
Icagen, Inc.*	300	594
Immtech International, Inc.(a)*	3,000	24,600
ImmunoGen, Inc.(a)*	13,662	63,528
Impax Laboratories, Inc.(a)*	10,500	122,745
Indevus Pharmaceuticals, Inc.(a)*	25,506	176,246
Infinity Pharmaceuticals, Inc.(a)*	3,850	34,881
Inspire Pharmaceuticals, Inc.(a)*	10,750	57,728
Integrated Biopharma, Inc.(a)*	2,200	8,668
Interpharm Holdings, Inc.(a)*	2,000	2,640
Isis Pharmaceuticals, Inc.(a)*	19,300	288,921
Ista Pharmaceuticals, Inc.(a)*	10,950	75,555
Javelin Pharmaceuticals, Inc.(a)*	11,000	55,220
K-V Pharmaceutical Co., Class A(a)*	8,500	243,100
K-V Pharmaceutical Co., Class B*	700	20,055
Lannett Co., Inc.(a)*	4,650	22,320
Ligand Pharmaceuticals, Inc., Class B(a)	13,300	71,022
MannKind Corp.(a)*	10,956	106,054
Medicis Pharmaceutical Corp., Class A(a)	13,500	411,885
Memory Pharmaceuticals, Corp.(a)*	16,500	29,370
Metabasis Therapeutics, Inc.(a)*	8,450	24,674
MiddleBrook Pharmaceuticals, Inc.(a)*	10,473	25,030
NeoPharm, Inc.(a)*	6,399	6,335
Neurocrine Biosciences, Inc.(a)*	14,500	145,000
Neurogen Corp.(a)*	10,050	44,622
NitroMed, Inc.(a)*	8,700	15,486
NPS Pharmaceuticals, Inc.(a)*	14,327	82,380
Omega Protein Corp.*	5,097	46,128
Onyx Pharmaceuticals, Inc.(a)*	13,000	565,760
OSI Pharmaceuticals, Inc.*	11,400	387,486
OXiGENE, Inc.(a)*	6,800	23,868
Pain Therapeutics, Inc.*	19,800	185,130
Panacos Pharmaceuticals, Inc.(a)*	15,800	25,280
Par Pharmaceutical Cos., Inc.*	7,900	146,624
Penwest Pharmaceuticals Co.*	4,800	52,848
PetMed Express, Inc.(a)*	8,500	119,085
Pharmacopeia Drug Discovery, Inc.*	1,800	10,296
Pharmacyclics, Inc.(a)*	4,400	10,120
PharMerica Corp.(a)*	3,440	51,325
Pharmion Corp.*	8,900	410,646
POZEN, Inc.(a)*	10,900	120,554
Renovis, Inc.*	8,062	31,119
Repros Therapeutics, Inc.(a)*	2,800	32,200

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Rigel Pharmaceuticals, Inc.(a)*	7,450	70,253
Salix Pharmaceuticals Ltd.(a)*	11,000	136,620
Santarus, Inc.(a)*	16,400	43,460
SciClone Pharmaceuticals, Inc.(a)*	15,200	29,792
Sciele Pharma, Inc.*	15,300	398,106
SCOLR Pharma, Inc.(a)*	4,800	12,144
Somaxon Pharmaceuticals, Inc.*	3,500	35,595
Spectrum Pharmaceuticals, Inc.(a)*	12,000	50,640
Star Scientific, Inc.(a)*	20,050	20,251
Sunesis Pharmaceuticals, Inc.*	1,479	3,402
Super-Gen, Inc.(a)*	17,300	75,082
The Quigley Corp.(a)*	2,100	8,652
United Therapeutics Corp.*	5,000	332,700
Valeant Pharmaceuticals International*	21,900	339,012
VaxGen, Inc.*	3,300	4,686
ViroPharma, Inc.(a)*	25,800	229,620
VIVUS, Inc.(a)*	14,000	69,440
Xenoport, Inc.(a)*	5,200	244,660
Zymogenetics, Inc.(a)*	32,100	418,905
		9,790,263
Health Care - Products — 4.6%
Abaxis, Inc.(a)*	5,400	121,230
ABIOMED, Inc.(a)*	8,100	100,683
Akorn, Inc.(a)*	17,300	129,577
Aksys Ltd.(a)*	6,045	60
Align Technology, Inc.(a)*	17,000	430,610
Alnylam Pharmaceuticals, Inc.(a)*	8,900	291,653
American Medical Systems Holdings, Inc.(a)*	18,000	305,100
AMICAS, Inc.(a)*	14,050	41,307
Arcadia Resources, Inc.(a)*	21,800	18,094
Arrhythmia Research Technology, Inc.*	200	2,140
Arrow International, Inc.	9,889	449,851
ArthroCare Corp.(a)*	6,900	385,641
Aspect Medical Systems, Inc.(a)*	5,400	73,278
AtriCure, Inc.(a)*	2,740	29,154
ATS Medical, Inc.(a)*	6,700	12,127
AVI BioPharma, Inc.(a)*	12,900	32,895
Bentley Pharmaceuticals, Inc.(a)*	4,900	61,152
BioLase Technology, Inc.(a)*	5,500	37,620
BSD Medical Corp.(a)*	5,064	31,144
Caliper Life Sciences, Inc.(a)*	11,721	67,279
Candela Corp.*	11,000	93,390
Cantel Medical Corp.*	3,950	61,660
Cardiac Science Corp.*	8,096	81,608
CardioDynamics International Corp.*	6,000	3,120
CardioTech International, Inc.(a)*	3,700	5,180
Cerus Corp.(a)*	8,900	77,697
Clinical Data, Inc.*	3,449	139,650
Coley Pharmaceutical Group, Inc.*	812	2,550
Columbia Laboratories, Inc.(a)*	12,900	33,411
CONMED Corp.*	7,150	200,128
Criticare Systems, Inc.*	3,073	9,065
CryoCor, Inc.*	2,100	8,883
Cyberonics, Inc.(a)*	5,700	79,458
Cyclacel Pharmaceuticals, Inc.(a)*	5,100	28,407
Cynosure, Inc., Class A(a)*	1,100	40,590
Cypress Bioscience, Inc.(a)*	9,300	127,317
Datascope Corp.	3,400	114,954
DepoMed, Inc.*	17,600	36,080
DexCom, Inc.*	6,250	62,438
Digirad Corp.(a)*	4,642	14,994
Digital Angel Corp.(a)*	8,800	11,440
DJ Orthopedics, Inc.(a)*	4,800	235,680
E-Z-EM, Inc.*	4,400	71,632
Eclipsys Corp.(a)*	6,300	146,916
Endocare, Inc.*	666	5,661
Endologix, Inc.(a)*	21,000	82,740
Epicept Corp.(a)*	673	1,238
EPIX Pharmaceuticals, Inc.(a)*	7,466	30,312
Exactech, Inc.*	2,535	40,687
Haemonetics Corp.*	6,100	301,462
Halozyme Therapeutics, Inc.(a)*	18,300	159,027
Hanger Orthopedic Group, Inc.*	5,400	61,182
HealthTronics, Inc.*	10,997	56,085
HemoSense, Inc.(a)*	2,900	43,442
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	10,835
Human Genome Sciences, Inc.(a)*	29,200	300,468
I Trax, Inc.(a)*	9,780	37,164
I-Flow Corp.(a)*	5,597	104,048
ICU Medical, Inc.(a)*	2,950	114,312
Immucor, Inc.*	13,402	479,121
Immunicon Corp.(a)*	5,800	6,728
Implant Sciences Corp.(a)*	2,000	3,760
Insmed, Inc.(a)*	10,300	7,014
Integramed America, Inc.*	2,687	33,184
Interleukin Genetics, Inc.(a)*	4,500	5,400
Invacare Corp.	7,100	165,998
Inverness Medical Innovations, Inc.*	221	12,226
IVAX Diagnostics, Inc.*	3,700	2,294
Kensey Nash Corp.(a)*	2,900	75,719
La Jolla Pharmaceutical Co.(a)*	9,500	42,085
Landauer, Inc.	1,300	66,248
Langer, Inc.*	1,700	8,500
Lifecore Biomedical, Inc.*	2,800	36,120
Luminex Corp.(a)*	8,700	131,196
Mannatech, nc.(a)	6,100	49,410
Matrixx Initiatives, Inc.(a)*	2,400	47,424
Medical Action Industries, Inc.*	3,850	91,091
Medtox Scientific, Inc.*	3,700	75,665
Memry Corp.*	14,200	24,850
Mentor Corp.(a)	8,100	373,005
Meridian Bioscience, Inc.	9,550	289,556
Merit Medical Systems, Inc.*	5,744	74,557
MGI Pharma, Inc.*	18,326	509,096
Microtek Medical Holdings, Inc.*	9,600	59,328
Micrus Endovascular Corp.(a)*	3,700	67,599
Milestone Scientific, Inc.(a)*	500	900
Minrad International, Inc.(a)*	18,800	90,052
Misonix, Inc.(a)*	2,200	11,880
MTS Medication Technologies, Inc.*	1,300	15,795
Nastech Pharmaceutical Co., Inc.(a)*	6,100	81,191
Natrol, Inc.*	2,600	7,800
Natus Medical, Inc.(a)*	4,600	73,324
Nektar Therapeutics(a)*	28,900	255,187
NMT Medical, Inc.*	3,100	24,707
North American Scientific, Inc.(a)*	2,600	1,456
Noven Pharmaceuticals, Inc.*	5,700	90,801
Nutraceutical International Corp.*	2,300	34,983
NuVasive, Inc.*	8,300	298,219
NxStage Medical, Inc.(a)*	6,900	99,981
OraSure Technologies, Inc.(a)*	11,100	111,555
OrthoLogic Corp.(a)*	7,200	10,152
Osteotech, Inc.*	4,200	31,584
Palatin Technologies, Inc.(a)*	14,200	5,680
Palomar Medical Technologies, Inc.(a)*	8,400	239,316
Perrigo Co.	20,400	435,540
PhotoMedex, Inc.(a)*	9,200	9,660
PolyMedica Corp.	4,900	257,348

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Possis Medical, Inc.*	3,800	51,490
PSS World Medical, Inc.(a)*	25,900	495,467
QuadraMed Corp.(a)*	10,000	28,700
Quidel Corp.*	17,200	336,432
Retractable Technologies, Inc.*	2,700	5,130
SeraCare Life Sciences, Inc.(a)*	3,373	19,395
Sirona Dental Systems, Inc.(a)*	2,900	103,443
Somanetics Corp.*	3,200	59,584
Sonic Innovations, Inc.(a)*	5,560	50,985
SONUS Pharmaceuticals, Inc.(a)*	3,800	2,356
SRI/Surgical Express, Inc.*	1,100	7,051
STAAR Surgical Co.*	5,280	15,840
Stereotaxis, Inc.(a)*	8,100	111,699
Synovis Life Technologies, Inc.*	2,884	62,208
The Spectranetics Corp.(a)*	8,500	114,580
Theragenics Corp.*	7,500	33,675
Thoratec Corp.(a)*	21,102	436,600
Urologix, Inc.(a)*	2,600	4,836
Uroplasty, Inc.(a)*	2,400	10,368
USANA Health Sciences, Inc.(a)*	3,400	148,750
Vascular Solutions, Inc.(a)*	3,500	27,930
Ventana Medical Systems, Inc.*	7,200	618,552
Vital Signs, Inc.	2,900	151,206
West Pharmaceutical Services, Inc.(a)	8,900	370,774
Wright Medical Group, Inc.*	8,500	227,970
Zila, Inc.(a)*	9,200	10,672
Zoll Medical Corp.*	4,900	127,008
		14,212,492
Health Care - Services — 3.3%
Air Methods Corp.(a)*	3,000	138,600
Albany Molecular Research, Inc.*	8,000	120,800
Alliance Imaging, Inc.(a)*	12,600	114,156
Allied Healthcare International, Inc.(a)*	14,550	34,775
Allscripts Heathcare Solutions, Inc.(a)*	16,300	440,589
Amedisys, Inc.*	5,666	217,688
America Service Group, Inc.*	2,000	22,700
American Dental Partners, Inc.*	2,840	79,548
AMERIGROUP Corp.*	12,700	437,896
AmSurg Corp.*	7,750	178,792
Angelica Corp.	2,000	39,420
Apria Healthcare Group, Inc.*	10,000	260,100
Avalon Pharmaceuticals, Inc.(a)*	3,700	21,090
Bio-Imaging Technologies, Inc.*	2,000	14,240
Bio-Reference Laboratories, Inc.(a)*	3,300	111,408
BioScrip, Inc.*	9,680	62,146
Capital Senior Living Corp.*	6,300	53,046
Cell Therapeutics, Inc.(a)*	9,300	34,224
Centene Corp.*	10,900	234,459
Dynacq Healthcare, Inc.*	1,300	7,670
Exponent, Inc.*	3,400	85,306
Five Star Quality Care, Inc.(a)*	16,000	131,520
Genta, Inc.(a)*	5,899	7,905
Gentiva Health Services, Inc.*	6,500	124,865
HealthExtras, Inc.(a)*	11,800	328,394
HEALTHSOUTH Corp.(a)*	18,900	330,939
Healthspring, Inc.*	5,500	107,250
Healthways, Inc.(a)*	8,100	437,157
HMS Holdings Corp.(a)*	5,100	125,511
Hooper Holmes, Inc.*	16,300	38,468
Kendle International, Inc.*	3,300	137,049
Kindred Healthcare, Inc.*	9,400	168,354
LCA-Vision, Inc.(a)	4,100	120,499
LHC Group, Inc.(a)*	3,800	81,586
Magellan Health Services, Inc.*	11,300	458,554
Matria Healthcare, Inc.(a)*	9,893	258,801
MedCath Corp.*	5,100	140,046
Medical Staffing Network Holdings, Inc.(a)*	6,300	32,256
MedQuist, Inc.*	4,200	49,350
Metropolitan Health Networks, Inc.(a)*	10,500	24,255
Molina Healthcare, Inc.(a)*	6,500	235,755
National Healthcare Corp.(a)	3,000	154,170
National Medical Health Card Systems, Inc.(a)*	907	8,680
NovaMed Eyecare, Inc.(a)*	5,800	25,230
OCA, Inc.(b)(c)*	8,100	81
Odyssey Healthcare, Inc.*	8,050	77,360
PainCare Holdings, Inc.(a)*	9,300	1,767
PAREXEL International Corp.*	10,800	445,716
Pharmanet Development Group, Inc.*	4,450	129,183
Prospect Medical Holdings, Inc.*	1,000	5,280
Psychemedics Corp.	400	6,940
Psychiatric Solutions, Inc.*	11,400	447,792
Quality Systems, Inc.(a)	13,000	476,190
Radiation Therapy Services, Inc.(a)*	5,100	106,182
RadNet, Inc.*	1,750	15,330
RehabCare Group, Inc.*	4,200	73,878
Res-Care, Inc.*	6,900	157,596
Sierra Health Services, Inc.*	7,600	320,644
STERIS Corp.	14,900	407,217
Sun Healthcare Group, Inc.(a)*	9,400	157,074
Sunrise Assisted Living, Inc.(a)*	12,100	427,977
The Advisory Board Co.(a)*	3,900	228,033
The TriZetto Group, Inc.*	20,000	350,200
U.S. Physical Therapy, Inc.*	2,750	40,700
VistaCare, Inc., Class A(a)*	5,000	32,700
		10,143,087
Household Appliances & Home Furnishings — 0.1%
American Woodmark Corp.(a)	3,800	94,202
Kimball International, Inc., Class B(a)	4,900	55,762
Stanley Furniture Co., Inc.(a)	2,801	45,516
Tempur-Pedic International, Inc.(a)	7,900	282,425
		477,905
Household Products — 0.2%
Bassett Furniture Industries, Inc.(a)	1,500	15,570
Craftmade International, Inc.(a)	400	4,700
Enesco Group, Inc.*	1,500	9
Ethan Allen Interiors, Inc.(a)	7,600	248,444
Furniture Brands International, Inc.(a)	11,300	114,582
Libbey, Inc.(a)	3,650	63,948
Lifetime Brands, Inc.(a)	3,200	64,928
Quaker Fabric Corp.(a)*	2,400	48
Restoration Hardware, Inc.(a)*	10,557	34,732
Salton, Inc.(a)*	2,900	638
		547,599
Instruments - Scientific — 1.0%
Angiodynamics, Inc.(a)*	5,763	108,633
Bovie Medical Corp.(a)*	3,000	20,970
Bruker BioSciences Corp.*	25,311	222,737
Cepheid, Inc.*	13,800	314,640
Cutera, Inc.(a)*	2,800	73,388
ev3, Inc.(a)*	13,959	229,207
FEI Co.(a)*	9,400	295,442
Greatbatch, Inc.(a)*	5,400	143,586
Iridex Corp.*	1,000	4,280
IRIS International, Inc.*	5,700	109,440
Kyphon, Inc.*	9,300	651,000

	SHARES	VALUE
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Microvision, Inc.*	13,630	63,107
Neogen Corp.(a)*	3,299	78,252
Neurometrix, Inc.(a)*	2,747	23,981
Occulogix, Inc.(a)*	2,300	1,380
OYO Geospace Corp.(a)*	1,000	92,710
RAE Systems, Inc.(a)*	14,200	47,002
Signalife, Inc.(a)*	6,600	11,220
SurModics, Inc.(a)*	3,700	181,337
Symmetry Medical, Inc.(a)*	11,100	185,370
Vital Images, Inc.(a)*	3,400	66,368
X-Rite, Inc.(a)*	6,700	96,748
		3,020,798
Insurance — 2.5%
21st Century Holding Co.(a)	1,000	14,200
Affirmative Insurance Holdings, Inc.	3,262	37,480
Alfa Corp.(a)	18,495	336,239
AmCOMP, Inc.*	3,700	34,928
American Equity Investment Life Holding Co.(a)	24,200	257,730
American Physicians Capital, Inc.	1,950	75,972
Amerisafe, Inc.*	3,800	62,852
Argo Group International Holdings, Ltd.*	4,020	174,910
Baldwin & Lyons, Inc., Class B(a)	1,300	35,503
Brooke Corp.(a)	2,900	28,681
Citizens, Inc., Class A(a)*	10,658	81,534
CNA Surety Corp.*	10,600	186,878
Crawford & Co., Class A*	800	4,416
Crawford & Co., Class B(a)*	1,300	8,268
Delphi Financial Group, Inc., Class S	7,125	287,992
Donegal Group, Inc., Class A	4,648	75,205
EMC Insurance Group, Inc.	3,800	98,762
FBL Financial Group, Inc., Class A	6,700	264,583
Financial Industries Corp.*	900	5,220
First Acceptance Corp.(a)*	18,600	93,930
FPIC Insurance Group, Inc.*	1,400	60,270
Great American Financial Resources, Inc.(a)	10,000	245,200
Hallmark Financial Services, Inc.*	4,600	64,630
Harleysville Group, Inc.	6,800	217,464
Hilb, Rogal & Hamilton Co.	8,800	381,304
Horace Mann Educators Corp.	10,400	204,984
Independence Holding Co.(a)	3,200	65,216
Infinity Property & Casualty Corp.	4,300	172,946
James River Group, Inc.(a)	2,200	71,280
KMG America Corp.*	4,550	26,936
LandAmerica Financial Group, Inc.(a)	3,900	152,022
Meadowbrook Insurance Group, Inc.*	8,300	74,783
Mercer Insurance Group, Inc.	1,100	19,459
National Interstate Corp.(a)	4,200	129,318
NYMAGIC, Inc.	1,100	30,591
Penn Treaty American Corp.(a)*	5,550	32,412
PMA Capital Corp., Class A(a)*	6,100	57,950
Presidential Life Corp.	5,600	94,976
ProAssurance Corp.*	8,000	430,960
ProCentury Corp.	2,400	35,112
RLI Corp.	5,800	328,976
RTW, Inc.(a)*	650	7,846
Safety Insurance Group, Inc.	3,900	140,166
SCPIE Holdings, Inc.*	300	6,675
Seabright Insurance Holdings*	8,600	146,802
Selective Insurance Group, Inc.	13,800	293,664
State Auto Financial Corp.	9,900	289,575
Stewart Information Services Corp.	2,900	99,383
The Commerce Group, Inc.(a)	2,800	82,516
The Midland Co.	600	32,976
The Navigators Group, Inc.*	3,600	195,300
The Phoenix Companies, Inc.	18,100	255,391
Tower Group, Inc.	4,700	123,046
Triad Guaranty, Inc.(a)*	2,200	41,734
Unico American Corp.*	1,700	19,635
United America Indemnity Ltd.*	1,396	30,028
United Fire & Casualty Co.	6,100	238,449
Universal American Financial Corp.(a)*	11,700	266,877
Vesta Insurance Group, Inc.*	6,900	8
Zenith National Insurance Corp.	9,650	433,188
		7,765,331
Internet Services — 2.7%
1-800-FLOWERS.COM, Inc., Class A(a)*	5,700	66,063
Access Integrated Technologies, Inc., Class A(a)*	5,800	32,480
ActivIdentity Corp.*	10,500	54,390
Alloy, Inc.*	2,325	21,832
Answerthink, Inc.*	10,800	35,532
Aptimus, Inc.*	500	3,060
Arbinet-thexchange, Inc.(a)*	5,700	34,200
Ariba, Inc.(a)*	18,950	204,281
Audible, Inc.(a)*	6,700	87,100
Authorize.Net Holdings, Inc.*	6,400	112,832
Autobytel, Inc.(a)*	16,450	53,627
Blue Coat Systems, Inc.(a)*	3,200	252,032
BroadVision, Inc.(a)*	20,617	45,357
CACI International, Inc., Class A(a)*	7,400	378,066
Chordiant Software, Inc.*	12,417	172,100
CMGI, Inc.	116,900	158,984
CNET Networks, Inc.(a)*	37,900	282,355
Cogent Communications Group, Inc.*	12,000	280,080
CyberSource Corp.(a)*	8,900	104,041
DealerTrack Holdings, Inc.*	8,700	364,356
Digital River, Inc.(a)*	6,100	272,975
Drugstore.com, Inc.(a)*	23,024	74,598
EarthLink, Inc.*	30,400	240,768
Entrust Technologies, Inc.*	15,450	32,909
GSI Commerce, Inc.*	10,700	284,620
Harris Interactive, Inc.*	19,600	84,476
HealthStream, Inc.(a)*	5,236	15,446
Hollywood Media Corp.(a)*	15,000	52,950
I-many, Inc.(a)*	11,900	34,272
i2 Technologies, Inc.(a)*	3,900	59,475
iGATE Capital Corp.*	12,735	109,139
Imergent, Inc.(a)	2,700	60,561
Internap Network Services Corp.(a)*	11,700	165,789
Internet Capital Group, Inc.*	8,600	103,200
j2 Global Communications, Inc.*	11,400	373,122
Jupitermedia Corp.(a)*	7,800	49,374
Keynote Systems, Inc.*	4,550	62,471
Lionbridge Technologies, Inc.(a)*	13,900	55,461
Looksmart Ltd.(a)*	5,300	14,999
MIVA, Inc.(a)*	7,600	35,872
Move, Inc.*	70,000	193,200
Napster, Inc.(a)*	100	327
Netflix, Inc.(a)*	14,400	298,368
Network Engines, Inc.(a)*	8,200	14,760
NIC, Inc.(a)	15,000	104,100
Onvia, Inc.(a)*	1,000	8,790
Overstock.com, Inc.(a)*	5,100	146,880
PC-Tel, Inc.*	4,700	35,673
Perficient, Inc.(a)*	7,000	153,090
Real Networks, Inc.(a)*	33,100	224,418
RightNow Technologies, Inc.(a)*	15,000	241,350

	SHARES	VALUE
COMMON STOCKS (Continued)
Internet Services (Continued)
S1 Corp.*	19,500	176,475
Selectica, Inc.*	3,600	6,300
SmartPros Ltd.*	1,000	5,910
SonicWALL, Inc.*	22,100	192,933
SourceForge, Inc.(a)*	14,500	35,525
Stamps.com, Inc.(a)*	4,650	55,660
The Knot, Inc.(a)*	6,900	146,694
TheStreet.com, Inc.(a)	6,600	79,926
Think Partnership, Inc.(a)*	30,600	45,900
Travelzoo, Inc.(a)*	3,100	71,145
Tumbleweed Communications Corp.(a)*	21,900	47,085
United Online, Inc.	31,650	475,066
Varsity Group, Inc.*	3,000	3,240
Vignette, Corp.*	6,010	120,621
Vocus, Inc.*	5,900	172,516
Web.com, Inc.*	3,000	21,450
Websense, Inc.(a)*	10,800	213,084
Website Pros, Inc.*	3,800	39,748
Xanadoo Co.*	10	2,185
Zix Corp.(a)*	5,500	10,560
		8,268,224
Leisure — 1.6%
Aldila, Inc.	1,000	16,530
Ambassadors Group, Inc.	4,000	152,400
Ameristar Casinos, Inc.	13,100	368,110
Bally Technologies, Inc.*	13,500	478,305
Bally Total Fitness Holding Corp.(a)*	8,700	3,001
Bluegreen Corp.(a)*	7,100	55,025
Carmike Cinemas, Inc.(a)	2,800	51,436
Churchill Downs, Inc.	3,300	164,868
Dover Downs Gaming & Entertainment, Inc.(a)	3,800	39,482
Dover Motorsports, Inc.(a)	3,600	23,292
Elixir Gaming Technologies, Inc.(a)*	8,449	36,838
Escala Group, Inc.*	6,900	13,248
Escalade, Inc.	1,950	19,285
Full House Resorts, Inc.*	4,300	13,717
GameTech International, Inc.(a)*	2,100	16,359
Gaming Partners International Corp.(a)	1,300	12,025
Gaylord Entertainment Co.*	4,322	230,017
Great Wolf Resorts, Inc.(a)*	6,700	82,812
ILX Resorts, Inc.	900	8,685
Interstate Hotels & Resorts, Inc.*	7,500	34,125
Isle of Capri Casinos, Inc.(a)*	7,600	147,820
Johnson Outdoors, Inc., Class A	1,000	21,700
Lakes Entertainment, Inc.(a)*	4,300	40,979
Life Time Fitness, Inc.(a)*	6,700	410,978
Magna Entertainment Corp., Class A(a)	2,000	4,540
Marine Products Corp.(a)	8,400	71,232
Monarch Casino & Resort, Inc.*	4,000	113,800
Morgans Hotel Group*	8,300	180,525
MTR Gaming Group, Inc.(a)*	6,300	60,039
Multimedia Games, Inc.(a)*	6,400	54,528
Nevada Gold & Casinos, Inc.*	2,000	3,000
Pinnacle Entertainment, Inc.*	13,399	364,855
PokerTek, Inc.(a)*	1,700	16,405
Progressive Gaming International Corp.(a)*	8,400	42,000
Red Lion Hotels Corp.*	4,200	43,260
Shuffle Master, Inc.(a)*	8,462	126,507
Silverleaf Resorts, Inc.*	7,000	37,030
Six Flags, Inc.(a)*	21,800	75,428
Speedway Motorsports, Inc.(a)	10,100	373,700
The Marcus Corp.(a)	4,500	86,400
Topps Co., Inc.	8,000	77,520
Trump Entertainment Resorts, Inc.(a)*	6,155	39,700
Vail Resorts, Inc.(a)*	7,600	473,404
VCG Holding Corp.*	3,700	32,005
WMS Industries, Inc.(a)*	11,350	375,685
		5,092,600
Machinery — 2.1%
Alamo Group, Inc.	2,000	49,180
Albany International Corp., Class A(a)	6,300	236,187
Applied Industrial Technologies, Inc.	8,925	275,158
Astec Industries, Inc.*	5,000	287,250
Baldor Electric Co.(a)	10,600	423,470
Baldwin Technology Co.*	2,900	14,529
CARBO Ceramics, Inc.(a)	5,350	271,405
Cascade Corp.(a)	2,800	182,476
Cherokee International Corp.(a)*	4,600	15,594
Columbus McKinnon Corp.*	3,900	97,071
Dril-Quip, Inc.*	9,700	478,695
Flotek Industries, Inc.(a)*	4,400	194,260
Flow International Corp.(a)*	8,000	70,560
FSI International, Inc.*	6,300	14,679
Gardner Denver, Inc.*	4,000	156,000
Gehl Co.(a)*	2,400	53,592
Gerber Scientific, Inc.*	5,000	54,250
Global Power Equipment Group, Inc.(a)*	11,450	27,365
Gulf Islands Fabrication, Inc.	2,600	99,814
Hardinge, Inc.(a)	2,400	83,592
Intevac, Inc.(a)*	6,783	103,102
Kadant, Inc.*	3,400	95,200
Key Technology, Inc.*	1,200	36,120
Kulicke and Soffa Industries, Inc.*	13,200	111,936
Lindsay Manufacturing Co.(a)	2,500	109,450
Lufkin Industries, Inc.	3,100	170,562
Milacron, Inc.(a)*	798	5,682
Powell Industries, Inc.(a)*	2,300	87,147
Presstek, Inc.(a)*	8,800	55,176
Regal-Beloit Corp.	7,200	344,808
Robbins & Myers, Inc.	8,300	475,507
Rofin-Sinar Technologies, Inc.*	3,600	252,756
SatCon Technology Corp.(a)*	6,900	7,866
Sauer-Danfoss, Inc.(a)	11,100	296,148
Semitool, Inc.(a)*	6,400	62,080
Tecumseh Products Co., Class A(a)*	2,100	40,425
Tennant Co.	4,500	219,150
The Middleby Corp.(a)*	4,000	258,160
TurboChef Technologies, Inc.*	7,000	92,400
Twin Disc, Inc.	1,100	64,020
Veri-Tek International Corp.*	1,300	9,308
Woodward Governor Co.	7,500	468,000
		6,450,130
Manufacturing — 1.7%
Amtech Systems, Inc.*	1,200	15,408
Ballantyne of Omaha, Inc.(a)*	3,464	20,472
Blount International, Inc.*	11,800	134,048
Bolt Technology Corp.(a)*	1,000	32,660
Briggs & Stratton Corp.(a)	11,900	299,642
Charles & Colvard Ltd.(a)	4,337	17,478
CLARCOR, Inc.(a)	12,300	420,783
Cognex Corp.	10,000	177,600
Core Molding Technologies, Inc.*	2,200	16,852
Cycle Country Accessories Corp.*	1,000	1,620
EFJ, Inc.(a)*	8,900	51,620
Encore Wire Corp.(a)	5,400	135,702
Fedders Corp.(a)*	6,600	304
Friedman Industries	700	6,195

	SHARES	VALUE
COMMON STOCKS (Continued)
Manufacturing (Continued)
Hawk Corp., Class A*	2,172	30,126
iRobot Corp.(a)*	5,000	99,400
JAKKS Pacific, Inc.(a)*	6,500	173,615
Lakeland Industries, Inc.(a)*	440	5,262
Lennox International, Inc.	9,300	314,340
LSB Industries, Inc.(a)*	4,300	101,695
MFRI, Inc.(a)*	1,000	17,840
Nanophase Technologies Corp.(a)*	4,200	27,930
Nordson Corp.	8,100	406,701
Polaris Industries, Inc.(a)	7,900	344,598
Portec Rail Products, Inc.	2,000	23,320
Quanex Corp.(a)	8,125	381,712
Quixote Corp.	1,900	37,620
RBC Bearings, Inc.*	4,700	180,245
SL Industries, Inc.*	986	22,471
Smith & Wesson Holding Corp.(a)*	8,700	166,083
SonoSite, Inc.(a)*	3,400	103,768
Steinway Musical Instruments, Inc.	1,900	56,278
Sun Hydraulics Corp.(a)	4,200	133,560
Superior Essex, Inc.*	4,284	159,708
The Gorman-Rupp Co.(a)	2,500	82,900
TTM Technologies, Inc.*	21,600	249,912
Varian, Inc.*	7,400	470,714
Wabtec Corp.	11,700	438,282
		5,358,464
Metals & Mining — 2.1%
A.M. Castle & Co.	5,600	182,560
Alpha Natural Resources, Inc.(a)*	15,730	365,408
AMCOL International Corp.(a)	6,900	228,321
Brush Engineered Materials, Inc.(a)*	5,600	290,584
Century Aluminum Co.*	9,600	505,440
CIRCOR International, Inc.	3,400	154,394
Coeur d’Alene Mines Corp.(a)*	64,800	245,592
Compass Minerals International, Inc.(a)	7,400	251,896
Dynamic Materials Corp.	2,800	134,092
Empire Resources, Inc.(a)	2,300	15,456
Foundation Coal Holdings, Inc.	10,400	407,680
Gibraltar Industries, Inc.(a)	7,200	133,200
Hecla Mining Co.(a)*	28,800	257,760
Idaho General Mines, Inc.(a)*	13,500	89,640
Kaiser Aluminum Corp.(a)	4,533	319,894
Kaydon Corp.(a)	6,200	322,338
Liquidmetal Technologies, Inc.(a)*	500	395
Massey Energy Co.	19,500	425,490
Metal Management, Inc.	10,100	547,420
Mines Management, Inc.(a)*	2,000	7,360
Mueller Industries, Inc.	8,900	321,646
National Coal Corp.*	9,600	23,520
NN, Inc.	3,000	29,430
North American Galvanizing & Coatings, Inc.*	2,400	18,240
Royal Gold, Inc.(a)	6,200	203,050
RTI International Metals, Inc.*	5,300	420,078
Stillwater Mining Co.(a)*	22,000	226,380
U.S. Gold Corp.*	15,400	96,558
USEC, Inc.(a)*	21,000	215,250
Westmoreland Coal Co.*	2,000	39,860
Wolverine Tube, Inc.(a)*	2,500	3,250
		6,482,182
Multimedia — 0.7%
Belo Corp., Class A	24,500	425,320
Emmis Communications Corp., Class A(a)	9,900	48,906
Entertainment Distribution Co., Inc.*	17,850	22,848
Gemstar-TV Guide International, Inc.*	102,964	716,630
Image Entertainment, Inc.(a)*	3,800	16,302
Journal Communications, Inc., Class A	7,000	66,360
LodgeNet Entertainment Corp.(a)*	6,600	167,376
Macrovision Corp.(a)*	13,200	325,116
Martha Stewart Living Omnimedia, Inc., Class A(a)*	5,600	65,240
Media General, Inc., Class A	5,700	156,807
PlanetOut, Inc.(a)*	5,000	6,350
Schawk, Inc.(a)	5,600	126,392
Triple Crown Media, Inc.*	730	4,504
Young Broadcasting, Inc., Class A*	3,800	8,360
		2,156,511
Office Equipment — 0.1%
IKON Office Solutions, Inc.	30,000	385,500
Marlin Business Services, Inc.*	2,600	37,258
TRM Corp.(a)*	3,750	3,375
		426,133
Office Furnishings & Supplies — 0.4%
Aaron Rents, Inc.	11,000	245,300
Acco Brands Corp.(a)*	13,000	291,720
Ennis Business Forms, Inc.	5,200	114,608
Interface, Inc.	13,077	236,040
Knoll, Inc.	11,450	203,123
Standard Register Co.(a)	5,600	71,176
		1,161,967
Oil & Gas — 5.6%
Abraxas Petroleum Corp.(a)*	11,700	44,694
Adams Resources & Energy, Inc.	1,000	27,850
Allis-Chalmers Energy, Inc.(a)*	8,700	164,778
Alon USA Energy, Inc.(a)	11,200	378,336
American Oil & Gas, Inc.(a)*	11,000	64,130
Aquila, Inc.*	74,100	297,141
Arena Resources, Inc.*	4,100	268,550
Atlas America, Inc.	7,339	378,913
ATP Oil & Gas Corp.*	7,300	343,319
Atwood Oceanics, Inc.*	5,300	405,768
Basic Energy Services, Inc.(a)*	9,400	197,588
Berry Petroleum Co., Class A	10,100	399,859
Bill Barrett Corp.(a)*	11,200	441,392
Bois d’Arc Energy, Inc.(a)*	16,600	318,222
Boots & Coots International Well Control, Inc.*	12,900	17,931
Brigham Exploration Co.(a)*	11,000	65,230
Bronco Drilling Co., Inc.(a)*	6,000	88,800
Callon Petroleum Co.(a)*	3,700	51,504
Carrizo Oil & Gas, Inc.(a)*	5,700	255,702
Cheniere Energy, Inc.(a)*	10,400	407,368
Clayton Williams Energy, Inc.*	2,100	69,300
Complete Production Services, Inc.*	17,400	356,352
Comstock Resources, Inc.*	10,700	329,988
Contango Oil & Gas Co.(a)*	3,500	126,700
Dawson Geophysical Co.*	1,100	85,261
Delta Natural Gas, Inc.	200	4,922
Delta Petroleum Corp.(a)*	18,480	331,716
Dune Energy, Inc.(a)*	19,400	41,322
Edge Petroleum Corp.(a)*	6,800	87,312
Encore Aquisition Co.*	13,250	419,362
Endeavor International Corp.*	31,350	35,426
Energy Partners Ltd.*	6,800	99,824
Energy West, Inc.	200	2,782
EnergySouth, Inc.(a)	1,900	95,798
ENGlobal Corp.*	10,800	123,228
Evolution Petroleum Corp.*	6,400	19,200

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
EXCO Resources, Inc.*	9,700	160,438
Exterran Holdings, Inc.*	7,975	640,711
Forest Oil Corp.*	2,316	99,681
FX Energy, Inc.(a)*	8,650	64,443
Gasco Energy, Inc.(a)*	23,096	42,728
Goodrich Petroleum Corp.(a)*	6,500	206,050
Grey Wolf, Inc.(a)*	44,400	290,820
Gulfport Energy Corp.(a)*	9,100	215,306
Harvest Natural Resources, Inc.(a)*	8,600	102,684
HKN, Inc.(a)*	2,400	22,200
Horizon Offshore, Inc.*	7,437	122,710
Hornbeck Offshore Services, Inc.(a)*	5,800	212,860
Houston Amern Energy Corp.(a)	8,700	37,497
Infinity, Inc.(a)*	4,100	4,961
ION Geophysical Corp.(a)*	18,700	258,621
Key Energy Services, Inc.*	14,400	244,800
Mariner Energy, Inc.*	20,900	432,839
Markwest Hydrocarbon, Inc.	2,410	140,093
Matrix Service Co.*	7,400	155,030
McMoRan Exploration Co.(a)*	8,300	111,635
Mitcham Industries, Inc.*	1,800	34,704
NATCO Group, Inc., Class A*	4,200	217,350
Natural Gas Services Group*	2,500	43,025
New Jersey Resources Corp.(a)	6,434	319,062
Newpark Resources, Inc.(a)*	21,600	115,776
Ngas Resources, Inc.(a)*	5,000	34,000
Oil States International, Inc.*	8,900	429,870
OMNI Energy Services Corp.(a)*	3,800	30,362
Parallel Petroleum Corp.(a)*	8,300	141,017
Parker Drilling Co.(a)*	26,400	214,368
Penn Virginia Corp.	8,200	360,636
Petrohawk Energy Corp.(a)*	26,956	442,618
Petroleum Development Corp.(a)*	2,800	124,180
PetroQuest Energy, Inc.*	11,000	118,030
Piedmont Natural Gas Co., Inc.(a)	17,000	426,530
Pioneer Drilling Co.*	11,400	138,852
Quest Resource Corp.*	5,100	49,215
RGC Resources, Inc.	200	5,338
Royale Energy, Inc.	1,600	5,952
RPC, Inc.(a)	47,850	679,948
SEACOR Holdings, Inc.*	3,273	311,262
SEMCO Energy, Inc.(a)*	7,800	61,542
South Jersey Industries, Inc.(a)	6,400	222,720
St. Mary Land & Exploration Co.	2,200	78,474
Stone Energy Corp.*	6,137	245,541
SulphCo, Inc.(a)*	18,300	161,040
Superior Well Services, Inc.(a)*	5,600	127,288
Swift Energy Co.*	6,900	282,348
The Meridian Resource Corp.*	21,400	53,072
Toreador Resources Corp.(a)*	3,300	39,039
Transmeridian Exploration, Inc.(a)*	42,400	88,192
Tri-Valley Corp.(a)*	5,600	42,560
Trico Marine Services, Inc.(a)*	3,600	107,280
TXCO Resources, Inc.(a)*	7,300	65,408
Union Drilling, Inc.*	5,200	75,816
VAALCO Energy, Inc.(a)*	22,100	100,997
W-H Energy Services, Inc.*	5,700	420,375
Warren Resources, Inc.(a)*	14,000	175,560
Westside Energy Corp.*	4,700	15,745
Whiting Petroleum Corp.*	9,780	434,721
		17,451,488
Paper & Related Products — 0.2%
Bowater, Inc.(a)	9,200	137,264
Louisiana-Pacific Corp.(a)	25,100	425,947
Potlatch Corp.(a)	435	19,588
Xerium Technologies, Inc.	7,200	38,880
		621,679
Personal Care — 0.3%
Chattem, Inc.(a)*	4,400	310,288
Elizabeth Arden, Inc.(a)*	10,900	293,864
Nature’s Sunshine Products, Inc.	2,700	33,534
Nu Skin Enterprises, Inc., Class A	14,700	237,552
Revlon, Inc., Class A(a)*	93,549	107,581
		982,819
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)	2,000	125,320
Concord Camera Corp.(a)*	540	1,652
		126,972
Printing — 0.2%
Cenveo, Inc.(a)*	18,900	408,807
Champion Industries Inc/WV	2,100	12,621
Consolidated Graphics, Inc.*	3,200	200,928
Valassis Communications, Inc.(a)*	11,500	102,580
		724,936
Publishing — 0.5%
Document Security Systems, Inc.(a)*	3,392	38,058
GateHouse Media, Inc.(a)	12,600	160,650
Journal Register Co.(a)	16,900	40,560
Lee Enterprises, Inc.(a)	9,500	147,915
Marvel Entertainment, Inc.(a)*	16,500	386,760
Playboy Enterprises, Inc., Class B*	5,900	63,366
PRIMEDIA, Inc.(a)	10,600	148,824
Scholastic Corp.(a)*	9,500	331,170
Sun-Times Media Group, Inc., Class A(a)*	25,000	56,750
Voyager Learning Co.(a)*	6,300	51,849
		1,425,902
Real Estate — 0.2%
Avatar Holdings, Inc.(a)*	1,100	54,923
California Coastal Communities, Inc.(a)*	1,800	22,140
Consolidated-Tomoka Land Co.(a)	1,100	73,931
Emeritus Corp.(a)*	6,800	184,280
Grubb & Ellis Co.*	6,200	57,660
Lodgian, Inc.*	7,500	88,500
Tarragon Corp.(a)*	6,600	17,292
Tejon Ranch Co.(a)*	3,300	136,620
United Capital Corp.(a)*	1,250	33,125
ZipRealty, Inc.(a)*	6,200	39,556
		708,027
Restaurants — 1.7%
AFC Enterprises, Inc.*	6,800	102,340
Applebee’s International, Inc.	17,175	427,314
Benihana, Inc.*	1,150	19,700
Benihana, Inc., Class A(a)*	2,300	39,813
BJ’s Restaurants, Inc.(a)*	6,000	126,300
Bob Evans Farms, Inc.	8,600	259,548
Buca, Inc.(a)*	4,300	8,041
Buffalo Wild Wings, Inc.(a)*	4,400	165,968
California Pizza Kitchen, Inc.(a)*	6,950	122,111
CBRL Group, Inc.	6,200	252,960
CEC Entertainment, Inc.*	7,750	208,242
Champps Entertainment, Inc.(a)*	2,200	12,210
CKE Restaurants, Inc.(a)	15,300	248,013
Cosi, Inc.(a)*	9,789	33,870
Domino’s Pizza, Inc.(a)	15,000	248,850
Famous Dave’s of America, Inc.*	2,145	34,878
IHOP Corp.(a)	4,300	272,319

	SHARES	VALUE
COMMON STOCKS (Continued)
Restaurants (Continued)
J. Alexander’s Corp.	800	10,488
Kona Grill, Inc.*	1,100	19,525
Krispy Kreme Doughnuts, Inc.(a)*	14,900	59,600
Landry’s Seafood Restaurants, Inc.(a)	4,400	116,424
Luby’s, Inc.*	6,960	76,699
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,800	52,724
Nathan’s Famous, Inc.*	1,385	22,853
O’ Charley’s, Inc.(a)	5,420	82,167
P.F. Chang’s China Bistro, Inc.(a)*	9,600	284,160
Papa John’s International, Inc.(a)*	13,400	327,496
RARE Hospitality International, Inc.(a)*	7,109	270,924
Red Robin Gourmet Burgers, Inc.(a)*	3,300	141,570
Rubio’s Restaurants, Inc.(a)*	1,700	16,915
Ruby Tuesday, Inc.(a)	13,500	247,590
Ruth’s Chris Steak House, Inc.(a)*	5,100	72,675
Sonic Corp.(a)*	15,975	373,815
Texas Roadhouse, Inc., Class A(a)*	3,300	38,610
The Cheesecake Factory, Inc.(a)*	18,000	422,460
The Steak n Shake Co.(a)*	6,800	102,068
		5,321,240
Retail - Food — 0.4%
Calavo Growers, Inc.	1,000	19,720
Ingles Markets, Inc.(a)	2,600	74,516
Pathmark Stores, Inc.*	10,900	138,975
Ruddick Corp.	11,500	385,710
The Great Atlantic & Pacific Tea Co., Inc.(a)*	10,100	307,646
Weis Markets, Inc.(a)	6,390	272,789
		1,199,356
Retail - General — 0.5%
99 Cents Only Stores(a)*	16,800	172,536
Casey’s General Stores, Inc.	12,174	337,220
dELiA*s, Inc.(a)*	5,186	24,374
Duckwall-ALCO Stores, Inc.*	200	7,370
Fred’s, Inc.(a)	8,787	92,527
Kirklands, Inc.(a)*	5,000	6,300
Longs Drug Stores Corp.	7,100	352,657
PriceSmart, Inc.(a)	6,250	147,500
RedEnvelope, Inc.*	1,100	6,292
Retail Ventures, Inc.(a)*	10,400	108,264
Sport Supply Group, Inc.(a)	4,400	39,556
Susser Holdings Corp.*	4,500	95,625
The Pantry, Inc.(a)*	4,100	105,083
		1,495,304
Retail - Specialty — 4.0%
A.C. Moore Arts & Crafts, Inc.*	5,100	80,376
Aeropostale, Inc.*	18,625	354,992
America’s Car-Mart, Inc.*	2,516	28,456
American Greetings Corp., Class A	15,500	409,200
Bakers Footwear Group, Inc.*	400	1,784
bebe stores, Inc.(a)	22,400	327,712
Big 5 Sporting Goods Corp.	4,800	89,760
Blockbuster, Inc., Class A(a)*	33,800	181,506
Blockbuster, Inc., Class B*	20,900	101,365
Blue Nile, Inc.(a)*	3,000	282,360
Books-A-Million, Inc.(a)	3,300	43,659
Borders Group, Inc.(a)	14,100	187,953
Brown Shoe Co., Inc.	9,450	183,330
Build-A-Bear Workshop, Inc.(a)*	4,500	79,920
Cabela’s, Inc., Class A(a)*	16,500	390,225
Cache, Inc.*	4,100	73,185
Callaway Golf Co.(a)	17,700	283,377
Casual Male Retail Group, Inc.(a)*	8,600	77,056
Charlotte Russe Holding, Inc.*	5,500	80,520
Children’s Place Retail Stores, Inc.(a)*	6,000	145,680
Christopher & Banks Corp.(a)	7,637	92,560
Citi Trends, Inc.(a)*	3,000	65,280
Coldwater Creek, Inc.(a)*	22,388	243,134
Collective Brands, Inc.(a)*	13,300	293,398
Conn’s, Inc.(a)*	5,500	131,395
Cost Plus, Inc.(a)*	5,785	23,256
Deb Shops, Inc.	2,836	76,260
Design Within Reach, Inc.(a)*	2,800	13,328
DSW, Inc., Class A(a)*	3,200	80,544
Finlay Enterprises, Inc.(a)*	1,200	4,920
First Cash Financial Services, Inc.*	7,400	173,308
Footstar, Inc.	1,400	6,440
Friedman’s, Inc., Class A(b)(c)*	1,600	0
Gander Mountain Co.(a)*	4,800	25,968
Genesco, Inc.(a)*	4,900	226,037
Gottschalks, Inc.*	3,300	14,322
Group 1 Automotive, Inc.(a)	4,900	164,493
GTSI Corp.*	2,500	28,088
Guitar Center, Inc.(a)*	6,500	385,450
Hancock Fabrics, Inc.(a)*	3,000	5,400
Haverty Furniture Cos., Inc.(a)	4,200	36,834
Hibbett Sports, Inc.(a)*	7,150	177,320
Hot Topic, Inc.*	9,675	72,176
Jo-Ann Stores, Inc.*	5,100	107,610
Jos. A. Bank Clothiers, Inc.(a)*	3,475	116,135
K-Swiss, Inc., Class A(a)	5,700	130,587
Kenneth Cole Productions, Inc., Class A(a)	2,300	44,551
La-Z-Boy, Inc.(a)	11,300	83,394
Leapfrog Enterprises, Inc.(a)*	2,300	18,975
Lenox Group, Inc.(a)*	3,700	17,760
MarineMax, Inc.(a)*	4,700	68,432
Mothers Work, Inc.(a)*	400	7,468
Movado Group, Inc.	9,800	312,816
Movie Gallery, Inc.(a)*	10,146	5,175
Movie Star, Inc.*	3,600	8,172
New York & Co., Inc.(a)*	12,700	77,470
NutriSystem, Inc.(a)*	8,200	384,498
Pacific Sunwear of California, Inc.(a)*	16,775	248,270
PC Connection, Inc.(a)*	6,200	77,500
PC Mall, Inc.(a)*	2,200	34,342
Pep Boys - Manny, Moe & Jack(a)	12,000	168,360
Pier 1 Imports, Inc.(a)*	37,500	177,375
R.G. Barry Corp.*	1,900	18,335
RC2 Corp.*	4,400	121,836
Regis Corp.	9,700	309,527
Rex Stores Corp.*	1,575	30,476
Rocky Brands, Inc.(a)*	1,000	10,630
School Specialty, Inc.(a)*	4,400	152,372
Select Comfort Corp.(a)*	10,750	149,963
Sharper Image Corp.(a)*	3,400	14,042
Shoe Carnival, Inc.*	3,000	47,340
Sonic Automotive, Inc., Class A(a)	6,700	160,398
Stage Stores, Inc.	10,300	187,769
Stein Mart, Inc.(a)	9,630	73,284
Systemax, Inc.(a)	7,900	161,476
Tandy Leather Factory, Inc.*	2,200	15,620
The Bombay Co., Inc.(a)*	6,300	636
The Bon-Ton Stores, Inc.(a)	2,600	59,072
The Boyds Collection Ltd.(b)(c)*	10,600	0
The Buckle, Inc.	6,850	259,889
The Cato Corp., Class A	7,100	145,124
The Dress Barn, Inc.*	15,000	255,150

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
The Gymboree Corp.*	6,600	232,584
The Nautilus Group, Inc.(a)	16,200	129,114
The Talbots, Inc.(a)	12,500	225,000
Tractor Supply Co.*	9,400	433,246
Transport World Entertainment Corp.(a)*	5,400	24,732
Tuesday Morning Corp.(a)	8,700	78,213
Tween Brands, Inc.(a)*	7,400	243,016
Tweeter Home Entertainment Group, Inc.*	4,200	235
United Retail Group, Inc.(a)*	2,200	29,898
Volcom, Inc.(a)*	5,400	229,608
West Marine, Inc.(a)*	4,300	49,665
Wet Seal, Inc.(a)*	39,175	151,607
Wilsons The Leather Experts, Inc.(a)*	9,950	17,015
Zale Corp.(a)*	11,800	273,052
Zumiez, Inc.(a)*	6,500	288,405
		12,409,546
Steel — 0.6%
Material Sciences Corp.*	2,900	30,798
Northwest Pipe Co.(a)*	2,100	79,422
Olympic Steel, Inc.(a)	1,200	32,592
Omega Flex, Inc.(a)	1,500	25,050
Ryerson Tull, Inc.(a)	9,299	313,748
Schnitzer Steel Industries, Inc., Class A	4,750	348,128
Shiloh Industries, Inc.	3,600	38,088
Universal Stainless & Alloy Products, Inc.(a)*	1,400	55,706
Valmont Industries, Inc.(a)	5,000	424,250
Worthington Industries, Inc.(a)	19,600	461,776
		1,809,558
Telecommunications — 2.7%
ADTRAN, Inc.	17,100	393,813
Alaska Communications Systems Group, Inc.(a)	10,700	154,615
Anaren Microwave, Inc.*	3,900	54,990
APAC Telecommunications Corp.(a)*	11,000	27,720
Aware, Inc.(a)*	4,900	21,070
Axesstel, Inc.(a)*	4,200	3,780
C-Cor.net Corp.*	14,300	164,307
CallWave, Inc.*	4,600	13,340
Carrier Access Corp.(a)*	9,212	35,006
Cbeyond, Inc.*	6,100	248,819
Centennial Communications Corp., Class A*	26,748	270,690
Cincinnati Bell, Inc.*	62,000	306,280
Comtech Telecommunications Corp.*	5,325	284,834
Consolidated Communications Holdings, Inc.(a)	6,200	121,582
CPI International, Inc.*	3,600	68,436
D&E Communications, Inc.	2,900	41,238
Ditech Networks, Inc.*	7,300	38,471
Dobson Communications Corp., Class A*	40,500	517,995
EMS Technologies, Inc.*	3,600	88,308
FairPoint Communications, Inc.(a)	7,800	147,108
FiberTower Corp.(a)*	29,600	113,664
General Communication, Inc., Class A*	13,800	167,532
GeoEye, Inc.(a)*	4,200	108,150
GlobeTel Communications Corp.(a)*	15,500	1,937
GulfMark Offshore, Inc.*	4,800	233,568
Harmonic, Inc.*	19,900	211,139
Harris Stratex Networks, Inc.(a)*	9,725	169,896
Hickory Tech Corp.	2,300	22,287
iBasis, Inc.(a)	8,000	86,000
IDT Corp.	1,900	15,029
IDT Corp., Class B(a)	17,900	149,823
InfoSpace, Inc.	7,200	126,432
InterDigital, Inc.(a)*	11,952	248,363
Iowa Telecommunications Services, Inc.(a)	7,000	138,950
Knology, Inc.(a)*	15,100	252,623
LCC International, Inc., Class A(a)*	7,100	24,424
Level 3 Communications, Inc.(a)*	22,034	102,458
Loral Space & Communications, Inc.*	4,400	174,900
Metro One Telecommunications, Inc.(a)*	1,025	2,111
MRV Communications, Inc.(a)*	37,600	93,248
NEON Communications, Inc.*	17,900	87,710
NMS Communications Corp.(a)*	9,600	11,808
Novatel Wireless, Inc.(a)*	7,300	165,345
Occam Networks, Inc.*	2,266	21,572
Outdoor Channel Holdings, Inc.(a)*	6,300	56,889
PAETEC Holding Corp.*	24,300	303,021
ParkerVision, Inc.(a)*	5,400	81,972
Path 1 Network Technologies, Inc.*	600	3
Plantronics, Inc.	11,000	314,050
Powerwave Technologies, Inc.(a)*	30,815	189,820
Preformed Line Products Co.	850	44,217
Premiere Global Services, Inc.*	17,300	218,845
Primus Telecommunications Group, Inc.*	13,500	9,315
Radyne Corp.*	4,200	44,268
RCN Corp.*	9,100	111,930
RELM Wireless Corp.	2,400	10,560
RF Micro Devices, Inc.(a)*	46,600	313,618
Rural Cellular Corp., Class A(a)*	5,700	247,950
Spherix, Inc.(a)*	3,000	5,040
SureWest Communications(a)	3,708	92,737
Sycamore Networks, Inc.(a)*	66,900	272,283
SymmetriCom, Inc.(a)*	21,384	100,505
Syniverse Holdings, Inc.*	15,700	249,630
Telular Corp.*	3,600	25,020
Tollgrade Communications, Inc.*	2,200	22,264
USA Mobility, Inc.(a)*	3,000	50,610
Westell Technologies, Inc., Class A*	12,900	30,444
Wireless Telecom Group, Inc.*	5,789	13,315
XETA Technologies, Inc.(a)*	1,300	4,212
		8,543,889
Textile & Apparel — 1.4%
Ashworth, Inc.*	2,900	17,835
Carter’s, Inc.(a)*	14,200	283,290
Charming Shoppes, Inc.(a)*	27,100	227,640
Cherokee, Inc.(a)	700	26,852
Culp, Inc.*	2,400	24,912
Deckers Outdoor Corp.(a)*	2,600	285,480
Delta Apparel, Inc.	1,100	18,810
DHB Industries, Inc.*	12,100	53,119
G & K Services, Inc., Class A(a)	5,200	209,040
G-III Apparel Group Ltd.*	3,500	68,915
Hartmarx Corp.*	6,900	33,810
Iconix Brand Group, Inc.(a)*	13,000	309,270
Kellwood Co.	5,600	95,480
Maidenform Brands, Inc.*	5,600	88,928
Nexcen Brands, Inc.(a)*	11,550	77,616
Oakley, Inc.*	16,600	481,898
Oxford Industries, Inc.	3,900	140,868
Perry Ellis International, Inc.*	3,000	83,130
Phoenix Footwear Group, Inc.*	800	2,520
Quiksilver, Inc.(a)*	36,900	527,670
Skechers U.S.A., Inc., Class A*	7,000	154,700
Steven Madden Ltd.(a)	4,900	92,855
Superior Uniform Group, Inc.	1,100	13,475
Talon International, Inc.*	2,600	1,950

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Tandy Brands Accessories, Inc.(a)	1,300	13,572
Tarrant Apparel Group*	5,200	6,448
The Dixie Group, Inc.*	2,300	21,850
The Finish Line, Inc., Class A	9,100	39,494
The Warnaco Group, Inc.*	11,100	433,677
True Religion Apparel, Inc.(a)*	5,400	95,040
Unifi, Inc.(a)*	13,600	37,400
Wolverine World Wide, Inc.	12,200	334,280
		4,301,824
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	14,700	358,680

Tobacco — 0.0%
Alliance One International, Inc.*	23,000	150,420

Transportation — 1.6%
ABX Air, Inc.(a)*	14,100	99,828
AirNet Systems, Inc.*	700	1,771
Alexander & Baldwin, Inc.	2,500	125,325
Arkansas Best Corp.(a)	6,300	205,758
Atlas Air Worldwide Holdings, Inc.(a)*	5,300	273,639
Bristow Group, Inc.(a)*	5,200	227,292
Celadon Group, Inc.*	5,610	66,030
Covenant Transport, Inc., Class A*	1,500	10,125
Dynamex, Inc.(a)*	2,300	58,926
Eagle Bulk Shipping, Inc.(a)	15,000	386,100
Forward Air Corp.	6,850	203,993
Frozen Food Express Industries, Inc.	5,100	34,323
Genesee & Wyoming, Inc., Class A(a)*	8,625	248,745
Greenbrier Companies, Inc.(a)	3,900	104,169
Heartland Express, Inc.	23,624	337,351
Horizon Lines, Inc., Class A	7,400	225,922
Hub Group, Inc., Class A*	14,400	432,432
Kirby Corp.*	10,000	441,400
Knight Transportation, Inc.(a)	20,700	356,247
Marten Transport Ltd.(a)*	4,300	66,263
Old Dominion Freight Line, Inc.*	8,952	214,579
P.A.M. Transportation Services, Inc.*	1,796	32,328
PHI, Inc.(a)*	2,300	69,322
Quality Distribution, Inc.*	4,600	40,940
Saia, Inc.*	2,100	34,713
Stonepath Group, Inc.*	3,500	4
TAL International Group, Inc.	7,100	177,997
Target Logistics, Inc.(a)*	3,500	8,505
U.S. Xpress Enterprises, Inc., Class A*	374	7,390
Universal Truckload Services, Inc.(a)*	3,300	72,468
USA Truck, Inc.*	1,900	28,975
Werner Enterprises, Inc.(a)	17,675	303,126
		4,895,986
Utilities — 1.7%
Artesian Resources Corp., Class A	1,300	24,700
Avista Corp.	12,400	252,340
BIW Ltd.	200	4,650
Black Hills Corp.(a)	8,700	356,874
California Water Service Group(a)	4,300	165,507
Central Vermont Public Service Corp.	2,500	91,350
CH Energy Group, Inc.(a)	3,800	181,640
Chesapeake Utilities Corp.	1,564	53,160
Cleco Corp.	15,000	379,050
Connecticut Water Service, Inc.	1,900	44,004
El Paso Electric Co.*	11,500	265,995
Empire District Electric Co.	7,700	173,943
FuelCell Energy, Inc.(a)*	16,310	145,812
IDACORP, Inc.(a)	10,600	347,044
MGE Energy, Inc.(a)	4,500	150,480
Middlesex Water Co.	2,299	43,451
Northwest Natural Gas Co.(a)	6,800	310,760
NorthWestern Corp.(a)	6,400	173,888
Ormat Technologies, Inc.(a)	8,800	407,792
Otter Tail Power Co.(a)	7,214	257,179
PNM Resources, Inc.	3,850	89,628
PowerSecure International, Inc.(a)*	4,200	52,332
SJW Corp.(a)	4,400	150,216
Southwest Gas Corp.	9,200	260,268
Southwest Water Co.(a)	5,708	72,092
The Laclede Group, Inc.	4,500	145,260
The York Water Co.(a)	1,271	21,416
UIL Holdings Corp.	5,166	162,729
Unisource Energy Corp.	8,500	254,065
Unitil Corp.	500	14,750
WGL Holdings, Inc.	11,600	393,124
		5,445,499
Waste Management — 0.3%
American Ecology Corp.	3,766	79,802
Casella Waste Systems, Inc., Class A*	5,800	72,732
Clean Harbors, Inc.*	4,100	182,532
Darling International, Inc.*	19,400	191,866
Rentech, Inc.(a)*	43,300	93,528
Waste Connections, Inc.*	6,975	221,526
Waste Industries USA ,Inc.	2,800	80,136
WCA Waste Corp.*	3,300	26,664
		948,786
TOTAL COMMON STOCKS
(Identified Cost $270,717,925)		309,931,838

RIGHTS & WARRANTS — 0.0%
Building & Construction — 0.0%
Levitt Corp., Class A (expiration 10/1/07)(c)*	15,125	151

Health Care - Drugs — 0.0%
Dov Pharmaceutical, Inc. (expiration 12/31/09)(c)*	4,730	0

Health Care - Products — 0.0%
Caliper Life Sciences, Inc. (expiration 6/15/07)(c)*	404	519

Metals & Mining — 0.0%
Wolverine Tube, Inc. (expiration 10/5/07) (c)*	2,500	1,535

TOTAL RIGHTS & WARRANTS
(Identified Cost $432)		2,205

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,330,139	1,330,139
		1,330,140
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,330,140)		1,330,140

COLLATERAL FOR SECURITIES —40.2%
Short Term—40%
State Street Navigator Prime Portfolio	124,710,183	124,710,183
Federal Home Loan Bank Bond, 3.75% due 08/13/08	23	22
Federal Home Loan Bank Bond, 3.75% due 05/01/09	23	22
Federal Home Loan Bank Bond, 3.75% due 09/10/09	71	71
Federal Home Loan Bank Bond, 3.75% due 10/01/09	10	11
Federal Home Loan Discount Note, 0.01% due 11/14/07	164	163
Federal Home Loan Discount Note, 0.01% due 11/30/07	618	613
Federal Home Loan Discount Note, 0.01% due 12/21/07	357	354
Federal Home Loan Discount Note, 0.01% due 02/15/08	42	41
Federal Home Loan Discount Note, 0.01% due 10/10/07	2147	2144
Federal Home Loan Discount Note, 0.01% due 10/10/07	2267	2259
Federal Home Loan Discount Note, 0.01% due 10/30/07	43	43
U.S. Treasury Bond, 2.375% due 01/15/25	636	713
U.S. Treasury Bond, 2.375% due 01/15/28	21	33
U.S. Treasury Bond, 3.625% due 04/15/29	1816	2964
U.S. Treasury Bond, 6.00% due 02/15/26	1116	1272
U.S. Treasury Bond, 7.625% due 11/15/22	19493	25769
U.S. Treasury Bond, 8.125% due 08/15/19	350	459
U.S. Treasury Bond, 0.875% due 04/15/10	1118	1194
U.S. Treasury Bond, 1.875% due 07/15/15	18485	19356
U.S. Treasury Bond, 2.00% due 01/15/12	4	4
U.S. Treasury Bond, 2.00% due 01/15/16	8870	9145
U.S. Treasury Bond, 2.375% due 01/15/17	6978	7295
U.S. Treasury Bond, 2.625% due 01/15/17	1	1
U.S. Treasury Bond, 3.00% due 01/15/12	114913	139370
U.S. Treasury Bond, 3.50% due 01/15/11	28142	35387
U.S. Treasury Bond, 3.875% due 01/15/09	13552	17706
U.S. Treasury Bond, 4.50% due 11/30/11	1504	1546
U.S. Treasury Bond, 4.875% due 01/31/11	1479	1508
U.S. Treasury Strip Prin, 0.01% due 11/15/09	296	271
U.S. Treasury Strip Prin, 0.01% due 01/15/21	5215	2585
U.S. Treasury Strip, 0.01% due 11/15/10	30	26
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $124,982,539)		124,982,539

Total Investments — 140.2%
(Identified Cost $397,031,036)#	436,246,722
Liabilities, Less Cash and Other Assets — 40.2%	(125,129,190)
Net Assets — 100.0%	$311,117,532

(a)	All or a portion of security out on loan. As of September 30, 2007, the market value of the securities on loan was $121,338,380.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $24,793, which represents less than 0.01% of net assets.
*	Non-income producing security.
#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $397,031,036. Net unrealized appreciation aggregated $39,215,686 of which $74,067,866 related to appreciated investment securities and $34,852,180 related to depreciated investment securities.

SA U.S. Small Company Fund

Portfolio Sectors (% of portfolio market value)

Non-Cyclical	23.9%
Industrials	16.6%
Financials	13.8%
Cyclical	13.4%
Communications	9.5%
Technology	7.3%
Energy	6.0%
Basic Materials	5.2%
Utilities	2.2%
Diversified	2.1%

Total	100.0%

SA International Value Fund (Formerly SA International HBtM Fund)

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.4%
Australia — 4.3%
Amcor Ltd.	166,033	$1,084,779
APN News & Media Ltd.(a)	48,103	222,297
Australia & New Zealand Banking Group Ltd.	181,460	4,771,201
AWB Ltd.(a)	46,796	101,914
AXA Asia Pacific Holdings Ltd.(a)	149,930	1,035,317
BHP Steel Ltd.(a)	137,580	1,309,345
Boral Ltd.(a)	123,127	783,741
Brickworks Ltd.(a)	12,302	151,384
Challenger Financial Services Group Ltd.(a)	33,100	181,681
Commonwealth Bank of Australia	140,243	7,001,218
CSR Ltd.(a)	104,850	288,682
Downer EDI Ltd.	58,459	323,978
Foster’s Group Ltd.(a)	236,113	1,364,971
Futuris Corp. Ltd.(a)	52,639	99,261
Iluka Resources Ltd.(a)	35,064	171,353
Insurance Australia Group Ltd.(a)	110,739	514,695
John Fairfax Holdings Ltd.(a)	63,177	263,993
Mayne Nickless Ltd.(a)	94,973	350,612
National Australia Bank Ltd.(a)	250,853	8,818,800
Oil Search Ltd.(a)	35,788	134,653
OneSteel Ltd.	111,620	681,838
Origin Energy Ltd.	106,150	967,938
Pacific Brands Ltd.	30,073	82,533
PaperlinX Ltd.	21,849	58,801
Publishing & Broadcasting Ltd.(a)	10,737	187,258
Qantas Airways Ltd.	159,776	789,289
Santos Ltd.(a)	79,294	1,056,494
St. George Bank Ltd.(a)	12,044	377,348
Suncorp-Metway Ltd.	24,877	447,079
TABCORP Holdings Ltd.	70,551	946,250
Washington H Soul Pattinson & Co., Ltd.	11,161	91,496
		34,660,199
Austria — 0.3%
OMV AG	16,399	1,092,085
Wienerberger AG*	17,203	1,072,971
		2,165,056
Belgium — 1.0%
Ackermans & van Haaren NV	937	95,271
Banque Nationale de Belgique (BNB)	30	144,409
Bekaert NV	3,700	494,642
Cumerio-VVPR*	210	3
Delhaize Group(a)	21,212	2,027,056
Dexia	175,514	5,301,286
Umicore*	210	21
		8,062,688
Canada — 6.1%
Alcan, Inc.	80,679	8,035,105
Astral Media, Inc.	10,600	466,406
Barrick Gold Corp.(a)	146,100	5,858,077
BCE, Inc.(a)	72,230	2,892,535
Biovail Corp.	12,400	215,555
Canadian Pacific Railway Ltd.(a)	29,965	2,105,234
Canfor Corp.	14,800	164,139
CanWest Global Communications Corp.*	11,800	85,271
CGI Group, Inc.*	91,100	1,041,430
Corus Entertainment, Inc., Class B(a)	4,500	212,681
Domtar Corp.*	50,200	412,140
Emera, Inc.(a)	5,700	115,276
Empire Co., Ltd, Class A	7,800	385,557
EnCana Corp.(a)	44,286	2,733,567
Fairfax Financial Holdings Ltd.	2,700	657,203
George Weston Ltd.(a)	10,500	748,231
Gerdau Ameristeel Corp.	14,600	172,765
Goldcorp, Inc.(a)	47,300	1,443,188
Industrial Alliance Insurance and Financial Services, Inc.(a)	20,285	794,013
ING Canada, Inc.	5,100	228,498
Lundin Mining Corp.*	48,800	622,520
Magna International, Inc., Class A(a)	14,424	1,389,053
Manitoba Telecom Services, Inc.	2,300	111,728
Manulife Financial Corp.(a)	43,400	1,786,354
Maple Leaf Foods, Inc.	5,800	86,911
MDS, Inc.	17,689	381,529
Metro, Inc., Class A	7,700	270,487
National Bank of Canada(a)	22,100	1,208,862
Onex Corp.(a)	16,900	619,958
Petro-Canada(a)	38,700	2,216,700
Power Corp. of Canada(a)	13,800	552,083
Quebecor World, Inc.	11,600	112,117
Quebecor, Inc., Class B	4,900	184,522
Sherritt International Corp.	48,300	771,753
Sun Life Financial, Inc.(a)	137,520	7,204,842
Torstar Corp., Class B	4,700	93,401
TransAlta Corp.(a)	8,400	263,883
TransCanada Corp.(a)	37,700	1,379,956
Transcontinental, Inc., Class A	5,300	115,751
West Fraser Timber Co., Ltd.	4,900	185,161
		48,324,442
Denmark — 1.2%
AP Moller - Maersk A/S	247	3,383,110
Carlsberg A/S	6,325	861,497
Danisco A/S(a)	12,180	944,501
Danske Bank	84,803	3,433,631
Jyske Bank A/S*	7,940	615,709
Sydbank	7,400	321,150
		9,559,598
Finland — 1.3%
Fortum Corp.	56,873	2,081,755
Kemira Oyj	24,100	561,366
Kesko Oyj	19,100	1,265,438
Metsa-Serla Oyj Series B	16,600	92,536
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)(a)	12,800	263,933
Outokumpu Oyj	27,400	981,508
Rautaruukki Oyj(a)	22,100	1,335,346
Sampo Oyj, Class A	15,100	459,736
Stora Enso Oyj(a)	64,400	1,250,983
UPM-Kymmene Oyj	81,000	1,953,556
		10,246,157
France — 9.4%
Air France(a)	27,345	1,002,091
Axa(a)	259,150	11,564,294
BNP Paribas SA(a)	157,621	17,200,887
Business Objects SA*	9,675	430,636
Cap Gemini SA(a)	11,658	716,512
Casino Guichard-Perrachon SA(a)	4,781	499,985
Ciments Francais	2,017	353,601
CNP Assurances(a)	5,341	681,363
Compagnie de Saint-Gobain(a)	46,018	4,789,547
Compagnie Generele des Etablissements Michelin, Class B(a)	10,609	1,422,358
Credit Agricole SA(a)	89,565	3,445,249
Credit Industriel et Commercial	507	187,455

	SHARES	VALUE
COMMON STOCKS (Continued)
France (Continued)
Faurecia (a)*	1,535	119,511
France Telecom SA(a)	134,090	4,479,137
Lafarge SA(a)	25,195	3,892,773
Lagardere S.C.A.(a)	3,574	303,369
Pinault-Printemps-Redoute SA(a)	10,843	2,034,421
PSA Peugoet Citroen	30,890	2,542,503
Remy Cointreau SA	3,998	288,789
Renault SA(a)	33,276	4,808,673
Safran SA	10,298	247,928
Schneider Electric SA(a)	8,500	1,070,946
SCOR	14,662	391,773
Societe BIC SA	1,858	158,847
Societe Generale(a)	11,521	1,928,003
Suez SA(a)	27,450	1,612,157
Technip-Coflexip SA	9,288	828,142
Thomson SA(a)*	23,737	360,506
Valeo SA(a)	6,106	338,812
Vivendi Universal SA(a)	179,479	7,554,754
		75,255,022
Germany — 15.0%
Aareal Bank AG	2,000	98,121
Allianz AG(a)	67,381	15,699,971
BASF AG	1,800	248,290
Bayerische Motoren Werke AG	78,074	5,021,668
Bilfinger Berger AG	2,054	160,094
Commerzbank AG	104,017	4,199,375
DaimlerChrysler AG	203,087	20,400,827
Deutsche Bank AG	86,194	11,078,076
Deutsche Lufthansa AG	44,510	1,276,669
Deutsche Telekom AG(a)	580,696	11,379,234
E. On AG	103,294	19,045,662
GEA Group AG	7,300	256,098
Hannover Rueckversicherungs-AG	13,447	680,372
Hochtief AG	4,694	567,851
Hypo Real Estate Holding AG	6,500	368,624
Infineon Technologies AG*	140,994	2,424,052
Lanxess	1,160	54,898
Linde AG	10,710	1,326,395
Muenchener Rueckversicherungs-Gesellschaft AG	50,969	9,768,195
Preussag AG	19,453	521,174
Suedzucker AG(a)	4,706	94,293
Thyssen Krupp AG	48,918	3,106,722
Volkswagen AG(a)	53,293	12,011,974
		119,788,635
Greece — 0.5%
Alpha Bank A.E.	4,356	151,392
Bank of Greece	2,413	313,974
Coca-Cola Hellenic Bottling Company SA	20,340	1,171,442
Hellenic Petroleum SA	24,460	389,574
Hellenic Telecommunications Organization SA	9,740	360,120
National Bank of Greece SA	20,730	1,317,716
		3,704,218
Hong Kong — 2.8%
Cathay Pacific Airways Ltd.	32,000	87,524
Cheung Kong (Holdings) Ltd.	332,000	5,469,733
Dah Sing Financial Group	19,600	151,113
Great Eagle Holdings Ltd.	22,600	85,812
Hang Lung Development Co., Ltd.	174,000	995,495
Henderson Land Development Co., Ltd.	159,000	1,261,677
Hongkong and Shanghai Hotels Ltd.	66,882	118,625
Hopewell Holdings Ltd.	107,000	510,947
Hutchison Whampoa Ltd.	341,000	3,653,901
Kerry Properties Ltd.	109,094	841,096
MTR Corp.(a)	129,436	385,677
New Asia Realty & Trust Co., Ltd.	50,000	55,475
New World China Land Ltd.(a)	157,600	151,326
New World Development Co., Ltd.	482,225	1,340,669
Sino Land Co., Ltd.(a)	480,424	1,195,912
Sun Hung Kai Properties Ltd.	242,000	4,080,419
Tsim Sha Tsui Properties Ltd.	59,884	215,432
Wharf (Holdings) Ltd.	274,000	1,350,727
Wheelock and Co., Ltd.	233,000	634,285
		22,585,845
Ireland — 1.2%
Allied Irish Banks Plc (AIB)	80,043	1,931,952
Bank of Ireland	31,312	581,080
CRH Plc	82,121	3,227,805
Irish Life & Permanent Plc	169,534	3,748,885
		9,489,722
Italy — 2.5%
Banca Monte dei Paschi di Siena SpA(a)	190,583	1,166,058
Banca Popolare di Milano	92,950	1,369,381
Banche Popolari Unite Scrl	69,884	1,873,286
Banco Popolare Scarl	18,470	412,627
Benetton Group SpA	15,382	260,300
Buzzi Unicem SpA	14,055	364,561
C.I.R.-Compagnie Industriali Riunite SpA(a)	21,709	84,510
Compagnia Assicuratrice Unipol SpA(a)	70,148	237,913
ERG SpA(a)	9,000	196,584
Fiat SpA	74,800	2,256,094
Italcementi SpA(a)	10,703	236,522
Italmobiliare SpA(a)	1,968	244,793
Milano Assicurazioni(a)	25,000	208,686
SAI SpA	23,500	1,100,461
Societa’ Cattolica di Assicurazioni SpA(a)	1,516	95,180
Telecom Italia SpA	1,724,050	5,228,220
UniCredito Italiano SpA	495,467	4,227,474
		19,562,650
Japan — 9.9%
ADEKA Corp.(a)	6,000	62,902
Aichi Steel Corp.(a)	15,000	88,611
Aisin Seiki Co., Ltd.	22,200	886,532
Ajinomoto Co., Inc.(a)	66,000	826,866
Amada Co., Ltd.(a)	51,000	569,723
Aoyama Trading Co., Ltd.(a)	8,500	215,939
Asahi Breweries Ltd.	28,000	426,309
Asahi Kasei Corp.(a)	14,000	113,033
Asahi National Broadcasting Co., Ltd.	47	75,648
ASATSU-DK, Inc.(a)	3,400	109,448
Autobacs Seven Co., Ltd.(a)	4,000	103,880
Awa Bank Ltd.	29,000	143,057
Bank of Kyoto Ltd.(a)	35,000	424,178
Bank of Nagoya Ltd.	22,000	147,573
CALSONIC KANSEI CORP.(a)	21,000	82,034
Canon Sales Co., Inc.	8,000	160,084
Central Glass Co., Ltd.	26,000	130,973
Chiba Bank Ltd.	21,000	162,241
Chudenko Corp.	5,700	103,149
Chugoku Bank Ltd.(a)	26,000	353,106
Citizen Watch Co.(a)	33,000	331,895
Coca-Cola West Japan Co., Ltd.(a)	8,000	187,924
COMSYS Holdings Corp.(a)	9,000	98,660
Cosmo Oil Co., Ltd.(a)	83,000	395,719
Credit Saison Co., Ltd.	12,500	321,907

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Dai Nippon Printing Co., Ltd.(a)	123,000	1,757,143
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	50,900	295,817
Daicel Chemical Industries Ltd.(a)	24,000	189,803
Daihatsu Motor Co., Ltd.(a)	33,000	342,518
Dainippon Ink and Chemicals, Inc.(a)	32,000	141,709
Daio Paper Corp.(a)	10,000	81,086
Daishi Bank Ltd.	40,000	161,128
DAIWA HOUSE INDUSTRY Co., Ltd.	40,000	521,663
Dowa Fire & Marine Insurance Co., Ltd.	24,000	146,790
Ezaki Glico Co., Ltd.(a)	13,000	146,128
Fuji Electric Co., Ltd.(a)	32,000	142,544
Fuji Heavy Industries Ltd.(a)	87,000	382,243
Fuji Photo Film(a)	95,000	4,388,812
Fukuyama Transporting Co., Ltd.(a)	17,000	78,389
Futaba Industrial Co., Ltd.(a)	7,300	187,994
Glory Ltd.	8,700	276,275
Gunma Bank Ltd.(a)	52,000	346,546
GUNZE Ltd.	29,000	142,805
Hachijuni Bank Ltd.	68,000	489,264
Hankyu Department Stores, Inc.(a)	18,000	148,617
Hankyu Hanshin Holdings, Inc.(a)	89,000	454,524
Heiwa Corp.(a)	4,000	47,051
Higo Bank Ltd.	29,000	193,266
Hiroshima Bank Ltd.(a)	26,000	141,831
Hitachi Cable Ltd.	25,000	154,863
Hitachi Kokusai Electric, Inc.(a)	9,000	112,363
Hitachi Ltd.(a)	587,000	3,906,864
Hitachi Maxell Ltd.(a)	5,000	53,941
Hitachi Software Engineering Co., Ltd.(a)	4,200	80,024
Hitachi Transport System Ltd.	12,000	138,646
Hokkoku Bank Ltd.	38,000	167,948
Hokuetsu Paper Mills Ltd.(a)	13,000	66,844
House Foods Corp.(a)	9,800	170,950
Hyakugo Bank Ltd.(a)	31,000	179,085
Hyakujushi Bank Ltd.	35,000	172,046
Itoham Foods, Inc.(a)	13,000	52,932
Iyo Bank Ltd.(a)	34,000	329,528
Joyo Bank Ltd.(a)	110,000	613,450
Juroku Bank Ltd.(a)	33,000	183,748
Kagoshima Bank Co., Ltd.	22,000	156,951
KAJIMA CORP.(a)	48,000	164,956
Kamigumi Co., Ltd.	37,000	310,640
Kandenko Co., Ltd.(a)	14,000	89,403
KANEKA CORP.(a)	25,000	210,110
Kanto Auto Works Ltd.	4,900	66,078
Keiyo Bank	24,000	133,217
Kikkoman Corp.(a)	13,000	196,120
Kinden Corp.	23,000	210,110
Kirin Brewery Co., Ltd.	81,000	1,071,168
Kissei Pharmaceutical Co., Ltd.	4,000	72,386
Kokuyo Co., Ltd.(a)	11,000	114,268
Komori Corp.	8,000	195,928
Kuraray Co., Ltd.	49,000	620,280
Kureha Chemical Industry Co., Ltd.	17,000	74,839
Kyocera Corp.	21,700	2,033,313
Kyorin Co., Ltd.(a)	11,000	157,430
Mabuchi Motor Co., Ltd.(a)	2,300	149,878
Marui Co., Ltd.(a)	22,000	242,701
Maruichi Steel Tube Ltd.(a)	8,000	199,756
Matsushita Electric Industrial Co., Ltd.(a)	325,000	6,093,397
Matsushita Electric Works Ltd.	53,000	638,638
Meiji Seika Kaisha Ltd.(a)	47,000	236,349
Millea Holdings, Inc.	103,000	4,140,073
Mitsubishi Heavy Industries Ltd.(a)	354,000	2,312,981
Mitsubishi Logistics Corp.(a)	14,000	197,077
Mitsubishi UFJ Securities Co., Ltd.(a)	28,800	258,133
Mitsui Chemicals, Inc.(a)	86,000	853,715
Mitsui Sumitomo Insurance Co., Ltd.(a)	241,000	2,828,511
Morinaga Milk Industry Co., Ltd.	12,000	48,025
Musashino Bank Ltd.	600	28,450
Nagase & Co., Ltd.	15,000	177,484
National House Industrial Co., Ltd.(a)	15,000	95,006
NEC Corp.(a)	154,000	747,625
Nichicon Corp.	7,300	92,600
Nippon Express Co., Ltd.(a)	106,000	526,588
Nippon Kayaku Co., Ltd.	11,000	91,491
Nippon Light Metal Co.	40,000	88,046
Nippon Meat Packers, Inc.	27,000	299,739
Nippon Mining Holdings, Inc.	30,000	301,201
Nippon Mitsubishi Oil Corp.(a)	228,000	2,116,548
Nippon Paint Co., Ltd.(a)	32,000	165,373
Nippon Paper Group, Inc.(a)	164	506,525
Nippon Sheet Glass Co., Ltd.(a)	59,000	360,345
Nippon Shokubai Co., Ltd.(a)	13,000	126,449
Nippon Television Network Corp.	1,360	174,999
Nipponkoa Insurance Co., Ltd.(a)	24,000	208,596
Nipro Corp.(a)	3,000	59,248
Nishimatsu Construction Co., Ltd.(a)	37,000	111,702
NISSAN MOTOR Co., Ltd.(a)	142,400	1,425,982
Nisshin Flour Milling Co., Ltd.(a)	25,500	239,825
Nisshin Oillio Group Ltd.(a)	16,000	67,653
Nisshin Steel Co., Ltd.(a)	126,000	567,844
Nisshinbo Industries, Inc.(a)	23,000	319,567
Obayashi Corp.(a)	58,000	268,453
Oita Bank Ltd.	15,000	84,174
Oji Paper Co.(a)	129,000	624,013
Okumura Corp.(a)	27,000	137,420
Ono Pharmaceutical Co., Ltd.(a)	9,500	509,135
Onward Kashiyama Co., Ltd.	9,000	90,987
Pioneer Corp.(a)	18,700	229,235
Q.P. Corp.	13,000	118,871
Rengo Co., Ltd.(a)	31,000	209,022
Rinnai Corp.(a)	4,100	122,351
ROHM Co., Ltd.	7,800	688,794
Ryosan Co., Ltd.(a)	2,200	55,029
San-In Godo Bank Ltd.	22,000	174,178
SANKYO Co., Ltd.(a)	5,000	202,279
Sanwa Shutter Corp.(a)	26,000	145,676
Sapporo Hokuyo Holdings, Inc.	44	436,402
SEGA SAMMY HOLDINGS, Inc.(a)	11,400	151,749
Seiko Epson Corp.(a)	17,200	425,735
Seino Transportation Co., Ltd.	23,000	212,311
Sekisui Chemical Co., Ltd.(a)	74,000	542,735
Sekisui House Ltd.	64,000	805,150
Shiga Bank Ltd.	30,000	206,456
Shikoku Bank Ltd.(a)	3,000	11,667
Shimachu Co., Ltd.	6,600	174,561
Shinko Securities Co., Ltd.(a)	72,000	333,252
Shinsei Bank, Ltd.	108,000	340,143
Sohgo Security Services Co., Ltd.(a)	7,900	128,253
Sumitomo Bakelite Co., Ltd.(a)	18,000	103,515
Sumitomo Corp.(a)	87,000	1,680,355
Sumitomo Electric Industries Ltd.(a)	53,000	843,832
Sumitomo Forestry Co., Ltd.(a)	20,000	164,956
Sumitomo Osaka Cement Co., Ltd.	55,000	135,418
Suzuken Co., Ltd.	8,500	286,193
Taiheiyo Cement Corp.(a)	70,000	266,139
Taisho Pharmaceutical Co., Ltd.(a)	24,000	471,898
Taiyo Yuden Co., Ltd.	11,000	217,722

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Takara Standard Co., Ltd.(a)	9,000	50,191
The 77 Bank Ltd.	42,000	282,460
The Aichi Bank Ltd.	1,200	103,358
THE AKITA BANK Ltd.	13,000	56,777
The Bank of Iwate Ltd.	2,000	118,323
The Fuji Fire & Marine Insurance Co.	32,000	109,135
The Nanto Bank Ltd.(a)	29,000	137,759
THE NISHI-NIPPON CITY BANK, Ltd.	52,000	146,128
The Ogaki Kyoritsu Bank Ltd.	29,000	158,448
The Shizuoka Bank Ltd.(a)	93,000	902,975
The Sumitomo Trust & Banking Co., Ltd.	142,000	1,073,586
The Sumitomo Warehouse Co., Ltd.(a)	19,000	121,333
The Yamanashi Chuo Bank Ltd.	20,000	112,232
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	1,880,564
The Yokohama Rubber Co., Ltd.	30,000	224,465
Toda Corp.(a)	30,000	158,169
Toho Bank Ltd.	29,000	107,987
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	249,890
Tokyo Style Co., Ltd.	9,000	93,492
Toppan Printing Co., Ltd.(a)	79,000	813,094
TOPPON FORMS CO., LTD.(a)	6,400	64,535
Toshiba Tec Corp.	24,000	148,251
Tostem Corp.(a)	37,000	643,170
Toyo Ink Manufacturing Co., Ltd.(a)	23,000	77,841
Toyo Seikan Kaisha Ltd.(a)	25,000	470,898
Toyo Suisan Kaisha Ltd.	9,000	169,132
Toyota Auto Body Co., Ltd.	12,300	203,644
Uny Co., Ltd.	23,000	200,304
Wacoal Corp.(a)	16,000	196,416
Yamagata Bank Ltd.(a)	15,000	81,434
Yamaguchi Financial Group, Inc.	18,000	187,924
Yamaha Corp.(a)	26,200	586,958
Yamazaki Baking Co., Ltd.(a)	19,000	142,492
Yodogawa Steel Works Ltd.	19,000	94,388
		78,849,698
Netherlands — 6.6%
ABN AMRO Holding NV	303,912	15,968,983
ArcelorMittal(a)*	32,801	2,583,648
Aegon NV	328,127	6,266,614
Buhrmann NV	19,520	212,074
DSM NV(a)	39,655	2,134,415
European Aeronautic Defense and Space Co.(a)	41,601	1,275,462
Hagemeyer NV(a)	88,169	406,234
Hunter Douglas NV	3,922	351,369
ING Groep NV(a)	313,953	13,898,205
Koninklijke (Royal) Philips Electronics NV	204,928	9,223,377
Koninklijke Ahold NV*	23,480	353,931
Oce NV	12,300	257,821
SNS Reaal	7,153	161,632
Vedior NV	251	5,507
		53,099,272
New Zealand — 0.1%
Air New Zealand Ltd.	47,708	89,157
Contact Energy Ltd.(a)	58,930	409,749
Fisher & Paykel Appliances Holdings Ltd.(a)	59,654	160,678
Fletcher Building Ltd.	14,258	136,895
		796,479
Norway — 1.2%
Aker Yards ASA	11,630	136,456
Den Norske Bank ASA	115,100	1,758,810
Norsk Hydro ASA	101,600	4,402,251
Norske Skogindustrier ASA	23,243	247,803
Orkla ASA	140,000	2,491,108
Storebrand ASA	34,900	540,390
		9,576,818
Portugal — 0.2%
Banco Comercial Portugues SA(a)	67,961	281,234
Banco Espirito Santo SA(a)	49,591	1,121,282
		1,402,516
Singapore — 0.9%
Chartered Semiconductor Manufacturing Ltd.(a)*	300,000	220,313
DBS Group Holdings Ltd.(a)	143,000	2,081,051
Fraser & Neave Ltd.	226,500	869,833
Jardine Cycle & Carriage Ltd.	32,512	405,237
Neptune Orient Lines Ltd.(a)	97,000	346,370
Singapore Airlines Ltd.	163,340	2,046,909
Singapore Land Ltd.	33,000	226,781
United Industrial Corp., Ltd.	90,000	185,548
United Overseas Land Ltd.	153,000	536,028
		6,918,070
Spain — 4.9%
Acciona SA	8,496	2,303,988
Acerinox SA(a)	34,212	1,026,540
Azucarera Ebro Agricolas SA	22,833	466,914
Banco de Andalucia	1,120	117,382
Banco de Sabadell SA(a)	182,816	1,754,821
Banco Pastor SA(a)	22,568	372,919
Banco Santander Central Hispano SA(a)	1,207,886	23,411,906
Cementos Portland SA(a)	3,533	383,339
Corp. Mapfre SA(a)	40,706	183,499
Gas Natural SDG SA(a)	31,479	1,772,683
Iberia Lineas Aereas de Espana SA(a)	99,500	483,909
Repsol-YPF SA	167,543	5,968,277
Sociedad General de Aguas de Barcelona SA, Class A(a)	13,237	501,651
Sol Melia SA(a)	7,338	137,846
		38,885,674
Sweden — 3.0%
Electrolux AB	9,100	191,822
Lundin Petroleum AB (a)*	16,000	183,459
Mo Och Domsjoe AB (MoDo) Series B(a)	10,400	396,692
NCC AB	5,400	134,676
Nordea AB	401,950	6,970,680
Skandinaviska Enskilda Banken AB Series A	34,900	1,129,101
SSAB Svenskt Stal AB Series A	24,000	883,940
SSAB Svenskt Stal AB Series B	10,500	356,727
Svenska Cellulosa AB (SCA)*	76,800	1,426,165
Svenska Handelsbanken AB Series A	50,200	1,550,447
Swedbank AB, Class A	7,300	242,937
Tele2 AB, Class B	59,800	1,285,937
TeliaSonera AB	374,250	3,366,519
Trelleborg AB Series B	13,200	309,842
Volvo AB Series A	94,500	1,634,456
Volvo AB Series B	200,000	3,466,887
		23,530,287

	SHARES	VALUE
COMMON STOCKS (Continued)
Switzerland — 5.8%
Baloise Holdings Ltd.	14,302	1,443,372
Banque Cantonale Vaudoise	1,400	626,687
Ciba Specialty Chemicals AG	11,200	569,475
Clariant AG*	21,639	265,285
Credit Suisse Group	239,579	15,865,887
Ems-Chemie Holding AG	82	11,437
Givaudan SA	1,211	1,116,330
Helvetia Patria Holding	1,240	424,665
Holcim Ltd.	38,754	4,269,663
Luzerner Kantonalbank	700	157,421
Rieter Holding AG	430	232,084
Swiss Life Holding*	5,438	1,406,962
Swiss Re	54,941	4,881,029
Syngenta AG	15,535	3,340,574
UBS AG	51,104	2,740,724
Valiant Holding	2,700	408,961
Zurich Financial Services	27,475	8,220,727
		45,981,283
United Kingdom — 21.2%
Alliance & Leicester Group Treasury Plc	11,000	177,620
Amlin Plc	61,764	414,921
Amvescap Plc	158,164	2,133,103
Anglo American Plc	174,859	11,725,359
Arriva Plc	12,620	198,761
Associated British Foods Plc	101,883	1,662,790
Aviva Plc	582,864	8,746,198
BAE Systems Plc	155,117	1,560,705
Barclays Plc	294,003	3,569,503
Barratt Developments Plc	46,586	710,446
Bellway Plc	12,000	252,240
Bovis Homes Group Plc(a)	16,171	215,620
Bradford & Bingley Plc	100,637	621,691
British Airways Plc*	173,882	1,358,661
Cable & Wireless Plc	341,025	1,279,317
Carnival Plc	39,675	1,887,957
Compass Group Plc	42,011	258,669
DSG International Plc	305,148	839,883
easyJet Plc*	57,000	609,529
Enterprise Inns Plc	72,574	875,945
Friends Provident Plc	332,054	1,164,425
GKN Plc	115,118	830,846
Greene King Plc	20,826	374,497
HBOS Plc	809,602	15,094,876
HSBC Holdings Plc	338,393	6,240,282
International Power Plc	150,973	1,388,963
ITV Plc	747,249	1,563,101
J Sainsbury Plc	280,691	3,304,873
Kingfisher Plc	352,314	1,284,315
Ladbrokes Plc	79,482	699,641
Legal & General Group Plc	868,454	2,365,525
Marston’s Plc	38,800	267,772
Millennium & Copthorne Hotels Plc	42,655	417,432
Mitchells & Butlers Plc	66,257	825,367
Mondi Plc	48,038	455,420
Old Mutual Plc	894,805	2,924,396
Pearson Plc	143,257	2,212,446
Persimmon Plc	23,774	467,255
Punch Taverns Plc	42,219	848,710
Resolution Plc	117,318	1,632,456
Rolls-Royce Group Plc	49,293	525,105
Royal & Sun Alliance Insurance Group Plc	636,083	2,003,625
Royal Bank of Scotland Group Plc	2,129,701	22,795,662
Royal Dutch Shell Plc	164,056	6,729,679
Schroders Plc	11,172	315,923
Scottish & Newcastle Plc	141,113	1,759,291
Signet Group Plc	509	869
Taylor Woodrow Plc	184,149	1,035,283
Trinity Mirror Plc	42,590	357,750
Vodafone Group Plc	10,893,390	39,199,636
Whitbread Plc	22,000	727,525
William Morrison Supermarkets Plc	349,150	2,009,187
WPP Group Plc	201,712	2,722,476
Xstrata	80,556	5,327,863
		168,971,390
TOTAL COMMON STOCKS (Identified Cost $498,724,893)		791,415,719
RIGHTS & WARRANTS — 0.0%
Austria — 0.0%
Wienerberger AG (expiration 10/11/07)(b)*	17,203	0
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		0
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,382,000	2,382,000
		2,382,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,382,001)		2,382,001

	SHARES/ PAR	VALUE
COLLATERAL FOR SECURITIES ON LOAN—26.3%
Short Term-26.3%
State Street Navigator Prime Portfolio	209,121,000	209,121,000
Federal Home Loan Mortgage Corp. Bond, 5.125% due 8/23/10	108,563	111,490
U.S. Treasury Bond, 1.875% due 07/15/13	68,972	77,294
U.S. Treasury Bond, 2.375% due 01/15/27	9,660	9,811
U.S. Treasury Bond, 6.125% due 11/15/27	573	676
U.S. Treasury Bond, 6.125% due 08/15/29	9,437	11,081
U.S. Treasury Bond, 6.25% due 05/15/30	3,757	4,554
U.S. Treasury Bond, 7.50% due 11/15/16	13,975	17,381
U.S. Treasury Bond, 7.875% due 02/15/21	4,121	5,387
U.S. Treasury Bond, 8.00% due 11/15/21	10,722	14,464
U.S. Treasury Bond, 8.125% due 08/15/19	15,769	20,696
U.S. Treasury Bond, 8.125% due 08/15/21	11,921	15,955
U.S. Treasury Bond, 8.75% due 8/15/17	2,305	3,099
U.S. Treasury Bond, 10.375% due 11/15/07	9,366	9,811
U.S. Treasury Note, 3.50% due 02/15/10	4,979	4,943
U.S. Treasury Note, 4.125% due 08/15/08	13,152	13,221
U.S. Treasury Note, 4.375% due 11/15/08	30,620	31,250
U.S. Treasury Note, 4.50% due 02/15/09	12,347	12,503
U.S. Treasury Strip Prin, 0.010% due 11/15/21	52,437	25,994
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $209,510,610)		209,510,610

Total Investments — 126.0%
(Identified Cost $710,617,504)#		1,003,308,330
Liabilities, Less Cash and Other Assets— 26.0%		(206,974,151)
Net Assets — 100.0%		$796,334,179

(a)	All or a portion of security out on loan. As of September 30, 2007, the market value of the securities on loan was $199,267,132.
(b)	Security was fair valued by management. Total market value for such investments amounted to $0.00, which represents less than 0.00% of net assets.
#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $710,617,504. Net unrealized appreciation aggregated $292,690,826 of which $300,513,305 related to appreciated investment securities and $7,822,479 related to depreciated investment securities.

*	Non-income producing security.

SA International Value Fund

Country Allocation (% of portfolio market value)

United Kingdom	21.3%	168,971,390
Other	16.7%	132,700,406
Germany	15.1%	119,788,635
Japan	9.9%	78,849,698
France	9.5%	75,255,022
Netherlands	6.4%	50,515,624
Canada	6.1%	48,324,442
Switzerland	5.8%	45,981,283
Spain	4.9%	38,885,674
Australia	4.3%	34,525,546

Total	100.0%	793,797,720

SA International Value Fund

Ten Largest Industry Holdings at September 30, 2007

(% of portfolio net assets):

Industry	Percentage
Banks / Savings & Loans	21.2
Financial Services	12.9
Insurance	9.3
Telecommunications	8.7
Auto & Related	4.9
Building & Construction	4.1
Oil & Gas	3.7
Metals & Mining	3.7
Electronics	2.8
Utilities	2.7

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	13,333,204	$283,863,920
TOTAL MUTUAL FUNDS
(Identified Cost $164,021,891)		283,863,920

Total Investments — 100.0%
(Identified Cost $164,021,891)#		283,863,920

Cash and Other Assets, Less liabilities — 0.0%*		8,139
Net Assets — 100.0%		$283,872,059

#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $164,021,891. Net unrealized appreciation aggregated $119,842,029 which related solely to appreciated investment securities.

*	Less than 0.05%.

SA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 93.8%
Brazil — 5.8%
Aracruz Celulose SA, ADR	3,900	$287,001
Braskem SA, ADR	7,800	146,874
Gerdau SA, ADR	27,400	718,428
Perdigao SA, ADR	5,200	228,332
Sadia SA, ADR	4,300	239,510
Ultrapar Participacoes SA	1,600	61,968
Votorantim Celulose e Papel SA, ADR	7,700	220,374
		1,902,487
Chile — 5.7%
Banco de Credito e Inversiones	2,492	77,959
Cementos Bio-Bio SA	17,765	51,581
Compania de Telecomunicaciones de Chile SA, ADR	18,700	153,901
Compania SudAmericana de Vapores SA*	32,487	82,575
Corpbanca SA, ADR	1,900	70,699
Cristalerias de Chile	4,091	57,592
Empresas CMPC SA	6,603	236,259
Empresas Copec SA	26,867	430,755
Enersis SA, ADR	29,100	516,234
Industrias Forestales SA	163,876	49,664
Madeco SA, ADR*	4,000	49,120
Masisa SA	353,117	86,303
		1,862,642
China — 2.6%
Bank of China, Ltd., H Shares	710,000	381,077
China Petroleum & Chemical Corp., A Shares	300	36,933
China Resources Enterprise, Ltd.	14,000	59,555
China Shipping Container Lines Co., Ltd.	130,200	100,549
China Unicom, Ltd.	42,000	86,927
Citic Pacific, Ltd.	27,000	172,371
Cosco Pacific, Ltd.	26,000	82,324
Denway Motors, Ltd.	138,000	80,640
PetroChina Co., Ltd.	1,700	314,687
Shanghai Industrial Holdings, Ltd.	19,000	95,008
		1,410,071
Czech Republic — 1.1%
Telefonica O2 Czech Republic AS	8,519	240,440
Unipetrol AS*	7,412	117,318
		357,758
Hungary — 3.2%
Egis Gyogyszergyar Nyrt.	2,283	297,422
Fotex Nyrt.*	10,261	59,250
MOL Hungarian Oil and Gas Nyrt.	2,700	436,050
Pannonplast Nyrt.*	1,365	70,930
RABA Automotive Holding Nyrt.*	4,692	71,522
Richter Gedeon Nyrt.	528	112,514
		1,047,688
India — 7.5%
Dr. Reddy's Laboratories, Ltd., ADR	10,400	170,144
ICICI Bank, Ltd., ADR	24,400	1,286,368
Reliance Industries, Ltd., GDR, 144A	7,815	894,817
Videsh Sanchar Nigam, Ltd., ADR	3,800	83,296
		2,434,625
Indonesia — 2.8%
PT Astra International Tbk	216,000	454,675
PT Bank Niaga Tbk	535,500	50,944
PT Bank Panin Indonesia Tbk*	422,000	32,302
PT Gudang Garam Tbk	102,500	105,358
PT Indofood Sukses Makmur Tbk	673,000	142,033
PT Medco Energi Internasional Tbk	254,000	115,265
		900,577
Israel — 3.2%
Bank Hapoalim B.M.	58,570	298,901
Bank Leumi Le-Israel	67,352	294,759
Clal Insurance Enterprise Holdings, Ltd.	1,809	47,060
Discount Investment Corp.	2,953	91,523
Elron Electronic Industries, Ltd.*	3,431	43,347
IDB Development Corp., Ltd.	1,389	46,750
Koor Industries, Ltd.	1,601	127,139
Mizrahi Tefahot Bank, Ltd.	6,560	48,910
Retalix, Ltd.*	2,522	46,893
		1,045,282
Korea — 11.8%
Cheil Industries, Inc.	1,340	89,611
Daegu Bank	2,880	53,342
Daelim Industrial Co., Ltd.	239	44,266
Daewoo Motor Sales Corp.	1,240	63,413
Daishin Securities Co.	1,020	33,771
Dongkuk Steel Mill Co., Ltd.	1,440	76,001
GS Holdings Corp.	1,000	56,931
Hana Financial Group, Inc.	2,990	140,981
Hanjin Shipping Co., Ltd.	1,860	91,460
Hankook Tire Co., Ltd.	1,300	26,635
Hanwha Chemical Corp.	1,590	41,959
Honam Petrochemical Corp.	640	105,600
Hynix Semiconductor, Inc.*	2,290	78,323
Hyosung Corp.	1,070	81,026
Hyundai Department Store Co., Ltd.	765	91,952
Hyundai Motor Co.	5,441	439,370
Hyundai Securities Co., Ltd.	1,730	40,360
Hyundai Steel Co.	1,280	107,978
KCC Corp.	90	54,975
Kia Motors Corp.*	5,780	78,633
Kookmin Bank, ADR	2,200	180,378
Korea Exchange Bank	3,270	53,062
Korean Air Lines Co., Ltd.	620	41,936
KT Freetel Co., Ltd.	3,000	108,835
LG Chem, Ltd.	930	97,558
LG Corp.	600	41,305
LG Dacom Corp.	2,090	63,375
LG Electronics, Inc.	1,144	106,881
Lotte Chilsung Beverage Co., Ltd.	40	61,017
Lotte Confectionery Co., Ltd.	20	34,792
LS Cable, Ltd.	680	84,707
Nong Shim Co., Ltd.	200	49,282
Pusan Bank	3,420	62,783
Samsung Corp.	3,630	266,950
Samsung Electronics Co., Ltd.	180	113,096
Samsung SDI Co., Ltd.	1,260	84,537
Shinhan Financial Group Co., Ltd., ADR	2,103	269,815
SK Corp.	295	62,859
SK Energy Co., Ltd.*	724	126,580
Ssangyong Cement Industrial Co., Ltd.*	3,330	60,221
Taihan Electric Wire Co., Ltd.	990	50,844
Woori Investment & Securities Co., Ltd.	1,450	41,037
		3,858,437
Malaysia — 3.5%
Affin Holdings Berhad	37,000	27,146
AMMB Holdings Berhad*	100,700	128,258
Batu Kawan Berhad	18,800	48,000
DRB-Hicom Berhad	44,100	24,849
EON Capital Berhad	12,900	25,932
Hong Leong Financial Group Berhad	26,900	45,787
IGB Corp. Berhad	98,300	79,909

	SHARES	VALUE
COMMON STOCKS (Continued)
Malaysia (Continued)
KLCC Property Holdings Berhad	72,000	71,841
MISC Berhad	67,700	194,706
Mulpha International Berhad*	89,600	37,339
Oriental Holdings Berhad	30,300	61,356
Pos Malaysia & Services Holdings Berhad*	38,700	34,299
PPB Group Berhad	36,700	99,087
Proton Holdings Berhad*	27,000	41,996
Sarawak Energy Bhd Berhad	74,900	51,655
Shell Refining Co. Berhad	8,600	27,762
TA Enterprise Berhad	92,600	39,948
YTL Corp. Berhad	51,400	113,133
		1,153,003
Mexico — 11.0%
Alfa, SAB	31,400	212,253
Cemex SAB de CV, ADR*	45,653	1,365,938
Coca-Cola Femsa, SAB de CV, ADR	3,000	128,730
Controladora Comercial Mexicana SA de CV	28,500	75,626
Empresas ICA SAB de CV, ADR*	8,400	201,600
Fomento Economico Mexicano, SAB de CV, ADR	16,800	628,320
Gruma SAB, ADR	6,700	87,837
Grupo Aeroportuario del Pacifico SA de CV	5,600	305,760
Grupo Aeroportuario del Sureste SAB de CV	1,900	94,278
Grupo Cementos de Chihuahua, SA de CV	8,700	53,239
Grupo Financiero Inbursa, SA de CV	120,900	289,740
Industrias CH, SA, Series B*	22,900	88,751
Organizacion Soriana SAB de CV	16,700	51,341
		3,583,413
Philippines — 0.9%
Filinvest Land, Inc.*	2,864,000	110,618
First Philippine Holdings Corp.	45,700	78,618
Metropolitan Bank & Trust Co.	56,000	69,612
Petron Corp.	390,000	49,345
		308,193
Poland — 4.0%
Agora SA	1,532	29,630
Asseco Poland SA	3,365	94,070
Bank Przemyslowo-Handlowy BPH	772	264,857
Echo Investment SA*	1,301	43,654
Grupa Lotos SA	4,590	77,698
Kredyt Bank SA	9,268	83,684
Orbis SA	4,225	117,872
Polski Koncern Naftowy Orlen SA*	28,637	599,202
		1,310,667
South Africa — 11.2%
AECI, Ltd.	6,832	81,902
African Rainbow Minerals, Ltd.	7,459	142,527
AVI, Ltd.	16,387	51,219
Barloworld, Ltd.	9,215	173,537
Caxton & CTP Publishers & Printers, Ltd.	18,814	47,842
DataTec, Ltd.*	6,000	30,968
Ellerine Holdings, Ltd.	2,180	23,410
Gold Fields, Ltd., ADR	25,900	468,531
Harmony Gold Mining Co., Ltd., ADR*	12,200	145,302
Imperial Holdings, Ltd.	3,638	68,194
JD Group, Ltd.	4,910	41,524
Liberty Group, Ltd.	8,197	104,221
Metropolitan Holdings, Ltd.	33,235	73,406
Mittal Steel South Africa, Ltd.	11,422	227,464
Nampak, Ltd.*	10,232	32,115
Nedbank Group, Ltd.	11,198	203,412
Pretoria Portland Cement Co., Ltd.	10,722	74,472
Sanlam, Ltd.	127,933	413,994
Sappi, Ltd., ADR	8,200	125,460
Sasol, ADR	18,600	799,614
Standard Bank Group, Ltd.	8,229	122,148
Steinhoff International Holdings, Ltd.	31,143	88,244
Telkom South Africa, Ltd., ADR	1,000	101,450
		3,640,956
Taiwan — 11.1%
BenQ Corp.*	138,000	70,406
Chang Hwa Commercial Bank	106,000	69,833
Chi Mei Optoelectronics Corp.	100,880	117,155
China Airlines	118,432	48,266
China Development Financial Holding Corp.	421,270	169,747
China Motor Corp.	39,195	35,910
China Petrochemical Development Corp.*	72,000	35,741
Chunghwa Picture Tubes, Ltd.*	257,000	73,237
CMC Magnetics Corp.*	165,000	73,816
E.Sun Financial Holding Co., Ltd.*	132,000	71,187
Elitegroup Computer System Co., Ltd.*	39,000	23,184
EVA Airways Corp.*	177,000	64,812
Evergreen Marine Corp.	38,000	32,894
Far Eastern Department Stores, Ltd.	89,440	101,951
Far Eastern International Bank*	77,000	34,330
First Financial Holding Co., Ltd.	114,240	81,738
Formosa Taffeta Co., Ltd.	67,000	76,167
Fubon Financial Holding Co., Ltd.	176,000	150,195
Gigabyte Technology Co., Ltd.	27,000	22,297
Goldsun Development & Construction Co., Ltd.	45,320	28,468
Hua Nan Financial Holdings Co., Ltd., C Shares	117,000	82,457
Inventec Co., Ltd.	36,000	22,503
King Yuan Electronics Co., Ltd.	40,000	25,678
Macronix International Co., Ltd.	61,054	37,790
Mega Financial Holding Co., Ltd.	408,000	257,539
Micro-Star International Co., Ltd.	69,945	70,727
Nanya Technology Corp.	87,000	58,649
Ritek Corp.*	130,000	45,810
Silicon Integrated Systems Corp.	52,000	23,980
SinoPac Financial Holdings Co., Ltd.	254,000	118,302
Tainan Spinning Co., Ltd.	56,000	31,230
Taishin Financial Holdings Co., Ltd.*	202,000	102,130
Taiwan Business Bank*	120,000	35,594
Taiwan Cooperative Bank	132,700	96,572
Taiwan Glass Industrial Corp.	64,664	70,539
Tatung Co., Ltd.*	185,000	96,369
Teco Electric & Machinery Co., Ltd.	49,000	28,903
Ton Yi Industrial Corp.	59,000	33,536
United Microelectronics Corp.(a)	884,000	520,080
Walsin Lihwa Corp.	149,000	73,964
Winbond Electronics Corp.	152,000	48,905
Yageo Corp.	61,000	25,421
Yang Ming Marine Transport	36,287	29,187
Yuen Foong Yu Paper Manufacturing Co., Ltd.	142,410	66,329
Yulon Motor Co., Ltd.	212,111	237,881
		3,621,409
Thailand — 3.3%
Bangkok Bank, PCL	109,000	368,899
Charoen Pokphand Foods, PCL	681,600	104,403
Krung Thai Bank, PCL	358,700	115,119
PTT Chemical, PCL	48,400	182,162
Siam Commercial Bank, PCL	40,000	92,195
Thai Union Frozen Products, PCL	68,600	48,435

	SHARES	VALUE
COMMON STOCKS (Continued)
Thailand (Continued)
Thanachart Capital, PCL	112,400	51,486
TMB Bank, PCL*	798,000	44,935
TPI Polene, PCL	113,900	53,834
		1,061,468
Turkey — 3.4%
Aksigorta AS	14,835	102,361
Dogan Sirketler Grubu Holding AS*	51,522	112,398
Eregli Demir ve Celik Fabrikalari TAS	23,839	222,601
Koc Holding AS*	16,295	85,504
Trakya Cam Sanayii AS	8,287	30,953
Turk Sise ve Cam Fabrikalari AS	18,372	91,089
Turkiye Is Bankasi	75,756	456,985
		1,101,891
TOTAL COMMON STOCKS (Identified Cost $27,674,465)		30,600,567

PREFERRED STOCK — 4.7%
Brazil — 4.7%
Acesita SA	2,100	91,275
Klabin SA	30,000	114,379
Metalurgica Gerdau SA	11,300	381,591
Suzano Papel e Celulose SA	10,000	160,675
Telemar Norte Leste SA, Class A	3,900	140,196
Usinas Siderurgicas de Minas Gerais SA, Class A	9,500	662,309
		1,550,425
TOTAL PREFERRED STOCK (Identified Cost $1,221,032)		1,550,425

RIGHTS — 0.0%
China — 0.0%
Dah Chong Hong (expiration 9/28/07)*(a)	1,080	0

TOTAL RIGHTS (Identified Cost $0)		0

SHORT-TERM INVESTMENTS — 1.4%
Other — 1.4%
SSgA Government Money Market Fund	82	82
SSgA Money Market Fund	450,594	450,594
		450,676
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $450,676)		450,676

Total Investments — 99.9% (Identified Cost $29,346,173)#		32,601,668

Cash and Other Assets, Less liabilities — 0.1%		30,121
Net Assets — 100.0%		$32,631,789

*	Non-income producing security.
(a)	Security was fair valued by management. Total market value for the investment is $520,080, which represents 1.59% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $29,346,173. Net unrealized appreciation aggregated $3,255,495 of which $3,891,283 related to appreciated investment securities and $635,788 related to depreciated investment securities.

SA Emerging Markets Fund

Portfolio Country Allocation (% of portfolio market value)

Other	22.8%
Korea	11.8%
South Africa	11.2%
Taiwan	11.1%
Mexico	11.0%
Brazil	10.6%
India	7.5%
Chile	5.7%
China	4.3%
Poland	4.0%

Total	100.0%

SA Emerging Markets Fund

Ten Largest Industry Holdings at September 30, 2007

(% of portfolio net assets):

Industry	Percentage
Banks	15.4
Oil & Gas	11.2
Diversified Operations	8.9
Steel	7.9
Construction Materials	7.6
Auto & Related	5.2
Paper & Related Products	4.9
Electronics	4.2
Food & Beverages	3.7
Telecommunications	3.4

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 98.8%
Real Estate Investment Trusts — 98.8%
Acadia Realty Trust	3,800	$103,094
Agree Realty Corp.	600	18,804
Alexander’s, Inc.*	600	231,300
Alexandria Real Estate Equities, Inc.	3,500	336,910
AMB Property Corp.	9,991	597,562
American Campus Communities, Inc.	2,800	82,012
American Financial Realty Trust	15,100	121,555
American Land Lease, Inc.	600	13,482
Apartment Investment & Management Co.	10,215	461,003
Archstone-Smith Trust	7,900	475,106
Ashford Hospitality Trust	10,500	105,525
Associated Estates Realty Corp.	1,400	18,256
AvalonBay Communities, Inc.	8,731	1,030,782
BioMed Realty Trust, Inc.	6,600	159,060
Boston Properties, Inc.	11,011	1,144,043
Brandywine Realty Trust	8,100	205,011
BRE Properties, Inc.	6,050	338,376
Camden Property Trust	5,900	379,075
CBL & Associates Properties, Inc.	7,200	252,360
Cedar Shopping Centers, Inc.	4,600	62,652
Colonial Properties Trust	5,625	192,938
Corporate Office Properties Trust	5,500	228,965
Cousins Properties, Inc.	5,800	170,288
Developers Diversified Realty Corp.	11,200	625,744
DiamondRock Hospitality Co.	11,124	193,669
Digital Realty Trust, Inc.	7,310	287,941
Douglas Emmett, Inc.	11,100	274,503
Duke Realty Corp.	12,998	439,462
EastGroup Properties, Inc.	2,900	131,254
Education Realty Trust, Inc.	2,800	37,800
Entertainment Properties Trust	3,300	167,640
Equity Inns, Inc.	2,600	58,708
Equity Lifestyle Properties, Inc.	2,900	150,220
Equity One, Inc.	7,800	212,160
Equity Residential	22,200	940,392
Essex Property Trust, Inc.	2,900	340,953
Extra Space Storage, Inc.	7,100	109,269
Federal Realty Investment Trust	6,351	562,699
FelCor Lodging Trust, Inc.	7,400	147,482
Feldman Mall Properties, Inc.	500	3,780
First Industrial Realty Trust, Inc.	5,300	206,011
First Potomac Realty Trust	2,700	58,860
General Growth Properties, Inc.	18,006	965,482
Glimcher Realty Trust	3,700	86,950
GMH Communities Trust	4,900	37,975
Hersha Hospitality Trust	4,700	46,530
Home Properties, Inc.	3,800	198,284
Hospitality Properties Trust	11,300	459,345
Host Hotels & Resorts, Inc.	38,970	874,487
HRPT Properties Trust	13,600	134,504
Inland Real Estate Corp.	6,900	106,881
Kilroy Realty Corp.	3,700	224,331
Kimco Realty Corp.	17,700	800,217
Kite Realty Group Trust	3,200	60,160
LaSalle Hotel Properties	4,700	197,776
Lexington Realty Trust	7,500	150,075
Liberty Property Trust	7,885	317,056
Mack-Cali Realty Corp.	7,000	287,700
Maguire Properties, Inc.	5,200	134,316
Mid-America Apartment Communities, Inc.	3,000	149,550
Mission West Properties, Inc.	2,200	26,730
Monmouth Real Estate Investment Corp., Class A	1,704	14,348
National Retail Properties, Inc.	7,400	180,412
One Liberty Properties, Inc.	1,000	19,450
Parkway Properties, Inc.	1,900	83,866
Pennsylvania Real Estate Investment Trust	4,500	175,230
Post Properties, Inc.	5,100	197,370
ProLogis	18,300	1,214,205
PS Business Parks, Inc.	2,500	142,125
Public Storage	14,253	1,120,998
Ramco-Gershenson Properties Trust	2,000	62,480
Realty Income Corp.	10,500	293,475
Regency Centers Corp.	7,200	552,600
Republic Property Trust	1,300	19,071
Saul Centers, Inc.	2,100	108,150
Senior Housing Properties Trust	8,900	196,334
Simon Property Group, Inc.	16,638	1,663,800
SL Green Realty Corp.	7,000	817,390
Sovran Self Storage, Inc.	2,500	114,600
Strategic Hotels & Resorts, Inc.	7,900	162,661
Sun Communities, Inc.	1,800	54,144
Sunstone Hotel Investors, Inc.	7,300	187,172
Supertel Hospitality, Inc.	2,197	16,565
Tanger Factory Outlet Centers, Inc.	3,500	142,065
Taubman Centers, Inc.	6,223	340,709
The Macerich Co.	8,428	738,124
U-Store-It Trust	6,500	85,800
UDR, Inc.	11,100	269,952
UMH Properties, Inc.	700	9,744
Urstadt Biddle Properties	900	14,904
Urstadt Biddle Properties, Class A	1,800	27,846
Vornado Realty Trust	13,163	1,439,374
Washington Real Estate Investment Trust	5,500	182,490
Weingarten Realty Investors	8,600	356,556
Winthrop Realty Trust	7,400	49,802
		27,988,867
TOTAL COMMON STOCKS (Identified Cost $29,422,722)		27,988,867

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	277	277
SSgA Money Market Fund	239,902	239,902
		240,179
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $240,180)		240,179

Total Investments — 99.6% (Identified Cost $29,662,902)#		28,229,046

Cash and Other Assets, Less liabilities — 0.4%		99,956
Net Assets — 100.0%		$28,329,002

#

At September 30, 2007 the aggregate cost of investment securities for income tax purposes was $29,662,902. Net unrealized depreciation aggregated $1,433,856 of which $238,622 related to appreciated investment securities and $1,672,478 related to depreciated investment securities.

*	Non-income producing security

SA Real Estate Securities Fund

Portfolio Sectors (% of portfolio market value)

Regional Malls & Shopping Centers	28.5%
Apartments	17.6%
Office Property	14.8%
Industrials	14.5%
Diversified	11.1%
Lodging	9.2%
Single Tenant	2.7%
Other	0.9%
Health Care	0.7%

Total	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security
#	Total or Partial Securities on Loan
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of September 30, 2007.
–	Amounts designated as – are either zero or rounded to zero.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

		Value†

AFFILIATED INVESTMENT COMPANIES - (99.9%)

Investment in The Continental Small Company Series of The DFA Investment Trust Company		$2,056,367,653

Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,265,939,263

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,124,359,699

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,008,984,734

Investment in The Canadian Small Company Series of The DFA Investment Trust Company		182,504,707

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,998,035,721)		5,638,156,056

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.69%, 10/01/07
(Collateralized by $4,590,000 FHLMC 6.50%, 12/01/36, valued
at $3,785,271) to be repurchased at $3,829,496 (Cost $3,828,000)	$3,828	3,828,000

TOTAL INVESTMENTS - (100.0%) (Cost $4,001,863,721)##		$5,641,984,056

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At September 30, 2007, the Fund consists of forty-seven operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.  The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

At September 30, 2007, the total cost of securities for federal income tax purposes was $4,002,025,893.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.8%)
Consumer Discretionary — (16.1%)
#	ABILIT Corp.	110,900	$227,026
#	Aeon Fantasy Co., Ltd.	62,032	1,046,645
	Ahresty Corp.	77,200	1,434,533
#	Ai Holdings Corp.	187,600	950,304
	Aichi Machine Industry Co., Ltd.	292,000	730,542
	Aigan Co., Ltd.	63,200	481,313
	Aisan Industry Co., Ltd.	191,300	2,314,682
#	Akebono Brake Industry Co., Ltd.	386,000	2,467,391
#	Akindo Sushiro Co., Ltd.	18,400	537,410
#	Alpha Corp.	31,700	649,855
	Alpine Electronics, Inc.	237,300	3,486,389
#	Amiyaki Tei Co., Ltd.	245	560,814
	Amuse, Inc.	25,000	443,226
#	Anrakutei Co., Ltd.	50,000	338,260
#	AOI Advertising Promotion, Inc.	39,000	223,946
	AOKI Holdings, Inc.	166,900	3,288,456
	Araya Industrial Co., Ltd.	209,000	570,120
#	Arealink Co., Ltd.	3,000	1,323,943
# *	Asahi Tec Corp.	854,000	910,015
	Ashimori Industry Co., Ltd.	182,000	338,522
	Asti Corp.	50,000	218,337
# *	Atom Corp.	133,200	513,877
	Atsugi Co., Ltd.	719,000	935,035
	Aucnet, Inc.	31,600	635,256
	Autobacs Seven Co., Ltd.	28,900	748,750
#	Avex Group Holdings, Inc.	155,500	2,023,409
# *	Banners Co., Ltd.	86,000	26,167
#	Belluna Co., Ltd.	194,060	1,965,718
#	Best Denki Co., Ltd.	280,500	1,984,051
	Bookoff Corp.	65,000	679,228
	Calsonic Kansei Corp.	458,000	1,784,065
	Catena Corp.	92,000	175,707
# *	Cecile Co., Ltd.	102,600	337,366
#	Chiyoda Co., Ltd.	145,000	2,080,304
	Chofu Seisakusho Co., Ltd.	127,700	2,217,139
*	Chori Co., Ltd.	597,000	666,420
	Chuo Corp.	81,000	227,842
	Chuo Spring Co., Ltd.	210,000	825,180
	Circle K Sunkus Co., Ltd.	52,400	812,713
#	Clarion Co., Ltd.	933,000	1,207,096

#	Cleanup Corp.	160,000	$1,106,347
#	Colowide Co., Ltd.	205,450	956,047
# *	Columbia Music Entertainment, Inc.	477,000	396,961
	Corona Corp.	101,200	1,542,864
	Cross Plus, Inc.	22,000	250,520
#	Culture Convenience Club Co., Ltd.	463,900	1,605,208
#	Cybozu, Inc.	1,538	450,919
#	D&M Holdings, Inc.	314,000	974,353
	Daido Kogyo Co., Ltd.	145,000	428,720
#	Daido Metal Co., Ltd.	147,000	968,360
#	Daidoh, Ltd.	129,000	1,647,211
	Daifuku Co., Ltd.	75,000	852,497
#	Daikoku Denki Co., Ltd.	50,700	683,005
#	Daikyo, Inc.	283,236	909,730
	Daimaruenawin Co., Ltd	400	2,275
	Dainichi Co., Ltd.	59,200	475,393
	Daisyo Corp.	74,200	995,033
# *	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	96,047
#	Daiwa Seiko, Inc.	444,000	797,575
#	Daiwabo Co., Ltd.	478,000	944,949
	DCM Japan Holdings Co., Ltd.	95,800	726,073
#	Descente, Ltd.	270,000	1,351,828
# *	DIA Kensetsu Co., Ltd.	284,800	128,322
	Don Quijote Co., Ltd.	46,900	964,622
#	Doshisha Co., Ltd.	66,600	1,103,223
#	Doutor Coffee Co., Ltd.	92,700	1,693,929
	Dynic Corp.	127,000	284,406
#	Eagle Industry Co., Ltd.	170,000	2,353,162
# *	Econach Co., Ltd.	177,000	176,437
	Edion Corp.	74,000	821,886
*	Edosawa Co., Ltd.	12,000	22,177
	Eikoh, Inc.	41,800	156,953
	Exedy Corp.	126,600	3,925,465
#	Ezaki Glico Co., Ltd.	89,000	996,823
	F&A Aqua Holdings, Inc.	62,238	427,963
	Fine Sinter Co., Ltd.	49,000	190,007
#	Foster Electric Co., Ltd.	84,100	1,497,370
#	France Bed Holdings Co., Ltd.	826,000	1,191,562
#	Fuji Co., Ltd.	120,400	2,044,531
	Fuji Corp., Ltd.	117,000	398,995
#	Fuji Kiko Co., Ltd.	151,000	361,240
#	Fuji Kyuko Co., Ltd.	378,000	1,759,321
	Fuji Oozx, Inc.	6,000	26,234
# *	Fujibo Holdings, Inc.	332,000	453,854
*	Fujii & Co., Ltd.	44,000	383
	Fujikura Rubber, Ltd.	74,000	506,694
#	Fujita Kanko, Inc.	422,000	3,519,382
	Fujitsu Business Systems, Ltd.	90,900	1,516,217
*	Fujitsu General, Ltd.	348,000	2,076,552
# *	Furukawa Battery Co., Ltd.	73,000	103,294
	G-7 Holdings, Inc.	29,200	164,832
*	Gajoen Kanko	37,000	—

#	Gakken Co., Ltd.	363,000	$1,097,981
#	Genki Sushi Co., Ltd.	19,200	218,981
#	GEO Co., Ltd.	762	1,575,950
	Global-Dining, Inc.	13,300	45,701
*	Goldwin, Inc.	175,000	275,907
#	Gourmet Kineya Co., Ltd.	68,000	543,183
# *	GSI Creos Corp.	194,000	202,102
	Gulliver International Co., Ltd.	36,120	1,704,750
	Gunze, Ltd.	154,000	756,527
	Happinet Corp.	37,000	459,500
#	Haruyama Trading Co., Ltd.	49,900	415,720
	Heiwa Corp.	48,100	565,304
	Himaraya Co., Ltd.	38,300	182,731
#	HIS Co., Ltd.	118,200	2,219,051
#	Hitachi Powdered Metal Co., Ltd.	97,000	459,354
	Horipro, Inc.	48,200	544,203
	I Metal Technology Co., Ltd.	153,000	430,923
# *	Ichida & Co., Ltd.	60,400	64,371
	Ichikawa Co., Ltd.	63,000	251,792
#	Ichikoh Industries, Ltd.	296,000	760,430
#	Imasen Electric Industrial Co., Ltd.	55,800	918,565
	Imperial Hotel, Ltd.	4,300	296,625
#	Impress Holdings, Inc.	1,124	174,822
	Inaba Seisakusho Co., Ltd.	62,400	981,961
	Ishizuka Glass Co., Ltd.	109,000	265,211
*	Izuhakone Railway Co., Ltd.	300	14,104
# *	Izutsuya Co., Ltd.	350,000	370,175
# *	J Front Retailing Co., Ltd.	529,077	5,204,867
#	Janome Sewing Machine Co., Ltd.	668,000	729,261
#	Japan Vilene Co., Ltd.	229,000	1,299,705
#	Jeans Mate Corp.	38,208	321,325
	Jidosha Buhin Kogyo Co., Ltd.	67,000	365,931
# *	Joban Kosan Co., Ltd.	226,000	368,914
	Joint Corp.	20,600	547,017
#	Joshin Denki Co., Ltd.	201,000	1,402,698
#	Juki Corp.	455,000	4,311,959
	Juntendo Co., Ltd.	35,000	53,652
	Jyomo Co., Ltd.	186,000	280,434
	Kabuki-Za Co., Ltd.	39,000	1,633,036
#	Kadokawa Holdings, Inc.	94,400	2,327,318
	Kanto Auto Works, Ltd.	243,500	3,273,979
	Kasai Kogyo Co., Ltd.	119,000	414,804
	Kato Sangyo Co., Ltd.	130,700	1,713,157
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	465,037
# *	Kawashima Selkon Textiles Co., Ltd.	289,000	393,374
	Kayaba Industry Co., Ltd.	763,000	3,645,052
	Keihin Corp.	36,200	684,898
	Keiiyu Co., Ltd.	68,200	388,528
#	Keiyo Co., Ltd.	200400	1,055,374
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,497,156
#	Kenwood Corp.	1,294,000	1,816,429

	Kinki Nippon Tourist Co., Ltd.	304,000	$585,861
# *	Kinugawa Rubber Industrial Co., Ltd.	203,000	248,100
#	Kisoji Co., Ltd.	89,300	1,654,563
	Koekisha Co., Ltd.	13,600	239,681
#	Kohnan Shoji Co., Ltd.	94,100	1,188,608
#	Kojima Co., Ltd.	130,100	785,570
	Komatsu Seiren Co., Ltd.	148,000	762,778
	Komeri Co., Ltd.	36,800	988,459
#	Konaka Co., Ltd.	107,760	816,633
# *	Kosugi Sangyo Co., Ltd.	416,000	140,501
*	Kura Corp.	58	123,962
	Kurabo Industries, Ltd.	879,000	2,181,555
	Kuraudia Co., Ltd.	4,800	51,361
	Kuroganeya Co., Ltd.	14,000	56,268
	K’s Holdings Corp.	137,572	2,991,550
#	Kyoritsu Maintenance Co., Ltd.	50,960	922,043
#	Kyoto Kimono Yuzen Co., Ltd.	572	502,082
	Kyowa Leather Cloth Co., Ltd.	75,400	426,003
# *	Laox Co., Ltd.	206,000	220,376
#	Look, Inc.	102,000	195,642
#	Maezawa Kyuso Industries Co., Ltd.	51,700	943,903
# *	Magara Construction Co., Ltd.	135,000	186,023
# *	Mamiya-Op Co., Ltd.	285,000	228,042
#	Marche Corp.	23,000	193,597
#	Mars Engineering Corp.	77,900	1,427,018
	Marubeni Telecom Co., Ltd.	207	162,206
#	Maruei Department Store Co., Ltd.	136,000	389,343
*	Maruishi Holdings Co., Ltd.	214,000	1,863
# *	Maruzen Co., Ltd. (6569583)	329,000	451,186
	Maruzen Co., Ltd. (6573498)	46,000	238,930
	Matsumotokiyoshi Co., Ltd.	37,400	694,481
#	Matsuya Co., Ltd.	189,000	3,098,677
#	Matsuya Foods Co., Ltd.	66,600	796,731
	Meiwa Industry Co., Ltd.	38,000	103,665
#	Mikuni Corp.	114,000	412,738
# *	Misawa Homes Holdings, Inc.	128,100	1,170,307
	Misawa Resort Co., Ltd.	194,000	785,401
	MISUMI Group, Inc.	65,100	1,102,619
	Mitsuba Corp.	155,690	1,027,225
#	Mitsui Home Co., Ltd.	228,000	1,314,475
	Miyuki Keori Co., Ltd.	106,000	313,709
#	Mizuno Corp.	462,000	2,575,460
#	MOS Food Services, Inc.	113,000	1,550,779
#	MR Max Corp.	127,200	595,188
	Mutow Co., Ltd.	79,400	284,949
# *	Naigai Co., Ltd.	236,000	223,272
#	Nexyz Corp.	3,700	144,490
	Nice Corp.	409,000	1,271,370
#	Nichimo Corp.	667,000	462,005
	Nichirei Corp.	206,000	943,698
#	Nidec Copal Corp.	202,800	2,300,584
#	Nidec Tosok Corp.	62,600	414,562

#	Nihon Eslead Corp.	53,048	$700,175
	Nihon Tokushu Toryo Co., Ltd.	56,000	276,913
#	Nihon Unisys, Ltd.	51,700	635,976
	Nikko Travel Co., Ltd.	12,200	54,880
	Nippon Felt Co., Ltd.	69,000	403,686
#	Nippon Piston Ring Co., Ltd.	262,000	492,637
	Nippon Restaurant System, Inc.	51,800	1,616,005
	Nippon Seiki Co., Ltd.	155,000	3,971,695
	Nishimatsuya Chain Co., Ltd.	228,900	2,893,772
	Nissan Shatai Co., Ltd.	537,000	3,292,888
#	Nissen Co., Ltd.	213,100	1,220,089
	Nittan Valve Co., Ltd.	85,000	613,881
	Nitto Kako Co., Ltd.	98,000	91,878
*	Nitto Seimo Co., Ltd.	50,000	56,856
	Noritake Co., Ltd.	557,000	2,651,219
#	Noritsu Koki Co., Ltd.	121,100	2,447,574
# *	Omikenshi Co., Ltd.	176,000	151,183
*	Orient Watch Co., Ltd.	12,000	4,283
	Pacific Industrial Co., Ltd.	187,000	956,178
#	PanaHome Corp.	546,000	3,454,480
#	Parco Co., Ltd.	285,000	3,788,787
#	Paris Miki, Inc.	191,900	2,605,650
	Piolax, Inc.	45,600	941,220
	Press Kogyo Co., Ltd.	385,000	1,591,415
	Q.P. Corp.	103,100	941,662
# *	Renown, Inc.	162,800	1,215,238
	Resorttrust, Inc.	178,608	3,791,678
#	Rhythm Watch Co., Ltd.	454,000	650,322
#	Right On Co., Ltd.	103,225	1,105,813
#	Riken Corp.	368,000	1,843,422
#	Ringer Hut Co., Ltd.	76,800	953,243
	Roland Corp.	90,700	2,514,026
#	Round One Corp.	1,227	2,704,938
#	Royal Co., Ltd.	142,000	1,677,379
#	Sagami Chain Co., Ltd.	78,000	758,571
	Sagami Co., Ltd.	80,000	138,979
	Sagami Rubber Industries Co., Ltd.	15,000	44,522
#	Saint Marc Holdings Co., Ltd.	38,300	1,470,516
	Saizeriya Co., Ltd.	176,900	2,672,584
#	Sakai Ovex Co., Ltd.	205,000	307,087
#	Sanden Corp.	499,000	2,777,044
#	Sanei-International Co., Ltd.	61,800	1,232,530
	Sankyo Seiko Co., Ltd.	209,000	774,859
#	Sanoh Industrial Co., Ltd.	118,000	957,844
#	Sanrio Co., Ltd.	291,900	3,011,153
*	Sansui Electric Co., Ltd.	4,135,000	358,524
	Sanyo Housing Nagoya Co., Ltd.	363	400,815
#	Sanyo Shokai, Ltd.	474,000	3,478,716
	Seiko Holdings Corp.	401,407	2,359,796
#	Seiren Co., Ltd.	221,000	1,453,176
	Senshukai Co., Ltd.	164,000	2,056,601
	Shikibo, Ltd.	421,000	493,084

	Shimachu Co., Ltd.	40,500	$1,067,992
	Shinyei Kaisha	96,000	193,923
#	Shiroki Co., Ltd.	310,000	722,000
#	Shobunsha Publications, Inc.	53,500	502,051
#	Shochiku Co., Ltd.	449,000	3,436,063
	Showa Corp.	254,100	3,017,589
*	Showa Rubber Co., Ltd.	41,300	33,277
*	Silver Ox, Inc.	50,000	92,130
# *	Silver Seiko, Ltd.	1,091,000	444,522
#	Simree Co., Ltd.	41,000	164,878
	SK Japan Co., Ltd.	17,550	70,944
	SKY Perfect JSAT Corp.	4,196	1,796,787
	SNT Corp.	96,300	609,636
*	Sofmap Co., Ltd.	43,100	152,986
	Soft99 Corp.	73,400	536,689
# *	Solid Group Holdings Co., Ltd.	710,600	221,892
	Sotoh Co., Ltd.	51,000	588,112
	SPK Corp.	16,800	221,132
#	Suminoe Textile Co., Ltd.	267,000	634,627
	Suzutan Co., Ltd.	26,200	86,464
# *	SxL Corp.	493,000	286,683
	Tachikawa Corp.	50,800	351,710
#	Tachi-S Co., Ltd.	122,640	967,684
	Takamatsu Corp.	135,500	1,903,451
#	Taka-Q Co., Ltd.	73,500	171,720
#	Take and Give. Needs Co., Ltd.	1,213	225,020
#	Tasaki Shinju Co., Ltd.	116,000	461,511
	Taya Co., Ltd.	5,000	37,800
	TBK Co., Ltd.	90,000	365,430
	TDF Corp.	27,000	70,024
	Tecmo, Ltd.	79,800	1,120,109
#	Teikoku Piston Ring Co., Ltd.	111,000	997,091
	Teikoku Sen-I Co., Ltd.	80,000	307,708
	Telepark Corp.	146	155,798
# *	Ten Allied Co., Ltd.	50,000	167,702
	Tenma Corp.	111,000	1,905,550
	The Japan General Estate Co., Ltd.	121,900	1,955,384
	The Japan Wool Textile Co., Ltd.	316,000	2,545,215
	Tigers Polymer Corp.	59,000	374,242
#	Toabo Corp.	219,000	206,958
#	Toei Co., Ltd.	438,000	2,267,680
# *	Tohoku Misawa Homes Co., Ltd.	37,500	131,450
*	Tokai Kanko Co., Ltd.	286,999	129,806
	Tokai Senko K.K., Nagoya	102,000	131,841
# *	Tokyo Dome Corp.	671,000	3,615,377
	Tokyo Kaikan Co., Ltd.	12,000	57,364
	Tokyo Soir Co., Ltd.	49,000	143,881
	Tokyo Style Co., Ltd.	354,000	3,672,723
#	Tokyotokeiba Co., Ltd.	971,000	2,495,084
	Tokyu Recreation Co., Ltd.	77,000	457,789
#	Tomy Co., Ltd.	321,793	1,702,955
# *	Tonichi Carlife Group, Inc.	108,000	101,321

	Toppan Forms Co., Ltd.	50,500	$508,104
	Topre Corp.	185,000	1,643,612
*	Tosco Co., Ltd.	81,000	280,662
	Totenko Co., Ltd.	57,000	123,145
#	Touei Housing Corp.	92,440	891,220
#	Toyo Radiator Co., Ltd.	260,000	1,454,655
#	Toyo Tire & Rubber Co., Ltd.	730,000	4,241,386
#	Tsukamoto Co., Ltd.	67,000	98,688
	Tsutsumi Jewelry Co., Ltd.	69,300	1,678,086
#	Unitika, Ltd.	1,673,000	1,986,638
	U-Shin, Ltd.	97,000	420,230
*	Verite Co., Ltd.	24,000	41,592
*	Victor Co. of Japan, Ltd.	403,000	896,175
	Watabe Wedding Corp.	29,500	436,843
#	Watami Food Service Co., Ltd.	144,800	2,235,571
	Wondertable, Ltd.	97,000	115,267
#	Xebio Co., Ltd.	32,200	783,822
#	Yamatane Corp.	338,000	398,340
	Yamato International, Inc.	43,000	297,107
	Yellow Hat, Ltd., Tokyo	75,600	534,889
	Yokohama Reito Co., Ltd.	179,000	1,386,206
#	Yomiuri Land Co., Ltd.	276,000	1,200,743
	Yonex Co., Ltd.	41,000	243,360
#	Yorozu Corp.	75,400	963,969
	Yoshimoto Kogyo Co., Ltd.	120,000	1,729,944
#	Yoshinoya D&C Co., Ltd.	2,227	3,597,285
#	Zenrin Co., Ltd.	134,000	3,347,541
#	Zensho Co., Ltd.	381,800	3,846,778
Total Consumer Discretionary			336,811,779

Consumer Staples — (6.8%)
#	Aderans Holdings Co., Ltd.	146,350	3,054,729
	Ahjikan Co., Ltd.	10,500	77,445
#	Ariake Japan Co., Ltd.	116,800	2,402,218
#	Asahi Soft Drinks Co., Ltd.	186,500	2,802,944
	Calpis Co., Ltd.	281,000	3,378,927
	Cawachi, Ltd.	83,400	2,238,368
	CFS Corp.	90,500	323,239
#	Chubu Shiryo Co., Ltd.	91,000	911,780
	Chuo Gyorui Co., Ltd.	93,000	280,679
	Coca-Cola Central Japan Co., Ltd.	311	2,389,497
	CVS Bay Area, Inc.	55,000	102,854
#	DyDo Drinco, Inc.	57,200	2,274,706
	Echo Trading Co., Ltd.	11,000	104,044
	Ensuiko Sugar Refining Co., Ltd.	103,000	205,692
#	Fancl Corp.	244,600	3,181,163
# *	First Baking Co., Ltd.	140,000	173,531
#	Fuji Oil Co., Ltd.	304,700	2,252,823
	Fujicco Co., Ltd.	121,600	1,335,300
# *	Fujiya Co., Ltd.	564,000	975,338
	Hagoromo Foods Corp.	41,000	375,167
	Harashin Narus Holdings Co., Ltd.	63,100	738,398

# *	Hayashikane Sangyo Co., Ltd.	267,000	$259,505
	Heiwado Co., Ltd.	209,000	3,322,712
# *	Hohsui Corp.	120,000	157,003
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	518,182
#	Hokuto Corp.	113,300	1,863,984
#	Inageya Co., Ltd.	179,000	1,419,863
	Itochu-Shokuhin Co., Ltd.	44,300	1,359,718
	Itoham Foods, Inc.	729,000	2,968,296
	Izumiya Co., Ltd.	300,000	1,680,958
	J-Oil Mills, Inc.	563,000	1,524,461
	Kameda Seika Co., Ltd.	71,800	963,284
	Kasumi Co., Ltd.	216,000	1,106,640
#	Katokichi Co., Ltd.	549,300	2,513,733
#	Key Coffee, Inc.	78,700	1,138,982
#	Kibun Food Chemifa Co., Ltd.	95,000	961,937
#	Kirindo Co., Ltd.	22,800	166,215
#	Kyodo Shiryo Co., Ltd.	313,000	415,516
#	Kyokuyo Co., Ltd.	380,000	669,712
#	Life Corp.	188,900	2,553,112
	Mandom Corp.	84,400	2,062,382
	Marudai Food Co., Ltd.	454,000	1,616,105
#	Maruha Group, Inc.	1,249,000	2,039,120
	Maruya Co., Ltd.	14,000	41,143
	Maxvalu Tohok Co., Ltd.	18,200	158,980
	Maxvalu Tokai Co., Ltd.	61,000	902,029
#	Meito Sangyo Co., Ltd.	79,900	1,791,854
	Mercian Corp.	424,000	927,707
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,109,406
#	Milbon Co., Ltd.	43,940	1,247,561
	Ministop Co., Ltd.	100,000	1,782,084
#	Mitsui Sugar Co., Ltd.	477,850	1,683,167
	Miyoshi Oil & Fat Co., Ltd.	246,000	391,068
#	Morinaga & Co., Ltd.	933,000	2,050,188
	Morinaga Milk Industry Co., Ltd.	875,000	3,494,764
#	Morishita Jinton Co., Ltd.	47,800	118,491
	Morozoff, Ltd.	110,000	322,308
#	Nagatanien Co., Ltd.	121,000	917,052
#	Nakamuraya Co., Ltd.	208,000	1,043,689
#	Nichimo Co., Ltd.	112,000	194,559
	Nichiro Corp.	494,000	684,502
#	Nihon Chouzai Co., Ltd.	23,000	346,838
	Niitaka Co., Ltd.	7,260	59,934
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,236,338
	Nippon Flour Mills Co., Ltd.	620,000	2,279,211
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	346,341
	Nippon Suisan Kaisha, Ltd.	166,000	874,105
	Nissin Sugar Manufacturing Co., Ltd.	152,000	273,196
	Nitto Flour Milling Co., Ltd.	64,000	210,839
	Oenon Holdings, Inc.	201,000	429,036
	Oie Sangyo Co., Ltd.	20,900	161,768
	Okuwa Co., Ltd.	156,000	1,991,659
	Olympic Corp.	66,700	430,629

	Oriental Yeast Co., Ltd.	103,000	$587,046
	Pietro Co., Ltd.	10,300	89,585
#	Pigeon Corp.	69,600	1,164,404
	Poplar Co., Ltd.	25,760	168,612
*	Posful Corp.	58,800	212,220
*	Prima Meat Packers, Ltd.	724,000	798,032
	Riken Vitamin Co., Ltd.	81,400	2,121,502
	Rock Field Co., Ltd.	42,100	611,174
#	Ryoshoku, Ltd.	157,300	3,681,047
	S Foods, Inc.	103,500	882,658
#	Sakata Seed Corp.	175,600	2,361,463
	Seijo Corp.	33,600	685,843
# *	Seiyu, Ltd.	1,479,000	1,089,496
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	961,785
	Shoei Foods Corp.	44,000	220,981
#	Showa Sangyo Co., Ltd.	620,000	1,502,028
#	Snow Brand Milk Products Co., Ltd.	924,500	2,826,887
	Snow Brand Seed Co., Ltd.	30,000	108,713
#	Sogo Medical Co., Ltd.	23,500	586,117
	Sonton Food Industry Co., Ltd.	43,000	378,486
#	Sotetsu Rosen Co., Ltd.	70,000	271,585
	Starzen Corp.	286,000	650,337
#	Sugi Pharmacy Co., Ltd.	203,700	4,949,389
#	T.Hasegawa Co., Ltd.	142,700	2,685,668
	Takara Holdings, Inc.	365,000	2,138,686
# *	The Maruetsu, Inc.	428,000	2,308,941
#	The Nisshin Oillio Group, Ltd.	601,000	2,541,777
	Three F Co., Ltd.	17,700	116,089
#	Tobu Store Co., Ltd.	220,000	723,676
	Toho Co., Ltd.	162,000	524,466
#	Tohto Suisan Co., Ltd.	120,000	276,767
	Tokyu Store Chain Corp.	240,000	1,035,674
	Torigoe Co., Ltd.	80,000	563,051
*	Toyo Sugar Refining Co., Ltd.	157,000	164,636
	Tsukiji Uoichiba Co., Ltd.	57,000	108,029
	Tsuruha Holdings, Inc.	46,400	1,548,113
	U. Store Co., Ltd.	63,600	469,101
#	Unicafe, Inc.	14,260	196,306
#	Unicharm Petcare Corp.	50,000	2,220,936
	Unimat Offisco Corp.	87,400	1,028,662
#	Valor Co., Ltd.	178,400	1,929,025
	Warabeya Nichiyo Co., Ltd.	52,760	770,424
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	446,590
#	Yaoko Co., Ltd.	70,900	1,839,625
#	Yomeishu Seizo Co., Ltd.	102,000	1,075,137
	Yonekyu Corp.	100,500	1,032,006
	Yuasa Funashoku Co., Ltd.	112,000	288,242
#	Yukiguni Maitake Co., Ltd.	77,180	238,343
	Yutaka Foods Corp.	6,000	83,553
Total Consumer Staples			142,623,621

Energy — (1.1%)
#	AOC Holdings, Inc.	121,800	$1,973,721
#	BP Castrol K.K.	69,800	230,414
# *	Fuji Kosan Co., Ltd.	264,000	383,527
	Itochu Enex Co., Ltd.	330,300	2,231,242
	Japan Oil Transportation Co., Ltd.	79,000	199,284
	Kanto Natural Gas Development Co., Ltd.	202,000	1,266,461
#	Kyoei Tanker Co., Ltd.	115,000	536,943
#	Mitsuuroko Co., Ltd.	234,200	1,657,985
#	Modec, Inc.	130,400	4,694,058
#	Nippon Gas Co., Ltd.	153,000	1,559,258
	Nippon Seiro Co., Ltd.	64,000	237,901
	Sala Corp.	121,000	629,545
	San-Ai Oil Co., Ltd.	266,000	1,237,012
#	Shinko Plantech Co., Ltd.	159,000	2,294,493
	Sinanen Co., Ltd.	266,000	1,351,563
#	Toa Oil Co., Ltd.	369,000	576,645
#	Toyo Kanetsu K.K.	478,000	1,076,827
Total Energy			22,136,879

Financials — (6.3%)
#	Azel Corp.	214,000	577,491
	Bank of the Ryukyus, Ltd.	125,080	1,628,883
#	Central Finance Co., Ltd.	341,000	828,061
#	Century Leasing System, Inc.	186,200	2,046,820
#	Cosmo Securities Co., Ltd.	1,419,000	2,088,458
#	Daiko Clearing Services Corp.	51,000	353,127
	Fukushima Bank, Ltd.	790,000	760,982
#	Fuyo General Lease Co., Ltd.	108,000	2,852,913
#	Gro-BeLS Co., Ltd.	177,000	258,002
	Higashi-Nippon Bank, Ltd.	643,000	2,422,793
#	Ichiyoshi Securities Co., Ltd.	165,000	1,743,272
*	Kakuei (L.) Corp.	100,000	871
	Keihanshin Real Estate Co., Ltd.	144,000	774,196
# *	Kenedix, Inc.	381	660,313
	Kirayaka Holdings, Inc.	98,000	167,852
	Kiyo Holdings, Inc.	2,247,000	3,258,683
#	Kobayashi Yoko Co., Ltd.	30,400	261,305
#	Kosei Securities Co., Ltd.	295,000	414,254
#	Marusan Securities Co., Ltd.	263,000	2,420,782
	Meiwa Estate Co., Ltd.	89,300	1,067,061
	Mito Securities Co., Ltd.	278,000	1,039,842
	Mitsubishi UFJ Financial Group, Inc.	1	7,826
*	New Real Property KK	43,900	—
*	Nichiboshin, Ltd.	1,190	1,036
#	NIS Group Co., Ltd.	82,425	299,949
	Nisshin Fudosan Co., Ltd.	81,100	864,476
#	Okasan Holdings, Inc.	156,000	900,495
#	OMC Card, Inc.	75,800	299,638
	Osaka Securities Finance Co., Ltd.	54,000	141,817
#	Pocket Card Co., Ltd.	82,000	343,557
	Ricoh Leasing Co., Ltd.	107,900	2,226,721
# *	RISA Partners, Inc.	185	345,976

#	Sankei Building Co., Ltd.	235,000	$2,209,225
# *	Seven Seas Holdings Co., Ltd.	194,000	179,193
	Shikoku Bank, Ltd.	762,000	2,953,650
#	Shimizu Bank, Ltd.	32,900	1,237,125
# *	Shinki Co., Ltd.	217,500	183,042
	Shoei Co., Ltd.	38,332	587,973
#	Suruga Corp.	134,600	2,452,414
#	Tachihi Enterprise Co., Ltd.	42,650	2,514,635
	Takagi Securities Co., Ltd.	208,000	676,130
	The Aichi Bank, Ltd.	35,000	3,009,918
	The Akita Bank, Ltd.	701,000	3,053,781
	The Aomori Bank, Ltd.	627,000	2,310,531
	The Awa Bank, Ltd.	185,000	908,667
#	The Bank of Ikeda, Ltd.	70,300	3,027,317
#	The Bank of Iwate, Ltd.	66,500	3,925,524
	The Bank of Nagoya, Ltd.	120,297	804,373
	The Bank of Okinawa, Ltd.	76,500	2,488,778
	The Bank of Saga, Ltd.	599,000	2,075,812
# *	The Chiba Kogyo Bank, Ltd.	174,200	2,003,478
	The Chukyo Bank, Ltd.	751,000	2,213,779
	The Daisan Bank, Ltd.	637,000	2,063,869
	The Daito Bank, Ltd.	432,000	505,621
	The Ehime Bank, Ltd.	609,000	2,078,500
	The Eighteenth Bank, Ltd.	630,000	2,522,125
	The Fukui Bank, Ltd.	864,000	2,500,787
	The Hokkoku Bank, Ltd.	232,000	1,022,477
	The Hokuetsu Bank, Ltd.	898,000	2,080,750
	The Kagawa Bank, Ltd.	276,350	1,357,529
	The Kagoshima Bank, Ltd.	104,500	743,680
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,281,906
	The Kita-Nippon Bank, Ltd.	30,506	1,254,172
	The Michinoku Bank, Ltd.	538,000	1,657,510
	The Minato Bank, Ltd.	1,470,000	3,072,338
	The Miyazaki Bank, Ltd.	507,000	1,939,825
	The Nagano Bank, Ltd.	322,000	872,928
	The Nanto Bank, Ltd.	238,000	1,127,311
	The Ogaki Kyoritsu Bank, Ltd.	195,000	1,063,304
	The Oita Bank, Ltd.	517,000	2,890,075
	The San-in Godo Bank, Ltd.	103,000	813,805
#	TOC Co., Ltd.	443,950	4,070,115
	Tochigi Bank, Ltd.	396,000	2,206,084
	Toho Bank, Ltd.	799,000	2,966,550
#	Toho Real Estate Co., Ltd.	195,000	1,481,147
	Tohoku Bank, Ltd.	340,000	574,694
	Tokai Tokyo Securities Co., Ltd.	130,000	657,712
	Tokushima Bank, Ltd.	274,200	1,918,675
#	Tokyo Rakutenchi Co., Ltd.	227,000	786,409
#	Tokyo Theatres Co., Inc.	281,000	657,840
	Tokyo Tomin Bank, Ltd.	29,800	868,766
	Tokyu Community Corp.	49,400	1,424,515
#	Tokyu Livable, Inc.	132,300	2,262,909
	Tomato Bank, Ltd.	407,000	852,116

#	Tottori Bank, Ltd.	336,000	$911,262
# *	Towa Bank, Ltd.	833,000	1,285,717
#	Towa Real Estate Development Co., Ltd.	371,000	981,861
	Toyo Securities Co., Ltd.	315,000	1,104,367
	Yamagata Bank, Ltd.	615,000	3,330,078
	Yamanashi Chuo Bank, Ltd.	137,000	765,818
	Yuraku Real Estate Co., Ltd.	212,000	921,565
Total Financials			130,749,509

Health Care — (3.1%)
	Aloka Co., Ltd.	104,000	1,397,144
	As One Corp.	64,880	1,580,594
	ASKA Pharmaceutical Co., Ltd.	103,000	808,975
	Create Medic Co., Ltd.	28,000	257,627
	Eiken Chemical Co., Ltd.	81,000	736,060
	FALCO biosystems, Ltd.	35,200	277,230
#	Fuso Pharmaceutical Industries, Ltd.	330,000	896,884
	Hitachi Medical Corp.	138,000	1,405,461
	Hogy Medical Co., Ltd.	56,000	2,633,015
	Iwaki & Co., Ltd.	55,000	126,916
# *	Japan Medical Dynamic Marketing, Inc.	44,900	138,634
#	Jeol, Ltd.	275,000	1,040,079
	JMS Co., Ltd.	129,000	372,882
	Kaken Pharmaceutical Co., Ltd.	397,000	2,874,873
	Kawamoto Corp.	4,000	15,671
	Kawanishi Holdings, Ltd.	7,400	90,554
	Kawasumi Laboratories, Inc.	45,000	294,328
	Kissei Pharmaceutical Co., Ltd.	196,000	3,545,555
	Kobayashi Pharmaceutical Co., Ltd.	29,400	1,042,158
#	Kyorin Co., Ltd.	203,000	2,901,568
	Miraca Holdings, Inc.	156,000	3,529,868
	Mochida Pharmaceutical Co., Ltd.	430,000	4,067,784
#	Nichii Gakkan Co.	124,500	2,140,505
	Nihon Kohden Corp.	159,000	2,914,990
#	Nikkiso Co., Ltd.	243,000	1,998,954
#	Nippon Chemiphar Co., Ltd.	119,000	436,595
	Nippon Kayaku Co., Ltd.	130,000	1,078,453
	Nippon Shinyaku Co., Ltd.	243,000	2,137,900
#	Nipro Corp.	211,000	4,160,534
	Nissui Pharmaceutical Co., Ltd.	67,800	498,500
#	Paramount Bed Co., Ltd.	109,400	1,465,706
	Rion Co., Ltd.	5,000	31,319
	Rohto Pharmaceutical Co., Ltd.	399,000	4,673,326
	Seikagaku Corp.	203,900	2,347,117
#	SSP Co., Ltd.	436,000	2,022,530
#	Sundrug Co., Ltd.	33,400	757,728
	Torii Pharmaceutical Co., Ltd.	98,900	1,737,444
	Towa Pharmaceutical Co., Ltd.	57,800	2,498,704
# *	Toyama Chemicals Co., Ltd.	91,000	538,261
#	Tsumura & Co.	53,500	950,929
	Vital-Net, Inc.	146,300	911,124
	Wakamoto Pharmaceutical Co., Ltd.	102,000	354,077

#	Zeria Pharmaceutical Co., Ltd.	163,000	$1,498,699
Total Health Care			65,187,255

Industrials — (21.3%)
#	A&A Material Corp.	235,000	283,050
#	Advan Co., Ltd.	102,100	872,592
	ADVANEX, Inc.	121,000	199,582
	Aeon Delight Co., Ltd.	71,400	2,543,315
	Aica Kogyo Co., Ltd.	243,000	2,652,900
	Aichi Corp.	267,800	3,243,440
	Aida Engineering, Ltd.	273,000	1,747,445
	Airport Facilities Co., Ltd.	190,970	1,309,657
	Airtech Japan, Ltd.	26,700	209,663
	Alps Logistics Co., Ltd.	53,900	620,885
# *	Altech Co., Ltd.	23,000	76,791
#	Altech Corp.	38,150	499,928
#	Amano Corp.	283,000	3,415,547
	Ando Corp.	264,000	448,814
#	Anest Iwata Corp.	152,000	795,602
*	Arai-Gumi, Ltd.	131,150	78,456
#	ART Corp.	38,000	1,116,795
#	Asahi Diamond Industrial Co., Ltd.	251,000	1,779,038
	Asahi Kogyosha Co., Ltd.	101,000	406,656
#	Asahi Pretec Corp.	126,550	4,100,500
	Asanuma Corp.	234,000	367,263
#	Asia Air Survey Co., Ltd.	32,000	107,952
	Asunaro Aoki Construction Co., Ltd.	171,000	934,484
	Ataka Construction & Engineering Co., Ltd.	60,000	158,126
	Bando Chemical Industries, Ltd.	349,000	2,024,882
	Biken Techno Corp.	14,100	69,871
#	Bunka Shutter Co., Ltd.	245,000	1,137,536
	Central Glass Co., Ltd.	617,000	3,104,766
#	Central Security Patrols Co., Ltd.	45,800	472,459
#	Chudenko Corp.	220,000	3,966,641
#	Chugai Ro Co., Ltd.	335,000	1,217,265
#	Chuo Denki Kogyo Co., Ltd.	92,000	851,629
#	CKD Corp.	236,000	2,177,986
	Commuture Corp.	157,202	1,175,037
#	Cosel Co., Ltd.	147,100	2,182,231
	CTI Engineering Co., Ltd.	45,100	290,039
	Dai-Dan Co., Ltd.	160,000	775,117
	Daihen Corp.	471,000	3,110,879
	Daiho Corp.	202,000	306,129
#	Daiichi Jitsugyo Co., Ltd.	198,000	971,917
#	Daimei Telecom Engineering Corp.	143,000	1,660,626
#	Daiseki Co., Ltd.	140,712	3,904,315
# *	Daisue Construction Co., Ltd.	316,500	214,056
	Daiwa Industries, Ltd.	173,000	1,172,137
	Danto Holdings Corp.	92,000	251,211
#	DENSEI-LAMBDA K.K.	70,084	1,038,692
	Denyo Co., Ltd.	93,000	1,060,549
	DMW Corp.	1,600	103,573

*	Dream Incubator, Inc.	48	$71,556
# *	Eneserve Corp.	110,900	453,987
#	Enshu, Ltd.	215,000	363,344
	Freesia Macross Corp.	1,355,000	351,962
#	Fudo Tetra Corp.	619,800	729,659
#	Fuji Electric Engineering & Construction Co., Ltd.	41,000	83,443
# *	Fujisash Co., Ltd.	106,300	133,645
#	Fujita Corp.	115,010	349,433
	Fujitec Co., Ltd.	312,000	2,054,887
	Fukuda Corp.	136,000	498,195
	Fukusima Industries Corp.	30,500	272,292
#	Fukuyama Transporting Co., Ltd.	959,000	4,418,524
	Funai Consulting, Co., Ltd.	102,000	642,117
#	Furukawa Co., Ltd.	1,428,000	3,129,781
	Furusato Industries, Ltd.	52,000	695,624
#	Futaba Corp.	163,800	3,600,868
	Gecoss Corp.	116,700	644,572
#	GS Yuasa Corp.	1,282,000	2,799,882
#	Hakuyosha Co., Ltd.	88,000	257,799
*	Haltec Corp.	62,000	55,891
#	Hamai Co., Ltd.	97,000	206,831
	Hanwa Co., Ltd.	745,000	3,754,393
	Hazama Corp.	293,600	344,008
	Hibiya Engineering, Ltd.	133,000	1,142,850
#	Hisaka Works, Ltd.	41,000	936,805
	Hitachi Metals Techno, Ltd.	57,500	335,385
#	Hitachi Plant Technologies, Ltd.	681,570	3,851,694
	Hitachi Tool Engineering, Ltd.	96,500	1,214,784
	Hitachi Transport System, Ltd.	358,000	4,123,069
*	Hitachi Zosen Corp.	440,500	658,878
	Hokuetsu Industries Co., Ltd.	96,000	355,031
	Hokuriku Electrical Construction Co., Ltd.	56,000	169,586
#	Hosokawa Micron Corp.	147,000	1,311,465
#	Howa Machinery, Ltd.	389,000	398,484
	IBJ Leasing Co., Ltd.	127,800	2,330,406
#	Ichiken Co., Ltd.	105,000	264,403
#	Ichinen Co., Ltd.	73,000	368,645
#	Idec Corp.	135,500	1,696,729
#	Iino Kaiun Kaisha, Ltd.	355,000	4,991,948
	i-Logistics Corp.	91,000	220,752
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,203,348
	Inabata and Co., Ltd.	226,000	1,469,485
# *	Inoue Kogyo Co., Ltd.	425,000	335,961
#	Inui Steamship Co., Ltd.	83,000	1,719,858
# *	Iseki & Co., Ltd.	779,000	1,331,887
# *	Ishikawa Seisakusho, Ltd.	154,000	135,183
*	Ishikawajima Construction Materials Co., Ltd.	43,000	72,731
	Ishikawajima Transport Machinery Co., Ltd.	73,000	342,500
#	Itoki Corp.	179,000	1,195,675
	Iwasaki Electric Co., Ltd.	266,000	618,194
#	Iwatani International Corp.	870,000	2,544,465
# *	J Bridge Corp.	276,000	166,973

#	Jalux, Inc.	44,400	$797,352
#	Jamco Corp.	84,000	746,467
# *	Japan Bridge Corp.	44,350	110,690
#	Japan Cash Machine Co., Ltd.	102,115	869,326
	Japan Foundation Engineering Co., Ltd.	95,600	273,481
#	Japan Kenzai Co., Ltd.	95,940	601,867
	Japan Pulp & Paper Co., Ltd.	514,000	1,959,628
*	Japan Servo Co., Ltd.	80,000	381,455
	Japan Steel Tower Co., Ltd.	44,000	217,308
#	Japan Transcity Corp.	236,000	1,158,424
#	K.R.S. Corp.	39,200	407,747
#	Kamagai Gumi Co., Ltd.	532,800	818,328
	Kamei Corp.	121,000	694,345
	Kanaden Corp.	121,000	701,953
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	932,870
	Kanamoto Co., Ltd.	114,000	1,209,903
#	Kandenko Co., Ltd.	150,000	956,165
# *	Kanematsu Corp.	1,481,625	2,206,076
# *	Kanematsu-NNK Corp.	125,000	136,664
#	Katakura Industries Co., Ltd.	119,000	2,036,975
	Kato Works Co., Ltd.	202,000	1,078,870
# *	Kawada Industries, Inc.	158,000	355,019
	Kawagishi Bridge Works Co., Ltd.	38,000	140,357
	Kawaguchi Metal Industries Co., Ltd.	11,000	51,539
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	650,122
# *	Kimmon Manufacturing Co., Ltd.	180,000	199,954
# *	Kimura Chemical Plants Co., Ltd.	61,000	754,124
#	Kinki Sharyo Co., Ltd.	212,000	763,229
	Kinsho Corp.	91,000	270,319
	Kintetsu World Express, Inc.	120,000	4,099,247
	Kioritz Corp.	239,000	694,125
#	Kitagawa Iron Works Co., Ltd.	344,000	646,933
#	Kitano Construction Corp.	258,000	553,388
	Kitazawa Sangyo Co., Ltd.	57,000	187,191
#	Kitz Corp.	420,000	3,798,967
	Koike Sanso Kogyo Co., Ltd.	155,000	1,169,741
	Koito Industries, Ltd.	102,000	349,338
# *	Kokusai Kogyo Co., Ltd.	129,000	655,226
	Kokuyo Co., Ltd.	49,000	508,267
#	Komai Tekko, Inc.	109,000	243,363
	Komatsu Wall Industry Co., Ltd.	33,700	495,263
	Kondotec, Inc.	40,500	329,672
	Kosaido Co., Ltd.	79,000	549,103
	Kuroda Electric Co., Ltd.	112,900	1,695,701
#	Kyodo Printing Co., Ltd.	311,000	953,399
#	Kyoei Sangyo Co., Ltd.	97,000	302,695
#	Kyokuto Boeki Kaisha, Ltd.	82,000	257,689
#	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,140,673
	Kyosan Electric Manufacturing Co., Ltd.	218,000	833,962
	Kyowa Exeo Corp.	354,000	3,692,357
	Kyudenko Corp.	281,000	1,577,400
# *	Link Consulting Associates - Japan Corp.	63,500	103,840

# *	Lonseal Corp.	127,000	$129,564
#	Maeda Corp.	641,000	2,470,079
	Maeda Road Construction Co., Ltd.	327,000	2,860,039
	Maezawa Industries, Inc.	59,300	246,138
#	Maezawa Kaisei Industries Co., Ltd.	54,700	793,089
	Makino Milling Machine Co., Ltd.	61,000	639,482
	Marubeni Construction Material Lease Co., Ltd.	78,000	135,372
	Maruka Machinery Co., Ltd.	28,100	257,314
	Maruwn Corp.	66,000	234,625
#	Maruyama Manufacturing Co., Inc.	150,000	390,760
	Maruzen Showa Unyu Co., Ltd.	335,000	1,149,665
#	Matsuda Sangyo Co., Ltd.	90,530	3,083,404
	Matsui Construction Co., Ltd.	98,600	418,744
*	Matsuo Bridge Co., Ltd.	72,000	85,583
	Max Co., Ltd.	188,000	2,776,209
#	Meidensha Corp.	785,050	2,498,968
# *	Meiji Machine Co., Ltd.	213,000	114,616
#	Meiji Shipping Co., Ltd.	109,000	973,875
	Meisei Industrial Co., Ltd.	29,000	102,127
#	Meitec Corp.	138,800	4,065,726
	Meito Transportation Co., Ltd.	22,000	171,731
# *	Meiwa Trading Co., Ltd.	140,000	350,709
*	Mirai Group Co., Ltd.	100,000	37,240
	Mitani Corp.	54,000	591,483
#	Mitsubishi Cable Industries, Ltd.	736,000	995,150
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	1,030,703
#	Mitsubishi Pencil Co., Ltd.	121,500	1,671,673
	Mitsuboshi Belting, Ltd.	281,000	1,471,495
#	Mitsui Matsushima Co., Ltd.	347,000	555,125
#	Mitsui-Soko Co., Ltd.	487,000	2,253,519
	Mitsumura Printing Co., Ltd.	95,000	339,327
#	Miura Co., Ltd.	148,600	4,751,944
	Miura Printing Corp.	19,000	48,035
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	61,617
# *	Miyaji Engineering Group	203,000	214,948
# *	Miyakoshi Corp.	48,400	749,775
*	Mori Denki Mfg. Co., Ltd.	628,000	76,222
	Morita Corp.	163,000	949,978
	Moshi Moshi Hotline, Inc.	61,350	3,005,751
	Mystar Engineering Corp.	15,600	69,967
	NAC Co., Ltd.	28,900	299,932
#	Nachi-Fujikoshi Corp.	604,000	2,406,976
	Naikai Zosen Corp.	75,000	511,349
#	Nakano Corp.	103,000	250,169
#	Narasaki Sangyo Co., Ltd.	68,000	110,756
	NEC Leasing, Ltd.	72,600	1,235,089
#	NEC System Integration & Construction, Ltd.	172,100	1,894,399
	New Tachikawa Aircraft Co., Ltd.	10,100	309,178
	Nichias Corp.	435,000	4,420,007
	Nichiban Co., Ltd.	125,000	455,585
#	Nichiha Corp.	126,180	1,364,292
#	Nihon Spindle Manufacturing Co., Ltd.	115,000	382,233

	Nikko Co., Ltd.	127,000	$294,716
	Nippei Toyama Corp.	173,000	1,466,899
	Nippo Corp.	409,000	3,263,982
#	Nippon Carbon Co., Ltd.	406,000	2,709,920
# *	Nippon Conveyor Co., Ltd.	168,000	154,315
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,629,466
	Nippon Denwa Shisetu Co., Ltd.	208,000	723,292
	Nippon Filcon Co., Ltd.	75,000	551,635
	Nippon Hume Corp.	91,000	379,220
	Nippon Jogesuido Sekkei Co., Ltd.	289	281,453
#	Nippon Kanzai Co., Ltd.	71,000	1,985,899
	Nippon Koei Co., Ltd., Tokyo	279,000	784,637
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,514,558
#	Nippon Parking Development Co., Ltd.	10,609	569,399
#	Nippon Seisen Co., Ltd.	95,000	679,351
#	Nippon Sharyo, Ltd.	506,000	1,131,767
	Nippon Shindo Co., Ltd.	50,000	87,086
	Nippon Signal Co., Ltd.	216,000	1,340,148
	Nippon Steel Trading Co., Ltd.	399,000	1,137,903
	Nippon Thompson Co., Ltd.	262,000	2,321,909
	Nippon Tungsten Co., Ltd.	82,000	210,758
	Nippon Yusoki Co., Ltd.	141,000	747,405
#	Nishimatsu Construction Co., Ltd.	979,000	2,951,896
#	Nishi-Nippon Railroad Co., Ltd.	346,000	1,238,121
	Nishishiba Electric Co., Ltd.	101,000	223,049
	Nissei Corp.	107,400	1,307,942
	Nissei Plastic Industrial Co., Ltd.	68,000	323,681
#	Nissha Printing Co., Ltd.	108,200	3,135,541
	Nissin Corp.	351,000	1,215,888
#	Nissin Electric Co., Ltd.	370,000	1,701,439
	Nitchitsu Co., Ltd.	60,000	303,003
	Nitta Corp.	104,200	2,110,503
	Nitto Boseki Co., Ltd.	870,000	2,509,680
#	Nitto Electric Works, Ltd.	154,800	2,375,588
	Nitto Kohki Co., Ltd.	78,300	1,809,555
#	Nitto Seiko Co., Ltd.	143,000	1,199,245
# *	Nittoc Construction Co., Ltd.	156,000	105,454
	Noda Corp.	33,800	122,857
	Nomura Co., Ltd.	210,000	1,270,289
#	Noritz Corp.	177,100	2,467,867
# *	Oak Capital Corp.	649,354	337,439
	Obayashi Road Corp.	106,000	179,302
	Odakyu Construction Co., Ltd.	63,500	145,923
*	Ohmori Co., Ltd.	95,400	21,517
	Oiles Corp.	101,952	2,201,563
	Okabe Co., Ltd.	192,000	1,089,165
#	Okamoto Machine Tool Works, Ltd.	164,000	548,086
	Okamura Corp.	389,000	3,049,433
	Okano Valve Manufacturing Co.	58,000	549,542
#	Oki Electric Cable Co., Ltd.	117,000	238,561
	OKK Corp.	262,000	814,267
#	Okumura Corp.	789,000	4,012,918

#	O-M, Ltd.	107,000	$911,145
#	Onoken Co., Ltd.	72,800	1,005,420
#	Organo Corp.	203,000	3,794,059
#	Oriental Construction Co., Ltd.	65,900	187,929
	Original Engineering Consultants Co., Ltd.	9,000	23,542
#	OSG Corp.	72,900	756,048
#	Oyo Corp.	110,400	1,394,022
	P.S. Mitsubishi Construction Co., Ltd.	76,800	233,254
#	Park24 Co., Ltd.	63,600	570,214
# *	Pasco Corp.	242,500	460,410
#	Pasona, Inc.	1,474	1,970,141
#	Patlite Corp.	72,080	617,054
# *	Penta-Ocean Construction Co., Ltd.	864,000	1,370,094
# *	PIA Corp.	29,500	443,055
#	Pilot Corp.	156	1,760,151
#	PRONEXUS, Inc.	137,000	1,026,649
#	Raito Kogyo Co., Ltd.	199,000	541,107
#	Rasa Industries, Ltd.	277,000	685,549
	Rheon Automatic Machinery Co., Ltd.	64,000	223,316
	Riken Electric Wire Co., Ltd.	39,000	55,767
#	Ryobi, Ltd.	587,000	3,802,142
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	158,883
#	Sagami Railway Co., Ltd.	364,000	1,278,513
# *	Sailor Pen Co., Ltd.	127,000	133,544
#	Sakai Heavy Industries, Ltd.	126,000	285,970
*	Sakurada Co., Ltd.	225,000	76,153
# *	Sanix, Inc.	161,700	445,739
#	Sanki Engineering Co., Ltd.	268,000	1,615,803
#	Sanko Metal Industrial Co., Ltd.	118,000	218,867
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,581,820
#	Sankyu, Inc., Tokyo	229,000	1,312,920
	Sanritsu Corp.	17,800	151,499
	Sanyo Denki Co., Ltd.	219,000	1,169,184
	Sanyo Engineering & Construction, Inc.	48,000	225,920
	Sanyo Industries, Ltd., Tokyo	102,000	241,536
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	3,813,225
# *	Sata Construction Co., Ltd.	234,000	268,233
#	Sato Corp.	111,500	2,074,378
	Sato Shoji Corp.	67,000	535,146
	Sawafuji Electric Co., Ltd.	48,000	149,192
	Secom Joshinetsu Co., Ltd.	34,800	847,263
#	Secom Techno Service Co., Ltd.	44,500	1,440,158
	Seibu Electric Industry Co., Ltd.	67,000	337,243
#	Seika Corp.	274,000	723,172
# *	Seikitokyu Kogyo Co., Ltd.	335,000	252,725
	Sekisui Jushi Co., Ltd.	166,000	1,460,436
	Senko Co., Ltd.	381,000	1,258,063
	Senshu Electric Co., Ltd.	37,300	788,508
#	Shibaura Mechatronics Corp.	175,000	829,080
#	Shibusawa Warehouse Co., Ltd.	266,000	1,469,580
	Shibuya Kogyo Co., Ltd.	84,500	683,221
	Shin Nippon Air Technologies Co., Ltd.	87,280	467,605

#	Shin-Keisei Electric Railway Co., Ltd.	178,000	$607,093
#	Shinko Electric Co., Ltd.	509,000	1,459,893
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	723,726
#	Shinmaywa Industries, Ltd.	413,000	1,966,913
#	Shinnihon Corp.	215,900	934,079
#	Shinsho Corp.	291,000	1,064,161
#	Shinwa Kaiun Kaisha, Ltd.	540,000	5,577,270
	Shiraishi Corp.	25,000	20,054
	Sho-Bond Corp.	100,800	1,156,012
#	Shoko Co., Ltd.	324,000	466,466
#	Showa Aircraft Industry Co., Ltd.	114,000	1,318,009
#	Showa KDE Co., Ltd.	124,000	178,570
#	Sintokogio, Ltd.	197,000	2,944,486
	Soda Nikka Co., Ltd.	67,000	258,906
	Sodick Co., Ltd.	187,000	1,251,686
	Space Co., Ltd.	75,320	531,978
	Subaru Enterprise Co., Ltd.	59,000	187,369
	Sugimoto & Co., Ltd.	35,000	528,190
# *	Sumitomo Coal Mining Co., Ltd.	851,500	796,094
	Sumitomo Densetsu Co., Ltd.	107,400	651,895
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	690,831
#	Sumitomo Precision Products Co., Ltd.	180,000	842,845
	Sumitomo Warehouse Co., Ltd.	154,000	980,650
	Sun Wave Corp.	155,000	297,646
#	Suzuki Metal Industry Co., Ltd.	71,000	209,283
#	SWCC Showa Holdings Co., Ltd.	853,000	1,228,526
	Taihei Dengyo Kaisha, Ltd.	155,000	1,135,272
	Taihei Kogyo Co., Ltd.	264,000	1,421,724
# *	Taiheiyo Kaiun Co., Ltd.	167,000	565,807
# *	Taiheiyo Kouhatsu, Inc.	198,000	186,918
	Taiho Kogyo Co., Ltd.	97,700	1,394,376
	Taikisha, Ltd.	129,000	1,740,776
	Taisei Rotec Corp.	271,000	446,952
	Takada Kiko Co., Ltd.	48,000	160,385
	Takano Co., Ltd.	53,400	466,733
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	550,929
	Takara Printing Co., Ltd.	39,055	391,811
#	Takara Standard Co., Ltd.	529,000	2,947,385
#	Takasago Thermal Engineering Co., Ltd.	299,000	3,247,872
#	Takashima & Co., Ltd.	137,000	218,377
	Takigami Steel Construction Co., Ltd.	50,000	216,650
	Takisawa Machine Tool Co., Ltd.	191,000	368,938
#	Takuma Co., Ltd.	305,000	1,743,864
	Tanseisha Co., Ltd.	74,000	298,833
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	504,028
#	TCM Corp.	359,000	1,138,634
	Techno Associe Co., Ltd.	59,900	723,967
	Techno Ryowa, Ltd.	66,600	477,161
#	Teikoku Electric Manufacturing Co., Ltd.	27,300	737,854
# *	Tekken Corp.	535,000	836,034
	Teraoka Seisakusho Co., Ltd.	55,000	408,131
#	The Keihin Co., Ltd.	204,000	382,101

	The Kodensha Co., Ltd.	25,000	$57,931
	The Nippon Road Co., Ltd.	333,000	574,430
	The Yasuda Warehouse Co., Ltd.	100,900	1,000,907
*	Toa Corp.	764,000	853,991
	Toa Doro Kogyo Co., Ltd.	155,000	248,641
# *	Tobishima Corp.	1,365,500	758,712
	Tocalo Co., Ltd.	53,000	988,826
	Todentu Corp.	121,000	327,671
	Toenec Corp.	324,000	1,596,824
	Tokai Lease Co., Ltd.	86,000	138,390
	Tokimec, Inc.	272,000	571,081
	Toko Electric Corp.	88,000	291,803
	Tokyo Biso Kogyo Corp.	19,000	117,287
#	Tokyo Energy & Systems, Inc.	129,000	908,122
#	Tokyo Kikai Seisakusho, Ltd.	312,000	901,592
#	Tokyo Leasing Co., Ltd.	223,800	2,148,341
	Tokyo Sangyo Co., Ltd.	78,000	265,304
#	Tokyu Construction Co., Ltd.	366,290	1,828,055
	Toli Corp.	212,000	521,551
	Tomoe Corp.	115,500	320,513
#	Tonami Transportation Co., Ltd.	340,000	993,863
#	Tori Holdings Co., Ltd.	2,969,000	516,737
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,475,471
	Toshiba Machine Co., Ltd.	68,000	504,113
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,257,067
#	Tosho Printing Co., Ltd.	249,000	774,880
	Totetsu Kogyo Co., Ltd.	125,000	819,208
# *	Toyo Construction Co., Ltd.	1,005,000	878,290
#	Toyo Electric Co., Ltd.	159,000	522,538
#	Toyo Engineering Corp.	661,000	3,750,352
#	Toyo Machinery & Metal Co., Ltd.	61,000	294,130
	Toyo Shutter Co., Ltd.	11,800	148,677
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	567,944
#	Trusco Nakayama Corp.	114,100	1,973,240
	Tsubakimoto Chain Co.	609,000	4,029,905
	Tsubakimoto Kogyo Co., Ltd.	97,000	350,378
#	Tsudakoma Corp.	204,000	897,195
#	Tsugami Corp.	272,000	1,030,789
	Tsukishima Kikai Co., Ltd.	152,000	1,376,950
	Tsurumi Manufacturing Co., Ltd.	96,000	882,003
	Tsuzuki Denki Co., Ltd.	75,000	253,160
	TTK Co., Ltd.	62,000	363,567
#	Uchida Yoko Co., Ltd.	175,000	791,859
#	Ueki Corp.	47,000	78,201
#	Union Tool Co.	79,000	3,397,939
#	Utoc Corp.	99,000	602,058
# *	Venture Link Co., Ltd.	405,500	622,276
*	Wakachiku Construction Co., Ltd.	395,000	370,007
	Wavelock Holdings Co., Ltd.	31,500	137,012
	Weathernews, Inc.	20,000	93,811
	Yahagi Construction Co., Ltd.	154,000	641,379
	Yamato Corp.	82,000	250,266

	Yamaura Corp.	40,500	$120,243
#	Yamazen Co., Ltd.	315,000	1,641,282
#	Yokogawa Bridge Corp.	142,400	884,191
	Yondenko Corp.	136,800	751,778
	Yuasa Trading Co., Ltd.	800,000	1,227,135
	Yuken Kogyo Co., Ltd.	156,000	533,423
	Yurtec Corp.	285,000	1,662,025
#	Yushin Precision Equipment Co., Ltd.	49,940	944,545
Total Industrials			445,471,405

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	335,587
	Aiphone Co., Ltd.	72,800	1,214,280
# *	Allied Telesis Holdings K.K.	279,600	140,264
#	Alpha Systems, Inc.	43,500	913,344
#	Anritsu Corp.	446,000	1,872,141
	AOI Electronics Co., Ltd.	38,400	565,874
# *	Apic Yamada Corp.	36,000	129,636
#	Arisawa Manufacturing Co., Ltd.	139,400	1,225,343
#	CAC Corp.	70,900	380,462
	Canon Electronics, Inc.	70,000	1,781,289
	Canon Finetech, Inc.	151,070	2,589,755
#	Capcom Co., Ltd.	217,500	5,000,448
#	Chino Corp.	162,000	473,131
#	CMK Corp.	216,000	2,306,105
	Computer Engineering & Consulting, Ltd.	63,100	618,337
	Core Corp.	45,700	297,972
	Cresco, Ltd.	11,600	93,824
	Daiko Denshi Tsushin, Ltd.	23,000	42,798
	Daiwabo Information System Co., Ltd.	62,000	853,676
	Denki Kogyo Co., Ltd.	243,000	1,675,267
	DKK TOA Corp.	31,000	110,957
#	DTS Corp.	87,200	1,637,445
#	Dwango Co., Ltd.	140	132,552
#	eAccess, Ltd.	4,747	2,628,235
	Eizo Nanao Corp.	77,600	2,542,217
*	Elna Co., Ltd.	97,000	167,239
#	Enplas Corp.	72,200	926,370
#	Epson Toyocom Corp.	437,000	2,615,880
#	ESPEC Corp.	82,000	552,876
# *	FDK Corp.	436,000	603,939
#	Fuji Soft, Inc.	131,400	2,682,329
*	Fujitsu Component, Ltd.	177	191,933
#	Fujitsu Frontech, Ltd.	80,700	715,625
	Fuso Dentsu Co., Ltd.	16,000	64,735
#	Future Architect, Inc.	1,504	713,488
# *	GMO Internet, Inc.	242,500	789,440
	Hakuto Co., Ltd.	82,500	1,202,874
	Hitachi Business Solution Co., Ltd.	43,200	271,675
	Hitachi Information Systems, Ltd.	150,600	3,228,817
	Hitachi Kokusai Electric, Inc.	319,000	3,970,960
#	Hitachi Maxell, Ltd.	158,100	1,703,554

	Hitachi Software Engineering Co., Ltd.	194,800	$3,700,667
	Hitachi Systems & Services, Ltd.	86,000	1,679,087
#	Hochiki Corp.	99,000	580,008
#	Hokuriku Electric Industry Co., Ltd.	316,000	507,008
#	Hosiden Corp.	255,600	3,801,700
	Icom, Inc.	51,000	1,456,781
# *	Ikegami Tsushinki Co., Ltd.	174,000	297,195
#	Ines Corp.	177,200	1,029,585
	I-Net Corp.	47,800	348,959
#	Information Services International-Dentsu, Ltd.	106,600	1,089,198
	INTEC Holdings, Ltd.	180,128	2,523,632
#	Invoice, Inc.	40,368	1,260,491
#	Ishii Hyoki Co., Ltd.	24,300	379,093
# *	Iwatsu Electric Co., Ltd.	311,000	374,965
#	Japan Aviation Electronics Industry, Ltd.	316,000	4,927,961
	Japan Business Computer Co., Ltd.	76,900	565,050
#	Japan Digital Laboratory Co., Ltd.	116,500	1,663,787
	Japan Radio Co., Ltd.	446,000	1,532,551
	Jastec Co., Ltd.	63,000	565,816
	JBIS Holdings, Inc.	81,700	351,177
	JIEC Co., Ltd.	199	179,724
#	Kaga Electronics Co., Ltd.	100,000	1,546,894
# *	Kakaku.com, Inc.	69	175,835
	Kanematsu Electronics, Ltd.	85,300	658,402
*	Kasuga Electric Works, Ltd.	44,000	42,504
	Kawatetsu Systems, Inc.	174	180,098
	Koa Corp.	152,800	2,161,560
#	Koei Co., Ltd.	244,400	4,670,722
# *	Kubotek Corp.	285	149,098
#	Kyoden Co., Ltd.	160,000	431,531
	Kyowa Electronic Instruments Co., Ltd.	52,000	157,205
	Macnica, Inc.	62,500	1,394,067
	Marubun Corp.	98,700	1,107,515
#	Maruwa Co., Ltd.	34,000	577,021
	Maspro Denkoh Corp.	62,600	505,430
#	Megachips Corp.	89,600	1,586,763
# *	Meisei Electric Co., Ltd.	318,000	385,880
#	Melco Holdings, Inc.	9,000	182,053
#	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,561,305
#	Miroku Jyoho Service Co., Ltd.	107,000	264,382
	Mitsui High-Tec, Inc.	145,700	1,687,794
#	Mitsui Knowledge Industry Co., Ltd.	3,790	811,389
	Moritex Corp.	35,100	155,476
# *	Mutoh Holdings Co., Ltd.	164,000	899,336
# *	Nagano Japan Radio Co., Ltd.	85,000	139,196
	Nakayo Telecommunications, Inc.	49,000	152,055
	NEC Fielding, Ltd.	194,800	2,246,809
	NEC Mobiling, Ltd.	50,900	808,646
# *	NEC Tokin Corp.	392,000	1,317,396
#	Net One Systems Co., Ltd.	1,941	2,141,471
# *	Netmarks, Inc.	523	130,943
	New Japan Radio Co., Ltd.	112,000	557,844

#	Nichicon Corp.	272,300	$3,445,921
#	Nidec Sankyo Corp.	205,000	1,371,171
#	Nihon Dempa Kogyo Co., Ltd.	72,400	4,492,711
#	Nihon Inter Electronics Corp.	94,700	290,993
	Nippon Avionics Co., Ltd.	83,000	276,604
#	Nippon Ceramic Co., Ltd.	89,000	1,352,889
	Nippon Chemi-Con Corp.	443,000	3,901,948
	Nippon Systemware Co., Ltd.	30,000	142,406
	Nissho Electronics Corp.	81,600	605,728
# *	Niws Co. HQ, Ltd.	2,400	139,079
	Nohmi Bosai, Ltd.	191,000	1,187,550
	NS Solutions Corp.	38,600	1,066,010
	NSD Co., Ltd.	178,600	2,819,274
	Okaya Electric Industries Co., Ltd.	73,000	544,178
# *	Oki Electric Industry Co., Ltd.	1,850,000	3,178,225
	Ono Sokki Co., Ltd.	105,000	781,102
	Origin Electric Co., Ltd.	107,000	585,588
#	Osaki Electric Co., Ltd.	131,000	920,348
	PCA Corp.	17,500	192,625
# *	Pixela Corp.	33,000	143,558
*	Pulstec Industrial Co., Ltd.	21,200	40,541
	Ricoh Elemex Corp.	77,000	639,129
	Rikei Corp.	22,500	53,373
	Riken Keiki Co., Ltd.	79,900	631,104
	Roland DG Corp.	61,400	2,901,888
	Ryoden Trading Co., Ltd.	155,000	1,206,577
	Ryosan Co., Ltd.	128,300	3,208,235
	Ryoyo Electro Corp.	110,900	1,597,544
#	Sanken Electric Co., Ltd.	190,000	927,628
	Sanko Co., Ltd.	22,000	103,155
	Sanshin Electronics Co., Ltd.	111,000	1,559,525
	Satori Electric Co., Ltd.	57,880	678,681
	Sekonic Corp.	36,000	127,442
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,334,152
	Shinkawa, Ltd.	70,200	1,282,367
	Shinko Shoji Co., Ltd.	78,000	1,448,031
	Shizuki Electric Co., Inc.	103,000	378,412
#	Siix Corp.	43,000	1,081,624
	SMK Corp.	272,000	2,225,352
	Sokkisha Co., Ltd.	107,000	427,477
	Sorun Corp.	95,100	465,463
*	SPC Electronics Corp.	48,200	94,518
	SRA Holdings	51,000	813,486
	Star Micronics Co., Ltd.	177,400	5,463,806
#	Sumida Corp.	67,949	1,135,449
	Sumisho Computer Systems Corp.	172,700	3,372,159
#	SUNX, Ltd.	120,600	688,983
*	SystemPro Co., Ltd.	210	154,424
	Tachibana Eletech Co., Ltd.	64,100	637,245
#	Tamura Corp.	260,000	1,246,316
	Tamura Taiko Holdings, Inc.	194,000	451,388
# *	Teac Corp.	872,000	748,354

	Teikoku Tsushin Kogyo Co., Ltd.	176,000	$752,343
#	TIS, Inc.	158,600	3,082,915
	TKC Corp.	103,300	1,861,960
# *	Toko, Inc.	309,000	696,337
	Tokyo Denpa Co., Ltd.	24,900	306,991
	Tokyo Electron Device, Ltd.	361	640,433
#	Tokyo Seimitsu Co., Ltd.	21,500	444,948
#	Tomen Electronics Corp.	51,900	771,635
#	Tose Co., Ltd.	23,100	270,720
#	Totoku Electric Co., Ltd.	129,000	201,166
	Toukei Computer Co., Ltd.	28,410	379,668
#	Towa Corp.	74,800	693,880
*	Towa Meccs Corp.	127,000	51,684
#	Toyo Corp.	113,600	1,597,284
#	Trans Cosmos, Inc.	167,900	2,740,942
	Trinity Industrial Corp.	56,000	401,483
	Tsuzuki Densan Co., Ltd.	22,500	87,938
#	Uniden Corp.	221,000	1,459,837
*	Union Holdings Co., Ltd.	148,000	230,065
#	XNET Corp.	91	114,034
#	Yamaichi Electronics Co., Ltd.	64,400	387,742
	Yaskawa Information Systems Corp.	40,000	162,050
	Ye Data, Inc.	43,000	94,490
#	Yokowo Co., Ltd.	71,300	552,056
#	Zuken, Inc.	97,700	928,264
Total Information Technology			192,036,329

Materials — (8.4%)
	Achilles Corp.	688,000	1,051,008
	Adeka Corp.	359,000	3,751,213
	Agro-Kanesho Co., Ltd.	7,000	50,090
#	Aichi Steel Corp.	376,000	2,214,251
	Arakawa Chemical Industries, Ltd.	69,500	788,697
	Aronkasei Co., Ltd.	127,000	570,397
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,270,399
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	848,036
	Chugai Mining Co., Ltd.	875,900	220,038
#	Chugoku Marine Paints, Ltd.	238,000	3,068,215
#	Chugokukogyo Co., Ltd.	105,000	142,178
*	Co-Op Chemical Co., Ltd.	163,000	173,949
#	Dai Nippon Toryo, Ltd.	501,000	743,408
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	397,551
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	308,367
	Daiken Corp.	450,000	1,280,373
#	Daiki Aluminium Industry Co., Ltd.	148,000	646,580
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,496,111
#	Daio Paper Corp.	446,000	3,613,659
#	Daiso Co., Ltd.	383,000	1,480,448
	DC Co., Ltd.	117,000	655,433
	Dijet Industrial Co., Ltd.	81,000	170,936
	Dynapac Co., Ltd.	25,000	87,145

	FP Corp.	77,300	$2,614,819
#	Fujikura Kasei Co., Ltd.	97,000	916,639
	Fumakilla, Ltd.	87,000	236,681
	Geostar Corp.	43,000	74,228
	Godo Steel, Ltd.	556,000	2,127,600
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	696,206
	Harima Chemicals, Inc.	80,000	424,578
#	Hodogaya Chemical Co., Ltd.	288,000	762,047
	Hokkan Holdings, Ltd.	215,000	786,917
#	Hokko Chemical Industry Co., Ltd.	90,000	349,888
#	Hokuetsu Paper Mills, Ltd.	658,000	3,383,028
#	Hokushin Co., Ltd.	64,000	206,842
	Honshu Chemical Industry Co., Ltd.	35,000	209,000
	Ihara Chemical Industry Co., Ltd.	155,000	393,136
#	ISE Chemicals Corp.	88,000	889,148
# *	Ishihara Sangyo Kaisha, Ltd.	1,327,500	1,855,164
#	Ishii Iron Works Co., Ltd.	110,000	237,271
	Japan Carlit Co., Ltd.	59,800	343,973
#	JSP Corp.	109,600	1,301,863
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,013,541
	Kasei (C.I.) Co., Ltd.	119,000	353,592
	Katakura Chikkarin Co., Ltd.	43,000	115,490
	Kawasaki Kasei Chemicals, Ltd.	121,000	209,826
# *	Kishu Paper Co., Ltd.	267,000	404,812
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,220,469
#	Kohsoku Corp.	64,500	358,593
	Konishi Co., Ltd.	69,300	736,626
#	Kumiai Chemical Industry Co., Ltd.	296,000	583,314
	Kureha Corp.	660,000	2,900,345
#	Kurimoto, Ltd.	458,000	1,348,414
#	Kurosaki Harima Corp.	293,000	1,012,235
	Lintec Corp.	43,800	855,631
#	MEC Co., Ltd.	62,800	672,645
	Mesco, Inc.	30,000	191,876
#	Mitsubishi Paper Mills, Ltd.	1,124,000	2,146,559
	Mitsubishi Shindoh Co., Ltd.	200,000	514,682
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,607,296
# *	Mitsui Mining Co., Ltd.	793,500	2,654,960
	Mory Industries, Inc.	154,000	607,041
#	Nakabayashi Co., Ltd.	185,000	374,200
#	Nakayama Steel Works, Ltd.	454,000	1,069,521
#	Neturen Co., Ltd., Tokyo	158,000	2,161,963
#	Nichia Steel Works, Ltd.	179,900	742,650
#	Nichireki Co., Ltd.	96,000	330,277
	Nifco, Inc.	171,000	4,084,945
	Nihon Kagaku Sangyo Co., Ltd.	81,000	641,637
	Nihon Matai Co., Ltd.	111,000	199,707
#	Nihon Nohyaku Co., Ltd.	224,000	1,554,358
	Nihon Parkerizing Co., Ltd.	235,000	2,788,173
	Nihon Seiko Co., Ltd.	18,000	50,603
# *	Nippon Carbide Industries Co., Inc.	201,000	341,634
	Nippon Chemical Industrial Co., Ltd.	288,000	832,261

#	Nippon Chutetsukan K.K.	97,000	$164,221
*	Nippon Chuzo K.K.	136,000	269,520
	Nippon Concrete Industries Co., Ltd.	157,000	352,457
#	Nippon Denko Co., Ltd.	382,000	2,974,659
	Nippon Fine Chemical Co., Ltd.	93,000	680,626
	Nippon Foil Mfg., Co., Ltd.	51,000	80,011
#	Nippon Kasei Chemical Co., Ltd.	364,000	742,170
#	Nippon Kinzoku Co., Ltd.	227,000	821,775
#	Nippon Koshuha Steel Co., Ltd.	449,000	869,724
	Nippon Light Metal Co., Ltd.	401,000	879,652
#	Nippon Metal Industry Co., Ltd.	608,000	2,794,257
#	Nippon Paint Co., Ltd.	798,000	4,117,731
	Nippon Pigment Co., Ltd.	43,000	178,435
	Nippon Pillar Packing Co., Ltd.	85,000	737,294
	Nippon Soda Co., Ltd.	539,000	2,471,937
#	Nippon Valqua Industries, Ltd.	321,000	1,102,278
	Nippon Yakin Kogyo Co., Ltd.	406,000	4,031,263
	Nittetsu Mining Co., Ltd.	288,000	2,279,403
	Nitto FC Co., Ltd.	72,000	393,398
	NOF Corp.	719,000	3,102,529
#	Okamoto Industries, Inc.	412,000	1,443,553
#	Okura Industrial Co., Ltd.	216,000	543,714
	Osaka Organic Chemical Industry, Ltd.	67,700	358,566
	Osaka Steel Co., Ltd.	151,000	2,785,738
	Riken Technos Corp.	202,000	652,247
#	S Science Co., Ltd.	3,265,000	510,929
#	S.T. Chemical Co., Ltd.	102,700	1,400,967
	Sakai Chemical Industry Co., Ltd.	364,000	2,444,674
	Sakata INX Corp.	219,000	1,152,233
#	Sanyo Chemical Industries, Ltd.	410,000	2,548,096
#	Sanyo Special Steel Co., Ltd.	582,000	4,825,371
	Sekisui Plastics Co., Ltd.	352,000	1,150,798
	Shikoku Chemicals Corp.	207,000	1,163,656
	Shinagawa Refractories Co., Ltd.	229,000	869,949
#	Shin-Etsu Polymer Co., Ltd.	286,100	3,096,850
	Shinko Wire Co., Ltd.	189,000	353,039
	Showa Tansan Co., Ltd.	49,000	158,363
	Somar Corp.	43,000	156,964
#	Stella Chemifa Corp.	43,200	1,096,327
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,253,476
	Sumitomo Osaka Cement Co., Ltd.	316,000	776,303
	Sumitomo Pipe & Tube Co., Ltd.	111,000	852,187
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,139,982
#	Taisei Lamick Co., Ltd.	18,900	394,448
	Takasago International Corp.	348,000	1,998,269
	Takiron Co., Ltd.	249,000	813,649
	Tayca Corp.	154,000	470,254
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,999,455
#	The Pack Corp.	67,900	1,256,830
# *	Titan Kogyo Kabushiki Kaisha	59,000	112,683
	Toagosei Co., Ltd.	921,000	3,420,246
	Toda Kogyo Corp.	162,000	681,981

	Tohcello Co., Ltd.	119,000	$911,566
	Toho Zinc Co., Ltd.	436,000	3,997,980
# *	Tohpe Corp.	36,000	39,434
# *	Tokushu Tokai Holdings Co., Ltd.	518,580	1,206,502
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,478,857
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,001,371
#	Tokyo Tekko Co., Ltd.	162,000	899,505
	Tomoegawa Paper Co., Ltd.	125,000	346,389
	Tomoku Co., Ltd.	302,000	621,488
#	Topy Industries, Ltd.	768,000	2,046,568
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,877,297
	Toyo Kohan Co., Ltd.	335,000	2,136,857
	TYK Corp.	145,000	336,879
	Ube Material Industries, Ltd.	282,000	896,885
#	Wood One Co., Ltd.	173,000	946,484
	Yamamura Glass Co., Ltd.	369,000	890,243
	Yodogawa Steel Works, Ltd.	657,000	3,252,756
	Yuki Gosei Kogyo Co., Ltd.	49,000	134,649
#	Yushiro Chemical Industry Co., Ltd.	53,000	934,099
Total Materials			175,398,332

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	559,211
	Hokuriku Gas Co., Ltd.	99,000	297,338
	Okinawa Electric Power Co., Ltd.	61,171	3,888,200
#	Saibu Gas Co., Ltd.	1,331,000	3,113,278
	Shizuoka Gas Co., Ltd.	265,000	1,273,628
	Tokai Corp.	265,000	986,365
Total Utilities			10,118,020

TOTAL COMMON STOCKS			1,520,533,129
RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.69%, 10/01/07 (Collateralized by $1,350,000 FHLMC 6.50%, 12/01/36, valued at $1,113,315) to be repurchased at $1,125,440	$1,125	1,125,000

SECURITIES LENDING COLLATERAL — (27.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.10%, 10/01/07 (Collateralized by $67,246,002 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/19 to 08/01/37, valued at $62,056,801) to be repurchased at $60,865,858	60,840	$60,840,001
@ Repurchase Agreement, Merrill Lynch 5.10%, 10/01/07 (Collateralized by $332,107,013 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 06/01/21 to 07/01/37, valued at $260,892,266) to be repurchased at $255,884,550	255,776	255,775,845
@ Repurchase Agreement, UBS Warburg LLC 5.10%, 10/01/07 (Collateralized by $413,492,233 FHLMC 6.000%, 08/01/34 & 6.000%, 09/01/37 & FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/18 to 01/01/37, valued at $255,001,411) to be repurchased at $250,105,625	250,000	250,000,000

TOTAL SECURITIES LENDING COLLATERAL		566,615,846

TOTAL INVESTMENTS - (100.0%)
(Cost $2,129,565,410)##		$2,088,273,975

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (43.4%)
COMMON STOCKS — (43.3%)
	A.I., Ltd.	173,083	$42,701
#	ABB Grain, Ltd.	730,107	5,012,330
*	Acclaim Exploration NL	435,905	10,831
*	Adacel Technologies, Ltd.	113,249	57,236
*	Adamus Resources, Ltd.	284,933	151,917
#	ADCorp Australia, Ltd.	229,411	59,786
#	Adelaide Bank, Ltd.	443,609	5,558,303
	Adelaide Brighton, Ltd.	2,191,287	7,669,549
*	Admiralty Resources NL	3,491,761	1,466,929
	Adtrans Group, Ltd.	32,047	142,832
*	Advanced Magnesium, Ltd.	16,619	2,059
# *	AED Oil, Ltd.	363,009	2,843,675
	Aevum, Ltd.	387,674	1,006,568
*	AFT Corp., Ltd.	495,284	1,746
# *	Agenix, Ltd.	707,478	162,358
# *	Aim Resources, Ltd.	4,675,484	848,155
*	Ainsworth Game Technology, Ltd.	393,653	125,815
#	AJ Lucas Group, Ltd.	214,698	581,137
*	Alchemia, Ltd.	565,630	412,341
#	Alesco Corp., Ltd.	307,036	3,528,253
*	Alkane Exploration, Ltd.	782,100	209,224
# *	Allegiance Mining NL	2,701,235	1,791,761
# *	Alliance Resources, Ltd.	1,027,029	1,325,445
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	132,862
# *	Amadeus Energy, Ltd.	819,137	608,575
	Amalgamated Holdings, Ltd.	370,491	2,162,848
*	Amcom Telecommunications, Ltd.	1,135,725	201,713
	Ammtec, Ltd.	8,165	28,912
*	Anadis, Ltd.	136,900	14,595
*	Andean Resources, Ltd.	1,528,898	1,448,469
*	Anglo Australian Resources NL	1,799,335	157,482
	Ansell, Ltd.	735,509	8,127,306
# *	Antares Energy, Ltd.	627,352	228,567
# *	Anzon Australia, Ltd.	1,200,500	1,905,920
	AP Eagers, Ltd.	34,403	475,688
#	APA Group	1,859,766	6,165,575
# *	Aquila Resources, Ltd.	294,527	1,362,382
#	ARB Corporation, Ltd.	267,440	984,388
# *	ARC Energy, Ltd.	1,435,827	1,834,189
	Ariadne Australia, Ltd.	291,838	155,424

# *	Arrow Energy NL	2,520,200	$5,589,391
	ASG Group, Ltd.	128,045	164,885
*	Asian Pacific, Ltd.	454,331	44,164
#	Aspen Group	983,812	2,439,584
#	Astron, Ltd.	75,215	189,285
	Atlas Group Holding, Ltd.	446,827	383,465
#	Atlas South Sea Pearl, Ltd.	82,585	29,978
*	Aurora Oil and Gas, Ltd.	574,181	302,035
	Ausdrill, Ltd.	593,592	1,233,261
	Ausmelt, Ltd.	44,782	45,317
	Ausron, Ltd.	60,281	2,874
	Austal, Ltd.	791,629	2,375,509
# *	Austar United Communications, Ltd.	5,107,520	7,668,342
#	Austereo Group, Ltd.	1,574,384	3,492,639
*	Austin Group, Ltd.	70,265	19,359
*	Austpac Resources NL	2,298,702	201,720
#	Australand Property Group	833,886	1,712,503
#	Australian Agricultural Co., Ltd.	1,043,457	2,660,773
#	Australian Infrastructure Fund	1,930,563	5,408,442
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,804,732
*	Australian Worldwide Exploration, Ltd.	2,309,549	7,046,056
*	Auto Group, Ltd.	41,309	—
#	Automotive Holdings Group	111,073	354,737
# *	Autron Corporation, Ltd.	989,247	72,219
	Avatar Industries, Ltd.	195,019	309,323
*	Avexa, Ltd.	167,778	89,369
# *	AVJennings, Ltd.	891,113	1,002,862
#	AWB, Ltd.	1,445,326	3,147,480
# *	Babcock & Brown Communities, Ltd.	1,962,315	1,796,448
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	225,101
*	Ballarat South Gold, Ltd.	1,996	15,983
#	Bank of Queensland, Ltd.	522,148	7,953,841
*	Batavia Mining, Ltd.	34,868	3,866
#	Beach Petroleum, Ltd.	4,568,280	6,016,648
*	Beaconsfield Gold NL	89,078	24,429
*	Becton Property Group	643,372	2,635,505
*	Bemax Resources, Ltd.	2,936,157	598,787
#	Bendigo Bank, Ltd.	699,560	8,500,067
# *	Bendigo Mining, Ltd.	2,274,874	606,953
	Beyond International, Ltd.	61,256	64,955
# *	Biota Holdings, Ltd.	940,673	1,389,864
	Blackmores, Ltd.	67,950	1,306,390
*	Blina Diamonds, Ltd.	15,073	3,606
*	BMA Gold, Ltd.	710,924	66,238
# *	Bolnisi Gold NL	1,170,501	2,994,800
#	Boom Logistics, Ltd.	714,055	1,912,110
# *	Boulder Steel, Ltd.	1,667,795	460,006
*	BQT Solutions, Ltd.	659,898	91,016
	Bradken, Ltd.	502,909	4,721,968
*	Breakaway Resporces. Ltd.	692,280	354,505
	Brickworks, Ltd.	80,657	994,639
	BSA, Ltd.	451,336	188,139
#	Cabcharge Australia, Ltd.	507,952	4,502,348

*	Calliden Group, Ltd.	590,393	$303,415
	Campbell Brothers, Ltd.	235,374	6,118,147
	Candle Australia, Ltd.	246,922	718,145
*	Cape Range Wireless, Ltd.	3,581,304	12,711
# *	Capral Aluminium, Ltd.	743,515	346,813
	Cardno, Ltd.	229,725	1,620,299
*	Carnarvon Petroleum, Ltd.	2,432,894	682,879
*	Carnegie Corp., Ltd.	706,760	71,858
	Cash Converters International, Ltd.	1,013,600	538,977
# *	CBH Resources, Ltd.	3,703,116	1,741,759
	CDS Technologies, Ltd.	13,276	11,191
	CEC Group, Ltd.	177,289	363,743
#	Cedar Woods Properties, Ltd.	90,386	401,487
*	Cellestis, Ltd.	395,742	1,045,141
*	Cellnet Group, Ltd.	154,345	97,992
# *	Centamin Egypt, Ltd.	1,755,553	2,055,177
#	Centennial Coal Co., Ltd.	1,416,466	4,692,424
*	Centralian Minerals, Ltd.	41,182	1,782
*	Ceramic Fuel Cells, Ltd.	1,152,980	834,865
	Chandler Macleod, Ltd.	83,883	65,263
#	Charter Hall Group	1,574,378	4,038,045
*	Chemeq, Ltd.	166,742	12,281
# *	ChemGenex Pharmaceuticals, Ltd.	576,457	536,587
*	Chrome Corp., Ltd.	4,800	537
*	Circadian Technologies, Ltd.	64,591	70,484
# *	Citigold Corp., Ltd.	2,876,607	1,096,380
#	City Pacific, Ltd.	614,968	2,326,712
*	Clinical Cell Culture, Ltd.	595,955	19,647
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	445,006
	Clive Peeters, Ltd.	23,012	40,849
# *	Clough, Ltd.	2,019,486	1,094,910
*	Clover Corp., Ltd.	269,348	23,919
*	Cluff Resources Pacific NL	1,215,661	9,726
	CMI, Ltd.	81,810	108,448
*	CO2 Group, Ltd.	780,559	200,015
#	Coates Hire, Ltd.	1,227,266	6,552,348
	Codan, Ltd.	142,942	117,645
#	Coffey International, Ltd.	499,697	1,513,927
#	Collection House, Ltd.	385,044	290,446
#	Commander Communications, Ltd.	929,503	490,616
*	CommodiTel, Ltd.	2,410,294	38,333
# *	Compass Resources NL	523,704	1,832,033
*	Coneco, Ltd.	27,850	4,894
#	ConnectEast Group	5,166,635	7,506,005
*	Conquest Mining, Ltd.	1,039,761	634,351
#	Consolidated Minerals, Ltd.	833,699	3,630,034
	Consolidated Rutile, Ltd.	1,468,122	776,595
*	Coplex Resources NL	231,400	18,480
# *	Copperco, Ltd.	1,718,150	1,782,077
#	Corporate Express Australia, Ltd.	743,408	4,648,499
#	Count Financial, Ltd.	1,073,331	2,644,295
	Coventry Group, Ltd.	136,019	422,487

#	CP1, Ltd.	297,500	$184,059
*	CPI Group, Ltd.	68,585	25,476
	Crane Group, Ltd.	335,807	5,067,194
	Credit Corp. Group, Ltd.	191,655	1,863,161
*	Crescent Gold, Ltd.	1,124,856	383,958
*	Croesus Mining NL	58,537	214,265
# *	CuDeco, Ltd.	419,252	1,268,624
# *	Cue Energy Resources, Ltd.	452,354	96,343
*	Customers, Ltd.	5,431,890	1,036,110
*	Cytopia, Ltd.	187,724	91,710
	Danks Holdings, Ltd.	10,425	83,444
#	David Jones, Ltd.	1,811,835	8,159,636
# *	Deep Yellow, Ltd.	5,006,288	2,137,877
	Devine, Ltd.	580,457	690,512
*	Dioro Exploration NL	2,497,132	344,346
*	DKN Financial Group, Ltd.	750	1,128
	Dominion Mining, Ltd.	448,179	1,488,357
	Downer EDI, Ltd.	1,560,016	8,635,250
*	Dragon Mining, Ltd.	1,665,100	214,482
*	Drillsearch Energy, Ltd.	1,579,196	279,606
#	DUET Group	2,936,441	8,784,662
#	Dyno Nobel, Ltd.	2,360,213	5,648,276
# *	Eastern Star Gas, Ltd.	2,177,532	987,637
*	Ellex Medical Lasers, Ltd.	162,000	121,808
*	Emerald Oil & Gas NL	2,091	364
# *	Emporer Mines, Ltd.	1,284,668	84,430
#	Energy Developments, Ltd.	619,846	1,731,783
*	Energy World Corp., Ltd.	4,711,617	3,793,065
*	engin, Ltd.	674,773	89,161
#	Envestra, Ltd.	3,567,552	3,382,691
*	Environmental Clean Technologies, Ltd.	13,473	1,495
*	Envirozel, Ltd.	710,966	355,606
*	Epsilon Energy, Ltd.	14,624	2,372
#	Equigold NL	747,635	1,725,458
# *	ERG, Ltd.	3,388,940	421,321
# *	Espreon, Ltd.	178,000	91,881
	Euroz, Ltd.	4,019	14,843
*	Falcon Minerals, Ltd.	595,369	169,267
#	Fantastic Holdings, Ltd.	363,333	1,290,631
	Felix Resources, Ltd.	790,316	4,009,780
*	First Australian Resources, Ltd.	1,610,976	170,928
#	FKP Property Group	1,187,862	7,265,568
#	Fleetwood Corp., Ltd.	209,332	1,788,844
	Flight Centre, Ltd.	350,031	6,705,741
	Forest Enterprises Australia, Ltd.	1,513,062	777,597
*	Forge Group, Ltd.	170,828	109,141
#	Funtastic, Ltd.	658,433	830,134
*	Fusion Resources, Ltd.	7,950	6,643
#	Futuris Corp., Ltd.	3,016,941	5,689,467
*	Gale Pacific, Ltd.	125,851	55,730
	Gazal Corp., Ltd.	104,542	207,121
# *	Genetic Technologies, Ltd.	830,383	110,209
# *	Geodynamics, Ltd.	787,668	1,145,467

# *	Gindalbie Metals, Ltd.	1,817,381	$2,724,752
*	Giralia Resources NL	599,030	368,307
*	Glengarry Resources, Ltd.	768,955	95,357
*	Globe International, Ltd.	88,283	94,765
*	Gold Aura, Ltd.	61,645	4,385
*	Golden Gate Petroleum, Ltd.	480,988	164,229
# *	Goldsearch, Ltd.	1,044,199	69,135
*	Goldstream Mining NL	564,840	250,489
	Gowing Bros., Ltd.	79,311	265,965
#	Graincorp, Ltd. Series A	240,483	2,087,357
# *	Grange Resources, Ltd.	422,979	1,054,835
	GRD, Ltd.	868,801	1,845,864
*	Great Gold Mines NL	17,866	518
#	Great Southern, Ltd.	1,324,686	2,722,207
*	Greater Pacific Gold, Ltd.	2,677,443	71,367
#	GUD Holdings, Ltd.	305,985	2,805,282
#	Gunns, Ltd.	1,843,136	4,549,931
*	GVM Metals, Ltd.	161,382	150,792
#	GWA International, Ltd.	1,166,276	4,042,221
	Hastie Group, Ltd.	470,508	1,770,604
*	Havilah Resources NL	255,570	432,450
#	Healthscope, Ltd.	1,017,572	5,186,255
# *	Herald Resources, Ltd.	843,346	936,711
# *	Heron Resources, Ltd.	673,833	697,309
	HGL, Ltd.	99,995	190,436
# *	Highlands Pacific, Ltd.	2,651,500	282,551
#	Hills Industries, Ltd.	745,813	3,866,793
	Home Building Society, Ltd.	130,458	1,892,678
*	Horizon Oil, Ltd.	2,936,144	891,921
# *	Housewares International, Ltd.	521,039	1,123,066
#	HPAL, Ltd.	478,879	1,068,841
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	277,873
*	Hyro, Ltd.	1,500,097	304,990
#	IBA Health, Ltd.	2,008,834	1,661,162
#	IBT Education, Ltd.	1,153,075	2,045,244
*	ICSGlobal, Ltd.	177,934	41,104
#	iiNet, Ltd.	487,339	751,527
#	Iluka Resources, Ltd.	1,224,749	5,987,812
#	Imdex, Ltd.	797,684	1,158,054
*	Imugene, Ltd.	474,785	88,530
#	Incitec Pivot, Ltd.	226,180	17,094,688
#	Independence Group NL	518,674	2,997,637
*	Independent Practitioner Network, Ltd.	457,414	117,844
*	Indo Mines, Ltd.	108,199	117,872
# *	Indophil Resources NL	1,510,858	1,356,675
#	Industrea, Ltd.	2,917,778	1,395,975
#	Infomedia, Ltd.	1,307,138	689,789
	Institute of Drug Technology Australia, Ltd.	82,205	158,842
	Integrated Research, Ltd.	261,513	88,864
*	Intellect Holdings, Ltd.	48,362	3,884
*	Intermoco, Ltd.	2,462,900	94,121
*	International All Sports, Ltd.	58,815	19,276

*	Intrepid Mines, Ltd.	320,115	$91,044
*	Investika, Ltd.	3,500	14,342
#	Invocare, Ltd.	482,962	2,812,725
#	IOOF Holdings, Ltd.	317,638	2,780,713
#	Iress Market Technology, Ltd.	518,955	3,576,859
	IWL, Ltd.	231,277	1,304,453
*	Ixla, Ltd.	89,921	1,835
# *	Jabiru Metals, Ltd.	1,865,794	2,502,315
#	JB Hi-Fi, Ltd.	516,355	6,587,806
*	Jervois Mining, Ltd.	6,501,013	115,896
#	Jubilee Mines NL	494,194	7,589,143
*	Jumbuck Entertainment, Ltd.	7,000	7,950
#	Just Group, Ltd.	911,500	4,197,223
	K&S Corp., Ltd.	146,366	442,936
#	Kagara Zinc, Ltd.	831,710	4,563,586
*	Keycorp, Ltd.	215,466	76,013
# *	Kimberley Diamond Co. NL	1,696,958	1,005,763
*	Kings Minerals NL	1,580,562	975,006
# *	Kingsgate Consolidated, Ltd.	379,955	1,810,538
	Kresta Holdings, Ltd.	507,262	137,341
# *	Lafayette Mining, Ltd.	3,463,956	138,401
*	Lakes Oil NL	11,368,868	100,029
	Lemarne Corp., Ltd.	30,790	86,951
*	Leyshon Resources, Ltd.	103,357	48,361
# *	Life Therapeutics, Ltd.	393,649	154,276
	Lighting Corp., Ltd.	180,200	130,913
*	Lion Selection Ltd	151,880	233,249
	Lipa Pharmaceuticals, Ltd.	311,120	258,200
*	Longreach Group, Ltd.	92,007	3,072
	Lycopodium, Ltd.	30,000	108,032
# *	Lynas Corp., Ltd.	2,146,827	2,441,251
#	MacArthur Coal, Ltd.	764,173	4,607,255
	MacMahon Holdings, Ltd.	2,415,280	3,577,745
# *	Macmin Silver, Ltd.	1,807,467	417,351
#	Macquarie Media Group, Ltd.	864,252	3,378,015
*	Macquarie Telecom Group, Ltd.	35,019	32,010
*	Magnesium International, Ltd.	60,138	3,726
# *	Marion Energy, Ltd.	1,087,824	1,163,164
	Maryborough Sugar Factory, Ltd.	2,512	6,082
	MaxiTRANS Industries, Ltd.	637,133	342,030
# *	McGuigan Simeon Wines, Ltd.	528,112	788,847
	McMillan Shakespeare, Ltd	193,118	768,242
	McPherson’s, Ltd.	270,524	845,167
#	Melbourne IT, Ltd.	337,433	1,032,141
*	Mercury Mobility, Ltd.	232,538	66,030
	Mermaid Marine Australia, Ltd.	667,996	1,125,191
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	61,049
# *	Metal Storm, Ltd.	2,280,892	221,820
#	MFS Living and Leisure Group	597,036	454,391
#	MFS, Ltd.	674,980	2,801,280
# *	Midwest Corp., Ltd.	926,668	2,753,892

*	Mikoh Corp., Ltd.	611,820	$243,904
	Mincor Resources NL	966,747	3,624,397
# *	Mineral Deposits, Ltd.	1,647,708	2,152,172
*	Mineral Securities, Ltd.	34,829	51,871
#	Mitchell Communications Group, Ltd.	1,060,141	1,127,384
# *	Molopo Australia, Ltd.	2,305,213	366,817
#	Monadelphous Group, Ltd.	354,390	4,557,439
*	Morning Star Gold NL	25,000	8,244
	Mortgage Choice, Ltd.	514,300	1,160,823
*	Mosaic Oil NL	1,892,182	226,742
# *	Mount Gibson Iron, Ltd.	3,240,121	6,847,223
# *	Murchison Metals, Ltd.	1,242,508	5,558,525
# *	Murchison United NL	850,000	98,158
*	MXL, Ltd.	2,132,080	69,896
#	MYOB, Ltd.	1,540,742	1,748,820
	Namoi Cotton Cooperative, Ltd.	196,490	104,359
	National Can Industries, Ltd.	97,017	181,381
	National Hire Group, Ltd.	102,000	171,518
#	New Hope Corp., Ltd.	3,474,457	7,412,176
*	Newsat, Ltd.	13,645,745	83,411
# *	Nexus Energy, Ltd.	2,385,311	3,094,078
# *	Niagara Mining, Ltd.	603,990	507,170
# *	Nido Petroleum, Ltd.	3,822,766	1,086,322
*	North Australian Diamonds, Ltd.	3,646,488	106,254
*	Norwood Abbey, Ltd.	326,063	14,648
# *	Novogen, Ltd.	391,594	643,017
#	Nufarm, Ltd.	410,674	4,880,224
*	NuSep, Ltd.	17,442	3,405
# *	Nylex, Ltd.	146,174	240,433
	Oakton, Ltd.	386,916	2,331,230
*	Occupational & Medical Innovations, Ltd.	31,208	21,480
# *	Oceana Gold Corp.	554,539	1,796,058
	Onesteel, Ltd.	1,135,697	6,932,954
*	Optiscan Imaging, Ltd.	37,101	13,165
# *	Orbital Corp., Ltd.	1,883,099	498,213
	OrotonGroup, Ltd.	79,968	296,748
#	Over Fifty Group, Ltd.	38,567	89,080
	Pacific Brands, Ltd.	2,589,055	7,094,503
# *	Pan Australian Resources, Ltd.	5,869,638	4,320,979
# *	Pan Pacific Petroleum NL	2,287,858	497,931
*	Panbio, Ltd.	58,078	20,723
	Paperlinx, Ltd.	2,344,452	6,295,454
*	Payce Consolidated, Ltd.	29,670	73,981
#	PCH Group, Ltd.	730,056	852,740
#	Peet, Ltd.	959,158	3,232,626
*	People Telecom, Ltd.	535,431	36,564
# *	Peplin, Ltd.	391,543	296,543
# *	Peptech, Ltd.	686,367	749,664
	Perilya, Ltd.	912,675	3,226,356
# *	Perseverance Corp., Ltd.	2,968,383	420,132
*	Petra Diamonds, Ltd.	65,193	218,091
# *	Petsec Energy, Ltd.	639,916	841,502

# *	Pharmaxis, Ltd.	774,099	$2,772,137
#	Photon Group, Ltd.	193,309	1,063,935
*	Planet Gas, Ltd.	735,200	149,316
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	810,845	1,549,779
	PMP, Ltd.	1,501,196	2,004,590
*	Polartechnics, Ltd.	396,423	193,066
#	Port Bouvard, Ltd.	512,220	804,258
# *	Portman, Ltd.	435,263	4,426,039
	PPK Group, Ltd.	99,965	78,092
*	Prana Biotechnology, Ltd.	195,424	53,390
# *	Precious Metals Australia, Ltd.	403,073	644,577
#	Primary Health Care, Ltd.	579,048	6,254,047
#	Prime Television, Ltd.	421,327	1,436,853
# *	Progen Pharmaceuticals, Ltd.	190,880	572,316
	Programmed Maintenance Service, Ltd.	406,502	1,945,415
# *	pSvida, Ltd.	1,918,197	193,847
#	Ramsay Health Care, Ltd.	587,531	5,569,283
	Raptis Group, Ltd.	12,000	12,242
	RCR Tomlinson, Ltd.	516,113	1,186,857
#	Reckon, Ltd.	141,500	157,353
# *	Redflex Holdings, Ltd.	365,903	939,195
*	Redport, Ltd.	1,380,196	269,438
#	Reece Australia, Ltd.	251,463	6,353,035
# *	Renison Consolidated Mines NL	1,364,371	59,241
*	Repcol, Ltd.	554,848	49,234
# *	Resolute Mining, Ltd.	997,493	1,754,047
*	Resonance Health, Ltd.	51,212	774
# *	Resource Pacific Holdings, Ltd.	1,021,300	2,229,123
	Reverse Corp., Ltd.	227,632	932,747
#	Ridley Corp., Ltd.	1,186,778	1,229,882
# *	Riversdale Mining, Ltd.	678,839	3,002,218
# *	Roc Oil Co., Ltd.	1,536,896	4,521,862
	Rock Building Society, Ltd.	25,092	115,859
	Ross Human Directions, Ltd.	143,511	72,942
# *	Rubicon Resources, Ltd.	50,164	6,420
#	Ruralco Holdings, Ltd.	69,600	245,834
#	SAI Global, Ltd.	678,767	1,964,496
*	Salinas Energy, Ltd.	753,885	419,349
# *	Sally Malay Mining, Ltd.	840,477	3,614,049
#	Salmat, Ltd.	491,833	2,044,243
*	Samson Oil & Gas, Ltd.	677,329	143,222
	Schaffer Corp., Ltd.	33,766	270,380
	SDI, Ltd.	371,254	160,809
	Seek, Ltd.	254,100	2,049,340
#	Select Harvests, Ltd.	168,138	1,084,337
# *	Senetas Corp., Ltd.	1,846,596	211,445
#	Servcorp, Ltd.	282,950	1,268,266
#	Service Stream, Ltd.	719,455	1,361,232
*	Shield Mining, Ltd.	72,292	23,198
# *	Silex System, Ltd.	568,711	3,878,291

# *	Sino Gold Mining, Ltd.	722,503	$4,820,723
*	Sino Strategic International, Ltd.	130,864	139,081
*	Sipa Resources International N.L.	250,000	26,640
# *	Sirtex Medical, Ltd.	216,786	760,880
#	Skilled Group, Ltd.	421,410	2,018,537
	SMS Management & Technology, Ltd.	292,441	1,813,251
#	Southern Cross Broadcasting (Australia), Ltd.	273,824	4,161,744
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	644,516
	Specialty Fashion Group, Ltd.	807,082	1,152,951
*	Sphere Investments, Ltd. (6162272)	488,713	1,799,856
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,477,023
*	ST Synergy, Ltd.	33,420	16,310
# *	St. Barbara, Ltd.	3,302,450	1,764,905
	Staging Connections Group, Ltd.	307,232	385,723
*	Starpharma Holdings, Ltd.	497,958	141,178
#	Straits Resources, Ltd.	799,500	3,295,950
*	Strategic Minerals Corp. NL	358,100	26,806
*	Strathfield Group, Ltd.	492,553	16,917
#	Structural Systems, Ltd.	129,682	316,924
	Stuart Petroleum, Ltd.	201,731	161,042
#	STW Communications Group, Ltd.	865,493	1,990,110
# *	Sundance Resources, Ltd.	5,993,157	4,447,336
#	Sunland Group, Ltd.	1,328,124	4,750,400
	Super Cheap Auto Group, Ltd.	469,502	1,868,512
#	Sydney Attractions Group, Ltd.	83,067	455,197
# *	Sydney Gas, Ltd.	661,636	213,662
*	Symex Holdings, Ltd.	355,611	185,859
	Talent2 International, Ltd.	427,814	1,027,341
*	Tamaya Resources, Ltd.	4,222,244	1,104,626
*	Tandou, Ltd.	10,230	4,055
*	Tap Oil, Ltd.	721,216	1,347,454
#	Tassal Group, Ltd.	519,693	1,568,699
#	Technology One, Ltd.	1,346,767	1,312,254
*	Tectonic Resources NL	259,183	18,310
#	Ten Network Holdings, Ltd.	1,658,273	3,999,341
*	Tennant Creek Gold, Ltd.	511,423	279,942
	TFS Corp., Ltd.	707,530	620,334
	Thakral Holdings Group	2,527,142	2,394,430
#	The Reject Shop, Ltd.	111,665	1,335,546
#	Timbercorp, Ltd.	1,291,189	2,163,001
*	Toodyay Resources, Ltd.	20,163	519
*	Tooth & Co., Ltd.	153,000	8,553
*	Tower Australia Group, Ltd.	626,340	1,271,809
# *	Tox Free Solutions, Ltd.	286,486	604,923
#	Transfield Services, Ltd.	768,280	8,997,880
#	Troy Resources NL	241,418	694,985
#	Trust Co., Ltd.	80,260	834,647
*	Unilife Medical Solutions, Ltd.	544,389	125,281
*	Union Resources, Ltd.	1,290,000	21,825
	United Group, Ltd.	395,348	6,488,073

*	Universal Resources, Ltd.	109,414	$8,932
*	Unwired Group, Ltd.	892,774	378,658
	UXC, Ltd.	834,989	1,774,383
# *	Ventracor, Ltd.	1,048,486	570,487
*	Victoria Petroleum NL	747,800	86,516
*	View Resources, Ltd.	1,186,369	363,190
*	Village Life, Ltd.	203,651	5,428
	Village Roadshow, Ltd.	604,343	1,653,094
#	Vision Group Holdings, Ltd.	297,734	912,387
	Waterco, Ltd.	34,448	33,808
#	Watpac, Ltd.	452,820	2,188,254
#	Wattyl, Ltd.	386,654	1,113,470
#	Webjet, Ltd.	328,307	451,521
	Webster, Ltd.	145,048	207,054
*	Wedgetail Mining, Ltd.	904,454	136,551
*	Wentworth Holdings, Ltd.	316,666	61,820
# *	Western Areas NL	694,336	3,114,838
*	Western Desert Resources, Ltd.	21,283	3,588
#	WHK Group, Ltd.	1,123,295	1,987,731
	Wide Bay Australia, Ltd.	47,718	512,859
	Willmott Forests, Ltd.	51,672	71,631
*	Zinc Co. Australia, Ltd.	120,894	25,746
TOTAL COMMON STOCKS			706,217,721

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	334,417	895,710

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	2,840
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	29,122
*	Aurora Oil and Gas, Ltd. Rights 11/01/07	57,418	3,057
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	8,063
*	Chrome Corp., Ltd. Options 09/30/09	1,600	40
*	Cluff Resources Pacific NL Options 11/30/08	303,915	539
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	158
*	Geodynamics, Ltd. Rights 01/31/08	71,334	23,737
*	Gold Aura, Ltd. Options 03/31/09	10,274	328
*	Havilah Resources NL Warrants 04/30/10	2,017	1,790
*	Horizon Oil, Ltd. Rights 02/28/08	132,777	6,598
*	Macmin Silver, Ltd. Options 10/30/08	56,483	5,012
*	Magnesium International, Ltd. Rights 05/31/12	13,667	546
*	Morning Star Gold NL Options 12/31/08	12,500	1,664
*	Norwood Abbey, Ltd. Rights 10/19/07	163,031	2,893
*	Nylex, Ltd. Options 12/08/09	37,267	19,841
*	Oceana Gold Corp. Options 01/01/09	75,419	33,462
*	Thor Mining P.L.C. Warrants 06/15/09	16,736	1,426
*	Victoria Petroleum NL Rights 01/31/10	127,012	6,311
TOTAL RIGHTS/WARRANTS			147,427

TOTAL — AUSTRALIA			707,260,858

HONG KONG — (15.6%)
COMMON STOCKS — (15.6%)
*	139 Holdings, Ltd.	620,000	$27,640
	ABC Communications (Holdings), Ltd.	930,000	65,587
	Aeon Credit Service (Asia) Co., Ltd.	740,000	702,685
*	Aeon Stores (Hong Kong) Co., Ltd.	114,000	321,190
	Alco Holdings, Ltd.	1,468,000	777,571
	Allan International Holdings	592,000	98,952
#	Allied Group, Ltd.	683,200	3,030,759
	Allied Properties, Ltd.	12,686,000	4,224,272
*	A-Max Holdings, Ltd.	16,500,000	330,028
*	Anex International Holdings, Ltd.	152,000	9,184
*	Applied Development Holdings, Ltd.	1,243,000	90,913
*	APT Satellite Holdings, Ltd.	850,000	229,790
*	Artel Solutions Group Holdings, Ltd.	2,315,000	11,018
*	Artfield Group, Ltd.	466,000	68,243
	Arts Optical International Holdings	730,000	297,641
*	Asia Commercial Holdings, Ltd.	131,040	14,617
#	Asia Financial Holdings, Ltd.	2,768,908	1,642,009
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	2,022,164
	Asia Standard Hotel	25,610,000	391,388
	Asia Standard International Group, Ltd.	17,351,298	634,358
*	Asia TeleMedia, Ltd.	2,832,000	302,368
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	32,788
*	Asian Union New Media Group, Ltd.	28,920,000	570,611
*	Associated International Hotels	974,000	1,679,943
	Automated Systems Holdings, Ltd.	340,000	101,620
*	B.A.L. Holdings, Ltd.	974	10
	Baltrans Holdings, Ltd.	676,000	460,179
*	Beijing Development (Hong Kong), Ltd.	166,000	89,361
	Belle International Holdings, Ltd.	619,120	813,935
*	Bestway International Holdings, Ltd.	801,600	57,744
*	Bossini International Holdings, Ltd.	3,871,500	218,714
	Bright International Group	710,000	49,224
*	Build King Holdings, Ltd.	375,756	26,032
*	Burwill Holdings, Ltd.	2,553,200	422,737
#	Cafe de Coral Holdings, Ltd.	1,516,000	2,834,557
*	Capital Estate, Ltd.	20,870,000	481,632
	Capital Strategic Investment, Ltd.	12,032,500	632,428
*	Carico Holdings, Ltd.	2,948	104
	Cash Financial Services Group, Ltd.	427,018	36,803
*	Casil Telecommunications Holdings, Ltd.	1,988,000	279,890
*	CATIC International Holdings, Ltd.	5,332,000	388,691
	CCT Telecom Holdings, Ltd.	1,724,970	319,763
	CEC International Holdings, Ltd.	220,279	7,351
*	Celestial Asia Securities Holdings, Ltd.	639,054	110,978
	Century City International	39,346,000	981,901
	Champion Technology Holdings, Ltd.	4,271,748	941,875
	Chaoda Modern Agriculture	308,500	250,173
	Chen Hsong Holdings, Ltd.	1,576,000	1,161,418

	Cheuk Nang (Holdings), Ltd.	246,825	$228,115
	Chevalier International Holdings, Ltd.	733,482	821,175
	Chevalier Pacific Holdings, Ltd.	355,250	187,603
*	Chia Hsin Cement Greater China Holding Corp.	642,000	405,402
*	China Best Group Holding, Ltd.	11,370,000	241,932
*	China Digicontent Co., Ltd.	2,710,000	3,486
	China Electronics Corp. Holdings Co., Ltd.	890,250	343,806
	China Gas Holdings, Ltd.	1,902,500	745,189
# *	China Grand Forestry Resources Group, Ltd.	10,932,000	3,614,038
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	221,370
*	China Investments Holdings, Ltd.	210,000	12,519
#	China Metal International Holdings, Ltd.	2,844,000	982,644
*	China Motion Telecom International, Ltd.	5,080,000	360,308
	China Motor Bus Co.	74,000	570,203
*	China Oil & Gas Group, Ltd.	1,573,200	189,237
*	China Oriental Group Co., Ltd.	6,922,974	3,951,718
*	China Renji Medical Group, Ltd.	13,698,000	287,216
	China Resources Logic, Ltd.	7,086,000	881,397
*	China Rich Holdings, Ltd.	676,000	32,966
*	China Sciences Conservational Power, Ltd.	210,400	19,487
*	China Sci-Tech Holdings, Ltd.	278,600	11,573
# *	China Seven Star Shopping, Ltd.	8,410,000	612,687
	China Shineway Pharmaceutical Group, Ltd.	1,927,800	1,389,735
# *	China Solar Energy Holdings, Ltd.	9,802,905	713,224
*	China Star Entertainment, Ltd.	440,292	11,943
*	China Timber Resources Group, Ltd.	16,551,680	603,746
*	China Wind Power Group, Ltd.	183,400	16,043
#	China Wireless Technologies, Ltd.	5,152,000	1,174,783
# *	China Zenith Chemical Group, Ltd.	8,037,500	503,477
	China Zirconium, Ltd.	1,164,000	189,473
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	586,112
	Chinney Investments, Ltd.	1,144,000	163,830
	Chitaly Holdings, Ltd.	550,000	134,549
#	Chong Hing Bank, Ltd.	1,197,000	2,608,532
	Chow Sang Sang Holdings	1,513,680	2,120,508
	Chu Kong Shipping Development	1,584,000	404,578
	Chuang’s China Investments, Ltd.	3,082,500	473,406
	Chuang’s Consortium International, Ltd.	3,534,884	751,912
	Chun Wo Holdings, Ltd.	2,002,926	439,466
	Chung Tai Printing Holdings, Ltd.	548,000	302,716
	City e-Solutions, Ltd.	186,000	31,004
	City Telecom (HK), Ltd.	1,402,000	349,650
# *	Clear Media, Ltd.	1,135,000	1,256,806
*	Climax International Co., Ltd.	40,700	2,147
	CNT Group, Ltd.	3,182,693	122,716
#	Coastal Greenland, Ltd.	5,792,000	1,550,307
	COL Capital, Ltd.	480,240	420,923
*	Compass Pacific Holdings, Ltd.	624,000	17,610
	Computer & Technologies Holdings, Ltd.	432,000	56,127
	Continental Holdings, Ltd.	98,825	23,406
	Convenience Retail Asia, Ltd.	64,000	28,117
	COSCO International Holdings, Ltd.	338,000	340,139
#	Coslight Technology International Group, Ltd.	1,134,000	705,254
	Cosmos Machinery Enterprises, Ltd.	1,616,400	240,625
*	Crocodile Garments, Ltd.	1,539,000	109,013

	Cross-Harbour Holdings, Ltd.	586,520	$638,578
*	Culturecom Holdings, Ltd.	11,099,000	245,853
	Daisho Microline Holdings, Ltd.	1,236,000	252,146
*	Dan Form Holdings Co., Ltd.	2,866,600	315,170
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	195,187
#	Dickson Concepts International, Ltd.	816,630	850,105
*	Dragon Hill Wuling Automobile Holdings Ltd.	112,500	34,426
# *	DVN Holdings, Ltd.	2,398,516	455,440
*	Dynamic Global Holdings, Ltd.	3,522,000	120,060
	Dynamic Holdings, Ltd.	384,000	169,127
	Dynasty Fine Wines Group, Ltd.	315,400	123,152
	Eagle Nice (International) Holdings, Ltd.	156,000	42,143
*	Easyknit Enterprises Holdings, Ltd.	2,930,000	53,369
*	Easyknit International Holdings, Ltd.	1,299,716	58,471
#	EcoGreen Fine Chemical Group	1,112,000	483,747
*	Eforce Holdings, Ltd.	2,620,000	217,589
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,937
*	E-Kong Group, Ltd.	620,000	63,911
*	Emperor Capital Group, Ltd.	749,672	139,765
#	Emperor Entertainment Hotel, Ltd.	2,410,000	538,922
	Emperor International Holdings, Ltd.	3,748,360	1,190,201
*	Enerchina Holdings, Ltd.	3,068,800	173,085
*	ENM Holdings, Ltd.	3,816,000	215,592
*	EPI (Holdings), Ltd.	157,951	13,503
# *	eSun Holdings, Ltd.	2,167,600	1,819,307
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,456,851
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood Holdings, Ltd.	316,600	409,825
#	Far East Consortium	4,141,516	1,859,937
*	Far East Hotels	1,853,000	85,775
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	280,174
*	First Sign International Holdings, Ltd.	1,424,000	74,716
#	Fong’s Industries Co., Ltd.	1,470,000	979,481
*	Forefront Group, Ltd.	658,000	60,943
*	Fortuna International Holdings, Ltd.	420,480	12,432
	Fountain Set Holdings, Ltd.	2,150,000	782,292
	Four Seas Food Investment Holdings, Ltd.	347,184	56,198
	Four Seas Mercantile Holdings, Ltd.	592,000	251,304
*	Frasers Property China, Ltd.	16,477,000	579,991
*	Freeman Corp., Ltd.	2,260,491	34,810
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,735,356
*	Fujian Holdings, Ltd.	237,800	28,041
	Fujikon Industrial Holdings, Ltd.	912,000	385,665
# *	Fushan International Energy Group, Ltd.	5,614,000	2,426,395
*	Genesis Energy Holdings, Ltd.	5,810,000	236,486
	Get Nice Holdings, Ltd.	2,760,000	222,983
*	GFT Holdings, Ltd.	192,000	2,490
	Giordano International, Ltd.	4,322,000	2,117,660
#	Global Green Tech Group, Ltd.	2,674,000	1,010,692
*	Global Tech (Holdings), Ltd.	5,612,000	36,095
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,317,486

	Gold Peak Industries (Holdings), Ltd.	1,059,250	$167,494
*	Goldbond Group Holdings, Ltd.	2,609,500	256,298
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	77,922
	Golden Meditech Company, Ltd.	336,119	153,696
#	Golden Resorts Group, Ltd.	16,420,000	1,418,811
	Golden Resources Development International, Ltd.	2,848,500	271,008
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	838,217
	Golik Holdings, Ltd.	930,500	46,652
#	Grande Holdings, Ltd.	882,000	374,720
	Group Sense (International), Ltd.	2,448,000	147,893
	Guangnan Holdings, Ltd.	1,779,600	458,174
*	Guo Xin Group, Ltd.	3,640,000	97,277
	GZI Transport, Ltd.	3,292,700	2,210,924
	Hang Fung Gold Technology, Ltd.	1,860,482	337,251
	Hang Ten Group Holdings, Ltd.	1,705,850	137,878
	Hanny Holdings, Ltd.	1,224,000	42,472
*	Hans Energy Co., Ltd.	7,556,000	678,406
	Harbour Centre Development, Ltd.	593,000	1,450,421
# *	Heng Tai Consumables Group, Ltd.	2,798,000	446,343
*	Hi Sun Technology (China), Ltd.	3,684,000	1,195,513
	High Fashion International, Ltd.	268,000	117,405
	HKR International, Ltd.	3,715,936	2,908,149
#	Hon Kwok Land Investment Co., Ltd	1,132,535	459,568
*	Honesty Treasure International Holdings, Ltd.	6,280,000	314,770
*	Hong Fok Land, Ltd.	1,210,000	1,556
	Hong Kong Catering Management, Ltd.	542,796	74,656
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	852,444
*	Hong Kong Parkview Group, Ltd.	1,130,000	123,555
	Hongkong Chinese, Ltd.	3,320,000	813,714
	Hop Fung Group Holdings, Ltd.	536,000	199,113
*	Hop Hing Holdings, Ltd.	660,265	59,424
	Hsin Chong Construction Group, Ltd.	1,569,658	270,477
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	550,927
	Huafeng Textile International Group, Ltd.	1,496,400	103,545
*	Hualing Holdings, Ltd.	12,708,000	1,415,684
#	Hung Hing Printing Group, Ltd.	1,603,275	836,256
	Hutchison Harbour Ring, Ltd.	17,106,000	1,252,131
*	Hycomm Wireless, Ltd.	4,709,000	91,062
	I.T, Ltd.	2,734,000	623,519
	I-Cable Communications, Ltd.	4,440,000	921,982
# *	IDT International, Ltd.	6,240,183	292,474
*	Imagi International Holdings, Ltd.	3,037,000	654,056
#	Integrated Distribution Services Group, Ltd.	775,000	2,992,471
*	Interchina Holdings Co., Ltd.	15,155,000	253,301
	IPE Group, Ltd.	1,740,000	263,252
	ITC Corp., Ltd.	4,553,728	409,693
*	Jinhui Holdings Co., Ltd.	1,348,000	1,064,243
	Jiuzhou Development Co., Ltd.	2,632,000	320,156
	Joyce Boutique Holdings, Ltd.	1,530,000	72,526
*	Junefield Department Store Group, Ltd.	256,000	11,994

	K Wah International Holdings, Ltd.	6,104,405	$3,770,688
	Kader Holdings Co., Ltd.	545,600	34,616
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	31,777
	Kantone Holdings, Ltd.	7,744,894	863,147
*	Karl Thomson Holdings, Ltd.	1,238,000	402,688
	Karrie International Holdings, Ltd.	1,024,000	146,989
	Keck Seng Investments	924,600	826,428
	Kee Shing Holdings	886,000	115,844
	Kin Yat Holdings, Ltd.	586,000	192,311
	King Fook Holdings	1,000,000	151,889
*	King Pacific International Holdings, Ltd.	1,404,200	22,037
	Kingdee International Software Group Co., Ltd.	638,000	501,051
	Kingmaker Footwear Holdings, Ltd.	1,476,955	168,630
	Kingway Brewery Holdings, Ltd.	1,506,199	470,447
*	Kong Sun Holdings, Ltd.	2,198,000	7,069
*	KPI Co., Ltd.	396,000	24,500
	KTP Holdings, Ltd.	560,400	61,264
	Kwoon Chung Bus Holdings, Ltd.	556,000	94,235
	Lai Fung Holdings, Ltd.	18,003,000	913,635
*	Lai Sun Development Co., Ltd.	36,841,000	1,299,448
*	Lai Sun Garment International, Ltd.	4,010,000	355,398
	Lam Soon (Hong Kong), Ltd.	302,310	194,287
	Le Saunda Holdings, Ltd.	1,424,000	222,595
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,972
	Lee & Man Holdings, Ltd.	1,780,000	700,640
	Lerado Group Holding Co.	1,602,000	131,744
	Lippo, Ltd.	1,171,760	1,008,618
	Liu Chong Hing Investment, Ltd.	829,200	1,209,632
	Luen Thai Holdings, Ltd.	1,345,000	182,792
	Luk Fook Holdings (International), Ltd.	1,192,000	823,554
#	Luks Industrial Group, Ltd.	1,301,555	1,745,452
	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	921,449
*	M Dream Inworld, Ltd.	3,054	4
# *	Macau Prime Properties Holdings, Ltd.	5,460,920	276,783
# *	Macau Success, Ltd.	5,560,000	777,263
*	MACRO-LINK International Holdings, Ltd.	1,036,250	177,288
*	Mae Holdings, Ltd.	11,100	1,181
	Magnificent Estates	12,744,000	490,992
	Mainland Headwear Holdings, Ltd.	765,600	209,740
#	Man Yue International Holdings, Ltd.	1,084,000	315,195
	Matrix Holdings, Ltd.	987,965	230,467
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,558,923
	Mei Ah Entertainment Group, Ltd.	1,732,000	169,327
	Melbourne Enterprises	45,500	303,227
	Midas International Holdings, Ltd.	774,000	114,705
#	Midland Holdings, Ltd.	2,078,000	2,246,836
	Min Xin Holdings	1,137,200	943,724
# *	Minmetals Holdings, Ltd.	1,780,000	723,357
*	Mirabell International Holdings	436,000	291,665
	Miramar Hotel & Investment	788,000	1,275,330

*	Morning Star Resources, Ltd.	1,845,000	$28,945
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	424,809
*	Nan Hai Corp., Ltd.	109,172,743	2,139,965
	Nanyang Holdings	137,500	336,303
	National Electronics Holdings	2,156,000	149,840
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,226,441
	New Century Group Hong Kong, Ltd.	11,523,680	315,289
*	New Island Printing Holdings	176,000	19,018
*	New Smart Energy Group, Ltd.	432,800	18,037
	New World Mobile Holdings, Ltd.	22,140	14,534
	Newocean Energy Holdings, Ltd.	513,120	50,724
	Next Media, Ltd.	6,410,000	1,810,870
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	131,085
#	Norstar Founders Group, Ltd.	3,256,000	1,227,574
*	Orient Power Holdings, Ltd.	804,000	19,444
#	Oriental Press Group	6,256,000	995,725
	Oriental Watch Holdings	610,000	215,620
#	Pacific Andes International Holdings, Ltd.	4,656,000	1,390,305
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,019,566
*	Pacific Plywood Holdings, Ltd.	886,000	40,899
	Paliburg Holdings, Ltd.	16,858,000	675,727
*	Paradise Entertainment, Ltd.	3,969,000	97,713
	Paul Y Engineering Group, Ltd.	62,822	11,132
	Peace Mark Holdings, Ltd.	2,738,022	4,066,741
*	Pearl Oriental Innovation, Ltd.	775,200	99,765
	Pegasus International Holdings, Ltd.	226,000	44,194
	Perfectech International Holdings, Ltd.	571,450	82,194
	Pico Far East Holdings, Ltd.	3,238,000	1,125,426
#	Playmates Holdings, Ltd.	5,047,000	517,488
	Pokfulam Development Co., Ltd.	234,000	201,456
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	206,823
	Poly Hong Kong Investment, Ltd.	3,165,000	3,790,466
*	Poly Investments Holdings, Ltd.	267,000	74,136
#	Ports Design, Ltd.	1,507,500	5,221,316
*	Premium Land, Ltd.	645,000	124,100
#	Prime Success International Group, Ltd.	4,538,000	3,674,265
	Proview International Holdings, Ltd.	1,584,884	234,103
#	Public Financial Holdings, Ltd.	2,876,000	1,919,670
#	PYI Corp., Ltd.	4,194,129	1,698,564
*	Pyxis Group, Ltd.	1,936,000	65,048
#	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	773,793
*	QPL International Holdings, Ltd.	2,009,000	121,462
	Quality Healthcare Asia, Ltd.	478,995	225,429
	Raymond Industrial, Ltd.	675,400	135,492
#	Regal Hotels International Holdings, Ltd.	24,144,000	1,826,675
*	Riche Multi-Media Holdings, Ltd.	706,000	37,123
	Rivera Holdings, Ltd.	5,710,000	402,747
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,862,000	3,916,928
	Roadshow Holdings, Ltd.	1,456,000	142,449
	S.A.S. Dragon Holdings, Ltd.	1,696,000	270,297
#	Sa Sa International Holdings, Ltd.	3,260,000	1,150,751

	Safety Godown Co., Ltd.	408,000	$261,936
*	San Miguel Brewery	612,800	130,253
*	Sanyuan Group, Ltd.	415,000	8,008
	SCMP Group, Ltd.	4,380,000	1,466,032
	Sea Holdings, Ltd.	832,000	646,539
*	SEEC Media Group, Ltd.	2,550,000	126,332
# *	Shanghai Allied Cement, Ltd.	1,152,080	515,900
*	Shanghai Zenghai Property, Ltd.	13,402,000	789,132
	Shaw Brothers Hong Kong, Ltd.	780,000	1,407,022
	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,287,670
	Shenyin Wanguo, Ltd.	1,212,500	2,481,427
	Shougang Concord Century Holdings, Ltd.	3,916,000	425,887
*	Shougang Concord Grand (Group), Ltd.	2,451,000	258,170
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	297,767
#	Shui On Construction & Materials, Ltd.	736,000	2,341,000
*	Shun Ho Resources Holdings, Ltd.	483,000	114,718
*	Shun Ho Technology Holdings, Ltd.	1,037,452	178,498
#	Silver Grant International	5,033,000	1,045,704
	Sincere Co., Ltd.	505,500	32,346
	Sing Tao News Corp., Ltd.	1,842,000	324,712
#	Singamas Container Holdings, Ltd.	1,608,000	974,848
	Sino Biopharmaceutical, Ltd.	5,880,000	1,276,444
*	Sino Gas Group, Ltd.	3,277,600	125,939
	Sino Golf Holdings, Ltd.	438,000	41,676
*	Sino Prosper Holdings, Ltd.	2,390,000	67,819
*	Sinocan Holdings, Ltd.	350,000	1,756
*	Sino-i Technology, Ltd.	51,703,158	843,886
	Sinopec Kantons Holdings, Ltd.	1,756,700	567,428
# *	Skyfame Realty Holdings, Ltd.	2,737,750	570,183
	Skyworth Digital Holdings, Ltd.	2,713,700	393,361
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,625,024
*	SMI Publishing Group, Ltd.	250,511	483
	Solartech International Holdings, Ltd.	49,600	4,579
#	Solomon Systech International, Ltd.	9,330,000	850,513
	South China (China), Ltd.	5,620,000	672,331
	South China Financial Holdings, Ltd.	4,872,000	136,459
	Southeast Asia Properties & Finance, Ltd.	263,538	67,801
#	Starlight International Holdings	1,903,792	437,056
	Starlite Holdings, Ltd.	694,000	43,244
	Stelux Holdings International, Ltd.	1,307,702	151,333
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	188,905
	Sun Hung Kai & Co., Ltd.	2,193,600	3,128,092
*	Sun Innovation Holdings, Ltd.	14,203	2,936
	Sunway International Holdings, Ltd.	866,000	42,480
	SW Kingsway Capitol Holdings, Ltd.	2,730,000	139,770
#	Symphony Holdings, Ltd.	4,305,000	487,163
#	Tack Fat Group	4,448,000	641,719
	Tack Hsin Holdings	542,000	28,157
#	Tai Cheung Holdings	1,641,000	1,314,263

	Tai Fook Securities Group, Ltd.	1,506,000	$1,399,026
	Tai Sang Land Development, Ltd.	576,984	294,268
*	Tak Shun Technology Group, Ltd.	3,723,200	487,485
	Tak Sing Alliance Holdings	2,909,865	903,468
#	Tan Chong International, Ltd.	1,212,000	405,990
# *	TCC International Holdings, Ltd.	1,124,000	1,642,698
*	Technology Venture Holdings, Ltd.	586,000	41,408
#	Techtronic Industries Co., Ltd.	1,010,000	1,148,907
*	Termbray Industries International	2,304,900	665,032
	Tern Properties	61,200	32,671
	Texhong Textile Group, Ltd.	1,930,000	317,296
#	Texwinca Holdings, Ltd.	3,610,000	2,995,956
*	The Sun’s Group, Ltd.	25,506	5,839
	Tian An China Investments	3,081,275	3,777,915
	Tian Teck Land	1,098,000	808,667
*	Tidetime Sun (Group), Ltd.	196,280	4,560
*	Titan Petrochemicals Group, Ltd.	10,420,000	803,245
*	Tomorrow International Holdings, Ltd.	1,296,420	78,210
	Tongda Group Holdings, Ltd.	8,210,000	442,058
	Tonic Industries Holdings, Ltd.	1,380,000	47,113
#	Top Form International, Ltd.	2,760,000	386,339
*	Topsearch International (Holdings), Ltd.	234,000	19,219
	Tristate Holdings, Ltd.	188,000	60,360
	Truly International Holdings	1,288,000	3,467,588
	Tungtex (Holdings) Co., Ltd.	910,000	236,484
	Tysan Holdings, Ltd.	1,040,773	144,559
*	United Power Investment, Ltd.	5,696,000	273,160
	Universe International Holdings, Ltd.	573,339	14,617
	Upbest Group, Ltd.	3,280,000	379,190
	U-Right International Holdings, Ltd.	4,746,000	212,613
	USI Holdings, Ltd.	1,176,999	812,055
	Van Shung Chong Holdings, Ltd.	359,335	49,783
#	Varitronix International, Ltd.	1,000,293	787,487
	Vedan International (Holdings), Ltd.	640,000	76,353
	Veeko International Holdings, Ltd.	1,420,000	46,447
#	Victory City International Holdings	1,787,856	552,516
	Vital Biotech Holdings, Ltd.	470,000	23,065
#	Vitasoy International Holdings, Ltd.	2,805,000	1,215,808
*	VODone, Ltd.	2,544,000	752,443
# *	Vongroup, Ltd.	9,855,000	669,874
	VS International Group	1,068,000	50,054
	VST Holdings, Ltd.	2,202,000	860,002
	Wah Ha Realty Co., Ltd.	278,600	91,296
*	Wah Nam International Holdings, Ltd.	38,696	3,285
	Wai Kee Holdings, Ltd.	2,057,738	920,593
	Wang On Group, Ltd.	9,344,460	248,771
*	Warderly International Holdings, Ltd.	520,000	32,108
*	Willie International Holdings, Ltd.	28,952,000	274,601
*	Winfoong International, Ltd.	1,210,000	47,296
#	Wing On Co. International, Ltd.	802,000	1,502,385
*	Wing Shan International	896,000	80,233
	Wong’s International (Holdings), Ltd.	737,641	73,879

*	Wonson International Holdings, Ltd.	2,020,000	$51,709
*	World Houseware (Holdings), Ltd.	605,700	31,556
*	Xpress Group, Ltd.	3,464,000	135,322
	Xinyi Glass Holding Co., Ltd.	2,714,000	3,563,035
	Y. T. Realty Group, Ltd.	965,000	267,570
	Yangtzekiang Garment, Ltd.	607,500	169,379
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	118,887
	YGM Trading	284,000	205,571
	Yip’s Chemical Holdings, Ltd.	1,176,000	772,459
	Yugang International, Ltd.	21,940,000	717,193
*	Yunnan Enterprises Holdings, Ltd.	240,000	27,681
TOTAL COMMON STOCKS			254,047,554

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	403,312
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	2,170
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	14,132
*	China Star Entertainment, Ltd. Rights 10/03/07	220,146	708
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	28,536
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	36,992
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	29,216
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,829
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,474
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	7,948
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	32,995
*	South China (China), Ltd. Rights 09/06/10	224,800	16,483
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	301
TOTAL RIGHTS/WARRANTS			590,096

TOTAL — HONG KONG			254,637,650

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,786
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,786

NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
	Abano Healthcare Group, Ltd.	31,300	89,991
	AFFCO Holdings, Ltd.	1,806,887	523,823
	Cavalier Corp., Ltd.	283,674	710,582
	CDL Investments New Zealand, Ltd.	370,498	114,994
	Colonial Motor Co., Ltd.	126,795	348,465

	Ebos Group, Ltd.	149,477	$579,237
#	Fisher & Paykel Appliances Holdings, Ltd.	1,429,887	3,852,351
	Fisher & Paykel Healthcare Corp.	2,637,800	6,587,934
#	Freightways, Ltd.	635,375	1,826,815
#	Hallenstein Glassons Holdings, Ltd.	241,638	815,830
	Hellaby Holdings, Ltd.	225,492	461,500
	Horizon Energy Distribution, Ltd.	40,420	104,260
#	Infratil, Ltd.	1,170,600	2,631,197
*	Infratil, Ltd. Issue 2007 Shares	231,120	520,174
#	Mainfreight, Ltd.	475,810	2,413,505
	Michael Hill International, Ltd.	156,746	1,334,842
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	863,394
	New Zealand Exchange, Ltd.	50,000	366,663
*	New Zealand Oil & Gas, Ltd.	1,265,327	985,926
	New Zealand Refining Co., Ltd.	467,742	2,691,266
	Northland Port Corp. (New Zealand), Ltd.	219,997	533,645
	Nuplex Industries, Ltd.	400,416	2,222,023
#	Port of Tauranga, Ltd.	601,252	3,047,626
*	Provenco Group, Ltd.	524,201	214,053
#	Pumpkin Patch, Ltd.	606,913	1,429,759
#	Pyne Gould Guinness, Ltd.	974,384	1,421,681
	Restaurant Brand New Zealand, Ltd.	369,175	243,518
*	Richina Pacific, Ltd.	309,644	103,169
*	Rubicon, Ltd.	995,760	618,263
#	Ryman Healthcare, Ltd.	2,510,698	3,946,483
	Sanford, Ltd.	418,047	1,379,926
	Scott Technology, Ltd.	60,843	85,690
*	Seafresh New Zealand, Ltd.	80,520	1,708
*	Skellerup Holdings, Ltd.	120,886	92,578
	Sky City Entertainment Group, Ltd.	1,861,977	7,354,061
	South Port New Zealand, Ltd.	30,744	62,868
#	Steel & Tube Holdings, Ltd.	404,138	1,316,954
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	39,422
*	Tenon, Ltd.	19,132	24,671
#	Tourism Holdings, Ltd.	402,452	729,253
*	Tower, Ltd.	954,231	1,616,905
	Trustpower, Ltd.	12,900	83,074
	Warehouse Group, Ltd.	45,000	187,573
TOTAL COMMON STOCKS			54,577,652

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	55,160	27,170
*	New Zealand Oil & Gas, Ltd. Rights 06/30/08	350,923	30,050
TOTAL RIGHTS/WARRANTS			57,220

TOTAL — NEW ZEALAND			54,634,872

SINGAPORE — (9.3%)
COMMON STOCKS — (9.3%)
*	Addvalue Technologies, Ltd.	1,043,000	83,969

	Advanced Holdings, Ltd.	588,000	$203,668
	AEM Holdings, Ltd.	558,000	63,715
	Allgreen Properties, Ltd.	720,000	927,052
	Apollo Enterprises, Ltd.	214,000	367,766
	Aqua-Terra Supply Co., Ltd.	641,000	215,507
	Armstrong Industrial Corp., Ltd.	1,460,000	431,009
*	ASA Group Holdings, Ltd.	586,000	51,377
	Ascott Group, Ltd.	2,367,000	2,596,097
#	Asia Environment Holdings, Ltd.	503,000	214,450
*	Asia Food and Properties, Ltd.	947,000	503,355
*	Asia-Pacific Strategic Inv Ltd	1,410	247
*	ASL Marine Holdings, Ltd.	497,000	541,737
	A-Sonic Aerospace, Ltd.	626,996	84,216
	Aussino Group, Ltd.	967,000	218,458
# *	Ban Joo - Company, Ltd.	1,560,000	199,529
	Best World International, Ltd.	307,500	210,922
	Beyonics Technology, Ltd.	1,945,800	608,598
	Bonvests Holdings, Ltd.	990,000	931,047
	BRC Asia, Ltd.	794,000	117,465
	Broadway Industrial Group, Ltd.	461,000	227,720
*	Brothers (Holdings), Ltd.	252,314	82,976
#	Bukit Sembawang Estates, Ltd	224,002	1,733,797
	CEI Contract Manufacturing, Ltd.	432,000	53,905
	Cerebos Pacific, Ltd.	479,000	1,295,989
#	CH Offshore, Ltd.	1,568,200	957,591
# *	Chartered Semiconductor Manufacturing, Ltd.	860,000	635,860
	Chemical Industries (Far East), Ltd.	105,910	74,331
*	China Auto Corp., Ltd.	3,040,700	235,396
	China Dairy Group, Ltd.	1,502,000	465,060
	China Merchants Holdings Pacific, Ltd.	652,000	364,757
*	China Petrotech Holdings	460,000	146,915
#	Chip Eng Seng Corp., Ltd.	1,775,000	935,906
	Chosen Holdings, Ltd.	1,284,000	176,407
	Chuan Hup Holdings, Ltd.	4,385,000	1,062,494
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	33,254
*	Compact Metal Industries, Ltd.	643,000	12,877
	Cougar Logistics Corp., Ltd.	482,500	207,586
	Courts Singapore, Ltd.	495,000	192,966
#	Creative Technology Co., Ltd.	233,050	956,641
*	CSC Holdings, Ltd.	1,829,000	417,595
	CSE Global, Ltd.	1,893,000	1,628,388
	CWT, Ltd.	1,384,500	1,257,276
#	Delong Holdings, Ltd.	1,195,000	2,645,794
*	Digiland International, Ltd.	12,033,000	202,533
	Eagle Brand Holdings, Ltd.	5,158,000	347,441
*	Eastern Asia Technology, Ltd.	1,844,260	198,321
*	Eastgate Technology, Ltd.	870,000	55,026
#	ECS Holdings, Ltd.	1,375,000	591,015
	Ellipsiz, Ltd.	453,000	159,551
*	Eng Wah Organisation, Ltd.	265,000	115,937
	Engro Corp., Ltd.	354,000	276,341
*	Enviro-Hub Holdings, Ltd.	1,086,666	383,506
*	Eu Yan Sang International, Ltd.	182,000	75,451

	Eucon Holdings, Ltd.	755,000	$63,743
#	Ezra Holdings Pte, Ltd.	680,000	2,924,075
#	F.J. Benjamin Holdings, Ltd.	1,095,000	662,256
#	Federal International (2000), Ltd.	502,000	290,703
*	Firstlink Investments Corp., Ltd.	995,000	86,284
	Fischer Tech, Ltd.	244,000	47,710
	Food Empire Holdings, Ltd.	892,000	524,961
	Freight Links Express Holdings, Ltd.	3,893,000	301,275
	Frontline Technologies Corp., Ltd.	3,170,000	382,323
*	Fu Yu Corp., Ltd.	2,273,750	412,626
	Fuji Offset Plates Manufacturing, Ltd.	33,750	13,969
	GK Goh Holdings, Ltd.	1,494,000	1,203,836
# *	Global Voice Group, Ltd.	2,054,000	241,496
	Goodpack, Ltd.	1,592,000	2,239,998
	GP Industries, Ltd.	3,120,209	1,098,991
	Grand Banks Yachts, Ltd.	200,000	150,622
	Hersing Corp., Ltd.	385,500	161,653
	Hiap Moh Corp., Ltd.	34,874	10,860
#	Hi-P International, Ltd.	1,889,000	900,907
	Ho Bee Investment, Ltd.	1,471,000	2,154,011
# *	Hong Fok Corp., Ltd.	1,796,000	1,905,282
#	Hong Leong Asia, Ltd.	1,048,000	2,738,335
	Hotel Grand Central, Ltd.	1,016,814	793,837
#	Hotel Plaza, Ltd.	1,189,000	1,736,029
	Hotel Properties, Ltd.	1,842,500	5,846,909
	Hour Glass, Ltd.	311,372	349,172
#	HTL International Holdings, Ltd.	1,839,843	1,043,367
	Huan Hsin Holdings, Ltd.	1,138,400	413,064
	HupSteel, Ltd.	1,350,300	546,519
	Hwa Hong Corp., Ltd.	2,488,000	1,299,039
#	Hyflux, Ltd.	991,000	1,915,946
#	IDT Holdings, Ltd.	718,000	246,003
	IFS Capital, Ltd.	348,000	179,871
*	Informatics Education, Ltd.	1,339,000	72,111
*	Inno-Pacific Holdings, Ltd.	680,000	20,599
	Innovalues, Ltd.	1,040,000	388,283
	Internet Technology Group, Ltd.	874,408	47,266
*	Interra Resources, Ltd.	37,086	7,230
	Intraco, Ltd.	292,500	98,354
	IPC Corp., Ltd.	700,000	73,110
	Isetan (Singapore), Ltd.	122,500	364,702
	Jadason Enterprises, Ltd.	1,108,000	138,049
*	Jasper Investments, Ltd.	2,267,000	30,504
	Jaya Holdings, Ltd.	2,733,000	3,673,614
	JK Yaming International Holdings, Ltd.	907,000	228,963
#	Jurong Technologies Industrial Corp., Ltd.	1,590,600	807,670
	K1 Ventures, Ltd.	5,340,500	1,146,814
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	6,224,049
	Khong Guan Flour Milling, Ltd.	38,000	42,061
	Kian Ann Engineering, Ltd.	1,302,000	227,713
	Kian Ho Bearings, Ltd.	781,500	136,295
	Kim Eng Holdings, Ltd.	1,391,000	1,862,974

#	Koh Brothers Group, Ltd.	1,494,000	$441,817
	KS Energy Services, Ltd.	433,000	1,159,118
*	L & M Group Investments, Ltd.	7,107,100	23,922
#	Labroy Marine, Ltd.	3,343,000	5,491,196
	LanTroVision (S), Ltd.	5,028,750	235,309
	LC Development, Ltd.	2,041,254	623,650
	Lee Kim Tah Holdings, Ltd.	1,600,000	666,545
*	Liang Huat Aluminium, Ltd.	295,400	12,954
*	Lion Asiapac, Ltd.	473,000	84,235
#	Low Keng Huat Singapore, Ltd.	1,116,000	521,302
	Lum Chang Holdings, Ltd.	1,134,030	301,118
*	Magnecomp International, Ltd.	931,000	496,466
*	Manhattan Resources, Ltd.	668,000	381,703
	Manufacturing Integration Technology, Ltd.	588,000	74,405
*	MDR, Ltd.	2,040,000	102,848
# *	Mediaring.Com, Ltd.	4,262,500	800,780
	Memtech International, Ltd.	1,322,000	186,492
	Metro Holdings, Ltd.	2,256,960	1,577,838
#	Midas Holdings, Ltd.	1,229,000	1,430,418
#	Miyoshi Precision, Ltd.	553,500	91,001
	MobileOne, Ltd.	1,179,000	1,626,881
*	Multi-Chem, Ltd.	1,263,000	195,012
	Natsteel, Ltd.	414,000	467,977
	Nera Telecommunications, Ltd.	1,450,000	361,567
	New Toyo International Holdings, Ltd.	1,043,000	220,984
*	Orchard Parade Holdings, Ltd.	1,084,022	1,509,070
#	Osim International, Ltd.	1,965,600	794,416
	Ossia International, Ltd.	750,554	146,950
	Pan-United Corp., Ltd.	2,193,000	1,342,286
	Parkway Holdings, Ltd.	441,000	1,254,712
	PCI, Ltd.	734,000	257,236
	Penguin Boat International, Ltd.	320,000	65,554
	Pertama Holdings, Ltd.	459,750	151,428
#	Petra Foods, Ltd.	646,000	700,332
	Popular Holdings, Ltd.	1,813,000	402,174
	PSC Corp., Ltd.	6,578,067	530,622
	QAF, Ltd.	881,000	307,949
	Qian Hu Corp., Ltd.	1,224,600	160,938
	Raffles Education Corp., Ltd.	2,403,000	3,707,503
	Robinson & Co., Ltd.	284,832	931,022
	Rotary Engineering, Ltd.	2,273,600	2,185,807
	San Teh, Ltd.	838,406	338,280
	SBS Transit, Ltd.	1,011,000	2,081,370
#	SC Global Developments, Ltd.	433,000	1,692,095
*	Sea View Hotel, Ltd.	66,000	—
# *	Seksun Corp., Ltd.	530,000	252,704
*	Sim Lian Group, Ltd.	1,263,000	629,436
	Sing Investments & Finance, Ltd.	198,450	231,044
#	Singapore Food Industries, Ltd.	1,707,000	929,651
	Singapore Post, Ltd.	6,076,000	4,977,523
	Singapore Reinsurance Corp., Ltd	1,695,028	405,345
	Singapore Shipping Corp., Ltd.	1,930,000	558,602

	Singapura Finance, Ltd.	174,062	$211,788
# *	Sinomem Technology, Ltd.	902,000	808,828
*	Sinwa, Ltd.	259,000	121,859
	SMB United, Ltd.	2,010,000	513,063
	SMRT Corp., Ltd.	2,874,000	3,307,166
	SNP Corp., Ltd.	466,495	332,437
	SP Chemicals, Ltd.	813,000	643,888
*	SP Corp., Ltd.	454,000	44,089
#	SSH Corp., Ltd.	1,307,000	355,880
	Stamford Land Corp., Ltd.	3,229,000	1,335,147
*	Straco Corp., Ltd.	130,000	15,742
	Straits Trading Co., Ltd.	1,117,200	3,398,672
	Sunningdale Tech, Ltd.	1,332,000	389,559
*	Sunright, Ltd.	378,000	114,271
	Superbowl Holdings, Ltd.	980,000	271,144
	Superior Multi-Packaging, Ltd.	490,500	50,968
	Tat Hong Holdings, Ltd.	948,000	1,534,526
*	Thakral Corp., Ltd.	6,028,000	526,251
	Tiong Woon Corp. Holding, Ltd.	1,359,000	1,015,031
	Transmarco, Ltd.	106,500	56,980
	Trek 2000 International, Ltd.	1,004,000	226,844
	TT International, Ltd.	2,742,480	415,131
*	Tuan Sing Holdings, Ltd.	3,362,000	847,016
*	Ultro Technologies, Ltd.	530,000	63,948
	UMS Holdings, Ltd.	941,000	363,514
#	Unisteel Technology, Ltd.	1,521,875	2,198,242
	United Engineers, Ltd.	846,666	2,218,161
*	United Envirotech, Ltd.	352,000	72,432
	United Overseas Insurance, Ltd.	188,250	506,671
*	United Pulp & Paper Co., Ltd.	708,000	123,605
# *	United Test & Assembly Center, Ltd.	2,655,000	2,104,335
	UOB-Kay Hian Holdings, Ltd.	1,681,000	2,431,074
	Vicom, Ltd.	120,000	139,539
#	WBL Corp., Ltd.	647,000	1,716,816
	Wing Tai Holdings, Ltd.	948,000	2,457,947
	Xpress Holdings, Ltd.	2,902,000	312,556
	Yellow Pages (Singapore), Ltd.	299,000	240,797
	YHI International, Ltd.	1,134,000	300,857
*	Yoma Strategic Holdings, Ltd.	132,000	28,383
*	Yongnam Holdings, Ltd.	1,970,000	540,905
*	Zhongguo Jilong, Ltd.	249,876	7,440
TOTAL COMMON STOCKS			151,735,909

RIGHTS/WARRANTS — (0.0%)
*	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	536,626
*	Eastgate Technology, Ltd. Warrants 05/14/12	174,000	5,857
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	7,028
# *	Goodpack, Ltd. Rights 07/16/09	199,000	101,141
*	Hiap Moh Corp., Ltd. Rights 10/16/07	17,437	1,409
*	Qian Hu Corp., Ltd. Rights 08/31/07	204,100	17,861
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	18,748

* United Pulp & Paper Co., Ltd. Warrants 05/29/12	177,000	$7,149
TOTAL RIGHTS/WARRANTS		695,819

TOTAL — SINGAPORE		152,431,728

UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
* Thor Mining P.L.C.	32,186	6,147
Tullow Oil P.L.C.	290,689	3,530,162

TOTAL — UNITED KINGDOM		3,536,309

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc.	7,260	—

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.69%, 10/01/07 (Collateralized by $4,290,000 FHLMC 6.50%, 12/01/36, valued at $3,537,867) to be repurchased at $3,580,399	$3,579	3,579,000

SECURITIES LENDING COLLATERAL — (27.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.10%, 10/01/07 (Collateralized by $551,580,676 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/19 to 09/01/37, valued at $463,162,129) to be repurchased at $454,273,502	454,081	454,080,518

TOTAL INVESTMENTS - (100.0%)
(Cost $1,236,147,427)##		$1,630,164,721

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (97.7%)
Consumer Discretionary — (16.3%)
	4imprint Group P.L.C.	96,735	$761,619
*	Abbeycrest P.L.C.	42,590	17,863
	Aga Foodservice Group P.L.C.	482,646	4,151,969
	Alba P.L.C.	184,693	473,624
	Alexandra P.L.C.	124,343	311,551
	Alexon Group P.L.C.	229,363	868,322
	Arena Leisure P.L.C.	1,411,547	1,609,179
	Avesco Group P.L.C.	44,438	102,704
	Avon Rubber P.L.C.	126,434	397,475
	Bellway P.L.C.	298,107	6,284,468
#	Blacks Leisure Group P.L.C.	181,058	1,016,383
	Bloomsbury Publishing P.L.C.	281,545	850,488
	Bovis Homes Group P.L.C.	496,620	6,638,670
	BPP Holdings P.L.C.	222,896	2,805,963
	Caffyns P.L.C.	6,000	129,511
	Carpetright P.L.C.	141,976	3,042,613
* #	Celtic P.L.C.	61,138	75,461
	Centaur Media P.L.C.	599,070	1,451,078
	Chime Communications P.L.C.	1,055,433	1,028,236
	Chrysalis Group P.L.C.	526,419	1,023,856
	Churchill China P.L.C.	30,000	208,440
	Clinton Cards P.L.C.	740,506	810,407
	Colefax Group P.L.C.	60,000	282,653
	Cosalt P.L.C.	54,491	402,673
	Creston P.L.C.	213,773	522,231
	Dawson Holdings P.L.C.	253,045	536,752
	Dignity P.L.C.	252,324	4,117,497
*	Entertainment Rights P.L.C.	2,258,940	1,020,255
	Euromoney Institutional Investor P.L.C.	360,841	3,896,715
	Findel P.L.C.	380,020	5,002,091
*	Forminster P.L.C.	43,333	3,325
	French Connection Group P.L.C.	384,233	1,104,865
	Fuller Smith &Turner P.L.C.	132,742	1,912,185
	Future P.L.C.	1,363,027	1,217,001
*	Galiform P.L.C.	2,349,090	5,274,819
	Game Group P.L.C.	1,507,827	5,917,119
	Games Workshop Group P.L.C.	104,823	545,477
*	Gaskell P.L.C.	36,000	1,841
	GCAP Media P.L.C.	688,164	2,905,403
	Greene King P.L.C.	411,407	7,423,982

	Halfords Group P.L.C.	954,932	$6,915,687
	Haynes Publishing Group P.L.C.	14,703	94,759
	Headlam Group P.L.C.	317,864	3,652,349
	Henry Boot P.L.C.	424,450	1,975,814
*	Highbury House Communications P.L.C.	439,166	—
	HMV Group P.L.C.	1,650,324	3,920,979
	Holidaybreak P.L.C.	182,382	2,773,985
	Hornby P.L.C.	154,220	755,841
*	HR Owen P.L.C.	71,542	205,059
	Huntsworth P.L.C.	818,058	1,727,933
*	Instore P.L.C.	806,939	148,589
	J.D. Wetherspoon P.L.C.	552,111	5,989,374
#	Jessops P.L.C.	461,640	115,585
	JJB Sports P.L.C.	949,037	3,005,779
	John David Group P.L.C.	126,388	1,054,605
	John Menzies P.L.C.	244,534	2,798,947
	Johnston Press P.L.C.	476,099	3,155,451
	Kesa Electricals P.L.C.	73,808	415,836
*	Lambert Howarth Group P.L.C.	43,203	16,353
	Land of Leather Holdings P.L.C.	194,670	858,110
	Laura Ashley Holdings P.L.C.	2,887,571	1,522,104
	Lookers P.L.C.	709,211	1,891,373
	Luminar Group Holdings P.L.C.	295,294	3,635,094
	Mallett P.L.C.	46,337	192,475
	Manganese Bronze Holdings P.L.C.	68,818	1,143,581
	Marchpole Holdings P.L.C.	111,635	260,622
*	Mayflower Corp. P.L.C.	550,636	—
	Mice Group P.L.C.	844,000	103,609
	Millennium and Copthorne Hotels P.L.C.	229,166	2,253,897
*	Monsoon P.L.C.	71,000	603,762
	Moss Bros Group P.L.C.	234,511	229,804
	Mothercare P.L.C.	305,941	2,378,496
	N Brown Group P.L.C.	1,002,689	5,549,019
	Next Fifteen Communications P.L.C.	25,000	40,220
*	Nord Anglia Education P.L.C.	130,842	928,200
* #	NXT P.L.C.	339,588	95,534
*	Pace Micro Technology P.L.C.	769,447	1,588,453
*	Partridge Fine Arts P.L.C.	26,127	22,184
#	Pendragon P.L.C.	2,285,154	2,776,313
	Photo-Me International P.L.C.	1,340,534	1,400,674
	Pinewood Shepperton P.L.C.	187,350	985,495
*	Pittards P.L.C.	60,985	5,129
	Portmeirion Group P.L.C.	22,856	155,087
*	Pressac P.L.C.	78,129	1,199
*	QXL Ricardo P.L.C.	70,899	1,450,892
	Redrow P.L.C.	644,914	5,322,562
*	Regent Inns P.L.C.	459,957	677,202
	Restaurant Group P.L.C.	753,607	4,174,888
	ScS Upholstery P.L.C.	127,472	530,494
*	Shellshock, Ltd.	850	870
	Sirdar P.L.C.	22,000	15,453
	SMG P.L.C.	965,594	663,863

	Smiths News P.L.C.	635,227	$1,582,359
*	Southampton Leisure Holdings P.L.C.	19,615	21,166
*	Sportech P.L.C.	1,995,849	449,377
	St Ives Group P.L.C.	432,276	1,811,552
	St. Jame’s Place P.L.C.	56,601	398,684
*	Stylo P.L.C.	64,096	79,263
	Taylor Nelson Sofres P.L.C.	1,771,993	8,151,250
	Ted Baker P.L.C.	161,948	1,723,314
*	TG21 P.L.C.	85,507	11,004
	The Character Group P.L.C.	97,314	320,317
	The Vitec Group P.L.C.	150,307	1,882,085
*	Thomas Cook Group P.L.C.	1,260,819	7,184,264
*	Tinopolis P.L.C.	175,752	125,253
	Topps Tiles P.L.C.	783,092	3,140,236
*	Torotrak P.L.C.	449,280	257,101
*	TUI Travel PLC	1,233,570	6,360,170
	UTV Media P.L.C.	217,432	1,691,162
	Victoria P.L.C.	10,000	59,337
	Wagon P.L.C.	227,775	138,966
*	Wembley P.L.C.	68,694	14,055
*	Westcity P.L.C.	96,111	74,637
	WH Smith P.L.C.	635,227	5,008,545
	Wilmington Group P.L.C.	356,207	1,728,566
	Woolworths Group P.L.C.	5,587,422	2,031,134
Total Consumer Discretionary			200,570,144

Consumer Staples — (4.2%)
	Anglo-Eastern Plantations P.L.C.	111,453	829,877
	Barr (A.G.) P.L.C.	66,137	1,652,329
*	Britvic P.L.C.	30,492	201,273
	Cranswick P.L.C.	179,621	2,700,921
	Dairy Crest Group P.L.C.	540,816	6,940,950
	Devro P.L.C.	623,198	1,124,642
	Emap P.L.C.	62,207	1,117,478
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,407,250
	Marston’s P.L.C.	1,247,442	8,645,806
	Mcbride P.L.C.	935,102	3,315,881
	Nichols P.L.C.	66,550	300,183
	Northern Foods P.L.C.	2,023,798	4,032,043
	Premier Foods P.L.C.	1,020,492	4,644,597
	PZ Cussons P.L.C.	1,506,491	5,157,032
	REA Holdings P.L.C.	44,233	500,011
	Robert Wiseman Dairies P.L.C.	290,033	2,601,323
	Signet Group P.L.C.	102,550	175,255
*	Swallowfield P.L.C.	15,000	27,730
	Thorntons P.L.C.	313,060	1,091,552
	Uniq P.L.C.	463,373	1,939,251
	Young & Co’s Brewery P.L.C.	10,000	492,845
#	Young & Co’s Brewery P.L.C. Class A	5,234	322,479
Total Consumer Staples			52,220,708

Energy — (7.7%)
	Abbot Group P.L.C.	896,741	$5,443,455
	Anglo Pacific Group P.L.C.	342,167	1,153,708
	Burren Energy P.L.C.	428,491	7,343,126
*	Dana Petroleum P.L.C.	337,760	8,016,463
*	Emerald Energy P.L.C.	220,639	885,894
	Expro International Group P.L.C.	429,435	8,651,032
*	Fortune Oil P.L.C.	5,933,254	717,133
	Hunting P.L.C.	457,636	6,352,182
	James Fisher & Sons P.L.C.	192,145	2,500,889
	JKX Oil and Gas P.L.C.	592,186	4,214,840
	John Wood Group P.L.C.	1,504,358	12,174,256
	KBC Advanced Technologies P.L.C.	163,011	164,127
	Lupus Capital P.L.C.	429,989	168,723
	Melrose Resources P.L.C.	388,991	2,412,035
*	Premier Oil P.L.C.	335,038	6,905,652
* #	Soco International P.L.C.	294,449	12,795,791
	Sondex P.L.C.	252,247	2,380,641
*	UK Coal P.L.C.	590,118	6,062,088
	Venture Production P.L.C.	437,094	6,073,735
Total Energy			94,415,770

Financials — (15.4%)
	A & J Mucklow Group P.L.C.	221,136	1,416,358
	Aberdeen Asset Management P.L.C.	2,493,376	9,315,009
	Amlin P.L.C.	170,999	1,149,600
	Arbuthnot Banking Group P.L.C.	67,329	699,105
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	312,773	1,172,228
	Benfield Group, Ltd. P.L.C.	159,560	940,185
*	Bradstock Group P.L.C.	5,200	4,681
	Brewin Dolphin Holdings P.L.C.	895,086	3,362,142
	Brit Insurance Holdings P.L.C.	1,320,379	9,199,597
	Brixton P.L.C.	676,766	5,021,110
	Capital & Regional P.L.C.	279,419	4,196,301
	Catlin Group, Ltd.	242,131	2,265,383
	Charles Stanley Group P.L.C.	127,317	826,034
	Chesnara P.L.C.	92,900	333,090
	Close Brothers Group P.L.C.	14,215	235,752
*	CLS Holdings P.L.C.	268,490	2,802,797
	Collins Stewart P.L.C.	407,502	1,706,463
	Daejan Holdings P.L.C.	43,621	3,320,526
	Derwent London P.L.C.	382,303	13,119,320
	Development Securities P.L.C.	177,708	1,942,085
	Domestic & General Group P.L.C.	150,694	4,291,755
	DTZ Holdings P.L.C.	209,951	2,033,403
	Erinaceous Group P.L.C.	465,172	526,956
	Evolution Group P.L.C.	1,152,902	2,529,846
#	F&C Asset Management P.L.C.	1,670,683	6,834,016
	Grainger P.L.C.	436,048	3,991,084
	Great Portland Estates P.L.C.	677,131	8,269,368
	Guinness Peat Group P.L.C.	694,876	992,134

*	Hampton Trust P.L.C.	232,050	$—
	Hardy Underwriting Group P.L.C.	138,704	934,633
	Helical Bar P.L.C.	379,164	3,532,833
#	Henderson Group P.L.C.	3,717,144	13,003,813
	Highway Insurance Holdings P.L.C.	844,999	1,225,768
	Hiscox, Ltd.	1,606,168	9,195,544
	IG Group Holdings P.L.C.	1,209,607	9,351,923
*	Industrial & Commercial Holdings P.L.C.	5,000	153
	Intermediate Capital Group P.L.C.	181,009	5,706,855
*	Investec P.L.C.	31,130	326,247
	Jardine Lloyd Thompson Group P.L.C.	817,253	6,246,507
	Kiln, Ltd.	1,128,975	2,447,525
	Liontrust Asset Management P.L.C.	109,644	846,224
	London Scottish Bank P.L.C.	491,096	800,151
*	Marylebone Warwick Balfour Group P.L.C.	379,622	2,083,066
	McKay Securities P.L.C.	32,232	224,967
*	Minerva P.L.C.	601,226	2,780,161
	Panmure Gordon & Co. P.L.C.	15,272	40,670
#	Paragon Group of Cos. P.L.C.	153,200	939,184
	Park Group P.L.C.	291,600	111,748
*	Pices Property Services P.L.C.	62,500	—
	Primary Health Properties P.L.C.	66,520	472,260
*	Probus Estates P.L.C.	83,333	171
	Quintain Estates & Development P.L.C.	161,208	2,439,951
	Rathbone Brothers P.L.C.	150,689	3,779,339
	Rensburg Sheppards P.L.C.	174,975	2,865,093
	Rugby Estates P.L.C.	15,328	170,212
	S&U P.L.C.	21,140	203,932
	Savills P.L.C.	443,892	3,334,490
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	503,839	5,089,499
	Shore Capital Group P.L.C.	1,227,370	1,610,260
	ST Modwen Properties P.L.C.	459,287	4,467,329
*	Terence Chapman Group P.L.C.	62,500	406
	Town Centre Securities P.L.C.	206,327	1,510,356
	Tullett Prebon P.L.C.	247,502	2,182,316
	Unite Group P.L.C.	457,428	3,373,786
	Warner Estate Holdings P.L.C.	172,730	1,656,278
	Workspace Group P.L.C.	598,597	3,873,918
Total Financials			189,323,896

Health Care — (2.9%)
*	Acambis P.L.C.	372,178	954,321
*	Alizyme P.L.C.	660,805	960,124
*	Antisoma P.L.C.	1,755,079	1,391,258
*	Ark Therapeutics Group P.L.C.	654,350	1,595,009
*	Axis-Shield P.L.C.	215,716	1,231,798
*	BBI Holdings P.L.C.	40,315	129,064
*	Biocompatibles International P.L.C.	150,111	543,593
*	Bionostics P.L.C.	171,391	80,251

*	Bioquell P.L.C.	90,893	$318,669
*	BTG P.L.C.	489,797	999,229
	Care UK P.L.C.	205,547	2,092,406
*	Clinical Computing P.L.C.	46,666	3,819
	Consort Medical P.L.C.	114,539	1,542,984
	Corin Group P.L.C.	151,637	1,980,816
	Dechra Pharmaceuticals P.L.C.	204,340	1,446,673
*	Genetix Group P.L.C.	151,246	181,027
*	Global Health Partner P.L.C.	800	2,217
	Goldshield Group P.L.C.	123,034	597,734
*	Gyrus Group P.L.C.	623,812	4,885,583
	Hikma Pharmaceuticals P.L.C.	146,561	1,258,551
*	iSOFT Group P.L.C.	737,364	1,016,977
*	MDY Healthcare P.L.C.	9,000	13,534
*	Medical Solutions P.L.C.	140,731	19,375
	Nestor Healthcare Group P.L.C.	443,850	915,377
*	Osmetech P.L.C.	66,935	30,627
*	Oxford Biomedica P.L.C.	2,007,523	1,435,608
*	Phytopharm P.L.C.	104,349	85,584
*	Pinnacle Staffing Group P.L.C.	303,219	32,843
*	Protherics P.L.C.	1,046,492	1,057,403
*	Provalis P.L.C.	796,584	4,889
*	Skyepharma P.L.C.	2,745,363	924,677
	SSL International P.L.C.	779,371	6,775,384
*	Vectura Group P.L.C.	491,081	727,530
*	Vernalis P.L.C.	1,131,506	933,208
	William Ransom & Son P.L.C.	30,000	23,938
Total Health Care			36,192,080

Industrials — (34.6%)
*	AEA Technology P.L.C.	539,970	1,265,864
	Aggreko P.L.C.	1,047,234	12,355,102
	Air Partner P.L.C.	38,153	897,251
*	Airflow Streamline P.L.C.	20,500	24,537
	Alfred McAlpine P.L.C.	407,456	4,068,839
	Alumasc Group P.L.C.	131,547	598,652
	Amec P.L.C.	762,317	11,471,179
	Arriva P.L.C.	577,614	9,107,637
	Ashtead Group P.L.C.	1,501,747	3,202,531
	Atkins WS P.L.C.	445,124	10,384,879
*	Autologic Holdings P.L.C.	96,590	103,245
* #	Avis Europe P.L.C.	3,154,308	2,315,299
	Babcock International Group P.L.C.	857,669	8,939,167
	Balfour Beatty P.L.C.	30,053	291,093
*	BB Holdings, Ltd.	8,709	36,946
	BBA Aviation P.L.C.	693,540	3,225,948
	Biffa P.L.C.	52,323	236,683
	Bodycote International P.L.C.	1,195,464	6,082,456
	Braemar Shipping Services P.L.C.	73,913	612,332
	Brammer P.L.C.	189,691	1,041,382
	BSS Group P.L.C.	489,028	4,599,251
	Business Post Group P.L.C.	204,928	1,876,768

*	C.H. Bailey P.L.C.	20,950	$36,262
	Camellia P.L.C.	2,437	429,795
	Carillion P.L.C.	1,160,755	9,057,870
*	Carlisle Group, Ltd.	3,400	9,027
	Carr’s Milling Industries P.L.C.	35,330	378,121
	Carter & Carter Group P.L.C.	122,848	201,121
	Castings P.L.C.	163,887	949,326
	Charles Taylor Consulting P.L.C.	143,225	1,057,282
*	Charter P.L.C.	600,222	14,514,769
	Chemring Group P.L.C.	134,781	4,975,810
	Chloride Group P.L.C.	1,054,622	3,897,931
	Christian Salvesen P.L.C.	950,714	1,221,370
	Christie Group P.L.C.	53,263	217,072
	Clarkson P.L.C.	54,733	1,081,553
	Communisis P.L.C.	577,296	855,890
	Cookson Group P.L.C.	780,702	12,196,479
*	Corporate Services Group P.L.C.	3,685,688	340,904
*	Costain Group P.L.C.	1,306,155	908,339
*	Danka Business Systems P.L.C.	1,029,605	183,675
	Dart Group P.L.C.	296,000	537,972
	Davis Service Group P.L.C.	701,142	7,692,259
	De La Rue P.L.C.	631,439	9,396,565
	Dewhurst P.L.C.	9,000	35,447
	Dewhurst P.L.C. Class A	15,500	53,119
	Domino Printing Sciences P.L.C.	449,538	2,906,062
*	easyJet P.L.C.	742,283	7,963,657
	Eleco P.L.C.	104,685	216,670
*	Eliza Tinsley Group P.L.C.	19,844	3,654
	Enodis P.L.C.	1,641,473	5,865,848
	Fenner P.L.C.	609,311	3,158,122
	FKI P.L.C.	2,265,782	4,201,261
	Forth Ports P.L.C.	187,302	6,796,703
*	Fortress Holdings P.L.C.	120,728	6,793
	FW Thorpe P.L.C.	24,000	279,805
	Galliford Try P.L.C.	1,475,611	4,433,519
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	272,640
	Go-Ahead Group P.L.C.	178,245	8,685,148
	Hampson Industries P.L.C.	320,091	1,108,193
	Harvey Nash Group P.L.C.	261,144	384,278
	Havelock Europa P.L.C.	141,758	423,126
	Helphire P.L.C.	570,202	3,961,307
*	Heywood Williams Group P.L.C.	323,020	503,410
	Homeserve P.L.C.	238,474	8,407,297
	Hyder Consulting P.L.C.	159,637	1,587,781
	IMI P.L.C.	21,934	238,338
	Interserve P.L.C.	512,988	4,988,372
	Intertek Group P.L.C.	605,170	11,674,876
*	Invensys P.L.C.	1,628,063	10,281,816
	ITE Group P.L.C.	1,007,435	3,541,336
	J. Smart & Co. (Contractors) P.L.C.	22,500	443,086
	James Halstead P.L.C.	104,416	1,225,252

	Johnson Service Group P.L.C.	206,862	$1,067,804
	Keller Group P.L.C.	285,825	5,763,426
	Kier Group P.L.C.	145,769	5,441,797
	Latchways P.L.C.	42,476	896,608
	Lavendon Group P.L.C.	154,941	2,283,597
	Lincat Group P.L.C.	14,452	182,743
	Low & Bonar P.L.C.	707,849	1,949,828
	Management Consulting Group P.L.C.	1,055,808	851,039
	Meggitt P.L.C.	81,050	524,258
	Metalrax Group P.L.C.	508,719	594,319
	Michael Page International P.L.C.	1,224,495	10,343,100
	Mitie Group P.L.C.	1,263,634	6,445,140
	MJ Gleeson Group P.L.C.	195,875	1,416,954
	Molins P.L.C.	82,233	288,029
	Morgan Crucible Co. P.L.C.	1,212,085	7,348,030
	Morgan Sindall P.L.C.	175,758	5,638,653
	Mouchel Parkman P.L.C.	437,972	3,444,981
	MS International P.L.C.	71,500	282,181
	National Express Group P.L.C.	46,827	1,180,732
	Northern Recruitment Group P.L.C.	21,500	41,994
	Northgate P.L.C.	293,546	5,556,542
	Ocean Wilsons Holdings, Ltd.	84,250	1,402,363
*	OneSource Services, Inc.	544	7,203
	OPD Group P.L.C.	102,094	622,932
	Parkwood Holdings P.L.C.	62,980	149,485
*	PayPoint P.L.C.	53,251	652,011
	Quantica P.L.C.	245,300	234,935
	Regus Group P.L.C.	3,865,759	9,712,543
	Reliance Security Group P.L.C.	49,710	935,699
*	Renold P.L.C.	270,995	724,729
	Ricardo P.L.C.	220,336	1,325,217
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,594,943
	ROK P.L.C.	633,380	2,484,898
	RPS Group P.L.C.	824,831	5,718,396
	Senior P.L.C.	1,562,041	3,725,570
	Serco Group P.L.C.	134,385	1,136,913
	Severfield-Rowen P.L.C.	88,593	3,822,263
	Shanks Group P.L.C.	969,620	4,418,017
	SIG P.L.C.	452,014	9,606,431
	Speedy Hire P.L.C.	183,252	4,048,542
	Spirax-Sarco Engineering P.L.C.	318,471	6,646,912
	Spring Group P.L.C.	596,238	816,680
	Stagecoach Group P.L.C.	1,492,069	6,907,348
*	Stanelco P.L.C.	2,148,370	15,946
*	Sthree P.L.C.	38,975	234,137
	T. Clarke P.L.C.	148,717	579,331
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	841,095
	TDG P.L.C.	326,296	1,543,111
*	The 600 Group P.L.C.	218,038	217,258
	The Weir Group P.L.C.	853,629	14,393,225

*	Trafficmaster P.L.C.	553,279	$632,394
	Tribal Group P.L.C.	125,000	359,373
	Trifast P.L.C.	359,985	557,362
	Ultra Electronics Holdings P.L.C.	279,339	6,312,589
	Umeco P.L.C.	177,143	2,271,972
* #	Volex Group P.L.C.	241,088	898,896
	Vp P.L.C.	172,286	1,388,443
	VT Group P.L.C.	708,023	8,294,876
	Waterman Group P.L.C.	108,139	368,905
	Whatman P.L.C.	520,176	1,975,925
	White Young Green P.L.C.	183,454	1,698,802
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,730
	Wincanton P.L.C.	478,403	3,807,451
	WSP Group P.L.C.	270,216	3,908,573
	XP Power, Ltd.	73,546	541,890
Total Industrials			425,616,418

Information Technology — (12.0%)
	Abacus Group P.L.C.	285,469	471,255
	Acal P.L.C.	104,729	670,638
	Aegis Group P.L.C.	198,073	506,395
*	Alphameric P.L.C.	486,081	106,928
*	Alterian P.L.C.	179,139	461,601
	Anite P.L.C.	1,273,342	1,860,549
*	ARC International P.L.C.	623,793	609,650
	ARM Holdings P.L.C.	340,821	1,070,924
*	Autonomy Corp. P.L.C.	735,861	12,921,352
	Aveva Group P.L.C.	288,041	5,394,519
	Axon Group P.L.C.	251,554	4,314,407
*	Blinkx P.L.C.	696,972	417,105
	CML Microsystems P.L.C.	18,361	45,970
	Computacenter P.L.C.	397,656	1,621,021
*	CSR P.L.C.	118,354	1,560,223
	Detica Group P.L.C.	485,719	3,073,861
	Dialight P.L.C.	111,362	342,737
	Dicom Group P.L.C.	325,477	1,230,266
	Dimension Data Holdings P.L.C.	939,000	1,142,390
	Diploma P.L.C.	89,213	2,015,872
*	Dunton Group P.L.C.	15,000	—
	E2V Technologies P.L.C.	254,720	1,495,886
	Electrocomponents P.L.C.	1,509,894	7,798,537
	Electronic Data Processing P.L.C.	55,200	75,126
*	Eurodis Electron P.L.C.	2,118,657	45,515
	Fidessa Group P.L.C.	134,098	2,708,667
*	Filtronic P.L.C.	338,741	1,202,280
	Financial Objects P.L.C.	17,000	16,019
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	202,651
*	Gresham Computing P.L.C.	204,631	447,590
	Halma P.L.C.	1,554,692	7,159,550
*	Imagination Technologies Group P.L.C.	908,378	2,194,697

*	Innovation Group P.L.C.	2,537,718	$1,548,823
*	Intec Telecom Systems P.L.C.	1,201,847	1,221,649
	Intelek P.L.C.	49,880	20,512
	Kewill Systems P.L.C.	309,597	535,846
	Laird Group P.L.C.	696,658	7,688,559
	Macro 4 P.L.C.	68,736	245,742
	Micro Focus International P.L.C.	465,120	2,836,346
	Microgen P.L.C.	404,360	394,160
	Misys P.L.C.	2,032,165	9,265,883
*	Monitise P.L.C.	450,565	161,324
	Morse P.L.C.	450,565	814,794
	MTL Instruments Group P.L.C.	71,580	785,178
*	nCipher P.L.C.	110,961	545,806
	Netstore P.L.C.	143,737	78,220
	Northgate Information Solutions P.L.C.	2,006,015	2,886,880
	NSB Retail Systems P.L.C.	1,498,343	799,592
	Oxford Instruments P.L.C.	194,358	914,874
*	Parity Group P.L.C.	7,621	12,708
	Phoenix IT Group, Ltd.	162,845	1,270,203
*	Plasmon P.L.C.	259,985	182,157
	Premier Farnell P.L.C.	1,411,409	4,564,883
	Psion P.L.C.	513,902	1,263,934
	Raymarine P.L.C.	289,080	1,511,216
	Renishaw P.L.C.	222,795	3,020,089
	Revenue Assurance Services P.L.C.	30,304	120,754
	RM P.L.C.	369,199	1,446,486
	Rotork P.L.C.	368,996	7,587,383
*	SCI Entertainment Group P.L.C.	286,579	2,153,625
*	Scipher P.L.C.	34,563	796
*	SDL P.L.C.	279,025	1,902,274
*	ServicePower Technologies P.L.C.	135,191	48,916
	Spectris P.L.C.	508,179	9,113,103
*	Spirent Communications P.L.C.	2,769,967	3,379,309
*	Superscape Group P.L.C.	431,879	42,923
*	Surfcontrol P.L.C.	104,638	1,475,286
*	Tadpole Technology P.L.C.	1,190,333	79,151
	Telent P.L.C.	263,768	3,160,209
	TT electronics P.L.C.	543,437	1,688,104
	United Business Media P.L.C.	57,182	808,344
	Vega Group P.L.C.	80,607	342,041
	Vislink P.L.C.	588,460	843,325
*	Wolfson Microelectronics P.L.C.	453,006	2,264,792
	Xaar P.L.C.	220,887	901,633
	Xansa P.L.C.	1,401,080	3,671,701
	Zetex P.L.C.	324,690	506,013
Total Information Technology			147,289,727

Materials — (3.5%)
*	Amberley Group P.L.C.	175,000	31,329
*	API Group P.L.C.	103,483	97,394
	British Polythene Industries P.L.C.	102,332	794,226
	Carclo P.L.C.	214,230	484,933

	Chamberlin P.L.C.	18,000	$75,724
*	Chapelthorpe P.L.C.	63,180	42,557
*	Coral Products P.L.C.	50,000	9,207
	Croda International P.L.C.	506,879	6,603,587
	Delta P.L.C.	500,743	1,343,182
	DS Smith P.L.C.	1,629,320	6,205,519
	Dyson Group P.L.C.	127,757	533,506
	Elementis P.L.C.	1,911,621	3,836,247
	Ennstone P.L.C.	1,940,949	1,588,966
	Filtrona P.L.C.	724,553	3,374,641
*	Foseco P.L.C.	145,540	644,480
	Hill & Smith Holdings P.L.C.	280,223	2,235,541
	Inmarsat P.L.C.	73,437	680,439
*	Inveresk P.L.C.	125,000	35,796
	Macfarlane Group P.L.C.	378,287	250,280
	Marshalls P.L.C.	662,347	3,943,373
	Opsec Security Group P.L.C.	117,822	176,765
	Porvair P.L.C.	158,128	388,861
	RPC Group P.L.C.	402,719	2,313,509
*	Scapa Group P.L.C.	456,918	298,631
	Treatt P.L.C.	14,957	91,529
	Victrex P.L.C.	314,861	4,229,161
	Yule Catto & Co. P.L.C.	540,291	2,534,740
	Zotefoams P.L.C.	96,852	226,334
Total Materials			43,070,457

Telecommunication Services — (0.8%)
*	Colt Telecom Group SA	858,120	2,971,506
	Kcom Group P.L.C.	1,880,740	2,535,576
*	Redstone P.L.C.	125,910	204,729
	Telecom Plus P.L.C.	294,204	1,080,806
*	THUS Group P.L.C.	600,824	1,888,840
	Trinity Mirror P.L.C.	22,442	188,784
* #	Vanco P.L.C.	232,704	733,447
Total Telecommunication Services			9,603,688

Utilities — (0.3%)
	Dee Valley Group P.L.C.	12,109	233,998
	Hydro International P.L.C.	27,669	120,958
	Northumbrian Water Group P.L.C.	342,960	2,388,342
	Pennon Group P.L.C.	43,182	536,261
Total Utilities			3,279,559

TOTAL COMMON STOCKS			1,201,582,447

RIGHTS/WARRANTS — (0.0%)
*	Cosalt P.L.C. Rights 10/09/07	28,430	18,323
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS			18,323

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.69%, 10/01/07 (Collateralized by $830,000 FHLMC 6.50%, 12/01/36, valued at $684,482) to be repurchased at $692,270	$692	$692,000

SECURITIES LENDING COLLATERAL — (2.3%)
@ Repurchase Agreement, Deutsche Bank Securities 5.10%, 10/01/07 (Collateralized by $30,806,136 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/34 to 08/01/37, valued at $28,449,757) to be repurchased at $27,903,773	27,892	27,891,919

TOTAL INVESTMENTS — (100.0%)
(Cost $813,565,758)##		$1,230,184,689

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

		Shares	Value ††

AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
	Agrana Beteiligungs AG	17,295	$1,762,895
	Andritz AG	109,548	7,571,397
	Austria Email AG	715	9,353
*	Austrian Airlines AG	133,921	1,356,135
	BKS Bank AG	520	80,822
* #	BWIN Interactive Entertainment AG	81,529	1,937,082
	BWT AG	28,425	1,723,427
*	CA Immobilien Anlagen AG	134,542	3,559,363
*	Christ Water Techology AG	24,819	485,560
	Constantia Packaging AG	28,088	1,940,854
*	Conwert Immobilien Invest AG	54,426	1,008,486
	Eybl International AG	3,191	55,938
	Flughafen Wien AG	32,850	3,385,895
	Frauenthal Holding AG	10,460	321,280
*	Intercell AG	75,624	2,725,899
*	Josef Manner & Co. AG	870	68,231
#	Lenzing AG	3,948	2,191,264
#	Mayr-Melnhof Karton AG	26,804	2,966,658
	Oberbank AG	8,153	1,628,035
	Palfinger AG	47,348	2,079,834
*	RHI AG	96,015	4,421,525
	Rosenbauer International AG	11,816	665,041
*	S&T System Integration & Technology Distribution AG	6,404	475,144
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,813,869
*	Sparkassen Immobilien AG	58,185	682,806
	UBM Realitaetenentwicklung AG	1,440	102,556
	Uniqa Versicherungen AG	111,710	3,694,997
	Wolford AG	8,054	392,921

TOTAL — AUSTRIA			50,107,267

BELGIUM — (3.5%)
COMMON STOCKS — (3.5%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	85,898	8,769,122
	Agfa Gevaert NV	64,397	1,238,031
	Banque Nationale de Belgique	980	4,724,389
	Barco NV	54,729	4,718,208
	Bekaert SA	59,440	7,973,857
	Brantano Group NV	6,251	378,717
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	248,377

	Cofinimmo SA	12,021	$2,122,680
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	25
#	Compagnie d’Entreprises CFE	2,080	4,254,816
	Compagnie Immobiliere de Belgique SA	10,849	584,878
	Compagnie Maritime Belge SA	64,297	4,760,410
#	Cumerio NV SA	9,586	391,091
	Deceuninck NV	63,700	1,613,998
	Dolmen Computer Applications NV	18,960	350,887
#	D’Ieteren NV SA	13,235	5,930,178
#	Duvel Moorgat SA	9,169	562,411
	Econocom Group SA	67,440	727,664
#	Elia System Operator SA NV	117,849	4,770,635
#	Euronav	89,385	2,810,735
	EVS Broadcast Equipment SA	5,500	547,492
	Exmar NV	78,816	2,415,216
	Floridienne SA	2,033	345,560
*	ICOS Vision Systems NV	35,433	1,703,029
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	461,888
* #	Innogenetics NV	75,886	701,367
* #	Integrated Production & Test Engineering NV	9,275	135,526
*	International Brachtherapy SA	35,773	264,853
*	Ion Beam Application	69,021	1,959,791
	Jensen-Group NV	14,485	170,316
#	Kinepolis	16,788	1,101,700
#	Lotus Bakeries SA	1,401	477,181
	Melexis NV	88,696	1,634,046
	Nord-Sumatra Investissements SA	650	494,528
	Omega Pharma SA	87,533	7,670,818
* #	Option NV	114,120	1,449,918
*	Papeteries Catala SA	315	62,884
	Picanol	16,620	367,367
* #	Real Software NV	639,542	382,874
	Recticel SA	52,387	791,897
*	Resilux	4,095	257,100
	Rosier SA	655	200,129
	Roularta Media Group NV	17,839	1,500,119
	Sapec SA	3,635	537,512
*	SAPEC SA Strip VVPR	75	315
	Sioen Industries NV	52,140	746,703
	Sipef NV	2,481	1,153,514
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	10,690	763,154
*	Spector Photo Group SA	81,828	151,960
*	Systemat-Datarelay SA	26,232	221,582
	Ter Beke NV	2,281	208,757
	Tessenderlo Chemie NV	94,663	5,482,973
	Unibra SA	1,600	228,380
	Van De Velde NV	28,456	1,469,448
	VPK Packaging Group SA	13,446	833,895
#	Warehouses De Pauw SCA	5,753	394,053
* #	Zenitel VVPR	28,851	98,967
TOTAL COMMON STOCKS			94,317,921

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	$—
*	Omega Pharma SA Rights 10/03/07	87,533	—
*	Zenitel VVPR Contingent Rights	8,654	123
TOTAL RIGHTS/WARRANTS			123

TOTAL — BELGIUM			94,318,044

DENMARK — (3.1%)
COMMON STOCKS — (3.1%)
*	Aarhus Lokalbank A.S.	8,030	321,355
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	791,152
#	Aktieselskabet Roskilde Bank A.S.	32,685	2,674,825
#	Aktieselskabet Skjern Bank A.S.	3,276	447,900
	Alk-Abello A.S.	15,055	3,057,532
* #	Alm. Brand A.S.	28,360	1,777,949
	Amagerbanken A.S.	32,195	1,848,302
	Ambu A.S.	22,100	367,705
	Arkil Holdings A.S. Series B	780	164,117
#	Auriga Industries A.S. Series B	35,850	739,950
* #	Bang & Olufsen Holding A.S. Series B	31,337	3,542,630
* #	Bavarian Nordic A.S.	17,626	1,512,380
#	Biomar Holding A.S.	22,198	977,319
	BoConcept Holding A.S.	5,650	605,510
#	Bonusbanken A.S.	69,455	465,255
*	Brodrene Hartmann A.S. Series B	5,865	173,615
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	175,816
*	Capinordic A.S.	216,300	970,085
	D/S Norden	16,800	1,791,413
	Dalhoff, Larson & Horneman A.S. Series B	32,000	581,460
*	Danionics A.S. Series A	32,000	88,802
* #	Dantherm Holding A.S.	13,100	464,967
	Danware A.S.	7,585	137,391
	DFDS A.S.	11,910	1,789,455
	DiBa Bank A.S.	11,660	958,878
	Djursland Bank A.S.	4,485	646,802
	East Asiatic Co., Ltd.	50,573	3,785,396
*	EDB Gruppen	5,780	188,113
	F.E. Bording A.S.	600	91,800
	Fionia Bank A.S.	6,516	2,206,004
#	Fluegger A.S. Series B	4,198	531,244
#	Forstaedernes Bank A.S.	65,613	2,812,547
*	GPV Industi A.S.	2,200	113,444
	H&H International A.S. Series B	1,920	861,380
	Harboes Bryggeri A.S.	10,250	294,088
	Hedegaard A.S.	1,560	157,141
*	Hojgaard Holding A.S. Series B	2,750	121,371
#	IC Companys A.S.	33,305	2,290,949
*	Incentive A.S.	3,575	12,651
	ITH Industri Invest A.S.	3,600	126,009
	Lan & Spar Bank	5,150	430,798

*	Lastas A.S. Series B	11,200	$414,343
	Lollands Bank A.S.	750	70,997
*	Maconomy Corp.	63,000	220,735
#	Mols-Linien A.S.	5,700	859,635
* #	NeuroSearch A.S.	35,390	2,623,241
	NKT Holding A.S.	49,245	5,527,783
	Nordjyske Bank A.S.	17,600	655,129
#	Norresundby Bank A.S.	735	534,465
	Ostjydsk Bank A.S.	2,554	547,989
* #	Parken Sport & Emtertainment A.S.	8,474	2,302,795
	Per Aarsleff A.S. Series B	6,145	912,908
* #	Pharmexa A.S.	142,740	431,827
	Ringkjoebing Landbobank	15,330	2,642,585
	Roblon A.S. Series B	540	102,785
	Royal Unibrew A.S.	12,690	1,650,121
* #	RTX Telecom A.S.	14000	140,360
	Salling Bank A.S.	910	175,632
	Sanistal A.S. Series B	4,436	747,106
*	SAS AB	34,300	608,365
#	Satair A.S.	8,525	494,483
#	Schouw & Co.	25,435	2,421,381
	SimCorp A.S.	16,940	3,809,074
#	Sjaelso Gruppen	68,030	2,417,462
	SKAKO Industries A.S.	5,130	210,717
	Skandinavian Brake Systems A.S.	1,925	107,190
	Sondagsavisen A.S.	36,665	382,207
#	Spar Nord Bank A.S.	120,825	2,797,322
	Sparbank	10,930	824,584
#	Sparekassen Faaborg A.S.	2,027	934,824
	Sydbank A.S.	67,361	2,936,197
	Thrane & Thrane A.S.	8,858	540,708
#	Tivoli A.S.	997	726,013
*	TK Development A.S.	91,456	1,738,299
* #	TopoTarget A.S.	151,600	677,432
	Vestfyns Bank	680	171,007
	Vestjysk Bank A.S.	29,755	1,800,832

TOTAL — DENMARK			85,254,033

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
	Alandsbanken AB Series B	18,190	689,204
*	Aldata Solutions Oyj	194,535	377,733
	Alma Media	292,300	4,883,572
	Amanda Capital Oyj	67,120	322,142
#	Amer Sports Oyj Series A	269,460	6,233,220
	Aspo Oyj	70,175	672,101
*	Aspocomp Group Oyj	42,026	18,558
	BasWare Oyj	34,550	639,937
*	Benefon Oyj	245,900	31,584
*	Biohit Oyj	9,400	30,315
*	Biotie Therapies Corp.	265,590	393,993

	Cargotec Oyj Series B	12,807	$628,610
*	Cencorp Oyj	89,510	44,972
#	Componenta Oyj	34,400	502,587
	Comptel P.L.C.	334,565	937,861
	Cramo Oyj	107,300	3,837,321
*	Efore Oyj	129,540	217,511
#	Elcoteq SE	66,810	452,347
	Elecster Oyj	2,200	18,454
#	Elektrobit Corp.	401,120	1,088,878
	Etteplan Oyj	62,600	535,803
	Finnair Oyj	164,950	2,750,872
	Finnlines Oyj	110,260	2,294,290
	Fiskars Oyj Abp Series A	178,328	3,411,304
#	F-Secure Oyj	447,078	1,542,486
#	HKScan Oyj Series A	74,560	1,563,300
*	Honkarakenne Oyj Series B	15,330	143,008
	Huhtamaki Oyj	348,750	5,312,064
	Ilkka-Yhtyma Oyj	35,460	540,804
*	Incap Oyj	36,800	96,883
	Ixonos P.L.C.	26,100	238,776
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	133,548
	KCI Konecranes Oyj	255,800	10,304,045
	Kemira Oyj	261,200	6,097,232
	Kyro Oyj Abp	131,940	686,859
	Laennen Tehtaat Oyj	18,920	489,560
	Lassila & Tikanoja Oyj	121,476	3,917,941
	Lemminkainen Oyj	52,700	3,746,068
	Martela Oyj	1,060	13,894
#	M-Real Oyj Series B	775,393	4,327,496
	Neomarkka Oyj	16,652	234,850
	Nokian Renkaat Oyj	384,580	15,085,776
	Nordic Aluminium Oyj	10,440	436,543
*	Okmetic Oyj	54,904	269,422
	OKO Bank P.L.C. Class A	147,497	3,059,011
#	Olvi Oyj Series A	32,290	1,206,661
	Oriola-KD Oyj Class A	26,000	124,344
	Oriola-KD Oyj Class B	16,000	75,020
	Orion Oyj Series A	52,493	1,322,337
	Orion Oyj Series B	145,399	3,695,450
	PKC Group Oyj	48,390	735,197
	Ponsse Oyj	82,280	2,109,955
	Poyry Oyj	189,640	4,750,164
*	Proha Oyj	148,232	65,210
#	Raisio P.L.C.	476,433	1,318,274
	Ramirent Oyj	314,560	6,833,640
	Rapala VMC Oyj	116,640	939,005
	Raute Oyj Series A	10,390	195,415
#	Rocla Oyj	12,300	198,127
*	Satama Interactive Oyj	107,200	223,535
	Scanfil Oyj	123,479	390,401
	Sponda Oyj	159,511	2,212,671
*	SSH Communications Oyj	88,050	240,990

	Stockmann Oyj Abp Series A	44,196	$2,128,048
#	Stockmann Oyj Abp Series B	104,804	5,068,785
*	Stonesoft Oyj	117,212	68,587
#	Suominen Oyj	17,955	84,051
	SYSOPENDIGIA P.L.C.	55,020	292,946
	Talentum Oyj	133,500	671,537
	Tecnomen Oyj	196,570	367,563
#	Teleste Oyi	53,559	665,409
#	TietoEnator Oyj	291,429	6,536,877
	Tiimari P.L.C.	16,680	116,826
	Tulikivi Oyj	79,440	265,119
	Turkistuottajat Oyj	8,490	125,984
#	Uponor Oyj Series A	216,400	6,711,199
#	Vacon Oyj	44,337	2,213,912
#	Vaisala Oyj Series A	40,300	2,315,969
	Viking Line AB	10,710	606,452
	YIT Oyj	151,498	4,495,400

TOTAL — FINLAND			148,623,795

FRANCE — (10.9%)
COMMON STOCKS — (10.9%)
*	Actielec Technologies	26,862	114,725
	Affine SA	7,578	474,723
#	Akka Technologies SA	5,500	116,845
*	Alain Afflelou SA	480	24,981
	Ales Groupe SA	33,613	861,572
*	Alten	56,620	2,114,568
* #	Altran Technologies SA	322,216	2,284,720
	April Group SA	74,259	4,573,363
* #	Archos	22,331	659,076
	Assystem	47,658	750,065
*	Atos Origin SA	33,218	1,931,021
#	Aubay	28,405	318,702
#	Audika SA	22,509	1,040,015
*	Avanquest Software	19,360	321,562
*	Axorys SA	11,700	12,012
* #	Baccarat SA	1,090	451,106
	Bacou-Dalloz	18,169	2,264,523
	Banque Tarneaud SA	1,430	351,146
	Beneteau SA	185,495	5,262,708
*	Bigben Interactive	7,762	45,822
	bioMerieux	14,590	1,531,075
	Boiron SA	22,509	554,077
	Boizel Chanoine Champagne SA	6,304	796,262
#	Bonduelle SCA	13,165	1,778,764
	Bongrain SA	14,306	1,751,787
#	Bourbon SA	119,730	7,818,421
*	Bull SA (4547235)	4	3
* #	Bull SA (B0V2C19)	298,028	2,094,599
	Burelle SA	4,030	1,129,494
*	Business Objects SA	63,268	2,834,075

#	Cafom SA	5,092	$171,697
#	Canal Plus SA	280,788	3,128,808
	Carbone Lorraine SA	56,469	4,379,208
	CBo Territoria	28,320	175,486
#	Cegedim SA	11,509	1,364,065
#	Cegid Group	22,866	1,366,640
* #	Cesar SA	142,196	133,891
*	Cibox Inter@ctive SA	232,424	66,379
	Clarins SA	19,296	1,480,160
* #	Club Mediterranee SA	46,578	3,019,477
	Compagnie Industrielle et Financiere D’Entreprises	300	104,639
*	Compagnie International Andre Trigano SA	983	63,388
*	CS Communication & Systemes	7,938	311,091
*	Cybergun	6,818	119,605
	Damartex SA	22,900	786,280
*	Dane-Elec Memory SA	65,202	326,447
#	Delachaux SA	28,440	2,685,910
*	Didot-Bottin SA	1,620	160,316
*	Dollfus Mieg & Cie SA	54,239	163,861
*	Dynaction SA	10,660	233,544
#	Electricite de Strasbourg	23,784	5,236,342
	Encres Dubuit SA	4,176	39,614
	Esso Ste Anonyme Francaise	4,451	1,437,928
#	Establissements Maurel et Prom	268,473	5,715,060
*	Etablissements Gantois Series A	647	5,454
	Etam Developpement SA	23,815	1,355,788
*	Euro Disney SCA	4,981,489	639,299
	Evialis SA	4,093	190,904
	Exel Industries SA	5,582	787,845
	Explosifs et de Produits Chimiques	524	304,363
* #	Faurecia SA	60,033	4,711,423
	Fimalac SA	19,312	1,501,479
	Finuchem SA	18,510	309,596
	Fleury Michon SA	4,507	345,208
	Francois Freres (Tonnellerie) SA	3,839	237,592
	Gascogne SA	7,112	752,271
	Gaumont SA	14,607	1,250,057
* #	GECI International	63,334	385,501
#	Geodis SA	17,364	3,678,465
	Gevelot SA	3,584	306,168
	GFI Informatique SA	126,539	1,291,603
*	Gifi	7,579	605,314
	Ginger (Groupe Ingenierie Europe)	10,357	315,763
#	GL Events	38,586	2,638,709
	GPe Pizzorno	5,200	206,640
	Grands Moulins de Strasbourg	110	100,975
*	Groupe Ares	21,994	150,213
	Groupe Crit	24,673	1,176,840
	Groupe Flo SA	22,019	417,308
* #	Groupe Go Sport SA	2,740	263,281
	Groupe Guillin SA	1,200	129,779
* #	Groupe Open SA	27,590	460,882

	Groupe Steria SCA	51,952	$2,625,825
	Guerbet SA	5,997	1,331,621
	Guyenne et Gascogne SA	26,000	4,577,221
	Haulotte Group SA	57,491	2,168,855
#	Havas SA	1,144,241	6,766,280
	Idsud	2,227	148,529
*	IEC Professionnel Media	34,930	81,976
	IMS International Metal Service SA	51,946	2,175,572
* #	Infogrames Entertainment SA	2,249,212	615,993
#	Ingenico SA	87,639	2,544,532
*	Ipsen SA	15,549	897,453
	Ipsos SA	80,658	3,016,532
	Lafuma SA	6,384	481,504
	Laurent-Perrier	12,172	2,001,388
	Lectra	85,992	739,917
	Lisi SA	16,534	1,932,424
* #	LVL Medical Groupe SA	24,346	710,945
	Maisons Franc	12,826	1,107,340
	Manitou BF SA	48,280	2,618,229
	Manutan International SA	13,920	1,161,469
*	Metaleurop SA	35,449	1,323,133
	MGI Coutier SA	2,753	114,605
*	MoneyLine SA	11	—
	Montupet SA	32,450	749,838
	Mr. Bricolage SA	23,846	766,131
#	Naturex	6,954	450,646
	Nexans SA	80,936	13,290,270
	Nexity	82,640	5,099,339
#	Norbert Dentressangle	12,697	1,361,457
#	NRJ Group	177,024	2,312,150
	Oberthur Card Systems SA	117,901	1,049,346
* #	Oeneo	102,487	344,695
	Orco Property Group	21,505	3,253,859
*	Orpea	102,622	6,123,110
*	Osiatis	1,400	13,119
	Paris Orleans et Cie SA	1,821	893,470
	Passat SA	8,835	110,879
*	Penauille Polyservices SA	639,328	5,445,944
	Petit Forestier SA	11,101	1,503,802
	Pierre & Vacances	16,031	2,222,777
	Plastic Omnium SA	30,846	1,703,739
	Plastivaloire SA	4,552	136,178
	PSB Industries SA	8,438	504,903
	Radiall SA	5,387	749,775
#	Rallye SA	80,915	5,773,855
	Remy Cointreau SA	66,523	4,835,368
*	Rhodia SA	72,888	2,653,807
	Robertet SA	3,167	590,573
*	Rodriguez Group SA	27,733	1,226,924
	Rougier SA	6,120	581,077
	Rubis SA	31,132	2,931,440
*	S.T. Dupont SA	39,440	21,330

	Sabeton SA	13,500	$268,466
	Saft Groupe SA	42,516	1,891,394
	SAMSE SA	8,800	1,336,559
	SCOR SE	282,143	7,553,594
	SEB SA	29,833	5,545,190
	Sechilienne SA	44,000	3,476,906
	Securidev SA	2,500	97,244
	Signaux Girod SA	894	98,233
*	Smoby SA	1,172	46,794
	Societe BIC SA	30,097	2,571,361
	Societe de Developpement Regional de la Bretagne	5,106	28,031
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,645,495
	Societe Immobiliere de Location pour l’Industrie et le Commerce	23,530	3,952,924
#	Societe Industrielle D’Aviations Latecoere SA	21,731	629,315
	Societe Marseillaise du Tunnel Prado Carenage	9,698	549,660
	Societe Pour l’Informatique Industrielle SA	5,844	330,847
* #	Soitec SA	231,215	4,322,403
* #	Solving International SA	13,265	68,962
	Somfy SA	22,900	7,178,746
#	Sopra Group SA	23,668	2,018,454
	Spir Communication SA	7,977	856,958
	Stallergenes SA	33,674	2,825,912
	STEF-TFE SA	29,698	2,169,478
	Sucriere de Pithiviers Le Vieil	1,825	1,546,813
*	Sylis SA	23,228	136,394
	Synergie SA	33,924	1,338,259
* #	Teamlog SA	34,132	203,122
	Teleperformance SA	135,031	5,263,567
	Tessi SA	5,050	367,194
*	Theolia SA	88,858	2,370,753
	Tipiak SA	518	60,245
	Toupargel Groupe	21,016	806,229
#	Trigano SA	59,181	2,671,477
*	UbiSoft Entertainment SA	96,348	6,589,567
	Union Financiere de France Banque SA	16,369	899,422
	Valeo SA	65,997	3,677,894
* #	Valtech	295,958	235,607
	Viel et Compagnie	162,852	1,207,853
	Vilmorin et Cie SA	19,383	2,638,515
	Virbac SA	16,735	1,480,058
	VM Materiaux SA	5,966	685,272
	Vranken Pommery Monopole	9,879	788,629
	XRT	102,875	243,556
	Zodiac SA	10,384	746,016
TOTAL COMMON STOCKS			293,710,880

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,605
*	Bigben Interactive Warrants 12/31/08	2,100	1,048
*	Cybergun Warrants Series A 01/31/08	1,136	65
*	Cybergun Warrants Series B 07/15/10	1,136	97

*	Groupe Ares Warrants 12/18/08	4,713	$18,145
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	13,318
TOTAL RIGHTS/WARRANTS			36,278

TOTAL — FRANCE			293,747,158

GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
*	3U Telecom AG	117,766	145,122
	A.S. Creation Tapeton AG	6,853	448,943
*	AAP Implantate AG	47,250	201,353
	Aareal Bank AG	110,018	5,432,594
*	AC-Service AG	6,172	44,039
	ADCapital AG	33,040	555,862
* #	Adlink Internet Media AG	71,772	1,559,581
* #	ADVA AG Optical Networking	96,672	818,868
	Agrob AG	5,800	112,801
* #	Aixtron AG	266,763	2,586,407
* #	Allbecon AG	21,017	227,165
	Altana AG	5,151	123,961
	Amadeus Fire AG	16,192	458,594
	Andreae-Noris Zahn AG	27,200	1,473,898
*	Artnet AG	16,292	287,628
	Atoss Software AG	10,108	122,421
*	Augusta Technologie AG	27,184	656,595
	AWD Holding AG	99,539	3,328,613
*	AZEGO AG	16,940	7,495
#	Baader Wertpapierhandelsbank AG	142,376	899,494
* #	Balda AG	155,088	1,495,810
*	Basler AG	8,861	151,748
	Beate Uhse AG	56,241	242,953
#	Bechtle AG	40,189	1,742,123
#	Bertrandt AG	23,282	780,305
* #	Beta Systems Software AG	8,550	45,110
	BHS Tabletop AG	2,800	48,028
	Bilfinger Berger AG	136,777	10,785,911
*	Biolitec AG	26,843	610,474
	Biotest AG	22,203	1,140,699
*	BKN International AG	35,508	158,938
* #	BMP AG	50,479	186,632
	Boewe Systec AG	15,333	742,801
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	478,668
*	Broadnet AG	36,856	218,117
*	Business Media China AG	15,212	499,109
*	CBB Holding AG	102,602	11,429
*	CEAG AG	20,670	246,065
	Cenit AG	18,394	273,907
* #	CENTROTEC Sustainable AG	42,280	831,677
	Cewe Color Holding AG	13,917	664,107
* #	ComBOTS AG	58,253	931,308
	Comdirect Bank AG	135,842	1,685,193

	Computerlinks AG	16,965	$325,987
*	Concord Effekten AG	24,961	54,762
*	Condomi AG	1,800	—
#	Conergy AG	94,598	9,102,815
	CTS Eventim AG	53,393	2,093,819
	Curanum AG	83,165	830,330
*	Cybio AG	13,145	80,565
*	D. Logistics AG	113,203	364,343
*	D+S europe AG	77,965	1,427,865
#	DAB Bank AG	133,926	1,194,581
#	Data Modul AG	10,414	380,701
*	DEAG Deutsche Entertainment AG	51,845	146,153
	Deutsche Euroshop AG	87,386	3,212,832
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	49,031
	Deutsche Wohnen AG	69,977	3,021,570
* #	Deutz AG	257,064	3,269,396
	Dierig Holding AG	10,500	132,937
	Douglas Holding AG	105,237	6,605,759
	Dr. Hoenle AG	14,858	173,172
*	Drillisch AG	92,184	1,043,869
* #	Duerr AG	38,845	1,644,288
	DVB Bank AG	15,114	5,862,284
*	Easy Software AG	13,167	134,585
	Eckert and Ziegler AG	6,103	95,246
	Elexis AG	32,938	954,189
* #	Elmos Semiconductor AG	34,592	365,569
#	ElreingKlinger AG	6,000	680,690
* #	EM. Sports Media AG	160,173	1,032,142
*	Emprise AG	24,502	20,253
*	EMS New Media AG	42,609	7,475
	Energiekontor AG	38,401	246,287
	Epcos AG	233,608	4,568,145
	Erlus AG	297	181,001
* #	Escada AG	40,309	1,479,347
	Euwax AG	18,514	1,278,825
* #	Evotec AG	196,039	839,054
	Fielmann AG	58,362	3,870,957
*	FJA AG	77,417	286,782
#	Fortec Elektronik AG	7,433	118,683
	Freenet AG	236,364	6,680,925
#	Fuchs Petrolub AG	30,747	2,724,905
	GBWAG Bayerische Wohnungs AG	20,298	442,840
#	Geratherm Medical AG	9,857	78,394
#	Gerry Weber International AG	49,579	1,596,505
	Gesco AG	9,455	640,527
	GFK AG	77,709	3,148,068
* #	GFT Technologies AG	66,050	306,696
* #	GPC Biotech AG	106,084	1,300,920
#	Grenkeleasing AG	32,424	1,259,580
*	Grundstuecks & Baugesellschaft AG	3,567	310,323
	Hamborner AG	63,000	830,876
*	Hansa Group AG	146,815	337,200

	Hawesko Holding AG	20,044	$681,219
	Heidelberger Druckmaschinen AG	50,958	2,231,350
*	Hoeft & Wessel AG	20,622	159,894
	Hyrican Informations Systeme AG	11,943	165,158
*	I-D Media AG	23,140	34,616
*	IFA Hotel & Touristik AG	7,000	96,764
* #	IKB Deutsche Industriebank AG	21,843	432,669
*	IM International Media AG	152,932	32,718
#	Indus Holding AG	41,345	1,528,946
	Innovation in Traffic Systems AG	23,949	309,301
*	Integralis AG	34,269	226,727
	INTERSEROH AG	22,803	1,409,306
* #	Intershop Communications AG	58,426	331,287
	Isra Vision Systems AG	10,917	225,576
*	itelligence AG	64,543	368,043
*	IVU Traffic Technologies AG	40,338	59,809
* #	IWKA AG	85,711	3,690,953
*	Jack White Productiions AG	15,810	38,776
*	Jenoptik AG	157,826	1,519,686
	K&S AG	15,888	2,894,943
*	Kampa AG	28,404	285,189
	KERAMAG Keramische Werke AG	13,000	1,321,473
	Kontron AG	181,781	4,025,247
#	Krones AG	71,235	5,753,951
	KSB AG	4,521	4,025,649
	KWS Saat AG	24,461	4,701,720
	Lanxess AG	16,904	799,950
	Leifheit AG	12,500	339,577
	Leoni AG	117,961	7,180,632
*	Loewe AG	25,187	536,525
	LPKF Laser & Electronics AG	28,874	261,990
*	Mania Technologie AG	74,770	100,984
*	Marbert AG	2,600	6,493
	MasterFlex AG	10,531	315,032
*	Maxdata Computer AG	32,897	97,176
*	Mediclin AG	79,703	428,831
* #	Medigene AG	90,111	645,179
*	Medion AG	84,110	1,566,974
	Mensch und Maschine Software AG	27,532	230,725
#	MLP AG	220,135	2,966,857
*	Mologen AG	22,062	222,895
* #	Morphosys AG	19,723	1,234,861
*	Mosaic Software AG	5,200	2,380
	MTU Aero Engines Holding AG	156,988	9,556,655
#	Muehlabauer Holdings AG & Co. KGAA	15,349	512,019
	MVV Energie AG	143,467	5,912,097
	MWB Wertpapierhandelsbank AG	2,578	17,893
#	Nemetschek AG	23,340	777,863
*	Neschen AG	8,700	14,884
*	Net AG Infrastructure, Software & Solutions	72,185	136,817
*	Nexus AG	37,949	189,381
	Norddeutsche Affinerie AG	158,096	6,940,971

	Norddeutsche Steingut AG	5,960	$65,003
* #	Nordex AG	87,845	4,285,299
*	November AG	4,509	17,970
	OHB Technology AG	37,069	741,062
	Oldenburgische Landesbank AG	4,234	332,241
#	P&I Personal & Informatik AG	17,889	536,489
* #	Paion AG	51,500	125,368
*	Pandatel AG	5,700	2,884
#	Paragon AG	22,134	378,938
*	ParSytec AG	14,807	118,422
	PC-Ware AG	15,184	319,562
	Pfeiffer Vacuum Technology AG	31,639	2,879,936
	Pfleiderer AG	171,935	4,000,729
*	Pironet NDH AG	36,682	177,815
*	Pixelpark AG	89,712	123,725
*	Plambeck Neue Energien AG	148,115	790,623
*	Plasmaselect AG	35,172	124,169
* #	Premiere AG	320,184	6,895,589
*	Primacom AG	52,801	736,896
#	Progress-Werk Oberkirch AG	6,250	320,978
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	323,793
*	Pulsion Medical Systems AG	26,674	200,233
* #	PVATepla AG	51,882	592,533
* #	QIAGEN NV	516,893	10,018,758
* #	QSC AG	255,715	1,369,117
	R. Stahl AG	14,839	740,116
#	Rational AG	15,083	2,863,775
	REALTECH AG	13,541	206,386
	Renk AG	19,400	1,793,978
*	REpower Systems AG	21,093	3,331,271
	Rheinmetall AG	61,085	4,862,522
	Rhoen-Klinikum AG	298,808	9,557,923
*	Rinol AG	1,475	642
	Rohwedder AG	12,979	115,865
	Ruecker AG	21,675	237,521
*	S.A.G. Solarstrom AG	47,672	273,327
	Sartorius AG	32,181	1,822,749
	Schlott Sebaldus AG	15,429	418,097
*	Secunet Security AG	16,078	139,822
	Sektkellerei Schloss Wachenheim AG	15,120	212,334
* #	Senator Entertainment AG	980	3,673
*	SGL Carbon AG	228,535	13,207,990
	SHB Stuttgarter Invest AG	36,048	1,567,728
*	SHS Viveon AG	36,949	66,442
	Silicon Sensor International AG	12,195	336,017
* #	Singulus Technologies AG	112,455	1,385,041
	Sinner AG	4,160	121,449
*	SinnerSchrader AG	26,169	54,836
#	Sixt AG	38,312	1,920,258
	SM Wirtschaftsberatungs AG	18,841	414,087
	Software AG	73,445	6,883,150
*	Solar Millennium AG	35,500	1,959,854

*	Solon AG fuer Solartechnik	18,988	$2,120,662
	Stada Arzneimittel AG	177,118	11,551,947
*	Stoehr & Co. AG	16,000	136,977
	Strabag AG	10,386	3,817,440
	Stratec Biomedical Systems AG	27,297	789,038
	Sued-Chemie AG	29,146	3,720,569
#	Suedzucker AG	35,773	720,224
*	Suess Microtec AG	59,969	635,446
	Synaxon AG	11,212	82,687
	Syskoplan AG	9,363	99,196
	Syzygy AG	30,656	160,386
#	Takkt AG	146,687	2,463,711
*	TDS Informationstechnologie AG	89,063	355,407
	Techem AG	74,865	4,983,846
	Technotrans AG	21,735	606,567
	Telegate AG	20,500	578,072
#	Teles AG	41,582	181,346
	Textilgruppe Hof AG	12,170	136,735
* #	Tomorrow Focus AG	101,081	524,509
*	TRIA IT-solutions AG	5,514	3,144
	TTL Information Technology AG	6,400	12,313
	Umweltbank AG	17,805	437,764
	United Internet AG	125,696	2,784,639
	Utimaco Safeware AG	35,121	406,078
	Value Management & Research AG	42,250	330,759
*	Varetis AG	8,045	57,433
	VBH Holding AG	9,415	91,223
#	Vivacon AG	60,307	1,565,599
	Vossloh AG	34,930	3,751,834
	Wanderer-Werke AG	7,903	343,648
*	Washtec AG	54,420	1,031,432
*	WaveLight AG	11,800	249,363
*	WCM Beteiligungs-und Grundbesitz AG	617,895	63,569
	Westag & Getalit AG	7,000	181,847
	Wincor Nixdorf AG	117,600	9,766,507
*	Wirecard AG	210,816	2,949,259
	Wuerttembergische Lebensversicherung AG	28,123	1,322,405
	Wuerttembergische Metallwarenfabrik AG	30,330	1,361,834
* #	Zapf Creation AG	21,120	128,083

TOTAL — GERMANY			348,321,688

GREECE — (4.5%)
COMMON STOCKS — (4.5%)
	A. Kalpinis - N. Simos Steel Service Center	29,862	455,465
*	Aegek S.A.	437,330	431,796
*	Agricultural Insurance S.A.	59,277	336,673
*	Alapis Holdings Industrial & Commercial S.A.	1,117,524	3,505,758
*	Alco Hellas ABEE S.A.	103,281	199,571
*	Alfa Alfa Energy S.A.	3,810	7,552
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	855,776

	Allatini Industrial & Commercial Co. S.A.	34,470	$134,145
*	Alte Technical Co.	85,048	9,702
*	Altec S.A. Information & Communication Systems	80,278	240,391
	Alumil Milonas Aluminum Industry S.A.	52,886	375,980
*	Alysida S.A.	2,376	6,746
	Anek Lines S.A.	639,521	2,124,054
	AS Co. S.A.	47,540	135,672
	Aspis Bank S.A.	228,007	1,052,714
*	Aspis Pronia General Insurance S.A.	165,110	230,957
*	Astir Palace Hotels S.A.	98,660	1,017,947
	Athens Medical Center S.A.	150,874	1,086,204
*	Atlantic Supermarkets S.A.	35,080	108,583
	Attica Holdings S.A.	244,076	1,800,222
	Attica Publications S.A.	16,674	112,460
	Atti-Kat S.A.	196,084	393,864
	Autohellas S.A.	83,520	684,813
*	Babis Vovos International Construction S.A.	61,592	2,114,570
*	Balafas S.A.	15,200	4,118
*	Balkan Export S.A.	41,970	230,396
*	Bank of Attica S.A.	202,121	1,260,063
	Bank of Greece	61,332	8,044,030
	Benrubi S.A.	27,741	152,576
	Betanet S.A.	27,328	71,647
	Bitros Holdings S.A.	38,892	191,633
	Blue Star Maritime S.A.	216,430	1,182,972
	Byte Computers S.A.	22,730	117,627
	C. Rokas S.A.	44,569	1,241,201
	Centric Multimedia SA	51,942	201,959
*	Compucon Computer Applications S.A.	11,260	10,765
*	CPI S.A.	9,110	11,885
	Crown Hellas Can S.A.	30,452	240,224
*	Cyclon Hellas S.A	62,191	169,622
	Daios Plastics S.A.	16,350	273,091
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	1,085,537
*	Domiki Krittis S.A.	23,720	68,102
	Dromeas S.A.	10,400	24,984
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	124,968
	EL. D. Mouzakis S.A.	40,703	131,719
*	Elbisco Holding S.A.	67,200	178,569
	Elektrak S.A.	36,580	328,722
	Elektroniki Athinon S.A.	34,490	375,409
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	248,900
	Elmec Sport S.A.	128,306	678,022
	Elton Chemicals S.A.	53,834	105,813
*	Empedos S.A.	15,974	1,822
	ETEM S.A.	72,082	282,162
*	Ethniki General Insurance Co. S.A.	178,148	1,392,289
*	Etma Rayon S.A.	11,242	22,603
*	Euro Reliance General Insurance Co. S.A.	55,110	242,726
*	Eurodrip S.A.	83,040	139,643

	Euromedica S.A.	64,900	$943,664
*	European Technical S.A.	32,750	10,741
	Everest S.A.	68,950	241,921
*	Evrofarma S.A.	26,707	68,570
	F.G. Europe SA	4,536	19,982
*	Forthnet S.A. Issue 06	115,475	1,816,530
	Fourlis Holdings S.A.	133,615	5,004,485
	Frigoglass S.A.	88,060	3,035,299
	Galaxidi Fish Farming S.A.	12,940	27,722
	GEK Group of Cos S.A.	155,884	2,802,163
	General Commercial S.A.	64,410	123,223
*	Geniki Bank	127,174	1,060,444
	Halkor S.A.	226,556	1,391,685
*	Hatziioannou Holdings S.A.	89,750	264,816
	Hellenic Cables S.A.	65,236	574,155
	Hellenic Duty Free Shops S.A.	101,270	1,792,499
*	Hellenic Fabrics S.A.	32,310	110,348
*	Hellenic Sugar Industry S.A.	87,664	675,699
	Hellenic Technodomiki Tev S.A.	477,519	6,383,622
	Heracles General Cement Co. S.A.	93,293	2,308,338
*	Hippotour S.A.	13,891	17,091
	Iaso S.A.	175,950	3,113,793
	Iktinos Hellas S.A.	64,850	89,813
	Inform P. Lykos S.A.	35,570	243,073
*	Informatics S.A.	3,778	1,670
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	2,017,216
*	Intracom Technical & Steel Constructions S.A.	105,050	197,374
*	Ionian Hotel Enterprises S.A.	16,914	375,652
*	Ipirotiki Software & Publications S.A.	22,110	61,164
*	J Boutaris & Son Holding S.A.	48,870	52,215
	J&P-Avax S.A.	163,746	1,766,600
*	Karatzis S.A.	28,610	95,439
	Karelia Tobacco Co., Inc. S.A.	5,810	570,732
	Kathimerini Publishing S.A.	47,170	509,107
	Katselis Sons S.A. Bread Industry	41,545	178,592
	Kego S.A.	32,045	154,020
*	Kekrops S.A.	6,444	197,916
*	Keramia-Allatini	10,368	17,297
*	Klonatex Group S.A.	20,351	10,414
	Kordellou Brothers S.A.	50,600	103,776
	Ktima Kostas Lazaridis S.A.	18,326	38,335
	Lambrakis Press S.A.	118,587	475,884
	Lampsa Hotel Co.	50,326	1,218,553
*	Lan-Net S.A.	126,887	122,798
	Lavipharm S.A.	96,324	497,140
*	Loulis Mills S.A.	41,702	195,948
	M.J. Mailis S.A.	154,984	533,317
*	Maritime Company of Lesvos S.A.	299,836	450,892
*	Maxim Knitwear Factory	16,360	13,755
	Medicon Hellas S.A.	2,860	19,723
	Metka S.A.	100,500	2,507,606

	Michaniki S.A.	165,545	$1,566,080
	Minerva Knitwear SA	5,140	21,307
	Minoan Lines S.A.	248,689	1,909,896
	MLS Multimedia S.A.	8,300	15,599
*	Mochlos S.A.	98,304	104,172
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	818,767
*	Multirama S.A.	10,990	137,211
	Mytilineos Holdings S.A.	108,090	6,158,098
	N. Levederis S.A.	8,355	13,454
*	Nafpaktos Textile Industry S.A.	10,580	15,621
	Naytemporiki Publishing S.A.	49,480	131,494
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,869,046
*	Neorion New S.A. Holdings	37,500	111,661
	Newsphone Hellas S.A.	55,010	104,102
	Nexans Hellas S.A.	11,443	101,176
	Nirefs Acquaculture S.A.	143,700	807,109
*	Pantechniki S.A.	89,570	505,929
*	Parnassos Enterprises S.A.	50,700	301,785
*	Pegasus Publishing S.A.	95,510	411,266
*	Perseys S.A.	34,972	95,550
	Petropoulos S.A.	8,832	88,529
*	Petzetakis S.A.	49,310	69,610
*	Philippos Nakas SA	12,310	59,333
*	Pilias S.A.	51,791	34,497
	Pipeworks L. Girakian Profil S.A.	11,730	23,705
	Piraeus Leasing S.A.	5,765	52,242
*	Prodeftiki Technical Co.	16,128	21,112
*	Promota Hellas S.A.	8,860	2,906
	Real Estate Development & Services S.A.	94,497	525,455
*	Regency Entertainment S.A.	130,260	2,408,673
*	Rilken S.A.	11,092	185,026
	S&B Industrial Minerals S.A.	56,301	1,043,785
	Sanyo Hellas S.A.	168,151	289,689
	Sarantis S.A.	77,120	1,242,972
	Sato S.A.	62,978	296,939
*	Selected Textile Industry Assoc. S.A.	87,690	112,317
	Sfakianakis S.A.	91,320	888,155
*	Sheet Steel Co.	25,850	10,674
*	Shelman Hellenic-Swiss Wood S.A.	73,402	195,079
*	Singularlogic S.A.	100,470	535,182
*	Spyroy Agricultural Products S.A.	61,348	260,740
*	Stabilton S.A.	27,530	3,140
*	Technical Olympic S.A.	298,025	581,160
*	Technodomi M.Travlos Brothers S.A.	13,910	4,165
	Teletypos S.A. Mega Channel	72,717	488,472
	Terna Tourist Technical & Maritime S.A.	101,190	1,971,374
*	Themeliodomi S.A.	37,422	19,744
	Thrace Plastics Co. S.A.	109,280	312,916
*	United Textiles S.A.	52,191	22,056
	Vardas S.A.	26,020	110,109
*	Varvaressos S.A. European Spinning Mills	7,200	9,085
	Viohalco S.A.	426,755	7,021,495

*	Vioter S.A.	167,883	$256,457
*	Vis Container Manufacturing Co.	4,259	17,610
	Vivartia S.A.	199,276	7,032,051
	Xylemporia S.A.	17,975	58,547
	Zampa S.A.	830	16,220

TOTAL — GREECE			123,230,769

IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
	Abbey P.L.C.	86,889	835,495
*	Aminex P.L.C.	440,966	169,441
*	Blackrock International Land P.L.C.	897,420	522,588
*	Datalex P.L.C.	227,588	234,727
	DCC P.L.C.	324,316	9,558,784
	Donegal Creameries P.L.C.	26,085	236,172
*	Dragon Oil P.L.C.	1,510,561	7,125,437
	FBD Holdings P.L.C.	132,521	4,137,431
	Fyffes P.L.C.	1,051,012	1,369,848
	Glanbia P.L.C.	788,830	4,742,276
	Greencore Group P.L.C.	606,995	3,957,205
*	Horizon Technology Group P.L.C.	236,352	333,099
	IAWS Group P.L.C.	368,887	8,228,050
	IFG Group P.L.C.	205,432	569,137
	Independent News & Media P.L.C.	745,387	2,774,171
*	IONA Technologies P.L.C.	100,946	382,435
	Irish Continental Group P.L.C.	93,833	3,433,672
*	Kenmare Resources P.L.C.	2,225,548	2,410,574
	Kingspan Group P.L.C.	190,024	4,166,356
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	1,214,538
	Paddy Power P.L.C.	189,465	6,646,671
*	Providence Resources P.L.C.	6,258,198	893,480
*	Qualceram Shires P.L.C.	40,136	78,980
	Readymix P.L.C.	323,262	816,423
*	Total Produce P.L.C.	897,420	842,461
	United Drug P.L.C.	829,752	3,881,527
*	Waterford Wedgwood P.L.C.	7,869,750	268,980
TOTAL COMMON STOCKS			69,829,958

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			69,829,958

ITALY — (7.0%)
COMMON STOCKS — (7.0%)
*	A.S. Roma SpA	270,930	366,111
	ACEA SpA	60,136	1,182,171
	Acegas-APS SpA	114,287	1,218,762
#	Actelios SpA	343,329	3,493,341

	Aedes SpA	324,161	$2,175,846
#	Aeroporto de Firenze SpA	17,918	449,515
#	Amplifon SpA	521,701	4,123,320
	Astaldi SpA	200,189	1,605,768
#	Azimut Holding SpA	445,446	6,861,996
#	Banca Finnat Euramerica SpA	706,431	891,183
	Banca Ifis SpA	54,527	713,154
#	Banca Intermobiliare SpA	319,984	3,308,091
#	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,452,330
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	4,862,569
#	Banca Profilo SpA	253,156	724,210
	Banco di Desio e della Brianza SpA	242,974	2,776,636
	Beghelli SpA	427,981	653,954
	Benetton Group SpA	85,583	1,452,908
	Beni Stabili SpA, Roma	1,309,500	1,640,070
	Biesse SpA	55,616	1,618,009
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	627,309
	Brembo SpA	108,591	1,436,403
	C.I.R. SpA - Compagnie Industriali Riunite	1,218,721	4,737,643
#	Caltagirone Editore SpA	161,554	1,119,277
	Caltagirone SpA	255,879	2,682,906
	Cam Finanziaria SpA	36,527	88,569
	Carraro SpA	85,800	927,206
#	Cembre SpA	40,330	393,527
	Cementir SpA	262,430	2,651,780
	Centrale del Latte di Torino & Co. SpA	21,168	136,470
*	Ciccolella SpA	30,000	166,665
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	424,952
*	Compagnia Immobiliare Azionaria SpA	44,000	23,723
	Credito Artigiano SpA	297,576	1,685,765
	Credito Bergamasco SpA	139,720	6,754,831
	Cremonini SpA	218,517	656,661
*	CSP International Fashion Group SpA	87,961	293,444
#	Danieli & Co. SpA	86,438	2,947,656
	Davide Campari - Milano SpA	358,312	3,677,511
	De Longhi SpA	314,782	2,137,610
* #	Digital Multimedia Technologies SpA	25,000	1,629,425
* #	Ducati Motor Holding SpA	749,005	1,837,489
	Emak SpA	57,399	476,835
* #	EnerTad SpA	95,849	524,890
	ERG SpA	42,840	937,854
	Ergo Previdenza SpA	112,421	641,768
#	Esprinet SpA	81,154	1,417,163
	Fiera Milano SpA	37,863	325,571
*	Fin.Part SpA	133,481	—
*	Finarte Casa d’Aste SpA	52,766	45,817
*	Gabetti SpA	64,201	212,640
	Gefran SpA	31,849	236,090
#	Gemina SpA	835,842	2,969,854
#	Gewiss SpA	249,008	1,885,115
*	Giovanni Crespi SpA	121,789	164,095

#	Granitifiandre SpA	82,117	$1,157,186
	Gruppo Ceramiche Ricchetti SpA	127,131	258,104
#	Gruppo Editoriale L’Espresso SpA	676,817	3,312,401
	Hera SpA	190,779	786,459
	I Grandi Viaggi SpA	98,547	307,293
*	Immobiliare Lombardia SpA	9,036,502	2,212,747
	Immsi SpA	717,616	1,850,162
*	Impregilo SpA	1,144,479	7,684,458
	Indesit Co. SpA	167,073	2,876,522
	Industria Macchine Automatique SpA	72,957	1,662,229
	Industria Romagnola Conduttori Elettrici SpA	43,452	170,509
	Intek SpA	524,083	598,622
	Interpump Group SpA	248,737	2,455,518
	Iride SpA	849,866	3,122,006
* #	Isagro SpA	16,993	148,889
#	Italmobiliare SpA	20,975	2,617,686
* #	Juventus Football Club SpA	403,805	760,369
*	KME Group SpA	479,432	1,266,300
*	La Doria SpA	59,783	172,936
*	Lavorwash SpA	23,065	68,455
#	Linificio e Canapificio Nazionale SpA	66,833	275,387
	Mariella Burani SpA	48,185	1,580,239
	Marr SpA	131,000	1,431,664
	Meliorbanca SpA	249,443	1,323,148
	Mirato SpA	36,779	408,562
#	Mondadori (Arnoldo) Editore SpA	226,405	2,188,826
*	Monrif SpA	315,834	429,241
* #	Montefibre SpA	260,521	186,327
	Navigazione Montanari SpA	263,594	1,264,446
*	Negri Bossi SpA	76,000	91,917
*	NGP SpA	17,891	8,929
*	Olidata SpA	82,236	144,735
*	Opengate Group SpA	4,000	10,894
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	357,647
	Permasteelisa SpA	67,249	1,755,495
*	Pininfarina SpA	31,285	623,148
	Pirelli & C.Real Estate SpA	31,148	1,592,487
#	Poligrafici Editoriale SpA	257,869	464,816
	Premafin Finanziaria SpA	1,000,904	3,017,718
	Premuda SpA	296,107	680,426
*	Ratti SpA	114,537	103,430
*	RDM Realty SpA	5,771	28,787
#	Recordati SpA	340,005	3,208,747
*	Reno de Medici SpA	683,435	612,553
*	Richard-Ginori 1735 SpA	140,800	82,718
* #	Risanamento Napoli SpA	354,557	2,686,898
	Sabaf SpA	23,325	899,342
	SAES Getters SpA	30,068	1,116,698
#	SAVE SpA	32,606	1,182,373
*	Schiapparelli 1824 SpA	1,322,152	96,911
	Sirti SpA	29,967	110,102

	Smurfit Sisa SpA	72,500	$246,696
*	Snia SpA	232,689	364,982
*	Societa Partecipazioni Finanziarie SpA	959,063	695,715
#	Societe Cattolica di Assicurazoni Scrl SpA	58,191	3,662,619
#	Socotherm SpA	66,740	904,853
	Sogefi SpA	324,310	2,791,873
	Sol SpA	194,092	1,544,775
*	Sorin SpA	880,027	1,828,871
*	Stefanel SpA	96,348	411,797
	Targetti Sankey SpA	34,593	360,059
*	Tecnodiffusione Italia SpA	3,332	9,502
* #	Telecom Italia Media SpA	4,300,248	1,676,203
* #	Tiscali SpA	1,060,244	2,970,910
#	Tod’s SpA	42,015	3,528,040
	Trevi Finanziaria SpA	91,694	1,809,677
	Valentino Fashion Group SpA	150,000	7,379,070
*	Vemer Siber Group SpA	197,276	149,416
*	Viaggi del Ventaglio SpA	173,948	155,070
	Vianini Industria SpA	59,070	302,798
	Vianini Lavori SpA	180,752	2,934,261
*	Vincenzo Zucchi SpA	144,350	719,051
#	Vittoria Assicurazioni SpA	62,484	1,180,157
TOTAL COMMON STOCKS			188,524,315

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Rights 06/13/08	178,760	25,592
*	Negri Bossi SpA Warrants 06/30/10	38,000	18,369
*	Societa Partecipazioni Finanziarie SpA Rights 08/10/07	148,396	21
TOTAL RIGHTS/WARRANTS			43,982

TOTAL — ITALY			188,568,297

NETHERLANDS — (7.9%)
COMMON STOCKS — (7.9%)
#	Aalberts Industries NV	372,614	8,903,149
#	Accell Group NV	34,374	1,607,737
*	AFC Ajax NV	18,134	225,986
	Amsterdam Commodities NV	60,689	368,892
	Arcadis NV	62,073	4,443,247
#	ASM International NV	205,931	5,877,866
*	Atag Group NV	4,630	1,915
	Batenburg Beheer NV	5,153	437,264
	Beter Bed Holding NV	69,403	1,967,306
#	Brunel International NV	65,086	1,843,941
	Corporate Express NV	441,331	4,826,068
	Crown Van Gelder NV	18,307	446,002
* #	Crucell NV	237,868	4,885,099
*	Crucell NV ADR	45,768	944,651
*	De Vries Robbe Groep NV	5,470	5,770
	DOCdata NV	22,463	206,238
#	Draka Holding NV	48,947	2,185,526

*	Econosto NV	58,746	$435,196
	Eriks Group NV	43,983	3,319,586
	Exact Holding NV	97,790	4,090,308
	Fornix Biosciences NV	29,890	802,087
	Gamma Holding NV	21,255	1,683,360
* #	Getronics NV	544,961	4,817,919
	Grolsche NV	48,829	1,810,315
	Grontmij NV	78,112	3,561,845
	Hagemeyer NV	1,941,147	8,969,693
	Heijmans NV	91,720	4,242,533
	HITT BV	18,476	159,936
	Hunter Douglas NV	9,703	868,358
	ICT Automatisering NV	35,281	594,362
	Imtech NV	87,055	7,150,496
#	Innoconcepts NV	78,009	1,605,162
#	Jetix Europe NV	133,537	3,241,819
	Kas Bank NV	49,050	1,797,177
*	Kendrion NV	41,018	1,167,171
	Koninklijke Bam Groep NV	436,318	11,661,962
	Koninklijke Econosto NV	223,109	11,276,494
	Koninklijke Ten Cate NV	98,255	3,990,679
	Koninklijke Vopak NV	73,543	4,200,119
* #	Laurus NV	262,779	1,599,364
	Macintosh Retail Group NV	99,784	3,511,396
*	Maverix Capital NV	1,500	81,279
#	Nederlandsche Apparatenfabriek NV	29,670	1,442,901
	Nutreco Holding NV	146,191	10,318,739
	Oce NV	353,653	7,425,189
	OPG Groep NV	218,634	7,099,482
	Ordina NV	155,263	2,868,556
* #	Pharming Group NV	285,229	1,071,423
* #	Punch Graphix NV	12,412	114,663
* #	Qurius NV	351,539	480,399
	Royal Reesink NV	2,050	336,307
	RSDB NV	12,436	691,505
*	Samas NV	114,215	864,257
* #	Semiconductor Industries NV	142,819	929,673
	Sligro Food Group NV	157,640	7,192,627
	Smit Internationale NV	46,180	4,032,929
	Stern Groep NV	1,258	68,181
	Stork NV	105,189	6,840,284
*	Tele Atlas NV	351,470	10,177,156
#	Telegraaf Media Groep NV	176,535	5,974,972
*	Textielgroep Twenthe NV	1,000	3,565
	TKH Group NV	101,120	2,493,535
*	Tulip Computers NV	47,757	513,045
	Unit 4 Agresso NV	76,624	2,256,083
	Univar NV	99,157	7,503,491
	USG People NV	196,365	5,593,764
* #	Van der Moolen Holding NV	117,201	529,714

TOTAL — NETHERLANDS			212,637,713

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
#	Acta Holding ASA	584,100	$2,635,090
	Aker Yards ASA	155,605	1,837,573
*	Aktiv Kapital ASA	72,417	1,206,818
	Arendals Fosse Kompani ASA	100	32,701
* #	Birdstep Technology ASA	71,000	141,744
*	Blom ASA	68,367	653,922
	Bonheur ASA	67,400	3,140,914
*	Camillo Eitze & Co. ASA	58,200	783,523
*	CorrOcean ASA	83,321	103,687
* #	Det Norske Oljeselskap (DNO) ASA	1,774,304	3,662,521
#	DOF ASA	115,506	1,136,668
	EDB Business Partner ASA	149,417	1,227,879
	Ekornes ASA	110,190	2,350,190
* #	Eltek ASA	126,859	1,112,989
*	Ementor ASA	142,551	1,298,453
*	Fara ASA	56,000	21,389
	Farstad Shipping ASA	60,790	1,577,137
* #	Fast Search & Transfer ASA	487,050	985,717
	Ganger Rolf ASA	50,060	2,127,853
*	Gregoire ASA	25,808	—
	Havila Shipping ASA	22,400	419,525
*	Ignis ASA	37,372	68,036
* #	IOT ASA	75,603	35,058
	Itera Consulting Group ASA	168,000	189,175
	Kongsberg Automotive ASA	86,200	575,503
	Kongsberg Gruppen ASA	49,500	2,515,563
*	Kverneland Group ASA	258,080	564,398
#	Leroy Seafood Group ASA	92,100	2,099,257
*	Nordic Semiconductor ASA	51,200	269,028
* #	Norse Energy Corp. ASA	549,400	365,857
*	Norwegian Air Shuttle ASA	31,600	715,394
* #	Ocean Rig ASA	505,762	3,731,353
	Odfjell ASA Series A	94,900	1,774,707
#	Olav Thon Eiendomsselskap ASA	13,360	1,906,136
*	Otrum ASA	31,800	70,469
*	Petrolia Drilling ASA	1,520,000	818,995
*	Photocure ASA	33,562	323,411
* #	Q-Free ASA	85,000	233,706
	Rieber and Son ASA Series A	109,654	1,073,549
*	Scan Subsea ASA	68,367	220,651
#	Scana Industrier ASA	252,423	684,409
* #	Sevan Marine ASA	385,800	4,010,030
* #	Software Innovation ASA	51,795	134,668
	Solstad Offshore ASA	59,900	1,590,067
	Sparebanken Midt-Norge	134,100	1,737,317
*	Synnove Finden ASA	27,317	102,158
	Tandberg ASA Series A	276,210	6,630,454
* #	Tandberg Data ASA	122,130	106,366
*	Tandberg Storage ASA	48,450	22,074

* #	TGS Nopec Geophysical Co. ASA	316,440	$6,454,310
*	Thin Film Electronics ASA	16,200	39,063
#	Tomra Systems ASA	616,328	4,450,272
	TTS Marine ASA	32,900	621,690
	Veidekke ASA	319,230	2,938,264
#	Wilh. Wilhelmsen ASA	60,800	2,671,677

TOTAL — NORWAY			76,199,358

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Corticeira Amorim	230,410	665,337
*	Fibras Sinteticas de Portugal SA	195,903	50,407
	Finibanco Holdings SGPS SA	197,573	1,164,323
	Ibersol SGPS SA	20,401	320,208
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,224,924
* #	Investimentos Participacoes e Gestao SA Inapa	43,702	116,175
	Jeronimo Martins SGPS SA	853,785	5,256,917
	Mota-Engil SGPS SA	344,465	2,637,053
* #	Novabase SGPS	56,005	323,626
* #	ParaRede SGPS SA	545,591	171,469
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,728,098
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	844,118
	Sociedade de Investimento e Gestao SGPS SA	241,216	3,937,226
*	Sonae Industria SGPS SA	280,469	3,164,618
* #	Sonaecom SGPS SA	583,911	2,858,605
*	Sporting Sociedade Desportiva de Futebol	23,339	78,321
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	189,793
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,215,753
	Toyota Caetano Portugal SA	54,900	702,937

TOTAL — PORTUGAL			27,649,908

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
#	Abengoa SA	105,048	4,170,691
#	Adolfo Dominguez SA	20,351	973,910
#	Amper SA	90,745	1,551,331
* #	Avanzit SA	571,836	3,450,303
* #	Azkoyen SA	64,591	702,945
#	Banco de Andalucia SA	9,800	1,033,981
	Banco de Credito Balear SA	35,424	1,204,702
#	Banco Guipuzcoano SA	337,401	6,758,933
*	Baron de Ley SA	14,325	1,007,404
	Bodegas Riojanas SA	12,365	173,165
* #	Campofrio Alimentacion SA	96,667	1,727,534
	Cementos Portland Valderrivas SA	16,881	1,837,028
#	Compania de Distribucion Integral Logista SA	29,600	2,251,558
#	Compania Vinicola del Norte de Espana SA	16,600	403,991
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,656,843
* #	Corporacion Dermoestetica	65,100	752,277
* #	Dogi International Fabrics SA	111,418	287,018

#	Duro Felguera SA	177,786	$2,027,036
	Ebro Puleva SA	67,346	1,383,058
#	Electnor SA	103,987	5,509,727
* #	Ercros SA	2,189,041	1,306,360
*	Espanola del Zinc SA	29,250	76,744
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	229,090	4,086,157
*	Federico Partenina SA	1,190	17,171
* #	Funespana SA	22,107	223,686
	Grupo Catalana Occidente SA	70,364	2,522,894
#	Grupo Empresarial Ence SA	368,840	4,181,360
	Iberpapel Gestion SA	26,621	723,628
#	Inbesos SA	12,494	315,277
	Indo Internacional SA	37,172	436,568
	Indra Sistemas SA	47,420	1,281,221
	Inmobiliaria del Sur SA	2,513	232,567
* #	La Seda de Barcelona SA	2,019,534	6,412,555
	Lingotes Especiales SA	22,080	184,269
#	Mecalux SA	61,329	2,787,400
#	Miquel y Costas & Miquel SA	26,111	790,864
#	Natra SA	88,094	1,241,265
* #	Natraceutical SA	746,798	1,330,707
* #	NH Hoteles SA	265,195	5,161,387
*	Nicolas Correa SA	26,994	268,217
	Obrascon Huarte Lain SA	107,743	4,028,878
	Papeles y Cartones de Europa SA	183,826	2,585,317
	Pescanova SA	26,443	1,231,169
	Prim SA	29,620	702,450
#	Prosegur Cia de Seguridad SA	80,342	2,929,160
#	Service Point Solutions SA	459,595	2,195,905
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,089,274
#	Sol Melia SA	148,509	2,801,009
#	SOS Cuetara SA	363,709	7,296,313
*	Tavex Algodonera SA	185,541	644,674
*	Tecnocom, Telecomunicaciones y Energia SA Issue 2007	9,422	79,135
* #	Tecnom,Telecomunicaciones y Energia SA	94,222	830,316
#	Tubacex SA	448,449	4,400,217
	Tubos Reunidos SA	104,798	3,172,818
	Unipapel SA	46,477	1,627,988
	Uralita SA	338,493	3,317,281
* #	Urbanizaciones y Transportes SA	267,319	598,358
* #	Vertice Trescientos Sesenta Grados SA	571,836	122,311
#	Vidrala SA	59,088	2,139,392
	Viscofan SA	184,330	4,298,400
* #	Zeltia SA, Madrid	584,553	6,375,765

TOTAL — SPAIN			125,909,862

SWEDEN — (5.3%)
COMMON STOCKS — (5.3%)
*	Acando AB	160,086	385,340
* #	Active Biotech AB	77,400	830,314

	Addtech AB Series B	56,300	$1,281,683
	Angpanneforeningen AB Series B	48,500	1,312,517
* #	Anoto Group AB	261,833	487,769
	Aros Quality Group AB	41,400	337,633
*	Artimplant AB Series B	78,000	60,980
	Axfood AB	92,000	3,101,585
	Axis Communications AB	183,494	3,948,502
#	B&B Tools AB	66,900	2,201,156
	Ballingslov International AB	27,625	965,077
	Beiger Electronics AB	14,700	355,707
	Beijer Alma AB	58,800	843,100
	Bergs Timber AB Series B	8,000	70,045
	Bilia AB Series A	116,725	2,110,144
	Billerud AB	150,300	2,022,334
*	BioGaia AB Series B	38,000	191,343
*	Biotage AB	141,240	253,403
	Bong Ljungdahl AB	24,800	200,081
*	Boras Waefveri AB Series B	11,200	28,906
	Boss Media AB	125,700	258,742
#	Cantena AB	58,362	1,019,790
	Cardo AB	63,000	2,140,573
	Carl Lamm AB	33,280	250,798
	Castellum AB	428,900	5,329,497
*	Cision AB	245,156	918,945
#	Clas Ohlson AB Series B	102,500	2,510,846
#	Cloetta AB Series B	27,700	858,954
	Concordia Maritime AB Series B	70,300	419,289
*	Consilium AB Series B	16,994	131,185
#	D. Carnegie & Co. AB	186,300	3,922,145
*	Duroc AB Series B	2,700	13,275
#	Elekta AB Series B	317,200	5,160,619
* #	Enea Data AB Series B	1,012,000	482,374
	Eniro AB	480,100	5,831,320
	Expanda AB	19,547	219,975
	Fabege AB	410,700	4,887,249
	Fagerhult AB	16,800	381,904
	Forshem Group AB Series B	9,400	87,204
	G & L Beijer AB Series B	28,200	908,086
	Geveko AB	10,800	298,005
	Gunnebo AB	106,800	1,316,329
	Gunnebo Industrier AB	10,000	296,413
	Haldex AB	64,700	1,490,549
	Heba Fastighets AB Series B	14,500	430,691
	HIQ International AB	111,889	700,816
	HL Display AB Series B	14,400	441,155
	Hoganas AB Series B	77,300	2,059,569
*	Home Capital AB	25,400	236,612
#	Home Properties AB	25,400	422,046
*	IBS AB Series B	195,200	471,912
*	Industrial & Financial Systems AB Series B	487,600	552,509
	Intellecta AB Series B	5,500	47,819
	Intrum Justitia AB	163,100	2,533,153

	JM AB	280,673	$6,780,561
	Klovern AB	303,476	1,190,429
	Kungsleden AB	432,600	5,545,972
#	Lagercrantz Group AB Series B	64,300	359,071
*	LBI International AB	107,651	731,685
#	Lennart Wallenstam Byggnads AB Class B	123,900	2,557,346
#	Lindex AB	235,900	3,899,382
	LjungbergGruppen AB Series B	15,200	170,394
*	Lundin Petroleum AB	90,000	1,033,129
*	Mandator AB	455,520	164,519
*	Medivir Series B	44,650	411,816
* #	Micronic Laser Systems AB	105,400	739,064
*	Midelfart Sonesson AB Series A	4,160	10,652
*	Midelfart Sonesson AB Series B	4,160	8,089
	Munters AB	171,000	2,461,520
	NCC AB Series B	118,100	2,956,249
	Nefab AB	55,300	828,704
* #	Net Insight AB Series B	924,000	841,669
	New Wave Group AB Series B	107,400	1,065,389
	NIBE Industrier AB	185,200	1,843,614
	Nobia AB	433,500	4,185,658
	Nolato AB Series B	66,440	588,387
	OEM International AB Series B	44,400	339,541
	OMX AB	189,900	8,206,976
	ORC Software AB	36,300	940,585
*	Ortivus AB	46,010	74,764
	Partnertech AB	28,800	356,241
#	PEAB AB Series B	250,400	2,711,961
*	Peab Industri AB	125,200	582,859
	Poolia AB Series B	36,150	221,147
*	Precomp Solutions AB	16,994	9,889
	Prevas AB Series B	16,000	66,043
*	Pricer AB Series B	1,711,500	114,020
	Proact It Group AB	29,000	171,687
*	Proffice AB	215,400	588,900
	Profilgruppen AB	16,300	206,285
#	Q-Med AB	159,200	2,277,642
*	RaySearch Laboratories AB	12,700	397,168
*	Readsoft AB Series B	48,800	150,943
	Rederi AB Transatlantic Series B	95,600	696,572
	rnb Retail and Brands AB	130,200	1,627,168
#	Rottneros Bruk AB	425,600	281,417
#	Salus Ansvar AB Series B	38,900	209,448
*	Scribona AB Series A	40,100	31,114
*	Scribona AB Series B	226,140	171,758
*	Semcon AB	39,900	418,774
	Sigma AB Series B	25,800	36,915
* #	Sintercast AB	11,800	277,391
	Skanditek Industrifoervaltnings AB	156,975	866,873
	Skistar AB	94,800	1,723,914
	Studsvik AB	21,900	636,624
*	SWECO AB Series B	184,000	1,830,200

*	Switchcore AB	185,784	$3,418
* #	Teleca AB Series B	157,200	379,945
* #	Telelogic AB	777,200	2,500,752
* #	Teligent AB	111,400	35,357
*	Ticket Travel Group AB	27,152	71,312
	Trelleborg AB Series B	230,400	5,431,582
	Uniflex AB Series B	3,630	62,949
	VBG AB Series B	1,084	21,017
*	Vitrolife AB	41,500	239,762
*	Wedins Skor & Accessoarer AB	113,400	153,322
	Westergyllen AB Series B	7,400	70,979
	Wihlborgs Fastigheter AB	65,658	1,214,395
	Xponcard Group AB	7,300	146,690
TOTAL COMMON STOCKS			142,947,565

RIGHTS/WARRANTS — (0.0%)
*	Teligent AB Rights 10/02/07	111,400	173

TOTAL — SWEDEN			142,947,738

SWITZERLAND — (12.0%)
COMMON STOCKS — (11.9%)
#	A. Hiestad Holding AG	1,426	2,917,137
*	Actelion, Ltd.	177,806	9,854,490
	AFG Arbonia-Forster Holding AG	4,799	1,780,172
	Allreal Holding AG	28,047	3,291,827
	Also Holding AG	16,678	1,002,493
*	Ascom Holding AG	92,504	919,811
	Bachem Holdings AG	26,438	2,232,664
	Baloise-Holding AG	24,030	2,425,543
	Bank Coop AG	31,715	2,027,662
	Bank Sarasin & Cie Series B	1,778	7,811,984
	Banque Cantonale de Geneve	4,141	1,028,451
	Banque Cantonale du Jura	4,500	221,295
	Banque Cantonale Vaudoise	11,172	5,045,073
	Banque Privee Edmond de Rothschild SA	161	5,203,600
	Barry Callebaut AG	10,927	8,048,920
	Basellandschaftliche Kantonalbank	600	500,829
*	Basilea Pharmaceutica AG	2,629	597,823
	Basler Kantonalbank	5,250	511,818
	Belimo Holdings AG	1,884	2,260,155
	Bellevue Group AG	27,315	2,093,456
	Berner Kantonalbank	25,110	4,607,898
	Bobst Group AG	36,682	2,672,777
	Bossard Holding AG	8,467	633,643
	Bucher Industries AG	33,989	6,316,615
	BVZ Holding AG	391	127,686
	Calida Holding AG	396	220,984
*	Card Guard AG	32,013	170,080
	Carlo Gavazzi Holding AG	1,065	273,908
	Charles Voegele Holding AG	29,471	2,599,138

	Clariant AG	794,519	$9,733,569
	Compagnie Financiere Tradition	5,202	1,009,307
	Conzzeta Holdings AG	1,415	2,916,034
	Crealogix Holding AG	3,388	264,615
	Daetwyler Holding AG	34,800	2,598,217
	Edipresse SA	1,572	756,422
	Eichhof Holding AG	458	789,011
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,778,335
	ELMA Electronic AG	472	243,388
	Emmi AG	13,638	1,908,358
	Ems-Chemie Holding AG	31,716	4,437,196
	Energiedienst Holding AG	8,265	4,444,648
	Feintol International Holding AG	1,601	570,056
	Flughafen Zuerich AG	13,645	5,266,648
#	Forbo Holding AG	5,990	3,565,767
	Fuchs Petrolub AG	19,809	1,580,710
	Galenica Holding AG	15,936	6,818,805
	George Fisher AG	11,518	7,928,673
	Golay-Buchel Holding SA	40	80,078
	Gurit Holding AG	1,326	1,402,384
	Helvetia Holding AG	12,833	4,397,332
	Hexagon AB	81,720	1,631,190
	Implenia AG	49,554	1,380,470
	Industrieholding Cham AG	1,704	687,201
	Interroll-Holding SA	2,475	1,230,956
	Intershop Holding AG	3,444	930,187
*	IsoTis, Inc. SA	25,184	179,310
	Jelmoli Holding AG (4382641)	1,521	4,174,428
	Jelmoli Holding AG (4382652)	2,835	1,553,898
*	Kaba Holding AG	10,381	3,128,168
*	Kardex AG	17,985	1,003,930
	Komax Holding AG	9,005	1,506,444
#	Kudelski SA	106,944	3,020,591
	Kuoni Reisen Holding AG	13,794	6,520,410
	Lem Holdings SA	3,651	1,109,833
*	Logitech International SA	242,719	6,715,151
	Lonza Group AG	126,465	13,769,099
	Luzerner Kantonalbank	18,593	4,182,221
	Medisize Holding AG	13,260	1,052,466
	Metraux Services Holdings SA	1,853	312,458
* #	Micronas Semiconductor Holding AG	78,808	1,036,035
*	Mikron Holding AG	43,452	527,133
	Mobilezone Holding AG	115,610	756,205
	Orell Fuessli Holding AG	5,076	843,286
*	Parco Industriale e Immobiliare SA	600	1,804
	Phoenix Mecano AG	3,041	1,265,035
	PSP Swiss Property AG	148,025	7,859,151
	PubliGroupe SA	6,325	2,205,395
	Rieters Holdings AG	15,890	8,620,181
	Romande Energie Holding SA	2,839	3,906,004
*	Schaffner Holding AG	1,830	419,183
#	Schulthess Group AG	14,570	1,828,795

	Schweiter Technology AG	4,193	$1,545,573
	Schweizerhall Holding AG	8,648	1,410,037
	Schweizerische National Versicherungs Gesellschaft	1,881	1,455,603
	SEZ Holding AG	53,128	1,234,916
	SIA Abrasives Holding AG	2,381	963,536
	Siegfried Holding AG	8,560	1,414,918
*	Sihl	150	387
	Sika AG	7,511	14,620,120
	Societa Elettrica Sopracenerina SA	2,409	573,803
	Societe Generale d’Affichage	5,872	1,305,167
	St. Galler Kantonalbank	9,217	3,991,508
	Straumann Holding AG	12,103	3,394,279
	Sulzer AG	14,002	20,086,726
	Swiss Prime Site AG	81,434	4,631,797
*	Swisslog Holding AG	798,972	1,131,736
	Swissquote Group Holding SA	41,220	2,289,510
	Tamedia AG	15,322	1,942,639
	Tecan Group AG	40,139	2,584,876
* #	Temenos Group AG	152,630	3,559,952
*	Tornos SA	38,028	674,207
*	UMS Schweizerische Metallwerke Holding AG	17,585	375,381
*	Unilabs	23,874	1,163,975
	Valartis Group AG	10,374	787,944
	Valiant Holding AG	60,231	9,135,886
	Valora Holding AG	12,004	2,395,908
	Vaudoise Assurances Holdings SA	3,233	534,514
	Villars Holding SA	150	76,015
* #	Von Roll Holding AG	379,814	2,764,638
	Vontobel Holdings AG	114,466	5,876,815
	Walliser Kantonalbank	1,457	612,021
	WMH Walter Meier Holding AG	4,878	931,236
* #	Ypsomed Holdings AG	2,419	176,664
	Zehnder Holding AG	786	1,566,695
	Zueblin Immobilien Holding AG	78,908	679,976
	Zuger Kantonalbank	630	1,795,500
TOTAL COMMON STOCKS			322,928,561

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,783,362

RIGHTS/WARRANTS — (0.0%)
*	Unilabs Warrants 12/15/08	23,874	34,860

TOTAL — SWITZERLAND			324,746,783

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.69%, 10/01/07 (Collateralized by $2,900,000 FHLMC 6.50%, 12/01/36, valued at $2,391,565) to be repurchased at $2,419,945	$2,419	$2,419,000

SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Deutsche Bank Securities 5.10%, 10/01/07 (Collateralized by $443,137,539 FHLMC 5.500%, 05/16/36 & 6.000%, 03/01/33 & FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 04/01/19 to 02/01/37, valued at $71,085,033) to be repurchased at $69,720,827	69,691	69,691,208
@ Repurchase Agreement, Merrill Lynch 5.10%, 10/01/07 (Collateralized by $388,695,531 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/21 to 09/01/37, valued at $328,442,325) to be repurchased at $322,136,266	321,999	321,999,416
TOTAL SECURITIES LENDING COLLATERAL		391,690,624

TOTAL INVESTMENTS - (100.0%)
(Cost $1,761,694,840)##		$2,706,201,995

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (90.5%)
Consumer Discretionary — (9.2%)
	Astral Media, Inc. Class A	50,800	$2,236,497
*	Azure Dynamics Corp.	256,850	113,622
* #	Ballard Power Systems, Inc.	70,800	353,057
	BMTC Group, Inc.	14,900	356,378
*	CanWest Global Communications Corp.	38,100	276,945
*	Coastal Contacts, Inc.	64,400	72,516
	Cogeco Cable, Inc.	16,700	738,752
	Corus Entertainment, Inc. Class B	42,400	2,009,487
	Dorel Industries, Inc. Class B	28,800	869,226
	easyhome, Ltd.	1,500	29,030
*	Forzani Group, Ltd. Class A	32,700	696,969
*	Glacier Ventures International Corp.	39,300	163,972
*	Great Canadian Gaming Corp.	75,800	933,544
*	Indigo Books & Music, Inc.	21,000	345,197
*	Kangaroo Media, Inc.	17,900	26,275
	Le Chateau, Inc.	21,600	301,855
	Leon’s Furniture, Ltd.	53,400	688,807
	Linamar Corp.	57,700	1,490,866
*	Mad Catz Interactive, Inc.	70,200	88,928
*	Martinrea International, Inc.	54,100	930,086
*	MDC Partners, Inc. Class A	25,600	280,284
*	MEGA Brands, Inc.	19,900	338,119
	Reitmans Canada, Ltd.	49,300	948,182
*	RONA, Inc.	120,900	2,649,796
#	Torstar Corp. Class B	56,900	1,135,540
	TVA Group, Inc. Class B	5,500	79,460
	Uni-Select, Inc.	22,100	679,009
	Wescast Industries, Inc.	5,200	71,623
*	West 49, Inc.	45,700	54,216
*	Westport Innovations, Inc.	92,600	227,159
Total Consumer Discretionary			19,185,397

Consumer Staples — (3.3%)
*	Brick Brewing Co., Ltd.	20,100	35,364
	Canada Bread Co., Ltd.	4,200	260,872
*	CoolBrands International, Inc.	38,200	36,869
	Corby Distilleries, Ltd.	12,500	318,077
*	Cott Corp.	43,900	349,117
*	Fishery Products International (FPI), Ltd.	1,200	22,714

	Maple Leaf Foods, Inc.	65,800	$994,955
	Rothmans, Inc.	68,000	1,573,780
*	Saskatchewan Wheat Pool, Inc.	202,700	2,363,967
*	SunOpta, Inc.	66,900	967,869
Total Consumer Staples			6,923,584

Energy — (21.5%)
*	Accrete Energy, Inc.	14,600	66,053
	Akita Drilling, Ltd.	16,400	244,190
*	Alberta Clipper Energy, Inc.	32,800	87,388
*	Anderson Energy, Ltd.	63,600	239,143
*	Antrim Energy, Inc.	91,300	556,254
*	Arawak Energy Corp.	195,100	490,373
* #	Aurora Energy Resources, Inc.	55,600	760,227
*	Bankers Petroleum, Ltd.	457,000	222,837
*	Berens Energy, Ltd.	107,900	75,936
*	Birch Mountain Resources, Ltd.	21,051	31,958
*	Birchcliff Energy, Ltd.	63,100	298,165
*	Bow Valley Energy, Ltd.	96,200	566,764
*	Breaker Energy, Ltd.	34,000	198,261
*	Bulldog Resouces, Inc.	26,500	162,786
*	Burmis Energy, Inc.	61,200	135,364
	Calfrac Well Services, Ltd.	23,300	521,213
*	Calvalley Petroleum, Inc.	69,400	298,630
* #	Canadian Superior Energy, Inc.	138,600	384,594
*	Candax Energy, Inc.	176,500	163,253
*	Canyon Services Group, Inc.	16,600	52,571
* #	Caspian Energy, Inc.	37,500	16,589
*	CE Franklin, Ltd.	11,200	122,624
*	Celtic Exploration, Ltd.	36,600	496,022
	CHC Helicopter Corp. Class A	17,900	451,167
*	Cinch Energy Corp.	72,400	78,613
*	Coalcorp Mining, Inc.	97,971	320,118
*	Comaplex Minerals Corp.	3,500	18,720
*	Compton Petroleum Corp.	94,600	889,268
* #	Connacher Oil & Gas, Ltd.	204,900	826,068
*	Cordero Energy, Inc.	40,700	148,536
*	Corridor Resources, Inc.	70,600	677,857
*	Crew Energy, Inc.	43,500	374,363
*	Cyries Energy, Inc.	55,500	421,837
*	Delphi Energy Corp.	72,500	137,033
*	Denison Mines Corp.	192,700	2,175,661
*	Duvernay Oil Corp.	47,000	1,487,518
*	Ember Resources, Inc.	22,500	36,872
*	Endev Energy, Inc.	34,700	29,654
	Ensign Energy Services, Inc.	45,800	861,067
*	ExAlta Energy, Inc.	21,500	33,288
*	First Calgary Petroleums, Ltd. Class A	266,000	1,286,342
*	Galleon Energy, Inc. Class A	57,700	890,459
*	Gentry Resources, Ltd.	45,200	121,333
*	Great Plains Exploration, Inc.	21,100	21,213
* #	Grey Wolf Exploration, Inc.	39,800	108,838

*	Heritage Oil Corp.	11,100	$530,086
*	Highpine Oil & Gas, Ltd.	60,200	619,764
*	Hillsborough Resources, Ltd.	42,400	20,675
*	Innova Exploration, Ltd.	44,100	332,529
*	Iteration Energy, Ltd.	63,000	316,694
* #	Ivanhoe Energy, Inc.	229,400	440,511
*	Kereco Energy, Ltd.	60,100	232,025
*	Mahalo Energy, Ltd.	54,800	166,386
*	Midnight Oil Exploration, Ltd.	17,400	25,541
*	Nuvista Energy, Ltd.	46,600	644,196
*	Oilexco, Inc.	147,400	2,129,531
*	Open Range Energy Corp.	12,800	36,161
*	Pacific Stratus Energy, Ltd.	49,909	544,927
*	Paramount Resources, Ltd. Class A	37,100	694,891
	Pason Systems, Inc.	59,900	897,913
*	Peerless Energy, Inc.	54,600	180,600
*	Petrobank Energy & Resources, Ltd.	67,000	2,567,104
*	Petrolifera Petroleum, Ltd.	34,900	533,333
*	ProEx Energy, Ltd.	47,700	678,585
*	ProspEx Resouces, Ltd.	50,500	187,347
	Pulse Data, Inc.	44,800	144,582
*	Pure Energy Services, Ltd.	4,900	22,119
*	Rally Energy Corp.	81,000	594,480
*	Rider Resources, Ltd.	58,700	308,652
*	Rock Energy, Inc.	12,200	40,477
*	Rockyview Energy, Inc.	13,600	31,175
	Savanna Energy Services Corp.	57,300	979,339
*	Saxon Energy Services, Inc.	95,400	479,566
	ShawCor, Ltd.	57,900	2,075,820
*	Storm Exploration, Inc.	46,900	412,582
*	Synenco Energy, Inc.	61,600	699,824
*	Technicoil Corp.	86,200	52,865
*	Tesco Corp.	31,600	852,071
*	Transglobe Energy Corp.	63,300	320,112
	Trican Well Service, Ltd.	121,400	2,476,455
*	TriStar Oil and Gas, Ltd.	11,738	100,548
*	Turnkey E&P, Inc.	21,000	128,789
*	TUSK Energy Corp.	45,100	62,119
*	UEX Corp.	148,700	913,444
*	Uranium One, Inc.	50,535	673,190
*	Ur-Energy, Inc.	80,700	249,082
*	UTS Energy Corp.	427,500	2,363,897
*	Verenex Energy, Inc.	28,900	313,799
*	Vero Energy, Inc.	30,700	175,314
*	Wenzel Downhole Tools, Ltd.	21,200	22,380
*	West Energy, Ltd.	83,100	298,263
*	Xtreme Coil Drilling Corp.	32,000	329,443
*	ZCL Composite, Inc.	26,100	299,928
Total Energy			44,786,134

Financials — (4.9%)
	Canaccord Capital, Inc.	39,300	749,926

	Canadian Western Bank	57,100	$1,636,103
	Clairvest Group, Inc.	1,900	27,507
*	Dundee Corp. Class A	64,300	1,412,512
	DundeeWealth, Inc.	51,100	910,876
	EGI Financial Holdings, Inc.	6,250	81,624
	Equitable Group, Inc.	12,700	370,281
*	Gluskin Shef & Associates, Inc.	7,500	229,980
	Home Capital Group, Inc.	31,200	1,082,190
	Kingsway Financial Services, Inc.	58,000	1,073,523
	Laurentian Bank of Canada	19,900	858,302
	Northbridge Financial Corp.	26,700	936,574
	Quest Capital Corp.	155,400	396,839
*	Rentcash, Inc.	8,000	30,644
	Sceptre Invesment Counsel, Ltd.	15,600	162,485
	Western Financial Group, Inc.	43,500	244,036
	Xceed Mortgage Corp.	32,800	90,026
Total Financials			10,293,428

Health Care — (5.0%)
*	Adherex Technologies, Inc.	49,000	18,720
*	AEterna Zentaris, Inc.	28,700	75,021
*	Akela Pharma, Inc.	21,200	19,183
*	Ambrilia Biopharma, Inc.	13,200	29,196
*	Angiotech Pharmaceuticals, Inc.	174,200	1,089,352
*	Aspreva Pharmaceuticals Corp.	27,500	565,123
*	Axcan Pharma, Inc.	54,600	1,129,712
*	Biomira, Inc.	21,900	20,697
*	BioMS Medical Corp.	28,200	67,761
*	Bioniche Life Sciences, Inc.	54,400	63,990
*	Cangene Corp.	61,000	475,293
*	Cardiome Pharma Corp.	43,000	403,348
*	CryoCath Technologies, Inc.	41,000	171,890
*	DiagnoCure, Inc.	20,800	58,135
*	Draxis Health, Inc.	54,300	282,787
*	Imaging Dynamics Co., Ltd.	24,500	40,396
*	Isotechnika, Inc.	139,100	179,006
* #	Labopharm, Inc.	26,000	43,131
	MDS, Inc.	117,700	2,533,511
*	MedcomSoft, Inc.	35,000	16,187
*	Medicure, Inc.	150,100	169,016
*	Microbix Biosystems, Inc.	27,900	27,489
*	Migenix, Inc.	2,000	1,005
* #	Neurochem, Inc.	5,100	14,100
*	Oncolytics Biotech, Inc.	22,900	43,744
*	Ondine Biopharma Corp.	60,500	64,475
*	Paladin Labs, Inc.	15,700	157,055
*	Parkbridge Lifestyles Communities, Inc.	18,000	111,295
*	Patheon, Inc.	63,500	197,909
*	ProMetic Life Sciences, Inc.	230,200	86,789
*	QLT, Inc.	58,600	331,693
* #	Resverlogix Corp.	12,200	108,673
*	SemBioSys Genetics, Inc.	17,200	51,186

*	SXC Health Solutions Corp.	26,500	$421,485
*	Theratechnologies, Inc.	70,000	764,289
*	TLC Vision Corp.	57,100	181,981
*	Transition Therapeutics, Inc.	19,933	265,332
*	TSO3, Inc.	59,300	124,604
*	Vasogen, Inc.	12,500	26,768
*	ViRexx Medical Corp.	28,700	16,447
Total Health Care			10,447,774

Industrials — (11.1%)
*	Aecon Group, Inc.	40,400	625,506
*	Alexco Resource Corp.	28,700	144,849
*	ATS Automation Tooling System, Inc.	123,720	866,967
*	Avcorp Industries, Inc.	24,100	38,283
	Buhler Industries, Inc.	7,200	49,947
*	Carmanah Technologies Corp.	12,200	19,993
*	Ceramic Protection Corp.	4,700	29,533
#	Clarke, Inc.	37,900	356,271
*	Commercial Solutions, Inc.	4,100	13,809
*	Discovery Air, Inc. Class A	136,900	211,960
*	Evertz Technologies, Ltd.	40,300	1,369,467
	Exco Technologies, Ltd.	8,500	42,729
*	Flint Energy Services, Ltd.	26,000	686,694
*	Garda World Security Corp. Class A	29,600	550,545
*	GBS Gold International, Inc.	75,500	129,040
*	GLV, Inc.	4,800	65,245
*	Heroux-Devtek, Inc.	32,800	325,477
	Husky Injection Molding Systems, Ltd.	100,400	808,530
*	Hydrogenics Corp.	115,430	161,311
*	Intermap Technologies, Ltd.	43,100	268,657
*	Magellan Aerospace Corp.	82,200	197,515
	Marsulex, Inc.	20,200	278,229
	Methanex Corp.	104,800	2,660,433
*	Northstar Aerospace, Inc.	6,700	27,012
*	Peregrine Diamonds, Ltd.	25,300	33,576
*	Quebecor World, Inc.	74,800	726,455
	Richelieu Hardware, Ltd.	21,600	533,349
	Ritchie Brothers Auctioneers, Inc.	29,400	1,920,097
*	Royal Laser Corp.	67,300	46,010
#	Russel Metals, Inc.	64,700	2,009,333
*	Silver Standard Resources, Inc.	33,292	1,238,430
*	Stantec, Inc.	45,700	1,502,428
*	Steeplejack Industrial Group, Inc.	9,800	113,503
*	The Churchill Corp.	17,100	287,966
	Toromont Industries, Ltd.	65,700	1,725,314
	Transat A.T., Inc. Class A	2,400	86,623
	Transcontinental, Inc. Class A	69,300	1,519,563
*	Uranium Participation Corp.	46,000	528,608
*	Vector Aerospace Corp.	31,700	168,914
*	Vitran Corp., Inc.	13,300	220,898
*	West Timmins Mining, Inc.	118,200	112,894
*	Xantrex Technology, Inc.	34,000	376,695
Total Industrials			23,078,658

Information Technology — (6.6%)
*	20-20 Technologies, Inc.	17,700	$117,448
*	Aastra Technologies, Ltd.	16,500	551,908
*	Absolute Software Corp.	22,700	657,276
*	AXIA NetMedia Corp.	79,600	323,314
*	Belzberg Techologies, Inc.	18,000	107,676
	Calian Technologies, Ltd.	400	5,228
*	Celestica, Inc.	209,200	1,278,777
*	Certicom Corp.	18,200	41,902
*	COM DEV International, Ltd.	63,300	323,930
	Computer Modelling Group, Ltd.	6,500	95,084
*	Constellation Software, Inc.	6,500	159,714
*	Dalsa Corp.	24,500	249,274
*	Divestco, Inc.	38,200	114,832
*	Emergis, Inc.	77,500	545,418
	Enghouse Systems, Ltd.	17,350	134,314
*	Exfo Electro-Optical Engineering, Inc.	41,800	281,146
*	Gemcom Software International, Inc.	64,200	115,536
	Gennum Corp.	35,400	359,463
*	Hemisphere GPS, Inc.	62,400	149,311
*	International Datacasting Corp.	56,000	52,360
*	Intrinsyc Software International, Inc.	80,700	47,869
*	Kaboose, Inc.	86,800	220,785
*	MacDonald Dettweiler & Associates, Ltd.	33,000	1,516,543
*	March Networks Corp.	18,600	267,598
*	Matrikon, Inc.	17,300	44,352
*	Miranda Technologies, Inc.	24,100	284,698
	MKS, Inc.	22,600	35,218
	Mosaid Technologies, Inc.	12,700	248,344
*	Nurun, Inc.	9,600	32,333
* #	Open Text Corp.	51,100	1,332,150
*	Points International, Ltd.	122,100	220,962
*	Q9 Networks, Inc.	22,400	355,598
	Quebecor, Inc. Class B	44,300	1,666,622
*	RDM Corp.	18,300	62,739
*	Sierra Wireless, Inc.	27,900	586,246
*	SIRIT, Inc.	108,500	35,998
	Softchoice Corp.	19,830	330,550
*	SR Telecom, Inc.	171,100	6,021
*	The Descartes Systems Group, Ltd.	48,200	227,758
*	Tundra Semiconductor Corp.	30,750	224,446
*	Vecima Network, Inc.	16,900	135,078
*	Wi-LAN, Inc.	50,400	145,933
* #	Zarlink Semiconductor, Inc.	101,300	140,546
Total Information Technology			13,832,298

Materials — (27.7%)
#	Aber Diamond Corp.	41,600	1,628,617
* #	Adanac Molybdenum Corp.	95,600	129,754
*	Allen-Vanguard Corp.	58,900	562,560

*	Almaden Minerals, Ltd.	39,800	$94,433
*	Altius Minerals Corp.	26,100	600,905
	Amerigo Resources, Ltd.	99,565	257,258
*	Anvil Mining, Ltd.	60,240	1,047,758
*	Apollo Gold Corp.	19,512	10,005
*	Aquiline Resources, Inc.	54,800	561,967
*	Atna Resource, Ltd.	57,247	92,088
*	Atrium Innovations, Inc.	15,700	370,461
*	Augusta Resource Corp.	85,600	228,921
*	Aurelian Resources, Inc.	103,680	773,444
*	Aurizon Mines, Ltd.	154,400	639,550
*	Baffinland Iron Mines Corp.	77,010	301,954
* #	Baja Mining Corp.	107,600	218,521
*	Breakwater Resources, Ltd.	357,500	1,089,051
*	Caledonia Mining Corp.	99,500	14,005
*	Campbell Resources, Inc.	94,387	12,336
*	Canadian Gold Hunter, Corp.	42,702	82,858
*	Canadian Royalties, Inc.	69,480	195,590
*	Canadian Zinc Corp.	98,700	86,331
	Canam Group, Inc. Class A	40,500	565,978
*	Candente Resource Corp.	66,765	124,851
*	Canfor Corp.	96,700	1,075,255
*	Capstone Mining Corp.	88,245	265,272
*	Cardero Resource Corp.	53,400	98,784
*	Carpathian Gold, Inc.	108,472	92,697
	Cascades, Inc.	72,100	721,979
*	Catalyst Paper Corp.	180,800	352,639
	CCL Industries, Inc. Class B	26,900	1,210,791
*	Chariot Resouces, Ltd.	298,700	345,353
*	Claude Resources, Inc.	70,000	102,046
*	Constellation Copper Corp.	155,300	101,488
*	Crew Gold Corp.	22,300	39,459
*	Crystallex International Corp.	257,725	811,018
*	Dundee Precious Metals, Inc.	35,354	289,685
*	Eastern Platinum, Ltd.	663,190	1,513,539
*	Eastmain Resources, Inc.	29,014	20,127
*	Eldorado Gold Corp.	327,495	2,001,880
*	Endeavour Silver Corp.	37,700	124,700
*	Entree Gold, Inc.	68,600	172,422
*	Equinox Minerals, Ltd.	555,890	2,330,530
*	Erdene Gold, Inc.	66,489	78,211
*	Etruscan Resources, Inc.	63,775	195,560
*	Euro Goldfields, Ltd.	156,900	929,112
*	Far West Mining, Ltd.	36,320	167,605
* #	Farallon Resources, Ltd.	246,500	156,130
* #	First Nickel, Inc.	135,300	118,344
*	FNX Mining Co., Inc.	36,025	1,195,608
*	Formation Capital Corp.	178,000	103,795
*	Forsys Metals Corp.	43,200	148,539
*	Fortune Minerals, Ltd.	37,970	106,888
*	Fraser Papers, Inc.	35,700	179,819
*	Fronteer Development Group, Inc.	60,800	632,665

*	Frontera Copper Corp.	63,300	$420,027
*	Glencairn Gold Corp.	178,500	41,276
*	Globestar Mining Corp.	77,500	143,367
* #	Globex Mining Enterprises, Inc.	3,100	12,373
*	Gold Eagle Mines, Ltd.	72,000	461,831
*	Golden Peaks Resources	5,500	12,220
*	Golden Star Resources, Ltd.	231,100	943,313
* #	Grande Cache Coal Corp.	52,600	67,161
*	Great Basin Gold, Ltd.	195,390	589,323
*	Great Panther Resources, Inc.	43,110	67,613
*	Greystar Resources, Ltd.	19,187	133,102
*	Guyana Goldfields, Inc.	22,852	226,992
*	Hanfeng Evergreen, Inc.	49,500	734,550
*	High River Gold Mines, Ltd.	263,620	797,764
	IAMGOLD Corp.	257,500	2,226,411
*	Imperial Metals Corp.	33,490	496,971
*	Inter-Citic Minerals, Inc.	45,537	67,299
*	International Forest Products, Ltd. Series A	58,000	415,181
	International Royalty Corp.	66,280	449,130
*	Intertape Polymer Group, Inc.	13,000	44,046
*	Ivernia, Inc.	115,960	159,720
*	Jinshan Gold Mines, Inc.	148,500	335,922
*	Kirkland Lake Gold, Inc.	48,980	588,459
*	La Mancha Resources, Inc.	11,000	7,520
*	Lake Shore Gold Corp.	93,500	178,606
*	Laramide Resources, Ltd.	36,700	285,955
*	Linear Gold Corp.	14,200	41,687
*	Major Drilling Group International, Inc.	23,200	1,242,045
*	Malaga, Inc.	60,500	36,495
* #	MDN, Inc.	100,780	114,494
* #	Mega Uranium, Ltd.	88,000	417,594
*	Metallic Ventures Gold, Inc.	12,200	23,305
*	Migao Corp.	34,600	290,464
*	Minco Gold Corp.	13,900	11,320
*	Minco Silver Corp.	15,300	29,073
*	Miramar Mining Corp.	200,370	952,848
*	Mundoro Mining, Inc.	34,700	23,374
*	Neo Material Technologies, Inc.	96,400	518,514
#	Norbord, Inc.	95,200	773,353
*	North American Palladium, Ltd.	34,810	264,579
*	Northern Orion Resources, Inc.	113,500	716,614
*	Northern Peru Copper Corp.	28,100	294,659
*	Northgate Minerals Corp.	210,100	591,444
*	Nuinsco Resources, Ltd.	19,000	7,736
*	Olympus Pacific Minerals, Inc.	82,500	45,619
* #	Pacific Rim Mining Corp.	62,132	70,587
*	Pan Amer Silver Corp.	42,400	1,221,294
*	Pelangio Mines, Inc.	61,600	108,999
*	Petaquilla Minerals, Ltd.	85,180	282,606
*	Platinum Group Metals Ltd.	40,487	162,819
*	Polaris Miner Corp.	29,500	415,221
*	PolyMet Mining Corp.	111,377	422,150

*	Qgx, Ltd.	44,900	$146,258
*	Quadra Mining	52,250	971,824
*	Queenston Mining, Inc.	24,496	49,256
*	Redcorp Ventures, Ltd.	110,500	32,217
*	Resin Systems, Inc.	138,100	211,041
*	Richmont Mines, Inc.	20,500	58,327
* #	Rubicon Minerals Corp.	134,300	237,639
	Samuel Manu-Tech, Inc.	9,100	119,028
*	Scandinavian Minerals, Ltd.	15,930	113,391
* #	Scorpio Minining Corp.	56,800	85,658
*	SEMAFO, Inc.	195,465	320,322
*	Shore Gold, Inc.	67,300	205,692
	Silvercorp Metals, Inc.	46,500	969,130
*	Sino-Forest Corp.	71,600	1,618,945
*	Skye Resources, Inc.	41,330	482,007
*	St. Andrew Goldfields, Ltd.	14,185	9,840
*	Starfield Resources, Inc.	268,515	429,235
* #	Stelco, Inc.	1,300	49,796
	Stella-Jones, Inc.	12,100	550,470
*	Stornoway Diamond Corp.	154,000	111,476
*	Suramina Resources, Inc.	5,700	7,794
*	Tanzanian Royalty Exploration Corp.	63,613	374,138
*	Taseko Mines, Ltd.	116,600	606,064
* #	Teal Exploration & Mining, Inc.	29,945	153,541
* #	Tembec, Inc.	58,300	39,271
*	Thompson Creek Metals Company, Inc.	112,500	2,482,657
*	Timminco, Ltd.	83,500	1,234,052
*	Tiomin Resources, Inc.	199,455	23,061
*	TVI Pacific, Inc.	169,346	21,282
* #	Vaaldiam Resources, Ltd.	55,900	46,085
*	Wesdome Gold Mines, Ltd.	18,700	31,961
	West Fraser Timber Co., Ltd.	33,200	1,260,375
*	Western Canadian Coal Corp.	84,308	174,609
	Winpak, Ltd.	21,400	161,363
*	Yukon-Nevada Gold Corp.	21,700	39,052
Total Materials			57,783,018

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	81,000	73,292

Utilities — (1.2%)
*	BioteQ Environmental Technologies, Inc.	61,200	236,887
*	Boralex, Inc. Class A	38,900	645,302
*	Canadian Hydro Developers, Inc.	98,500	613,985
	Emera, Inc.	28,700	581,416
*	MAXIM Power Corp.	42,100	304,327
	Pacific Northern Gas, Ltd.	3,800	69,723
Total Utilities			2,451,640

TOTAL COMMON STOCKS			188,855,223

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	$9,365

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (4.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.69%, 10/01/07 (Collateralized by $11,390,000 FHLMC 6.50%, 12/01/36, valued at $9,393,079) to be repurchased at $9,503,713	$9,500	9,500,000

SECURITIES LENDING COLLATERAL — (4.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.10%, 10/01/07 (Collateralized by $5,307,782 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/35 to 09/01/37 & FNMA, rates ranging from 5.258%(r) to 5.690%(r), maturities ranging from 12/01/11 to 03/01/37, valued at $4,973,966) to be repurchased at $4,878,509	4,876	4,876,437
@ Repurchase Agreement, Merrill Lynch 5.10%, 10/01/07 (Collateralized by $11,400,000 FNMA 4.000%, 05/01/19 & 5.500%, 04/01/23, valued at $5,453,439) to be repurchased at $5,345,983	5,344	5,343,712
TOTAL SECURITIES LENDING COLLATERAL		10,220,149

TOTAL INVESTMENTS - (100.0%)
(Cost $198,061,882)##		$208,584,737

See accompanying Notes to Financial Statements.

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At September 30, 2007, the Trust consists of twenty-one investment portfolios, of which five are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the  International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of

Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At September 30, 2007, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,132,374,358
The Asia Pacific Small Company Series	1,236,198,927
The United Kingdom Small Company Series	813,574,798
The Continental Small Company Series	1,761,695,796
The Canadian Small Company Series	198,061,882

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA  FUNDS- INVESTMENT TRUST

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Badolato

Robert Badolato
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	November 29, 2007

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	November 29, 2007